No. 333-59093

811-08879

As filed with the Securities and Exchange Commission on June 27, 2008

Form N-1A

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.  ☐

POST-EFFECTIVE AMENDMENT NO. 22

and

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 23

SUN CAPITAL ADVISERS TRUST

(Exact name of registrant as specified in charter)

One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (781) 237-6030

Maura A. Murphy, Esq.

(Secretary of the Trust)

Sun Capital Advisers Trust

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

(Name and address of agent for service)

Copies of communications to:

Christopher P. Harvey, Esq.

Wilmer Cutler Pickering Hale and Dorr LLP

60 State Street

Boston, MA 02109

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☒	on September 15, 2008 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SUN CAPITAL ADVISERS TRUST®

Prospectus [            ], 2008

SCSM Ibbotson Moderate Fund

SCSM Ibbotson Balanced Fund

SCSM Ibbotson Growth Fund

SCSM Dreman Small Cap Value Fund

SCSM AIM Small Cap Growth Fund

SCSM AllianceBernstein International Value Fund

SCSM PIMCO Total Return Fund

SCSM BlackRock Inflation Protected Bond Fund

Initial Class Shares

The Securities and Exchange Commission has not approved any fund’s shares as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Sun Capital Advisers LLC, a member of the Sun Life Financial group of companies, serves as investment adviser to Sun Capital Advisers Trust.

OVERVIEW OF FUNDS

ADVISER	All of the funds are managed by Sun Capital Advisers LLC. The adviser is an indirect, wholly-owned subsidiary of Sun Life Financial Inc., a diversified financial services organization.

FUNDS	Shares of the funds are available exclusively for variable annuity and variable life insurance products. Variable annuity and variable life contract owners should also review the separate account prospectus prepared by the insurance company for their contracts.

SCSM Ibbotson Moderate Fund

SCSM Ibbotson Balanced Fund

SCSM Ibbotson Growth Fund

SCSM Dreman Small Cap Value Fund

SCSM AIM Small Cap Growth Fund

SCSM AllianceBernstein International Value Fund

SCSM PIMCO Total Return Fund

SCSM BlackRock Inflation Protected Bond Fund

YOU SHOULD KNOW	An investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Sun Capital Advisers Trust’s trustees may change a fund’s investment goal without shareholder approval.

This prospectus relates only to the Initial Class shares of Sun Capital Advisers Trust, which are offered through the variable annuity and variable life insurance products for which Initial Class shares of the funds serve as investment options. The Service Class shares of the funds are offered by means of a separate prospectus.

1

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Ibbotson Moderate Fund

Adviser

Sun Capital

Advisers LLC

Subadviser

Ibbotson Associates, Inc.

INVESTMENT GOALS

Current income and long-term capital growth.

KEY INVESTMENTS AND STRATEGIES

The fund is a “fund of funds.” The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities. The investment policies of the various underlying funds are described in “Appendix B: Information About the Underlying Funds,” which is considered part of this prospectus.

Because this is a moderate allocation fund, the fund’s assets will be invested primarily in fixed income funds and, to a lesser extent, equity funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.

Under normal circumstances, the fund expects to invest its assets between asset classes in the following ranges. The fixed income fund allocation includes the fund’s investments in cash, cash equivalents, or money market funds.

SC Ibbotson Moderate Fund

Equity Fund Allocation		Fixed Income Fund Allocation
Target	Range	Target	Range
40%	30% to 50%	60%	50% to 70%

BASIC INFORMATION ABOUT SC IBBOTSON MODERATE FUND

Based upon the analysis described under “How Investments Are Selected,” the fund expects to invest its assets in underlying mutual funds within the following ranges.

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SC Davis Venture Value Fund	0% to 30%
SC Oppenheimer Large Cap Core Fund	0% to 30%
SC Oppenheimer Main Street Small Cap Fund	0% to 30%
SC WMC Blue Chip Mid Cap Fund	0% to 30%
SC WMC Large Cap Growth Fund	0% to 30%
SC Lord Abbett Growth & Income Fund	0% to 30%
SC Goldman Sachs Mid Cap Value Fund	0% to 30%
SC AIM Small Cap Growth Fund	0% to 30%

SC Dreman Small Cap Value Fund	0% to 30%
MFS Value Portfolio	0% to 30%
International Equity Funds
SC AllianceBernstein International Value Fund	0% to 30%
MFS International Growth Portfolio	0% to 30%
MFS Emerging Market Equity Portfolio	0% to 20%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
PIMCO CommodityRealReturn Strategy Fund	0% to 5%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund	0% to 50%
Sun Capital Money Market Fund	0% to 30%
SC Goldman Sachs Short Duration Fund	0% to 50%
SC PIMCO High Yield Fund	0% to 30%
SC PIMCO Total Return Fund	0% to 50%
SC BlackRock Inflation Protected Bond Fund	0% to 30%

How Investments Are Selected

The precise allocation of the fund’s assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of forecast returns, standard deviations in historical returns, and the correlation of the performance of different market sectors. Within a given asset class, the subadviser selects and weights investments in the underlying funds on the basis of historical returns-based style analysis, asset performance, regression and attribution analyses, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares. The fund may change its target allocation to each asset class, the underlying funds in each asset class (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

2

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Ibbotson Moderate Fund (continued)

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or its affiliate, Massachusetts Financial Services Company. The fund may also invest in underlying funds that are managed by an investment manager not associated with the adviser and in other securities. However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent a significant portion of the fund’s investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investment in the fund or the fund may not perform as well as other investment options.

Fund of funds structure and layering of fees

The fund is structured as a fund of funds. The fund’s investments are focused in the underlying funds, so the fund’s investment performance is directly related to the performance of the underlying funds. The fund’s net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests. Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose. Currently, the adviser or its affiliate, Massachusetts Financial Services Company, serves as investment adviser to most of the underlying funds. Although unrelated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investment by the fund between those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:

•	Prices of the fund’s portfolio securities fall as a result of general market movements or unfavorable portfolio company news.
•	The fund’s equity investments do not have the growth potential or value characteristics originally expected.
•	Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.
•	The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.
•

The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.

•

The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when

3

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Ibbotson Moderate Fund (continued)

property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.
•	The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.

Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities. A fund could lose money or underperform other investments if:

•

Interest rates go up causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.

•

The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.

•

During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•

During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.

•	The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•

want higher potential returns than a money market fund or purely fixed income investment and are willing to accept some degree of equity market exposure and risk as well as interest rate and credit risk

•	are seeking to diversify their investment portfolios

The fund may not be appropriate for investors who:

•	are investing for maximum long-term growth or the highest possible return
•	want stability of principal

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced operations as of the date of this prospectus.

4

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Ibbotson Balanced Fund

Adviser

Sun Capital

Advisers LLC

Subadviser

Ibbotson

Associates, Inc.

INVESTMENT GOALS

Long-term capital growth and current income.

KEY INVESTMENTS AND STRATEGIES

The fund is a “fund of funds.” The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities. The investment policies of the various underlying funds are described in “Appendix B: Information About the Underlying Funds,” which is considered part of this prospectus.

Because this is a balanced allocation fund, the fund’s assets will be invested in equity and fixed income funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.

Under normal circumstances, the fund expects to invest its assets between asset classes in the following ranges. The fixed income fund allocation includes the fund’s investments in cash, cash equivalents, or money market funds.

SC Ibbotson Balanced Fund

Equity Fund Allocation		Fixed Income Fund Allocation
Target	Range	Target	Range
60%	50% to 70%	40%	30% to 50%

BASIC INFORMATION ABOUT SC IBBOTSON BALANCED FUND

Based upon the analysis described under “How Investments Are Selected,” the fund expects to invest its assets in underlying mutual funds within the following ranges.

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SC Davis Venture Value Fund	0% to 30%
SC Oppenheimer Large Cap Core Fund	0% to 30%
SC Oppenheimer Main Street Small Cap Fund	0% to 30%
SC WMC Blue Chip Mid Cap Fund	0% to 30%
SC WMC Large Cap Growth Fund	0% to 30%
SC Lord Abbett Growth & Income Fund	0% to 30%
SC Goldman Sachs Mid Cap Value Fund	0% to 30%
SC AIM Small Cap Growth Fund	0% to 30%

SC Dreman Small Cap Value Fund	0% to 30%
MFS Value Portfolio	0% to 30%
International Equity Funds
SC AllianceBernstein International Value Fund	0% to 30%
MFS International Growth Portfolio	0% to 30%
MFS Emerging Market Equity Portfolio	0% to 20%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
PIMCO CommodityRealReturn Strategy Fund	0% to 5%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund	0% to 50%
Sun Capital Money Market Fund	0% to 30%
SC Goldman Sachs Short Duration Fund	0% to 50%
SC PIMCO High Yield Fund	0% to 30%
SC PIMCO Total Return Fund	0% to 50%
SC BlackRock Inflation Protected Bond Fund	0% to 30%

How Investments Are Selected

The precise allocation of the fund’s assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of forecast returns, standard deviations in historical returns, and the correlation of the performance of different market sectors. Within a given asset class, the subadviser selects and weights investments in the underlying funds on the basis of historical returns-based style analysis, asset performance, regression and attribution analyses, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares. The fund may change its target allocation to each asset class, the underlying funds in each asset class (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

5

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Ibbotson Balanced Fund (continued)

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or its affiliate, Massachusetts Financial Services Company. The fund may also invest in underlying funds that are managed by an investment manager not associated with the adviser and in other securities. However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent a significant portion of the fund’s investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investment in the fund or the fund may not perform as well as other investment options.

Fund of funds structure and layering of fees

The fund is structured as a fund of funds. The fund’s investments are focused in the underlying funds, so the fund’s investment performance is directly related to the performance of the underlying funds. The fund’s net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests. Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose. Currently, the adviser or its affiliate, Massachusetts Financial Services Company, serves as investment adviser to most of the underlying funds. Although unrelated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investment by the fund between those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:

•	Prices of the fund’s portfolio securities fall as a result of general market movements or unfavorable portfolio company news.
•	The fund’s equity investments do not have the growth potential or value characteristics originally expected.
•	Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.
•	The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.
•

The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.

•

The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost

6

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Ibbotson Balanced Fund (continued)

of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.

•	The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.

Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities. A fund could lose money or underperform other investments if:

•

Interest rates go up causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.

•

The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.

•

During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•

During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.

•	The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•

want higher potential returns than a money market fund or primarily fixed income investment and are willing to accept a significant degree of equity market exposure and risk as well as interest rate and credit risk

•	are seeking to diversify their investment portfolios

The fund may not be appropriate for investors who:

•	are investing for maximum long-term growth or the highest possible return
•	want stability of principal

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced operations as of the date of this prospectus.

7

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Ibbotson Growth Fund

Adviser

Sun Capital Advisers LLC

Subadviser

Ibbotson Associates, Inc.

INVESTMENT GOALS

Long-term capital growth and current income.

KEY INVESTMENTS AND STRATEGIES

The fund is a “fund of funds.” The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities. The investment policies of the various underlying funds are described in “Appendix B: Information About the Underlying Funds,” which is considered part of this prospectus.

Because this is a growth allocation fund, the fund’s assets will be invested primarily in equity funds and, to a lesser extent, in fixed income funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.

Under normal circumstances, the fund expects to invest its assets between asset classes in the following ranges. The fixed income fund allocation includes the fund’s investments in cash, cash equivalents, or money market funds.

SC Ibbotson Growth Fund

Equity Fund Allocation		Fixed Income Fund Allocation
Target	Range	Target	Range
80%	70% to 90%	20%	10% to 30%

BASIC INFORMATION ABOUT SC IBBOTSON GROWTH FUND

Based upon the analysis described under “How Investments Are Selected,” the fund expects to invest its assets in underlying mutual funds within the following ranges.

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SC Davis Venture Value Fund	0% to 30%
SC Oppenheimer Large Cap Core Fund	0% to 30%
SC Oppenheimer Main Street Small Cap Fund	0% to 30%
SC WMC Blue Chip Mid Cap Fund	0% to 30%
SC WMC Large Cap Growth Fund	0% to 30%
SC Lord Abbett Growth & Income Fund	0% to 30%
SC Goldman Sachs Mid Cap Value Fund	0% to 30%
SC AIM Small Cap Growth Fund	0% to 30%

SC Dreman Small Cap Value Fund	0% to 30%
MFS Value Portfolio	0% to 30%
International Equity Funds
SC AllianceBernstein International Value Fund	0% to 30%
MFS International Growth Portfolio	0% to 30%
MFS Emerging Market Equity Portfolio	0% to 20%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
PIMCO CommodityRealReturn Strategy Fund	0% to 5%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund	0% to 50%
Sun Capital Money Market Fund	0% to 30%
SC Goldman Sachs Short Duration Fund	0% to 50%
SC PIMCO High Yield Fund	0% to 30%
SC PIMCO Total Return Fund	0% to 50%
SC BlackRock Inflation Protected Bond Fund	0% to 30%

How Investments Are Selected

The precise allocation of the fund’s assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of forecast returns, standard deviations in historical returns, and the correlation of the performance of different market sectors. Within a given asset class, the subadviser selects and weights investments in the underlying funds on the basis of historical returns-based style analysis, asset performance, regression and attribution analyses, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares. The fund may change its target allocation to each asset class, the underlying funds in each asset class (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

8

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Ibbotson Growth Fund (continued)

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or its affiliate, Massachusetts Financial Services Company. The fund may also invest in underlying funds that are managed by an investment manager not associated with the adviser and in other securities. However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent a significant portion of the fund’s investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investment in the fund or the fund may not perform as well as other investment options.

Fund of funds structure and layering of fees

The fund is structured as a fund of funds. The fund’s investments are focused in the underlying funds, so the fund’s investment performance is directly related to the performance of the underlying funds. The fund’s net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests. Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose. Currently, the adviser or its affiliate, Massachusetts Financial Services Company, serves as investment adviser to most of the underlying funds. Although unrelated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investment by the fund between those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:

•	Prices of the fund’s portfolio securities fall as a result of general market movements or unfavorable portfolio company news.
•	The fund’s equity investments do not have the growth potential or value characteristics originally expected.
•	Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.
•	The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.
•

The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.

•

The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when

9

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Ibbotson Growth Fund (continued)

property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.
•	The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.

Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities. A fund could lose money or underperform other investments if:

•

Interest rates go up causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.

•

The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.

•

During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•

During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.

•	The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•

want higher potential returns than a “balanced” or a primarily fixed income investment and are willing to accept very significant equity market exposure and risk as well as interest rate and credit risk

•	are seeking to diversify their investment portfolios

The fund may not be appropriate for investors who:

•	are investing for current income
•	want stability of principal

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced operations as of the date of this prospectus.

10

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Dreman Small Cap Value Fund

Adviser

Sun Capital Advisers LLC

Subadviser

Dreman Value Management, L.L.C.

INVESTMENT GOAL

Long term capital appreciation.

KEY INVESTMENTS AND STRATEGIES

The fund invests primarily in common stocks of small capitalization companies that the subadviser believes to have intrinsic value. Under normal conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of small capitalization companies. The fund measures capitalization at the time it purchases a security, and currently considers small capitalization companies to be companies with market capitalization similar to those of companies in the Russell 2000® Value Index. As of April 30, 2008, the market capitalization of companies in the Russell 2000® Value Index ranged from $10 million to $7.4 billion. This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range.

The fund may invest up to 20% of its assets in foreign securities, including American Depositary Receipts (“ADRs”).

The fund will provide written notice to its shareholders at least 60 days prior to any change to the requirement that it invests at least 80% of its net assets plus borrowings for investment purposes in equity securities of small capitalization companies.

How Investments Are Selected

Dreman Value Management, L.L.C., the fund’s subadviser, seeks to find overlooked companies with low P/E ratios and solid financial strength. When selecting securities to buy or sell for the fund, the portfolio managers use an investment process that uses multi-factor quantitative models to rank stocks on a daily basis. While this process may change over time or vary in particular circumstances, in general the selection process currently uses the following:

•	A stock selection process that begins with the use of a number of quantitative screens to identify the lowest quintile of stocks based on P/E ratios.
•	A refining process which applies several value screens, including low price to book, low price to cash flow, and high dividend values.
•	A fundamental “bottom up” research approach to identify stocks that have shown above average earnings per share growth and dividend yield.
•

A final approval stage where stocks that have passed through the screening and analysis processes are recommended by the analyst or portfolio manager to the subadviser’s investment committee for approval.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•	U.S. stock markets go down or perform poorly relative to other types of investments.
•	Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.
•	Prices of the fund’s securities fall as a result of general market movements or unfavorable company news.
•	The fund’s value investment style and small cap focus do not produce favorable results relative to market trends.
•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	are seeking to participate in the long-term capital appreciation potential of small cap companies
•	are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities or in equity securities of large or mid cap companies
•	are willing to accept the risks of the stock market and potential long-term rewards of investing in small cap companies with limited track records

11

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Dreman Small Cap Value Fund (continued)

The fund may not be appropriate for investors who:

•	are interested in earning current income
•	are investing for the short term
•	are uncomfortable with the risks of the stock market

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced operations as of the date of this prospectus.

Please see RELATED FUND PERFORMANCE for performance information for other accounts managed by the fund’s subadviser with investment objectives and strategies similar to those of the fund.

12

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM AIM Small Cap Growth Fund

Adviser

Sun Capital

Advisers LLC

Subadviser

Invesco Aim Advisors, Inc.

INVESTMENT GOAL

Long-term growth of capital.

KEY INVESTMENTS AND STRATEGIES

The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of May 30, 2008, the largest market capitalization resulting from this formula was $8.65 billion. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently exceeds this size.

In complying with its 80% investment policy, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic and derivative instruments.

The fund may invest up to 25% of its total assets in securities issued by issuers outside of the U.S. or other securities representing underlying securities of foreign issuers, such as American Depositary Receipts (“ADRs”) and securities denominated in foreign currencies. The fund may also invest in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments.

The fund will provide written notice to its shareholders at least 60 days prior to any change to the requirement that it invests at least 80% of its net assets plus borrowings for investment purposes in securities of small capitalization companies.

How Investments Are Selected

In selecting securities for the fund’s portfolio, the subadviser’s portfolio managers seek to identify those companies that have strong earnings growth or demonstrate other potential for growth of capital.

In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that aligns the fund with the Russell 2000® Growth Index. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.

•	Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry.
•	Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.
•	Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.

The portfolio managers consider selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.
•	Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.
•	Prices of the fund’s securities fall as a result of general market movements or unfavorable company news.
•	The fund’s growth-oriented investment style and small cap focus do not produce favorable results relative to market trends.

13

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM AIM Small Cap Growth Fund (continued)

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	are seeking to participate in the long-term capital appreciation potential of small cap companies
•	are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities or in equity securities of large or mid cap companies
•	are willing to accept the risks of the stock market and potential long-term rewards of investing in small cap companies with limited track records

The fund may not be appropriate for investors who:

•	are interested in earning current income
•	are investing for the short term
•	are uncomfortable with the risks of the stock market

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced operations as of the date of this prospectus.

Please see RELATED FUND PERFORMANCE for performance information for other accounts managed by the fund’s subadviser with investment objectives and strategies similar to those of the fund.

14

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM AllianceBernstein International Value Fund

Adviser

Sun Capital

Advisers LLC

Subadviser

AllianceBernstein L.P.

INVESTMENT GOAL

Long-term growth of capital.

KEY INVESTMENTS AND STRATEGIES

The fund invests primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries. The fund normally invests in companies from at least three countries other than the United States, including developed nations in Europe and the Far East, Canada, and Australia and emerging market countries worldwide.

The subadviser may seek to hedge currency exposure or to invest in currencies by taking long or short positions via currency-related derivatives. The fund may enter into derivatives transactions unrelated to currencies, such as options, futures, forwards and swap agreements. The fund may invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and semi-governmental securities, IPOs, private placements and offers for sale, convertible securities, REITs, ETFs, income trusts, stapled securities, warrants, rights, and local access products. For illustrative purposes, local access products include, without limitation, equity linked certificates, participation notes, and low exercise price call warrants. An entity will be considered supranational if designated or supported by the national government of one or more countries to promote economic reconstruction or development. Securities will be considered semi-governmental if issued by an entity owned by either a national, state or equivalent government or if issued by such a government jurisdiction without the backing of its full faith and credit and general taxing power.

How Investments Are Selected

In selecting securities for the fund’s portfolio, the subadviser uses its fundamental and quantitative research to seek to identify companies whose long-term earnings power is believed by the subadviser not to be reflected in the current market price of their securities.

The subadviser selects investments for the fund using a fundamental value approach to equity investing. This approach generally defines value as the relationship between a security’s current price and its intrinsic economic value, as measured by long-term earnings prospects. A company’s financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. As a result, forecasts of near term economic events are generally not of major consequence. In each market, this approach seeks to identify a universe of securities that are considered by the subadviser to be attractively priced relative to their future earnings power.

The subadviser’s proprietary quantitative expected return model ranks all potential investments in order from the highest to lowest expected return. When deciding how much of each security to purchase for the fund, the subadviser considers aggregate portfolio characteristics and evaluates overall regional, country and currency exposures, sector concentration, degree of undervaluation and other subtle similarities among investments. Risk models built by the subadviser’s quantitative analysts are used to seek to construct a portfolio with an effective balance of risk and return.

A security generally will be sold when it no longer meets appropriate valuation criteria. The sale of a stock that has reached its pre-determined target price may be delayed, however, when relative return trends are favorable.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments.
•	Attempts by the subadviser to hedge foreign currency risk or to profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.

15

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM AllianceBernstein International Value Fund (continued)

•	The market undervalues securities held by the fund for longer than expected.
•	Value stocks fall out of favor with the stock markets relative to growth stocks.
•	Prices of securities in the fund’s portfolio fall as a result of general market movements or adverse, short-term market reactions to recent events or trends.
•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	are seeking to participate in the long-term growth potential of a diversified portfolio of international stocks
•	are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in domestic equity or fixed income securities
•	are willing to accept the risks of international stock markets and foreign currencies

The fund may not be appropriate for investors who:

•	are uncomfortable with the risks of international stock markets and foreign currencies
•	seek stability of principal
•	are investing for the short term

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced operations as of the date of this prospectus.

Please see RELATED FUND PERFORMANCE for performance information for other accounts managed by the fund’s subadviser with investment objectives and strategies similar to those of the fund.

16

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM PIMCO Total Return Fund

Adviser

Sun Capital

Advisers LLC

Subadviser

Pacific Investment Management Company, LLC

INVESTMENT GOAL

Maximum total return, consistent with capital preservation.

KEY INVESTMENTS AND STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

The fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, of comparable quality as determined by the fund’s subadviser.

The average portfolio duration of the fund will normally vary within two years (plus or minus) of the duration of the Lehman Brothers U.S. Aggregate Index, which as of March 31, 2008 was 4.38 years.

The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The fund may also invest up to 10% of its total assets in preferred stocks.

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The fund will provide written notice to its shareholders at least 60 days prior to any change to the requirement that it invests at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of fixed income instruments of varying maturities.

How Investments Are Selected

The key investment strategies of PIMCO, the fund’s subadviser, include:

•	Developing an outlook for interest rates, foreign currency exchange rates and the economy, and analyzing credit and call risks through rigorous macro economic analysis.
•	Identifying areas of the bond market that are undervalued relative to the rest of the market by grouping bonds into the following sectors: money markets, governments, corporate, mortgages, asset-backed, and international.
•	Shifting assets among market sectors depending on changes in relative valuations and credit spreads.
•	Conducting company specific credit research.
•	Utilizing proprietary software that assists in the evaluation of market sectors and the pricing of specific securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	Interest rates go up, which will make bond prices go down and reduce the value of the fund’s bond portfolio accordingly. This is known as interest rate risk (and may be greater for securities with longer maturities).
•	The issuer or guarantor of a security owned by the fund defaults on its payment obligations or has its credit rating downgraded by a rating agency. This is known as credit risk (the risk of default is higher for high yield bonds).
•	Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.

17

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM PIMCO Total Return Fund (continued)

•	The issuer of a callable security exercises its right, when interest rates are falling, to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
•	The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
•	Prices of the securities in the fund’s portfolio fall as a result of general market movements or unfavorable company news.
•	The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio.
•	Derivative securities in the fund’s portfolio, which can have a significant impact on the fund’s exposure to market values, interest rates or currency exchange rates, are mispriced, improperly valued or correlate poorly with the underlying asset.
•	The residential mortgage market in the United States experiences difficulties that adversely affect the performance and market value of certain of the fund’s mortgage-related investments.
•	Prices of the fund’s foreign securities go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign issuers.
•	The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.
•	Attempts by the subadviser to hedge foreign currency risk or profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.
•	The fund’s use of leverage increases volatility and/or results in losses upon the inopportune liquidation of portfolio positions to satisfy obligations, margin calls, or segregation requirements.
•	Short sales or short derivative positions taken by the fund incur losses as a result of appreciation in the security’s or derivative’s price or failure by a counterparty to honor its contract terms.
•	The subadviser’s judgments about the relative value of securities selected for the fund’s portfolio prove to be wrong.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	want higher potential returns than a money market fund or short duration fund and are willing to accept more interest rate and credit risk
•	are seeking to diversify their investment portfolios

The fund may not be appropriate for investors who:

•	are investing for maximum long-term growth or the highest possible income
•	want stability of principal

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced operations as of the date of this prospectus.

Please see RELATED FUND PERFORMANCE for performance information for other accounts managed by the fund’s subadviser with investment objectives and strategies similar to those of the fund.

18

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM BlackRock Inflation Protected Bond Fund

Adviser

Sun Capital

Advisers LLC

Subadviser

BlackRock Financial Management, Inc.

INVESTMENT GOAL

Maximum real return, consistent with preservation of real capital and prudent investment management.

KEY INVESTMENTS AND STRATEGIES

The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.

The fund’s average portfolio duration will normally vary between plus or minus 20% of the duration of the fund’s benchmark, the Lehman Brothers Global Real: U.S. Tips Index. The fund may invest up to 20% of it assets collectively, in high yield securities (junk bonds) or securities of emerging market issuers.

The fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest without limit in U.S. dollar denominated securities of foreign issuers. The fund may frequently purchase U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and, to a lesser extent, investment grade corporate bonds.

The fund may, when consistent with its investment goal, buy or sell options or futures, or enter into credit default swaps, total return swaps, interest rate or foreign currency transactions, including swaps (collectively known as derivatives). The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

High yield securities acquired by the fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Ba or lower by Moody’s) or will be of similar quality as determined by the fund’s subadviser management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

The fund will provide written notice to its shareholders at least 60 days prior to any change to the requirement that it invests at least 80% of its net assets plus borrowings for investment purposes in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations.

How Investments Are Selected

The fund’s subadviser, BlackRock, purchases securities for the fund when its portfolio management team believes the securities have the potential for above average real return. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

To a lesser extent, the subadviser uses interest rate anticipation to create alpha, but it considers sector and sub-sector rotation and security selection to be more central to its investment process. The subadviser uses a historical perspective to identify securities and sectors that show below average risk for their return historically, or above average reward for the risk historically. This is a time-tested process that merges the subadviser’s technological capabilities with its human capital to identify securities the subadviser believes will have the potential for above average return.

A security will be sold if, in the opinion of the subadviser’s portfolio management team, the risk of continuing to hold the security is unacceptable when compared to its real return potential.

19

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM BlackRock Inflation Protected Bond Fund (continued)

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal value of your investment is not protected or otherwise guaranteed by virtue of the fund’s investments in inflation-indexed bonds. Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	Nominal interest rates go up, which will make bond prices go down and reduce the value of the fund’s bond portfolio accordingly. This is known as interest rate risk. This risk may be greater for securities with longer maturities.
•	The index measuring inflation falls. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.
•	The issuer of a security owned by the fund defaults on its payment obligations or has its credit rating downgraded by a rating agency. This is known as a credit risk (the risk of default is higher for high yield bonds).
•	The issuer of a callable security exercises its right, when interest rates are falling, to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as a call or prepayment risk.
•	The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
•	Prices of the fund’s foreign securities go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign issuers. These risks are accentuated for issuers in emerging market countries.
•	The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

Non-diversification Risks

•	The fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the fund’s losses from adverse events affecting a particular issuer or industry.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	want inflation-adjusted returns and are willing to accept more interest rate and credit risk
•	are seeking to diversify their investment portfolios

The fund may not be appropriate for investors who:

•	are investing for maximum long-term growth or the highest possible income
•	want absolute stability of principal

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced operations as of the date of this prospectus.

Please see RELATED FUND PERFORMANCE for performance information for other accounts managed by the fund’s subadviser with investment objectives and strategies similar to those of the fund.

20

EXPENSE SUMMARY

The table below describes the fees and expenses you may pay if you remain invested in the Initial Class shares of a fund. The Initial Class shares of the funds are not subject to any fees upon purchases or redemptions; however, the funds’ annual operating expenses do not reflect the separate account fees charged in the variable annuity and variable life insurance products through which the funds are offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable annuity or variable life contract for more details on the separate account fees.

Annual fund operating expenses paid from the assets of the fund—Initial Class shares

As a percentage of average daily net assets

	Ibbotson Moderate Fund	Ibbotson Balanced Fund	Ibbotson Growth Fund
Management Fee	0.125%	0.125%	0.125%
Other Expenses[1]	%	%	%
Acquired Fund Fees and Expenses[2]	%	%	%
Total Operating Expenses[2]	%	%	%
Fee Waiver and Expense Limitation[3]	%	%	%
Net Expenses[2,3]	%	%	%

	Dreman Small Cap Value Fund	AIM Small Cap Growth Fund	AllianceBernstein International Value Fund
Management Fee	0.90%	0.95%	0.63%
Other Expenses[1]	%	%	%
Total Operating Expenses[2]	%	%	%
Fee Waiver and Expense Limitation[3]	%	%	%
Net Expenses[2,3]	1.15%	1.15%	0.75%

Annual fund operating expenses paid from the assets of the fund—Initial Class shares

As a percentage of average daily net assets

	PIMCO Total Return Fund		BlackRock Inflation Protected Bond Fund
Unified Management Fee[4]	0.65%		0.65%
Other Expenses[1]		%		%
Total Operating Expenses[2]		%		%
Fee Waiver and Expense Limitation[3]		%		%
Net Expenses[2,3]		%		%

[1]	“Other Expenses” are estimated because the fund or class of shares has not been in operation for a full year.
[2]

Total Operating Expenses and Net Expenses shown may differ from the fund’s expense ratios appearing in the financial highlights. The financial highlights table includes the operating expenses of a fund but does not include any indirect fees or expenses incurred by a fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the Expense Summary above. With respect to each fund other than Ibbotson Moderate Fund, Ibbotson Balanced Fund and Ibbotson Growth Fund, the “Acquired Fund Fees and Expenses” amounted to less than or equal to 0.01% and are included in Other Expenses. Acquired Fund Fees and Expenses for all funds are based on estimates for the current year.

[3]

The Net Expenses in the table above reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has agreed not to impose all or a portion of its management fee or unified management fee and, if necessary, to limit other operating expenses except Acquired Fund Fees and

21

EXPENSE SUMMARY

Expenses. The adviser has agreed to limit total operating expenses of Initial Class shares to the amounts shown as “Net Expenses” in the table, less the amount of Acquired Fund Fees and Expenses or to 0.2%, 0.2%, and 0.2% for Ibbotson Moderate Fund, Ibbotson Balanced Fund, and Ibbotson Growth Fund, respectively. The adviser has contractually agreed to maintain the expense limits until at least the later of April 30, 2009 or two years from the date assets are transferred into the fund, as permitted by an order issued by the Securities and Exchange Commission. For additional information regarding the expense limitations, please refer to the prospectus section captioned “About the Adviser.” To the extent that the total expense ratio for a fund’s Initial Class shares falls below the expense limitation stated above in future years, the adviser reserves the right to be reimbursed for advisory fees waived and fund expenses paid by it during the prior two fiscal years.

[4]

This fund pays the adviser a single, unified management fee for its advisory services, administrative services and all other services necessary for the ordinary operations of the fund. Out of that fee, the adviser pays for all of the expenses of managing and operating the fund, which include custodial, transfer agency, portfolio accounting, auditing and ordinary legal services to the fund. The unified fee does not include brokerage expenses, any Rule 12b-1 fees or other class expenses, fees and expenses of the independent trustees, taxes and extraordinary expenses.

22

EXPENSE SUMMARY

Example

This Example is intended to help you compare the cost of investing in the Initial Class shares of the funds with the cost of investing in other mutual funds. The Initial Class shares of the funds are not subject to any fees upon purchases or redemptions; however, the funds’ annual estimated operating expenses do not reflect the separate account fees charged in the variable annuity and variable life insurance products through which the funds are offered. If those separate account fees were reflected, the costs shown below would be higher.

The Example assumes that you invest $10,000 in a fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and reinvestment of all dividends and distributions.

With respect to the following funds, the estimated costs in Years 1 and 2 are calculated based on each fund’s “Net Expenses” as shown in the table above, including Acquired Fund Fees and Expenses, taking into account each fund’s contractual expense limitation. For Year 3, each fund’s operating expenses are calculated based on its “Total Operating Expenses” as shown in the table above, including Acquired Fund Fees and Expenses, but without regard to any fee waiver or expense limitation. Therefore, the annual estimated costs used in Year 3 are equal to or higher than the costs reflected in Year 1. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years
SC Ibbotson Moderate Fund
SC Ibbotson Balanced Fund
SC Ibbotson Growth Fund
SC Dreman Small Cap Value Fund
SC AIM Small Cap Growth Fund
SC AllianceBernstein International Value Fund
SC PIMCO Total Return Fund
SC BlackRock Inflation Protected Bond Fund

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The following section provides additional information about the types of securities in which a fund may invest to a significant degree. This chart indicates the additional information applicable to each fund.

	Equity securities	Market capitalization range	American Depositary Receipts	Multinational and foreign companies	Fixed income instruments	Credit quality	U.S. government securities	Mortgage- related securities
SC Ibbotson Moderate Fund*	x	x	x	x	x	x	x	x

SC Ibbotson Balanced Fund*	x	x	x	x	x	x	x	x

SC Ibbotson Growth Fund*	x	x	x	x	x	x	x	x

SC Dreman Small Cap Value Fund	x	x	x	x		x	x	x

SC AIM Small Cap Growth Fund	x	x	x	x	x	x	x

SC AllianceBernstein International Value Fund	x	x	x	x	x	x	x

SC PIMCO Total Return Fund	x		x	x	x	x	x	x

SC BlackRock Inflation Protected Bond Fund			x	x	x	x	x	x

	Emerging markets	Yankees	High yield securities (junk bonds)	Derivative contracts	Real estate companies	Portfolio turnover	Borrowing	Defensive investing
SC Ibbotson Moderate Fund*	x	x	x	x	x	x	x	x

SC Ibbotson Balanced Fund*	x	x	x	x	x	x	x	x

SC Ibbotson Growth Fund*	x	x	x	x	x	x	x	x

SC Dreman Small Cap Value Fund			x	x		x	x	x

SC AIM Small Cap Growth Fund				x	x			x

SC AllianceBernstein International Value Fund	x	x		x	x	x	x	x

SC PIMCO Total Return Fund	x	x	x	x		x	x	x

SC BlackRock Inflation Protected Bond Fund	x	x	x	x		x	x	x

*	This fund invests in underlying funds which may in turn invest to a significant degree in the types of securities indicated.

Equity securities     Equity securities include common stocks, trust shares, and preferred stocks and debt securities convertible into stock and warrants. Convertible debt securities and convertible preferred stocks entitle the holder to acquire the issuer’s common stock by exchange or purchase at a predetermined rate. Convertible debt securities and convertible preferred stocks are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Market capitalization range    A fund that intends to be substantially fully invested in equity securities of companies with total market capitalizations within the range defined by such fund’s key investment strategy may, nonetheless, maintain a portion of its assets in equity securities of companies with total market capitalizations outside the defined range. Securities of small and mid capitalization companies may present greater risks than securities of larger, more established companies. Small and mid capitalization companies are often volatile and may suffer significant losses as well as realize substantial growth. In a declining market, these stocks may be harder to sell, which may further depress their prices.

American Depositary Receipts    American Depositary Receipts (“ADRs”) are U.S. dollar denominated securities representing an interest in foreign securities. ADRs evidence ownership interests in a security

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or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars and ADRs are traded in the United States. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the United States, including increased market, liquidity, currency, political, information and other risks.

Multinational and foreign companies    Multinational companies are those companies that conduct their business operations and activities in more than one country. Foreign companies are those companies that conduct their business operations and activities outside of the United States. Due to investments in multinational or foreign companies, a fund may experience increased market, liquidity, currency, political, information and other risks. Issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. In the event of nationalization, expropriation or confiscation, the fund could lose its entire investment in foreign securities.

Some foreign securities are listed on a U.S. stock exchange or quoted market such as the New York Stock Exchange, American Stock Exchange, or National Association of Securities Dealers Automated Quotation. Unless otherwise noted, a fund may invest up to 10% of its total assets in equity and debt securities that are denominated in foreign currencies. AllianceBernstein International Value Fund may invest without limit in foreign currency denominated securities.

Fixed income instruments    Fixed income instruments include U.S. government securities, corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored entities; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. These securities may have many types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, payment-in-kind, and auction rate features. Fixed income securities may be of any maturity or duration.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates (i.e., current or non-inflation adjusted interest rates) and the rate of inflation, and generally equal the nominal interest rate less the current rate of inflation.

Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. When real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the fund’s gross income. Due to original issue discount, the fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

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Credit quality    Securities are investment grade if they are rated in one of the four highest long-term rating categories of a nationally recognized statistical rating organization, have received a comparable short-term or other rating, or are unrated securities that the investment adviser or subadviser believes are of comparable quality. If a security receives different ratings from multiple rating organizations, a fund may treat the security as being rated the highest rating received. A fund may choose not to sell securities that are downgraded, after their purchase, below the fund’s minimum acceptable credit rating.

U.S. government securities    U.S. government securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities, or sponsored enterprises. U.S. government securities may be supported by: (a) the full faith and credit of the U.S. Treasury; (b) the right of the issuer to borrow from the U.S. Treasury; (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuer. U.S. government securities also include U.S. Treasury receipts, zero coupon bonds and other stripped U.S. government securities, where the interest and principal components of the stripped U.S. government securities are traded independently. U.S. government securities may also include U.S. Treasury inflation-protected securities, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. U.S. government securities are denominated in U.S. dollars.

Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. In the case of U.S. Treasury inflation-indexed bonds, repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed. For inflation-indexed bonds that do not provide a guarantee similar to that of U.S. Treasury inflation-indexed bonds, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-related securities    Mortgage-related securities may be issued by private companies or by agencies of the U.S. government. Mortgage-related securities represent direct or indirect participations in, or are collateralized by the payables from, mortgage loans secured by real property. Mortgage-related securities include: mortgage pass-through securities, mortgage certificates, collateralized mortgage obligations, stripped mortgage-backed securities and mortgage dollar rolls.

Stripped mortgage-backed securities are structured derivative instruments representing an interest in a multi-class pool of mortgage-backed securities. A fund may use mortgage dollar rolls to finance the purchase of additional investments. In a dollar roll, a fund sells mortgage-backed securities and simultaneously contracts to repurchase substantially similar securities on a future date. Dollar rolls expose a fund to the risk that it will lose money if the additional investments do not produce enough income to cover the fund’s dollar roll obligations.

For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

Mortgage-related securities are especially sensitive to prepayment and extension risk.

Emerging Markets    Foreign investment risk may be particularly high to the extent that a fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign countries.

Yankees    Yankees are foreign corporate debt securities, denominated in U.S. dollars and registered with the U.S. Securities and Exchange Commission for sale in the U.S.

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High yield securities (junk bonds)    Unless otherwise noted, a fund will consider high yield securities (junk bonds) to be those securities rated below investment grade but rated at least Caa by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. Those funds permitting investment in securities rated below Caa by Moody’s (or equivalently rated by S&P or Fitch, or, if unrated, determined by the fund’s subadviser to be of comparable quality) may experience the risks of investing in high yield securities to a greater extent, especially those associated with the illiquidity of high yield securities.

High yield securities involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower rated fixed income securities generally respond to short-term economic, corporate and market developments to a greater extent than do higher rated securities. These developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations.

The market for high yield securities is not as liquid as the markets for higher rated securities. This means that it may be harder to buy and sell high yield securities, especially on short notice, and high yield securities may be more difficult for a fund to value accurately than higher rated securities. The market for high yield bonds could also be impacted by legal or tax changes.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Derivative contracts    Derivative contracts include futures and options on securities, securities indices, interest rates or currencies, or options on these futures, or swaps involving currencies, interest rates or credit events. A derivative contract will obligate and/or entitle the fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index.

Where investing in individual bonds and sectors may not necessarily enable a fund to achieve its target duration or sector weighting, derivative contracts may be used to increase or decrease the fund’s exposure to a particular issuer or sector, or to increase the fund’s duration. Derivative contracts may also be used to manage interest rate risk associated with real estate and fixed income investments or to stay fully invested in stocks when a fund has a significant cash position.

Currency swaps and other currency derivatives may be used to hedge against the risk that the currency in which a fund’s foreign securities are denominated will decline in value against the U.S. dollar. However, a fund will probably not be able to achieve a perfect hedge because of unavoidable discrepancies between the fund’s foreign currency investments and its currency derivatives. As a result, such fund might perform less well than a fund that does not hedge against foreign currency risk.

Interest rate swaps may be used by a fund to shift investment exposure from one type of payment obligation to another. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same notional amount, for a specified period of time.

Credit default swaps generally oblige a protection “buyer” to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. Credit default swaps involve greater risks than if a

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fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

Even a small investment in derivative contracts can have a large impact on a fund’s interest rate sensitivity and securities market exposure. Therefore, using derivatives can disproportionately increase fund losses and reduce opportunities for gains when interest rates or securities prices are changing. A fund may not fully benefit from or may lose money on derivatives if the adviser’s (or subadviser’s) expectations in using them prove incorrect or if changes in their value do not correspond accurately to changes in the value of the fund’s other portfolio holdings. Counterparties to “over-the-counter” derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund’s portfolio less liquid and harder to value, especially in declining markets.

Real estate companies    A fund may invest in a variety of types of real estate companies in addition to equity REITs, including mortgage REITs and other U.S. and foreign real estate companies. A mortgage REIT invests most of its assets in real estate mortgages and earns most of its income from interest payments. A real estate company is a company that earns at least 50% of its gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of related products and services include building supplies and mortgage servicing.

In selecting investments in real estate companies, a fund’s adviser or subadviser looks for significant potential appreciation relative to risk and other securities, while also analyzing the level of dividend payments. An adviser or subadviser generally uses the same strategy to select other real estate companies for a fund as it uses to select REITs. Many of the risks of REIT investing also apply to investing in other real estate companies.

However, REITs are subject to the following additional risks:

•	A REIT may be unable to obtain financing to fund income and gain distributions required by federal tax law.
•	A REIT may fail to qualify for the federal tax exemption for distributed income.
•	Changes in federal tax law may adversely affect REITs, for example, by limiting their permissible businesses or investments.
•	Fund shareholders indirectly bear a proportionate share of the advisory fees and other operating expenses of REITs in the fund’s portfolio in addition to the advisory fees and other expenses of the fund.

Portfolio turnover    Although a fund’s adviser or subadviser may not consider the portfolio turnover rate a limiting factor in making investment decisions for a fund, a high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the fund.

Borrowing    A fund may borrow up to one-third of total assets from banks or through reverse repurchase agreements. Borrowing could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements.

Defensive investing    A fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. To the extent that a fund might adopt a temporary defensive position, and over the course of its existence, the fund may not meet its stated investment goal.

PORTFOLIO HOLDINGS

The board of trustees has adopted a policy governing the disclosure of the funds’ portfolio holdings. More detailed information about this policy can be found in the Statement of Additional Information.

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Sun Capital Advisers LLC is the funds' investment adviser.

About the Adviser.    Sun Capital Advisers LLC, One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, is the funds’ investment adviser. The adviser is an indirect, wholly-owned subsidiary of Sun Life Financial Inc. (“Sun Life Financial”). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the New York, Toronto and Philippine stock exchanges.

At December 31, 2007, the adviser had total assets under management of approximately $45.2 billion. The adviser has been providing investment advice and supervisory services to Sun Life Financial affiliates since 1997. Sun Life Financial is a diversified financial services organization. The Sun Life Financial group of companies provides a broad range of financial products and services to individuals and groups located in Canada, the United States, the United Kingdom, and the Asia Pacific Region.

The adviser provides the funds with investment research and portfolio management services and manages various aspects of the funds’ business affairs.

With respect to the following six funds, the adviser receives for its services a fee from each fund equal on an annual basis to a percentage of the fund’s average daily net assets. For each of these funds, the adviser employs an unaffiliated subadviser and pays a subadvisory fee to the subadviser. No fund is responsible for paying a subadvisory fee directly.

Advisory Fees for Initial Class Shares

Fund	Daily Net Assets	Advisory Fee

SC Ibbotson Moderate Fund	All	0.125%

SC Ibbotson Balanced Fund	All	0.125%

SC Ibbotson Growth Fund	All	0.125%

SC Dreman Small Cap Value Fund	$0-$250 million Over $250 million	0.90 0.85	% %

SC AIM Small Cap Growth Fund	$0-$250 million Over $250 million	0.95 0.90	% %

SC AllianceBernstein International Value Fund	All	0.63%

The adviser has contractually agreed to limit its management fee and to reimburse each fund’s nonmanagement expenses until at least April 30, 2009. In the case of AllianceBernstein International Value Fund, the adviser has contractually agreed to limit its management fee and to reimburse the fund’s management expenses until at least the later of April 30, 2009 or two years from the date assets are transferred into the fund, as permitted by an order issued by the Securities and Exchange Commission. Total operating expenses will be capped on an annual basis to the percentages of the fund’s average daily net assets shown below. To the extent that any fund’s total expense ratio with respect to Service Class shares falls below its expense limit, the adviser reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two fiscal years.

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Total Operating Expense Limit for Initial Class Shares

Fund	Total Operating Expense Limit

SC Ibbotson Moderate Fund	0.20%

SC Ibbotson Balanced Fund	0.20%

SC Ibbotson Growth Fund	0.20%

SC Dreman Small Cap Value Fund	1.15%

SC AIM Small Cap Growth Fund	1.15%

SC AllianceBernstein International Value Fund	0.75%

With respect to the following two funds, the adviser is responsible for arranging all the services necessary for the funds’ ordinary operations. The adviser acts as a liaison among the various service providers to the funds and the insurance company or companies to which the funds offer their shares. For its services, the adviser receives a unified management fee from each fund equal on an annual basis to a percentage of the fund’s average daily net assets. Out of that fee, the adviser pays for all of the ordinary expenses of managing and operating the fund, which include custodial, transfer agency, portfolio accounting, auditing, pricing and appraisal, dividend disbursing and ordinary legal services to the Trust. The unified fee does not include brokerage expenses, any Rule 12b-1 fees or other class expenses, fees and expenses of the independent trustees, taxes and extraordinary expenses. The adviser employs an unaffiliated subadviser for each fund. The adviser pays a subadvisory fee to the subadviser. No fund is responsible for paying a subadvisory fee directly.

Unified Management Fees for Initial Class Shares

Fund	Daily Net Assets	Unified Management Fee

SC PIMCO Total Return Fund	All	0.65%

SC BlackRock Inflation Protected Bond Fund	All	0.65%

The adviser has contractually agreed to limit its unified management fee and to reimburse each of the two fund’s nonmanagement expenses until at least the later of April 30, 2009 or two years from the date assets are transferred into the fund, as permitted by an order issued by the Securities and Exchange Commission. Total operating expenses will be capped on an annual basis to the percentages of the fund’s average daily net assets shown below. To the extent that any fund’s total expense ratio with respect to Initial Class shares falls below its expense limit, the adviser reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two fiscal years.

Total Operating Expense Limit for Initial Class Shares

Fund	Total Operating Expense Limit

SC PIMCO Total Return Fund	0.65%

SC BlackRock Inflation Protected Bond Fund	0.65%

Sun Capital Advisers Trust (the “Trust”) and the adviser have received an exemptive order from the Securities and Exchange Commission permitting the adviser, subject to the approval of the board of trustees, to select subadvisers to serve as portfolio managers of the funds or to materially modify an existing subadvisory contract without obtaining shareholder approval of a new or amended subadvisory contract. The adviser has ultimate responsibility to oversee and to recommend the hiring, termination and replacement of any subadviser.

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THE INVESTMENT ADVISER AND SUBADVISERS

A discussion regarding the factors considered by the trustees of the Trust in approving each fund’s investment advisory agreement will be available in the fund’s annual report to shareholders for the period ended December 31, 2008.

About the Subadvisers.

Each subadviser discharges its responsibilities to the applicable fund subject to the policies of the board of trustees and the oversight and supervision of the adviser.

About Ibbotson Associates, Inc.

Ibbotson Associates, Inc. (“Ibbotson”), 225 North Michigan Avenue, Suite 700, Chicago, Illinois 60601, serves as subadviser to the Trust’s SC Ibbotson Moderate Fund, SC Ibbotson Balanced Fund and SC Ibbotson Growth Fund. Ibbotson is a registered investment adviser and wholly owned subsidiary of Morningstar, Inc. As of December 31, 2007, Ibbotson had assets under management of approximately $53.6 billion.

About Dreman Value Management, L.L.C.

Dreman Value Management, LLC (“Dreman”), 520 East Cooper Avenue, Suite 230-4, Aspen, CO 81611, serves as subadviser to the Trust’s SC Dreman Small Cap Value Fund. Dreman was formed in 1997 as the successor firm to Dreman Value Advisors Inc., which was founded in 1977 by David N. Dreman. Mr. Dreman controls a majority interest in Dreman, which is 100% employee-owned. Dreman provides investment advice to separately managed accounts, insurance company separate accounts and wrap programs offered to large institutional investors and high-net worth clients. Dreman also provides investment subadvisory services to ten other mutual funds. As of December 31, 2007, Dreman had assets under management of approximately $18.8 billion.

About Invesco Aim Advisors, Inc.

Invesco Aim Advisors, Inc. (“Invesco Aim”), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as subadviser to the Trust’s SC AIM Small Cap Growth Fund. Invesco Aim has served as an investment advisor since its organization in 1976, and, together with its subsidiaries, advises or manages over 225 investment portfolios, including the AIM Small Cap Growth Fund, encompassing a broad range of investment objectives. As of December 31, 2007, Invesco Aim has assets under management of approximately $166 billion.

About AllianceBernstein L.P.

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, NY 10105, serves as subadviser to the Trust’s SC AllianceBernstein International Value Fund. AllianceBernstein is a leading international investment adviser supervising client accounts with assets, as of December 31, 2007, totaling approximately $800 billion (of which approximately $103 billion represented assets of investment companies).

About Pacific Investment Management Company LLC

Pacific Investment Management Company, LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, California 92660, serves as subadviser to the Trust’s SC PIMCO Total Return Fund. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2007, PIMCO had approximately $746.2 billion in assets under management.

About BlackRock Financial Management, Inc.

BlackRock Financial Management, Inc. (“BlackRock”), 40 E. 52nd Street, New York, NY 10022, serves as subadviser to the Trust’s SC BlackRock Inflation Protected Bond Fund. BlackRock is an affiliate of BlackRock Advisors, LLC, a wholly owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with approximately $1.357 trillion of assets under management as of December 31, 2007. BlackRock, Inc. is an affiliate of PNC Financial Service Group, Inc. and Merrill Lynch & Co. Inc. BlackRock has been an investment adviser since 1994.

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THE INVESTMENT ADVISER AND SUBADVISERS

About the Portfolio Managers.    The adviser and subadvisers have selected the following persons to manage the investments for the funds.

Fund	Fund Manager(s)	Manager since	Positions during past five years
SC Ibbotson Moderate Fund, SC Ibbotson Balanced Fund and SC Ibbotson Growth Fund (Jointly managed)	Peng Chen, Ph.D	1997	President and CIO, Ibbotson, since 1997.
	Scott Wentsel	2005	Vice President and Senior Portfolio Manager, Ibbotson, since 2005. Executive director at Morgan Stanley (2000-2005).

	John Thompson	2000	Portfolio Manager and Director of Global Investment Services, Ibbotson, since 2000.

	Cindy Galiano	2006	Senior Consultant, Ibbotson, since 2006. Vice President and analyst with Northern Trust Corporation (2000-2006).

SC Dreman Small Cap Value Fund (Jointly managed)	David N. Dreman	1977	Chairman and CIO, Dreman, since 1977.
	Mark Roach	2006	Managing Director, Dreman, since 2006. Portfolio Manager at Vaughn Nelson Investment Management (2002-2006).
	E. Clifton Hoover, Jr.	2006	Managing Director and co-CIO, Dreman, since 2006. Managing Director and Portfolio Manager at NFJ Investment Group (1997-2006).

SC AIM Small Cap Growth Fund (Jointly managed)	Juliet S. Ellis (lead manager)	2004	Senior Portfolio Manager, Invesco Aim, since 2004. Managing Director at JPMorgan Fleming Asset Management (2000-2004).
	Juan R. Hartsfield	2004	Portfolio Manager, Invesco Aim, since 2004. Co-Portfolio Manager at JPMorgan Fleming Asset Management (2000-2004).
	Clay Manley	2008	Portfolio Manager, Invesco Aim, since 2008. Equity Analyst at Invesco Aim (2002-2008).

SC AllianceBernstein International Value Fund (Jointly managed)	Sharon E. Fay	2005	Executive Vice President and CIO of Global Value Equities (since 2003), CIO of UK and European Value Equities (since 2000), and Chair of Global Value Investment Policy Group (since 2003) at AllianceBernstein.
	Kevin F. Simms	2003	Senior Vice President (since 2000), co-CIO of International Value Equities (since 2003), and Director of Research for International Value and Global Value Equities (since 2000) at AllianceBernstein.
	Henry S. D’Auria	2003	Senior Vice President (since 2000), CIO of Emerging Markets Value Equities (since 2002), and co-CIO of International Value Equities (since 2003) at AllianceBernstein.

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THE INVESTMENT ADVISER AND SUBADVISERS

Fund	Fund Manager(s)	Manager since	Positions during past five years

SC PIMCO Total Return Fund (Managed using a team based approach. Mr. Dialynas has primary responsibility for the day to day management of the fund)	William H. Gross	1987	Managing Director, co-CIO and founding partner of PIMCO. Joined PIMCO in 1971.
	Chris P. Dialynas	2008	Managing Director, Portfolio Manager, and a senior member of PIMCO’s investment strategy group. Joined PIMCO in 1980.

SC BlackRock Inflation Protected Bond Fund (Jointly managed)	Stuart Spodek	2004	Managing Director, BlackRock, since 2002. Co-head of US Fixed Income within Fixed Income Portfolio Management Group (since 2007), Portfolio Manager (since 1995), and Analyst (since 1993) at BlackRock Advisors, LLC.
	Brian Weinstein	2005	Managing Director, BlackRock, since 2007. Co-Portfolio Manager, BlackRock, since 2005. Member of Portfolio Management Group at BlackRock Advisors, LLC (since 2002). Member of Portfolio Analytics Group at BlackRock Advisors, LLC (2000-2002).

The Statement of Additional Information provides additional information about the fund managers’ compensation, other accounts managed by the fund managers and the fund managers’ ownership of shares of the fund(s) they manage that are offered through variable annuities or variable life insurance products.

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PURCHASE AND REDEMPTION AND OTHER INFORMATION

Initial Class shares of each fund are offered exclusively to insurance company separate accounts.

Buying and Redeeming Initial Class Shares.    Each fund sells its Initial Class shares at net asset value (“NAV”) directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance products. Each fund may suspend the offer of its shares and reserves the right to reject any specific purchase order. A fund may refuse a purchase order if, in the adviser’s opinion, the order is of a size that would disrupt the management of the fund.

Insurance company separate accounts that accept orders from contract owners to purchase and redeem Initial Class shares before the close of regular trading on the New York Stock Exchange (the “Exchange”) will receive that day’s NAV (which will be calculated as of the close of regular trading on the Exchange), provided that the insurance company transmits the orders to the fund prior to the opening of trading on the Exchange on the next business day. If the fund receives orders after the Exchange opens, those orders will receive the next business day’s NAV.

Each fund redeems its shares on any business day. Normally, a fund forwards redemption proceeds by bank wire to the redeeming insurance company on the next business day after redemption instructions are received. Under unusual circumstances, a fund may suspend redemptions or postpone payment for up to seven (7) days or longer, as permitted by federal securities laws.

Excessive and Short-term Trading.    The Trust’s board of trustees has adopted policies and procedures with respect to excessive and short-term trading of shares by contract owners. The funds discourage excessive and short-term trading, which can disrupt portfolio management strategies and increase fund operating expenses. Each fund sells its shares to insurance company separate accounts for the purpose of funding variable annuity or variable life insurance contracts. As a result, the funds’ ability to monitor trading activity by the owners of such contracts is limited and, therefore, trading patterns representing excessive trading practices by contract owners may not be detected by the funds. However, the funds have entered into an information sharing agreement with each insurance company, which requires the insurance company to provide certain information regarding underlying shareholders. The funds’ policies provide that a fund may reject a purchase order if, in the adviser’s opinion, the order is of a size that would disrupt the management of the fund or otherwise represents excessive or short-term trading. If the Trust determines that purchase and redemption activity in a fund indicate potential excessive trading activity, the Trust will communicate with the relevant insurance companies to determine, on a case-by-case basis, whether action is necessary, such as rejecting purchase orders from certain contract owners. These measures may not be applied uniformly but will be imposed as the Trust and the relevant insurance company consider appropriate. Different insurance companies or different products offered by the same insurance company may have different policies regarding excessive trading. To the extent that such policies are not uniform, or are not applied uniformly, the funds and the contract owners bear the risk that excessive trading by some contract owners may not be curtailed. In addition, the terms of a particular insurance contract may also limit the insurance company’s ability to address excessive trading. For specific information about the purchase, redemption and transfer limitation policies that apply to a particular variable annuity or variable life insurance contract, contract owners should review the separate account prospectus prepared by the insurance company for their contracts.

The Trust’s reliance on data provided pursuant to any information sharing agreement and on insurance companies to detect and curtail excessive trading activity presents the risk that some contract owners may engage in this activity and that other contract owners will be adversely affected by it. To the extent that a fund is unable to detect or curtail excessive and short-term trading, such trading may interfere with efficient management of the fund’s portfolio, and may require the fund to take other steps, such as maintaining cash balances, using its line of credit and effecting portfolio transactions, in each case, to a greater degree than it otherwise would. These activities could increase the fund’s operating costs and decrease its investment performance.

34

PURCHASE AND REDEMPTION AND OTHER INFORMATION

Small cap and high yield securities (junk bonds) may not trade every day or may not trade frequently through a trading day. To the extent that Dreman Small Cap Value Fund and AIM Small Cap Growth Fund invest primarily in small cap securities, these funds may be more susceptible to a short-term trading strategy reflecting an investor’s belief that the values of the fund’s portfolio securities, as reflected by the fund’s net asset value on any given day, do not fully reflect the then current fair market value of such securities.

Automatic Transactions.    Purchases and redemptions arising out of an automatic transaction under an insurance contract are effected when received by the insurance company in the manner described above. Automatic transactions include investment of net premiums, payment of death benefits, deduction of fees and charges, transfers, surrenders, loans, loan repayments, deductions of interest on loans, lapses, reinstatements, and similar automatic transactions.

Initial Class shares of each fund are offered at net asset value. The separate account does not pay a sales charge to buy Initial Class shares of a fund.

Valuation of Shares.    Each fund offers its shares at the NAV per Initial Class share of the fund. Each fund calculates its NAV once daily as of the close of regular trading on the Exchange (generally at 4:00 p.m., Eastern time) on each day the Exchange is open. If the Exchange closes early, the funds will accelerate the determination of NAV to the closing time. On any day an international market is closed and the Exchange is open, a fund will normally value its foreign securities, if any, at the prior day’s close with the current day’s exchange rate.

Each fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services, or at fair value as determined in good faith according to procedures adopted by the board of trustees. Because international markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when an insurance company cannot buy or sell shares of the fund. A fund may value securities at fair value when market quotations are not readily available or the adviser believes that available market quotations do not reasonably represent the securities’ actual value. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

The funds distribute capital gains and income.

Dividends and Distributions.    Each fund intends to distribute all or substantially all of its net realized capital gains, if any, and net investment income for each taxable year. PIMCO Total Return Fund and BlackRock Inflation Protected Bond Fund declare dividends from net investment income daily and pay dividends monthly. All other funds declare and pay dividends from net investment income at least annually. Each fund distributes its net realized capital gains, if any, at least annually. The funds expect that an insurance company holding shares on behalf of a contract owner will elect to reinvest dividends and capital gains in additional shares of the fund that paid them. Shares purchased become entitled to dividends as of the first business day following the date of investment.

Taxes.    Shares of the funds are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Each fund is treated as a separate entity for U.S. federal income tax purposes. Each fund intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, each fund must satisfy federal tax requirements relating to the sources of its income, diversification of its assets, and distribution of its income to shareholders. If a fund meets these requirements, it will not be subject to U.S. federal income tax on any net investment income and net capital gains that are distributed.

35

PURCHASE AND REDEMPTION AND OTHER INFORMATION

In addition to the above, each fund also intends to comply with certain diversification requirements relating to the tax-deferred status of variable contracts issued by insurance company separate accounts. More specific information on these diversification requirements is contained in the prospectus for the variable contracts and in the funds’ Statement of Additional Information.

A fund’s failure to comply with these requirements could cause the holder of a variable contract based on a separate account that invested in whole or in part in that fund to be subject to current taxation of all income accrued on the contract for the current and all prior taxable years, unless the Internal Revenue Service permits correction of the failure, which cannot be assured.

Fund Details

Investments by Variable Product Separate Accounts in Shares of the Funds.    Each fund will sell its shares to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. The variable contracts may or may not make investments in all the funds described in this prospectus.

The interests of owners of different variable contracts investing in a fund could conflict due to differences of tax treatment and other considerations. The Trust currently does not foresee any disadvantages to investors arising from the fact that each fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life contracts. Nevertheless, the board of trustees will monitor events to seek to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more funds and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the fund’s shareholders.

36

FINANCIAL HIGHLIGHTS

Financial highlights are not available for the funds because they had not yet commenced operations as of December 31, 2007.

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RELATED COMPOSITE PERFORMANCE

Appendix A

Prior Performance Information for Similar Accounts

Managed by Dreman, Invesco Aim, AllianceBernstein, PIMCO, and BlackRock

DREMAN VALUE MANAGEMENT, L.L.C. COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of 15 accounts managed by Dreman Value Management, L.L.C. (“Dreman”), which serves as the subadviser to SC Dreman Small Cap Value Fund. Dreman’s Institutional Small Cap Value Composite consists of all fee paying accounts under discretionary management by Dreman in Dreman’s Institutional Small Cap Value investment strategy that have investment objectives, policies and strategies substantially similar to those of SC Dreman Small Cap Value Fund. The performance has been adjusted to reflect the anticipated operating costs of SC Dreman Small Cap Value Fund. The method for computing historical performance differs from the Securities and Exchange Commission’s method. Returns reflect all income, gains and losses and reinvestment of any dividends or capital gains without provision for federal or state income tax. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts that make up the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of Dreman in managing all Institutional Small Cap Value portfolios, with investment objectives, policies and strategies substantially similar to those of the fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by each of the Initial Class and Service Class of SC Dreman Small Cap Value Fund were used. These expenses are higher than the highest management fee applicable to any account in the composite.

The historical performance of the Dreman Institutional Small Cap Value Composite is not that of SC Dreman Small Cap Value Fund, is not a substitute for SC Dreman Small Cap Value Fund’s performance and is not necessarily indicative of any fund’s future results. SC Dreman Small Cap Value Fund is new and has no historical performance data. SC Dreman Small Cap Value Fund’s actual performance may differ significantly from the past performance of the composite. The personnel who managed the accounts that make up the composite, and who therefore generated, or contributed to, the historical performance shown may differ from the personnel managing SC Dreman Small Cap Value Fund.

While the accounts in the composite experience inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely affect the fund’s performance. The composite includes certain accounts that are not mutual funds, and thus are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to all of the accounts in the composite, they may have had an adverse affect on the performance results of the composite.

The performance data has not been adjusted to reflect any of the charges assessed against insurance company separate accounts or variable life insurance or variable annuity products for which SC Dreman Small Cap Value Fund serves as an investment vehicle. The performance results shown would have been lower had these charges been reflected.

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DREMAN INSTITUTIONAL SMALL CAP VALUE COMPOSITE PERFORMANCE

Average Annual Total Returns for the Period Ended December 31, 2007:

Dreman Institutional Small Cap Value Composite*	1 Year	3 Years	5 Years	10 Years	Since Inception
Composite Net of all Initial Class operating expenses	%	%	%	%	%
Composite Gross of all operating expenses	0.25%	13.52%	23.51%	14.25%	17.2%
Russell 2000 Value Index	(9.78)%	5.27%	15.8%	9.09%	13.23%
Morningstar Insurance Fund Small Cap Value Category	(5.34)%	5.86%	15.11%	9.35%	12.27%

Year by Year Total Returns For the Periods Ended December 31:

Dreman Institutional Small Cap Value Composite*	1996	1997	1998	1999	2000	2001
Composite Net of all Initial Class operating expenses	%	%	%	%	%	%
Composite Gross of all operating expenses	35.5%	21.35%	(5.05)%	3.08%	40.18%	8.61%
Russell 2000 Value Index	21.37%	31.78%	(6.45)%	(1.49)%	22.83%	14.02%
Morningstar Insurance Fund Small Cap Value Category	22.34%	25.79%	(4.43)%	7.04%	17.20%	13.79%

Dreman Institutional Small Cap Value Composite*	2002	2003	2004	2005	2006	2007
Composite Net of all Initial Class operating expenses	%	%	%	%	%	%
Composite Gross of all operating expenses	(11.57)%	48.64%	32.21%	10.39%	32.19%	0.25%
Russell 2000 Value Index	(11.43)%	46.03%	22.25%	4.71%	23.48%	(9.78)%
Morningstar Insurance Fund Small Cap Value Category	(11.65)%	40.38%	21.35%	6.99%	17.14%	(5.34)%

*	This is not the performance of SC Dreman Small Cap Value Fund. As of December 31, 2007, the Dreman Institutional Small Cap Value Composite was composed of 15 accounts, totaling approximately $513.2 million. The inception date of the composite is June 1, 1991.

Description of Indices

The Russell 2000 Value Index tracks the performance of the small cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000 Value Index is constructed to provide a comprehensive and unbiased barometer for the small cap value segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small cap opportunity set and that the represented companies continue to reflect value characteristics.

The Morningstar Insurance Fund Small Cap Value Category measures the performance of small-value portfolios which invest in small U.S. companies with valuations and growth rates below other small-cap peers. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small-cap. Value is defined based on low valuations (low price ratios and high dividend yields) and slow growth (low growth rates for earnings, sales, book value, and cash flow).

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INVESCO AIM ADVISORS, INC. COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of 5 accounts managed by Invesco Aim Advisors, Inc. (“Invesco Aim”), which serves as the subadviser to SC AIM Small Cap Growth Fund. Invesco Aim’s Small Cap Growth Composite consists of all fee paying accounts under discretionary management by Invesco Aim in Invesco Aim’s Small Cap Growth investment strategy that have investment objectives, policies and strategies substantially similar to those of SC AIM Small Cap Growth Fund. The performance has been adjusted to reflect the anticipated operating costs of SC AIM Small Cap Growth Fund. The method for computing historical performance differs from the Securities and Exchange Commission’s method. Returns reflect all income, gains and losses and reinvestment of any dividends or capital gains without provision for federal or state income tax. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts that make up the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of Invesco Aim in managing all 5 portfolios, with investment objectives, policies and strategies substantially similar to those of the fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by each of the Initial Class and Service Class of SC AIM Small Cap Growth Fund were used. These expenses are higher than the highest management fee applicable to any account in the composite.

The historical performance of the Invesco Aim Small Cap Growth Composite is not that of SC AIM Small Cap Growth Fund, is not a substitute for SC AIM Small Cap Growth Fund’s performance and is not necessarily indicative of any fund’s future results. SC AIM Small Cap Growth Fund is new and has no historical performance data. SC AIM Small Cap Growth Fund’s actual performance may differ significantly from the past performance of the composite. The personnel who managed the accounts that make up the composite, and who therefore generated, or contributed to, the historical performance shown may differ from the personnel managing SC AIM Small Cap Growth Fund.

While the accounts in the composite experience inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely affect the fund’s performance.

The performance data has not been adjusted to reflect any of the charges assessed against insurance company separate accounts or variable life insurance or variable annuity products for which SC AIM Small Cap Growth Fund serves as an investment vehicle. The performance results shown would have been lower had these charges been reflected.

INVESCO AIM SMALL CAP GROWTH COMPOSITE PERFORMANCE

Average Annual Total Returns for the Period Ended December 31, 2007:

Invesco Aim Small Cap Growth Composite*	1 Year	3 Years	Since Inception
Composite Net of all Initial Class operating expenses	11.21%	11.42%	14.80%
Composite Gross of all operating expenses	12.50%	12.71%	16.13%
Russell 2000 Growth Index	7.04%	8.11%	12.21%
Morningstar Small Growth Category Average	7.59%	7.94%	11.90%

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Year by Year Total Returns For the Periods Ended December 31:

Invesco Aim Small Cap Growth Composite*	2004**		2005	2006	2007
Composite Net of all Initial Class operating expenses		%	8.71%	16.82%	11.21%
Composite Gross of all operating expenses		%	9.97%	15.74%	12.50%
Russell 2000 Growth Index		%	4.15%	13.35%	7.04%
Morningstar Small Growth Category Average		%	6.29%	10.79%	7.59%

*	This is not the performance of the SC AIM Small Cap Growth Fund. As of December 31, 2007, the Invesco Aim Small Cap Growth Composite was composed of 5 accounts, totaling approximately $3,178 million. The inception date of the composite is September 30, 2004.
**	For the period from September 30, 2004 to December 31, 2004.

Description of Indices

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Growth Index is a trademark / service mark of the Frank Russell Company. “Russell” is a trademark of the Frank Russell Company.

The Morningstar Small Growth Category Average represents an average of all of the funds in the Morningstar Small Growth category. These funds focus on faster-growing companies whose shares are at the lower end of the market-capitalization range.

ALLIANCEBERNSTEIN L.P. COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of 12 accounts managed by AllianceBernstein L.P. (“AllianceBernstein”), which serves as the subadviser to SC AllianceBernstein International Value Fund. AllianceBernstein’s International Diversified Value Composite consists of all fee paying accounts under discretionary management by AllianceBernstein in AllianceBernstein’s International Diversified Value investment strategy that have investment objectives, policies and strategies substantially similar to those of SC AllianceBernstein International Value Fund. The performance has been adjusted to reflect the anticipated operating costs of SC AllianceBernstein International Value Fund. The method for computing historical performance differs from the Securities and Exchange Commission’s method. Returns reflect all income, gains and losses and reinvestment of any dividends or capital gains without provision for federal or state income tax. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts that make up the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of AllianceBernstein in managing all International Diversified Value portfolios, with investment objectives, policies and strategies substantially similar to those of the fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by each of the Initial Class and Service Class of SC AllianceBernstein International Value Fund were used. These expenses are higher than the highest management fee applicable to any account in the composite.

The historical performance of the AllianceBernstein International Diversified Value Composite is not that of SC AllianceBernstein International Value Fund, is not a substitute for SC AllianceBernstein International Value Fund’s performance and is not necessarily indicative of any fund’s future results. SC AllianceBernstein International Value Fund is new and has no historical performance data. SC AllianceBernstein International Value Fund’s actual performance may differ

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RELATED COMPOSITE PERFORMANCE

significantly from the past performance of the composite. The personnel who managed the accounts that make up the composite, and who therefore generated, or contributed to, the historical performance shown may differ from the personnel managing SC AllianceBernstein International Value Fund.

While the accounts in the composite experience inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely affect the fund’s performance. The composite includes certain accounts that are not mutual funds, and thus are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to all of the accounts in the composite, they may have had an adverse affect on the performance results of the composite.

The performance data has not been adjusted to reflect any of the charges assessed against insurance company separate accounts or variable life insurance or variable annuity products for which SC AllianceBernstein International Value Fund serves as an investment vehicle. The performance results shown would have been lower had these charges been reflected.

ALLIANCEBERNSTEIN INTERNATIONAL DIVERSIFIED VALUE COMPOSITE PERFORMANCE

Average Annual Total Returns for the Period Ended December 31, 2007:

AllianceBernstein International Diversified Value Composite*	1 Year	3 Years	5 Years	Since Inception
Composite Net of all Initial Class operating expenses	%	%	%	%
Composite Gross of all operating expenses	7.28%	18.34%	23.76%	12.36%
MSCI EAFE	11.17%	16.83%	21.59%	7.66%
Lipper VA International Value Funds	9.45%	15.94%	21.59%	9.19%

Year by Year Total Returns For the Periods Ended December 31:

AllianceBernstein International Diversified Value Composite*	2000**	2001
Composite Net of all Initial Class operating expenses	%	%
Composite Gross of all operating expenses	2.97%	(15.33)%
MSCI EAFE	(2.68)%	(21.44)%
Lipper VA International Value Funds	%	(17.76)%

AllianceBernstein International Diversified Value Composite*	2002	2003	2004	2005	2006	2007
Composite Net of all Initial Class operating expenses	%	%	%	%	%	%
Composite Gross of all operating expenses	(8.04)%	40.23%	24.92%	18.16%	30.74%	7.28%
MSCI EAFE	(15.94)%	38.59%	20.25%	13.54%	26.34%	11.17%
Lipper VA International Value Funds	(14.18)%	38.43%	20.84%	12.95%	26.55%	9.45%

*	This is not the performance of SC AllianceBernstein International Value Fund. As of December 31, 2007, the AllianceBernstein International Diversified Value Composite was composed of 12 accounts, totaling approximately $6,206.9 million. The inception date of the composite is September 30, 2000.
**	For the period from September 30, 2000 to December 31, 2007.

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Description of Indices

The MSCI EAFE (Europe, Australia, Far East) tracks the performance of large cap international equity securities and is widely regarded as the standard for measuring large cap international stock market performance.

The Lipper VA International Value Funds category measures the performance of funds that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the United States. Value funds typically have a below-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI.

PACIFIC INVESTMENT MANAGEMENT COMPANY, LLC COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of 225 accounts managed by Pacific Investment Management Company, LLC (“PIMCO”), which serves as the subadviser to SC PIMCO Total Return Fund. PIMCO’s Core Plus-Total Return Full Authority Composite consists of all fee paying accounts under discretionary management by PIMCO in PIMCO’s Total Return Full Authority investment strategy that have investment objectives, policies and strategies substantially similar to those of SC PIMCO Total Return Fund. The performance has been adjusted to reflect the anticipated operating costs of SC PIMCO Total Return Fund. The method for computing historical performance differs from the Securities and Exchange Commission’s method. Returns reflect all income, gains and losses and reinvestment of any dividends or capital gains without provision for federal or state income tax. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts that make up the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of PIMCO in managing all Total Return Full Authority portfolios, with investment objectives, policies and strategies substantially similar to those of the fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by each of the Initial Class and Service Class of SC PIMCO Total Return Fund were used. These expenses are higher than the highest management fee applicable to any account in the composite.

The historical performance of the PIMCO Core Plus-Total Return Full Authority Composite is not that of SC PIMCO Total Return Fund, is not a substitute for SC PIMCO Total Return Fund’s performance and is not necessarily indicative of any fund’s future results. SC PIMCO Total Return Fund is new and has no historical performance data. SC PIMCO Total Return Fund’s actual performance may differ significantly from the past performance of the composite. The personnel who managed the accounts that make up the composite, and who therefore generated, or contributed to, the historical performance shown may differ from the personnel managing SC PIMCO Total Return Fund.

While the accounts in the composite experience inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely affect the fund’s performance. The composite includes certain accounts that are not mutual funds, and thus are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to all of the accounts in the composite, they may have had an adverse affect on the performance results of the composite.

The performance data has not been adjusted to reflect any of the charges assessed against insurance company separate accounts or variable life insurance or variable annuity products for which SC PIMCO Total Return Fund serves as an investment vehicle. The performance results shown would have been lower had these charges been reflected.

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PIMCO CORE PLUS-TOTAL RETURN FULL AUTHORITY COMPOSITE PERFORMANCE

Average Annual Total Returns for the Period Ended December 31, 2007:

PIMCO Core Plus-Total Return Full Authority Composite*	1 Year	3 Years	5 Years	10 Years	Since Inception
Composite Net of all Initial Class operating expenses	%	%	%	%	%
Composite Gross of all operating expenses	9.34%	5.72%	5.82%	7.09%	8.48%
Lehman Brothers U.S. Aggregate Index	6.97%	4.56%	4.42%	5.97%	7.15%
Lipper Intermediate Investment Grade Debt Average	4.75%	3.50%	3.90%	5.20%	6.76%

Year by Year Total Returns For the Periods Ended December 31:

PIMCO Core Plus-Total Return Full Authority Composite*	1996	1997	1998	1999	2000	2001
Composite Net of all Initial Class operating expenses	%	%	%	%	%	%
Composite Gross of all operating expenses	5.68%	10.76%	10.09%	(0.07)%	12.36%	9.73%
Lehman Brothers U.S. Aggregate Index	3.63%	9.65%	8.69%	(0.82)%	11.63%	8.44%
Lipper Intermediate Investment Grade Debt Average	3.38%	9.06%	7.59%	(1.38)%	10.00%	7.74%

PIMCO Core Plus-Total Return Full Authority Composite*	2002	2003	2004	2005	2006	2007
Composite Net of all Initial Class operating expenses	%	%	%	%	%	%
Composite Gross of all operating expenses	10.22%	6.30%	5.65%	3.31%	4.60%	9.34%
Lehman Brothers U.S. Aggregate Index	10.26%	4.10%	4.34%	2.43%	4.33%	6.97%
Lipper Intermediate Investment Grade Debt Average	8.36%	4.89%	4.02%	1.84%	4.14%	4.75%

*	This is not the performance of SC PIMCO Total Return Fund. As of December 31, 2007, the PIMCO Core Plus-Total Return Full Authority Composite was composed of 225 accounts, totaling approximately $214,040 million. The inception date of the composite is December 1, 1989.

Description of Indices

The Lehman Brothers U.S. Aggregate Index tracks the performance of securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

The Lipper Intermediate Investment Grade Debt Average measures the performance of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

BLACKROCK FINANCIAL MANAGEMENT, INC. COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of 8 accounts managed by BlackRock Financial Management, Inc. (“BlackRock”), which serves as the subadviser to SC BlackRock Inflation Protected Bond Fund. BlackRock’s TIPS Composite consists of all fee paying accounts under discretionary management by BlackRock in BlackRock’s TIPS investment strategy that have investment

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objectives, policies and strategies substantially similar to those of SC BlackRock Inflation Protected Bond Fund. The performance has been adjusted to reflect the anticipated operating costs of SC BlackRock Inflation Protected Bond Fund. The method for computing historical performance differs from the Securities and Exchange Commission’s method. Returns reflect all income, gains and losses and reinvestment of any dividends or capital gains without provision for federal or state income tax. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts that make up the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of BlackRock in managing all TIPS portfolios, with investment objectives, policies and strategies substantially similar to those of the fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by each of the Initial Class and Service Class of SC BlackRock Inflation Protected Bond Fund were used. These expenses are higher than the highest management fee applicable to any account in the composite.

The historical performance of the BlackRock TIPS Composite is not that of SC BlackRock Inflation Protected Bond Fund, is not a substitute for SC BlackRock Inflation Protected Bond Fund’s performance and is not necessarily indicative of any fund’s future results. SC BlackRock Inflation Protected Bond Fund is new and has no historical performance data. SC BlackRock Inflation Protected Bond Fund’s actual performance may differ significantly from the past performance of the composite. The personnel who managed the accounts that make up the composite, and who therefore generated, or contributed to, the historical performance shown may differ from the personnel managing SC BlackRock Inflation Protected Bond Fund.

While the accounts in the composite experience inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely affect the fund’s performance. The composite includes certain accounts that are not mutual funds, and thus are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to all of the accounts in the composite, they may have had an adverse affect on the performance results of the composite.

The performance data has not been adjusted to reflect any of the charges assessed against insurance company separate accounts or variable life insurance or variable annuity products for which SC BlackRock Inflation Protected Bond Fund serves as an investment vehicle. The performance results shown would have been lower had these charges been reflected.

BLACKROCK TIPS COMPOSITE PERFORMANCE

Average Annual Total Returns for the Period Ended December 31, 2007:

BlackRock TIPS Composite*	1 Year	3 Years	5 Years	Since Inception
Composite Net of all Initial Class operating expenses	%	%	%	%
Composite Gross of all operating expenses	14.48%	6.98%	7.02%	7.75%
Lehman Brothers Global Real: U.S. Tips Index	14.54%	6.75%	6.75%	7.54%
Lipper Treasury Inflation-Protected Securities Funds Index	13.55%	6.62%	6.86%	6.86%

A-8

RELATED COMPOSITE PERFORMANCE

Year by Year Total Returns For the Periods Ended December 31:

BlackRock TIPS Composite*	2002	2003	2004	2005	2006	2007
Composite Net of all Initial Class operating expenses	%	%	%	%	%	%
Composite Gross of all operating expenses	3.46%	8.14%	8.75%	3.24%	0.95%	11.85%
Lehman Brothers Global Real: U.S. Tips Index	3.36%	8.40%	8.46%	2.84%	0.41%	11.64%
Lipper Treasury Inflation-Protected Securities Funds Index	%	8.40%	8.58%	2.92%	0.99%	10.82%

*	This is not the performance of the SC BlackRock Inflation Protected Bond Fund. As of December 31, 2007, the BlackRock TIPS Composite was composed of 8 accounts, totaling approximately $2.9 billion. The inception date of the composite is November 30, 2002.

Unlike the SC BlackRock Inflation Protected Bond Fund, the accounts in the BlackRock TIPS Composite do not invest in securities denominated in foreign currencies. Rather it includes all fully discretionary, total return fixed income accounts that invest in the full spectrum of U.S. inflation-linked bonds. These accounts have at least $25 million in assets and are actively managed to seek to exceed the performance of the Lehman Brothers U.S. Treasury: U.S. TIPS (or similar) Index. The composite excludes US TIPS portfolios that: (i) have gains/loss constraints, (ii) are managed to emphasize income, or (iii) are managed against customized or other benchmarks. New accounts and accounts that have changed their investment mandate to that of the composite are included in the composite upon the completion of the first full three months under management. Closed accounts and accounts that changed their investment mandate are included in the composite through the completion of the last full month under management or the last full month under the old strategy.

Description of Indices

The Lehman Brothers Global Real: U.S. Tips Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better) that have at least one year to final maturity and at least $250 million par amount outstanding. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees.

The Lipper Treasury Inflation-Protected Securities Funds Average represents the average total return of the funds tracked by Lipper, Inc. that invest primarily in inflation-indexed fixed-income securities issued in the United States.

A-9

INFORMATION ABOUT THE UNDERLYING FUNDS

Appendix B

Information About the Underlying Funds in which the Fund of Funds Invest

SC Ibbotson Moderate Fund, SC Ibbotson Balanced Fund, and SC Ibbotson Growth Fund

The following is intended to summarize the primary investment strategies of, and to provide you with certain other information about, the funds in which Ibbotson Moderate Fund, Ibbotson Balanced Fund and Ibbotson Growth Fund will invest. These summaries do not reflect all of the investment policies and strategies that are disclosed in each underlying fund’s prospectus and statement of additional information, and are not an offer of the underlying funds’ shares. The underlying funds in which Ibbotson Moderate Fund, Ibbotson Balanced Fund, and Ibbotson Growth Fund intend to invest may change from time to time at the discretion of Sun Capital Advisers LLC (“Sun Capital”) and Ibbotson Associates, Inc. without prior notice to, or approval of, shareholders. Each underlying fund normally will be invested according to its investment strategy. However, an underlying fund also may have the ability to invest without limitation in money market instruments or other investments for temporary defensive purposes. The prospectus and statement of additional information for each underlying fund are available on the Securities and Exchange Commission’s website.

EQUITY FUNDS

Domestic Equity Funds

SC Davis Venture Value Fund (Investment Goal: Growth of capital)

SC Davis Venture Value Fund is a diversified mutual fund advised by Sun Capital and subadvised by Davis Selected Advisers, L.P. that invests primarily in the common stock of U.S. companies with market capitalizations of at least $10 billion.

SC Oppenheimer Large Cap Core Fund (Investment Goal: Long term capital growth)

SC Oppenheimer Large Cap Core Fund is a diversified mutual fund advised by Sun Capital, subadvised by OppenheimerFunds, Inc. (“OppenheimerFunds”) and sub-subadvised by OFI Institutional Asset Management, Inc. that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of large capitalization companies.

SC Oppenheimer Main Street Small Cap Fund (Investment Goal: Capital appreciation)

SC Oppenheimer Main Street Small Cap Fund is a diversified mutual fund advised by Sun Capital and subadvised by OppenheimerFunds that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies having a small market capitalization.

SC WMC Blue Chip Mid Cap Fund (Investment Goal: Long term capital growth)

SC WMC Blue Chip Mid Cap Fund is a diversified mutual fund advised by Sun Capital and subadvised by Wellington Management Company, LLP (“Wellington Management”) that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks and other equity securities with market capitalizations within the range of the Russell MidCap Index or the S&P MidCap 400 Index.

SC WMC Large Cap Growth Fund (Investment Goal: Long term growth of capital)

SC WMC Large Cap Growth Fund is a diversified mutual fund advised by Sun Capital and subadvised by Wellington Management that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies with large capitalizations (which for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000 Growth Index).

B-1

INFORMATION ABOUT THE UNDERLYING FUNDS

SC Lord Abbett Growth & Income Fund (Investment Goal: Long term total growth of capital and income without excessive fluctuations in market value)

SC Lord Abbett Growth & Income Fund is a diversified mutual fund advised by Sun Capital and subadvised by Lord, Abbett & Co. LLC that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. For purposes of this fund, a large company is one that has a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000® Index.

SC Goldman Sachs Mid Cap Value Fund (Investment Goal: Long term total return on capital)

SC Goldman Sachs Mid Cap Value Fund is a diversified mutual fund advised by Sun Capital and subadvised by Goldman Sachs Asset Management, L.P. (“GSAM”) that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of equity investments in mid capitalization U.S. companies, including non-U.S. companies that are traded in the United States.

SC AIM Small Cap Growth Fund (Investment Goal: Long term growth of capital)

SC AIM Small Cap Growth Fund is a diversified mutual fund advised by Sun Capital and subadvised by Invesco Aim Advisors, Inc. that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies. For purposes of this fund, a small capitalization company is one that has a market capitalization at the time of purchase no larger than the largest capitalized company included in the Russell 2000 Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.

SC Dreman Small Cap Value Fund (Investment Goal: Long term capital appreciation)

SC Dreman Small Cap Value Fund is a diversified mutual fund advised by Sun Capital and subadvised by Dreman Value Management, L.L.C. that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks and other equity securities of small capitalization companies. For purposes of this fund, a small capitalization company is one that has a market capitalization at the time of purchase similar to the market capitalization of companies listed in the Russell 2000 Value Index.

MFS Value Portfolio (Investment Goal: Capital appreciation)

MFS Value Portfolio seeks to achieve its investment objective by investing the fund’s assets primarily in equity securities. The fund normally invests its assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. While the fund may invest in companies of any size, it generally focuses on companies with large capitalizations.

International Equity Funds

SC AllianceBernstein International Value Fund (Investment Goal: Long term growth of capital)

SC AllianceBernstein International Value Fund is a diversified mutual fund advised by Sun Capital and subadvised by AllianceBernstein L.P. that invests primarily in equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries. The fund normally invests in companies from at least three countries other than the United States, including developed nations in Europe and the Far East, Canada, and Australia and emerging market countries worldwide.

B-2

INFORMATION ABOUT THE UNDERLYING FUNDS

MFS International Growth Portfolio (Investment Goal: Capital appreciation)

MFS International Growth Portfolio seeks to achieve its investment objective by investing the fund’s assets primarily in foreign equity securities, including emerging market equity securities. The fund normally invests a relatively high percentage of assets in a single country, a small number of countries, or a particular geographic region. The fund focuses on investing in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. The fund may be invested in companies of any size.

MFS Emerging Markets Equity Portfolio (Investment Goal: Capital appreciation)

MFS Emerging Markets Equity Portfolio seeks to achieve its investment objective by investing at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging market countries may include countries determined to have emerging market economies, taking into account a number of factors. Such countries are located in Latin America, Asia, Africa, the Middle East, and the developing countries of Europe, primarily Eastern Europe. The fund may be invested in companies of any size.

Specialty Equity Funds

Sun Capital Global Real Estate Fund (Investment Goal: Long term capital growth with a secondary goal of current income and growth of income)

Sun Capital Global Real Estate Fund is a non-diversified mutual fund advised by Sun Capital that invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of U.S. and foreign real estate investment trusts (“REITs”) and other U.S. and foreign real estate companies.

PIMCO CommodityRealReturn Strategy Fund (Investment Goal: Maximum real return, consistent with prudent investment management)

PIMCO CommodityRealReturn Strategy Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. The fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

FIXED INCOME FUNDS

Fixed Income Funds

Sun Capital Investment Grade Bond Fund (Investment Goal: High current income consistent with relative stability of principal)

Sun Capital Investment Grade Bond Fund is a diversified mutual fund advised by Sun Capital that invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade bonds, including those issued by: U.S. and foreign companies, including companies in emerging market countries; the U.S. government and its agencies and instrumentalities, including those that issue mortgage-backed securities; and foreign governments, including those in emerging market countries.

B-3

INFORMATION ABOUT THE UNDERLYING FUNDS

Sun Capital Money Market Fund (Investment Goal: Maximizing current income, consistent with maintaining liquidity and preserving capital)

Sun Capital Money Market Fund is a diversified mutual fund advised by Sun Capital that invests exclusively in high quality U.S. dollar-denominated money market securities.

SC Goldman Sachs Short Duration Fund (Investment Goal: High level of current income with a secondary goal of capital appreciation)

SC Goldman Sachs Short Duration Fund is a diversified mutual fund advised by Sun Capital and subadvised by GSAM that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. Normally, the fund invests in investment grade securities (i.e., rated BBB-Baa or higher or, if unrated, of equivalent credit quality).

SC PIMCO High Yield Fund (Investment Goal: Maximum total return, consistent with capital preservation)

SC PIMCO High Yield Fund is a diversified mutual fund advised by Sun Capital and subadvised by Pacific Investment Management Company, LLC (“PIMCO”) that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of high yield securities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody’s Investor Service, Inc. (“Moody’s”) or an equivalent rating by Standard & Poor’s Rating Group (“S&P”) or Fitch Ratings (“Fitch”), or, if unrated, of comparable quality as determined by the fund’s subadviser.

SC PIMCO Total Return Fund (Investment Goal: Maximum total return, consistent with capital preservation)

SC PIMCO Total Return Fund is a diversified mutual fund advised by Sun Capital and subadvised by PIMCO that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

SC BlackRock Inflation Protected Bond Fund (Investment Goal: Maximum real return, consistent with preservation of real capital and prudent investment management)

SC BlackRock Inflation Protected Bond Fund is a non-diversified mutual fund advised by Sun Capital and subadvised by BlackRock Financial Management, Inc. that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations.

B-4

ADDITIONAL INFORMATION

The Statement of Additional Information (“SAI”) provides more detailed information about the funds and is incorporated into this prospectus by reference. Additional information about the funds’ investments is available in the Trust’s annual and semi-annual reports to shareholders, and quarterly reports filed with the Securities and Exchange Commission. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year. You may obtain free copies of the SAI and the annual and semi-annual reports, request other information and discuss questions about the funds by contacting your agent, or the funds at the address or telephone number listed below. In addition, you may obtain the SAI, annual and semi-annual reports at the adviser’s website at www.suncapitaladvisers.com.

Sun Capital Advisers Trust

One Sun Life Executive Park

Wellesley Hills, MA 02481

Telephone: 1-800-432-1102 x3330

Investment Adviser	Administrator, Custodian

Sun Capital Advisers LLC	State Street Bank & Trust Company

Principal Underwriter	Legal Counsel

Clarendon Insurance Agency, Inc.	Wilmer Cutler Pickering Hale and Dorr LLP

Independent Registered Public Accounting Firm

[ ]

You can review and copy information about the funds (including the SAI) at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at the number listed below. You can get text-only copies for a duplicating fee by writing or sending an electronic request to:

Securities and Exchange Commission

Public Reference Section

Washington, D.C. 20549-0102

e-mail: publicinfo@sec.gov

Telephone: 1-202-551-8090

Free from the EDGAR Database on the SEC’s

Internet website: http://www.sec.gov

SUN CAPITAL ADVISERS TRUST

Investment Company Act File No. 811-08879

SUN CAPITAL ADVISERS TRUST®

Prospectus [            ], 2008

SCSM Ibbotson Moderate Fund

SCSM Ibbotson Balanced Fund

SCSM Ibbotson Growth Fund

SCSM Dreman Small Cap Value Fund

SCSM AIM Small Cap Growth Fund

SCSM AllianceBernstein International Value Fund

SCSM PIMCO Total Return Fund

SCSM BlackRock Inflation Protected Bond Fund

Service Class Shares

The Securities and Exchange Commission has not approved any fund’s shares as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Sun Capital Advisers LLC, a member of the Sun Life Financial group of companies, serves as investment adviser to Sun Capital Advisers Trust.

OVERVIEW OF FUNDS

ADVISER	All of the funds are managed by Sun Capital Advisers LLC. The adviser is an indirect, wholly-owned subsidiary of Sun Life Financial Inc., a diversified financial services organization.

FUNDS	Shares of the funds are available exclusively for variable annuity and variable life insurance products. Variable annuity and variable life contract owners should also review the separate account prospectus prepared by the insurance company for their contracts.

SCSM Ibbotson Moderate Fund

SCSM Ibbotson Balanced Fund

SCSM Ibbotson Growth Fund

SCSM Dreman Small Cap Value Fund

SCSM AIM Small Cap Growth Fund

SCSM AllianceBernstein International Value Fund

SCSM PIMCO Total Return Fund

SCSM BlackRock Inflation Protected Bond Fund

YOU SHOULD KNOW	An investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Sun Capital Advisers Trust’s trustees may change a fund’s investment goal without shareholder approval.

This prospectus relates only to the Service Class shares of Sun Capital Advisers Trust, which are offered through the variable annuity and variable life insurance products for which Service Class shares of the funds serve as investment options. The Initial Class shares of the funds are offered by means of a separate prospectus.

1

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Ibbotson Moderate Fund

Adviser

Sun Capital Advisers LLC

Subadviser

Ibbotson Associates, Inc.

INVESTMENT GOALS

Current income and long-term capital growth.

KEY INVESTMENTS AND STRATEGIES

The fund is a “fund of funds.” The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities. The investment policies of the various underlying funds are described in “Appendix B: Information About the Underlying Funds,” which is considered part of this prospectus.

Because this is a moderate allocation fund, the fund’s assets will be invested primarily in fixed income funds and, to a lesser extent, equity funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.

Under normal circumstances, the fund expects to invest its assets between asset classes in the following ranges. The fixed income fund allocation includes the fund’s investments in cash, cash equivalents, or money market funds.

SC Ibbotson Moderate Fund

Equity Fund Allocation		Fixed Income Fund Allocation
Target	Range	Target	Range
40%	30% to 50%	60%	50% to 70%

BASIC INFORMATION ABOUT SC IBBOTSON MODERATE FUND

Based upon the analysis described under “How Investments Are Selected,” the fund expects to invest its assets in underlying mutual funds within the following ranges.

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SC Davis Venture Value Fund	0% to 30%
SC Oppenheimer Large Cap Core Fund	0% to 30%
SC Oppenheimer Main Street Small Cap Fund	0% to 30%
SC WMC Blue Chip Mid Cap Fund	0% to 30%
SC WMC Large Cap Growth Fund	0% to 30%
SC Lord Abbett Growth & Income Fund	0% to 30%
SC Goldman Sachs Mid Cap Value Fund	0% to 30%
SC AIM Small Cap Growth Fund	0% to 30%

SC Dreman Small Cap Value Fund	0% to 30%
MFS VIT II Value Portfolio	0% to 30%
International Equity Funds
SC AllianceBernstein International Value Fund	0% to 30%
MFS International Growth Portfolio	0% to 30%
MFS Emerging Market Equity Portfolio	0% to 20%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
PIMCO CommodityRealReturn Strategy Fund	0% to 5%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund	0% to 50%
Sun Capital Money Market Fund	0% to 30%
SC Goldman Sachs Short Duration Fund	0% to 50%
SC PIMCO High Yield Fund	0% to 30%
SC PIMCO Total Return Fund	0% to 50%
SC BlackRock Inflation Protected Bond Fund	0% to 30%

How Investments Are Selected

The precise allocation of the fund’s assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of forecast returns, standard deviations in historical returns, and the correlation of the performance of different market sectors. Within a given asset class, the subadviser selects and weights investments in the underlying funds on the basis of historical returns-based style analysis, asset performance, regression and attribution analyses, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares. The fund may change its target allocation to each asset class, the underlying funds in each asset class (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

2

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Ibbotson Moderate Fund (continued)

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or its affiliate, Massachusetts Financial Services Company. The fund may also invest in underlying funds that are managed by an investment manager not associated with the adviser and in other securities. However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent a significant portion of the fund’s investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investment in the fund or the fund may not perform as well as other investment options.

Fund of Funds Structure and Layering of Fees

The fund is structured as a fund of funds. The fund’s investments are focused in the underlying funds, so the fund’s investment performance is directly related to the performance of the underlying funds. The fund’s net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests. Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose. Currently, the adviser or its affiliate, Massachusetts Financial Services Company, serves as investment adviser to most of the underlying funds. Although unrelated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investment by the fund between those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Equity Fund Investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:

•	Prices of the fund’s portfolio securities fall as a result of general market movements or unfavorable portfolio company news.
•	The fund’s equity investments do not have the growth potential or value characteristics originally expected.
•	Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.
•	The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.
•	The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.
•

The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost

3

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Ibbotson Moderate Fund (continued)

of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.

•	The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.

Fixed Income Fund Investments

The underlying fixed income funds have risks associated with investing in debt securities. A fund could lose money or underperform other investments if:

•	Interest rates go up causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.
•	The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.
•	During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
•	During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.
•	The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	Want higher potential returns than a money market fund or purely fixed income investment and are willing to accept some degree of equity market exposure and risk as well as interest rate and credit risk
•	Are seeking to diversify their investment portfolios

The fund may not be appropriate for investors who:

•	Are investing for maximum long-term growth or the highest possible return
•	Want stability of principal

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced operations as of the date of this prospectus.

4

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Ibbotson Balanced Fund

Adviser

Sun Capital Advisers LLC

Subadviser

Ibbotson Associates, Inc.

INVESTMENT GOALS

Long-term capital growth and current income.

KEY INVESTMENTS AND STRATEGIES

The fund is a “fund of funds.” The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities. The investment policies of the various underlying funds are described in “Appendix B: Information About the Underlying Funds,” which is considered part of this prospectus.

Because this is a balanced allocation fund, the fund’s assets will be invested in equity and fixed income funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.

Under normal circumstances, the fund expects to invest its assets between asset classes in the following ranges. The fixed income fund allocation includes the fund’s investments in cash, cash equivalents, or money market funds.

SC Ibbotson Balanced Fund

Equity Fund Allocation		Fixed Income Fund Allocation
Target	Range	Target	Range
60%	50% to 70%	40%	30% to 50%

BASIC INFORMATION ABOUT SC IBBOTSON BALANCED FUND

Based upon the analysis described under “How Investments Are Selected,” the fund expects to invest its assets in underlying mutual funds within the following ranges.

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SC Davis Venture Value Fund	0% to 30%
SC Oppenheimer Large Cap Core Fund	0% to 30%
SC Oppenheimer Main Street Small Cap Fund	0% to 30%
SC WMC Blue Chip Mid Cap Fund	0% to 30%
SC WMC Large Cap Growth Fund	0% to 30%
SC Lord Abbett Growth & Income Fund	0% to 30%
SC Goldman Sachs Mid Cap Value Fund	0% to 30%
SC AIM Small Cap Growth Fund	0% to 30%
SC Dreman Small Cap Value Fund	0% to 30%
MFS Value Portfolio	0% to 30%

International Equity Funds
SC AllianceBernstein International Value Fund	0% to 30%
MFS International Growth Portfolio	0% to 30%
MFS Emerging Market Equity Portfolio	0% to 20%

Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
PIMCO CommodityRealReturn Strategy Fund	0% to 5%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund	0% to 50%
Sun Capital Money Market Fund	0% to 30%
SC Goldman Sachs Short Duration Fund	0% to 50%
SC PIMCO High Yield Fund	0% to 30%
SC PIMCO Total Return Fund	0% to 50%
SC BlackRock Inflation Protected Bond Fund	0% to 30%

How Investments Are Selected

The precise allocation of the fund’s assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of forecast returns, standard deviations in historical returns, and the correlation of the performance of different market sectors. Within a given asset class, the subadviser selects and weights investments in the underlying funds on the basis of historical returns-based style analysis, asset performance, regression and attribution analyses, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares. The fund may change its target allocation to each asset class, the underlying funds in each asset class (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the

5

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Ibbotson Balanced Fund (continued)

adviser or its affiliate, Massachusetts Financial Services Company. The fund may also invest in underlying funds that are managed by an investment manager not associated with the adviser and in other securities. However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent a significant portion of the fund’s investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investment in the fund or the fund may not perform as well as other investment options.

Fund of Funds Structure and Layering of Fees

The fund is structured as a fund of funds. The fund’s investments are focused in the underlying funds, so the fund’s investment performance is directly related to the performance of the underlying funds. The fund’s net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests. Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose. Currently, the adviser or its affiliate, Massachusetts Financial Services Company, serves as investment adviser to most of the underlying funds. Although unrelated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investment by the fund between those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Equity Fund Investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:

•	Prices of the fund’s portfolio securities fall as a result of general market movements or unfavorable portfolio company news.
•	The fund’s equity investments do not have the growth potential or value characteristics originally expected.
•	Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.
•	The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.
•	The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.
•

The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning

6

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Ibbotson Balanced Fund (continued)

changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.
•	The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.

Fixed Income Fund Investments

The underlying fixed income funds have risks associated with investing in debt securities. A fund could lose money or underperform other investments if:

•	Interest rates go up causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.
•	The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.
•	During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
•	During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.
•	The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	Want higher potential returns than a money market fund or primarily fixed income investment and are willing to accept a significant degree of equity market exposure and risk as well as interest rate and credit risk
•	Are seeking to diversify their investment portfolios

The fund may not be appropriate for investors who:

•	Are investing for maximum long-term growth or the highest possible return
•	Want stability of principal

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced operations as of the date of this prospectus.

7

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Ibbotson Growth Fund

Adviser

Sun Capital Advisers LLC

Subadviser

Ibbotson Associates, Inc.

INVESTMENT GOALS

Long-term capital growth and current income.

KEY INVESTMENTS AND STRATEGIES

The fund is a “fund of funds.” The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities. The investment policies of the various underlying funds are described in “Appendix B: Information About the Underlying Funds,” which is considered part of this prospectus.

Because this is a growth allocation fund, the fund’s assets will be invested primarily in equity funds and, to a lesser extent, in fixed income funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.

Under normal circumstances, the fund expects to invest its assets between asset classes in the following ranges. The fixed income fund allocation includes the fund’s investments in cash, cash equivalents, or money market funds.

SC Ibbotson Growth Fund

Equity Fund Allocation		Fixed Income Fund Allocation
Target	Range	Target	Range
80%	70% to 90%	20%	10% to 30%

BASIC INFORMATION ABOUT SC IBBOTSON GROWTH FUND

Based upon the analysis described under “How Investments Are Selected,” the fund expects to invest its assets in underlying mutual funds within the following ranges.

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SC Davis Venture Value Fund	0% to 30%
SC Oppenheimer Large Cap Core Fund	0% to 30%
SC Oppenheimer Main Street Small Cap Fund	0% to 30%
SC WMC Blue Chip Mid Cap Fund	0% to 30%
SC WMC Large Cap Growth Fund	0% to 30%
SC Lord Abbett Growth & Income Fund	0% to 30%
SC Goldman Sachs Mid Cap Value Fund	0% to 30%
SC AIM Small Cap Growth Fund	0% to 30%

SC Dreman Small Cap Value Fund	0% to 30%
MFS Value Portfolio	0% to 30%
International Equity Funds
SC AllianceBernstein International Value Fund	0% to 30%
MFS International Growth Portfolio	0% to 30%
MFS Emerging Market Equity Portfolio	0% to 20%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
PIMCO CommodityRealReturn Strategy Fund	0% to 5%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund	0% to 50%
Sun Capital Money Market Fund	0% to 30%
SC Goldman Sachs Short Duration Fund	0% to 50%
SC PIMCO High Yield Fund	0% to 30%
SC PIMCO Total Return Fund	0% to 50%
SC BlackRock Inflation Protected Bond Fund	0% to 30%

How Investments Are Selected

The precise allocation of the fund’s assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of forecast returns, standard deviations in historical returns, and the correlation of the performance of different market sectors. Within a given asset class, the subadviser selects and weights investments in the underlying funds on the basis of historical returns-based style analysis, asset performance, regression and attribution analyses, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares. The fund may change its target allocation to each asset class, the underlying funds in each asset class (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

8

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Ibbotson Growth Fund (continued)

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or its affiliate, Massachusetts Financial Services Company. The fund may also invest in underlying funds that are managed by an investment manager not associated with the adviser and in other securities. However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent a significant portion of the fund’s investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investment in the fund or the fund may not perform as well as other investment options.

Fund of Funds Structure and Layering of Fees

The fund is structured as a fund of funds. The fund’s investments are focused in the underlying funds, so the fund’s investment performance is directly related to the performance of the underlying funds. The fund’s net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests. Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose. Currently, the adviser or its affiliate, Massachusetts Financial Services Company, serves as investment adviser to most of the underlying funds. Although unrelated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investment by the fund between those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Equity Fund Investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:

•	Prices of the fund’s portfolio securities fall as a result of general market movements or unfavorable portfolio company news.
•	The fund’s equity investments do not have the growth potential or value characteristics originally expected.
•	Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.
•	The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.
•	The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.
•

The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost

9

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Ibbotson Growth Fund (continued)

of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.

•	The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.

Fixed Income Fund Investments

The underlying fixed income funds have risks associated with investing in debt securities. A fund could lose money or underperform other investments if:

•	Interest rates go up causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.
•	The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.
•	During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
•	During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.
•	The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	Want higher potential returns than a “balanced” or a primarily fixed income investment and are willing to accept very significant equity market exposure and risk as well as interest rate and credit risk
•	Are seeking to diversify their investment portfolios

The fund may not be appropriate for investors who:

•	Are investing for current income
•	Want stability of principal

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced operations as of the date of this prospectus.

10

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Dreman Small Cap Value Fund

Adviser

Sun Capital Advisers LLC

Subadviser

Dreman Value Management, L.L.C.

INVESTMENT GOAL

Long term capital appreciation.

KEY INVESTMENTS AND STRATEGIES

The fund invests primarily in common stocks of small capitalization companies that the subadviser believes to have intrinsic value. Under normal conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of small capitalization companies. The fund measures capitalization at the time it purchases a security, and currently considers small capitalization companies to be companies with market capitalization similar to those of companies in the Russell 2000® Value Index. As of April 30, 2008, the market capitalization of companies in the Russell 2000® Value Index ranged from $10 million to $7.4 billion. This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range.

The fund may invest up to 20% of its assets in foreign securities, including American Depositary Receipts (“ADRs”).

The fund will provide written notice to its shareholders at least 60 days prior to any change to the requirement that it invests at least 80% of its net assets plus borrowings for investment purposes in equity securities of small capitalization companies.

How Investments Are Selected

Dreman Value Management, L.L.C., the fund’s subadviser, seeks to find overlooked companies with low P/E ratios and solid financial strength. When selecting securities to buy or sell for the fund, the portfolio managers use an investment process that uses multi-factor quantitative models to rank stocks on a daily basis. While this process may change over time or vary in particular circumstances, in general the selection process currently uses the following:

•	A stock selection process that begins with the use of a number of quantitative screens to identify the lowest quintile of stocks based on P/E ratios.
•	A refining process which applies several value screens, including low price to book, low price to cash flow, and high dividend values.
•	A fundamental “bottom up” research approach to identify stocks that have shown above average earnings per share growth and dividend yield.
•	A final approval stage where stocks that have passed through the screening and analysis processes are recommended by the analyst or portfolio manager to the subadviser’s investment committee for approval.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•	U.S. stock markets go down or perform poorly relative to other types of investments.
•	Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.
•	Prices of the fund’s securities fall as a result of general market movements or unfavorable company news.
•	The fund’s value investment style and small cap focus do not produce favorable results relative to market trends.
•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	Are seeking to participate in the long-term capital appreciation potential of small cap companies
•	Are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities or in equity securities of large or mid cap companies

11

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Dreman Small Cap Value Fund (continued)

•	Are willing to accept the risks of the stock market and potential long-term rewards of investing in small cap companies with limited track records

The fund may not be appropriate for investors who:

•	Are interested in earning current income
•	Are investing for the short term
•	Are uncomfortable with the risks of the stock market

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced operations as of the date of this prospectus.

Please see RELATED FUND PERFORMANCE for performance information for other accounts managed by the fund’s subadviser with investment objectives and strategies similar to those of the fund.

12

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM AIM Small Cap Growth Fund

Adviser

Sun Capital Advisers LLC

Subadviser

Invesco Aim Advisors, Inc.

INVESTMENT GOAL

Long-term growth of capital.

KEY INVESTMENTS AND STRATEGIES

The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of May 30, 2008, the largest market capitalization resulting from this formula was $8.65 billion. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently exceeds this size.

In complying with its 80% investment policy, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic and derivative instruments.

The fund may invest up to 25% of its total assets in securities issued by issuers outside of the U.S. or other securities representing underlying securities of foreign issuers, such as American Depositary Receipts (“ADRs”) and securities denominated in foreign currencies. The fund may also invest in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments.

The fund will provide written notice to its shareholders at least 60 days prior to any change to the requirement that it invests at least 80% of its net assets plus borrowings for investment purposes in securities of small capitalization companies.

How Investments Are Selected

In selecting securities for the fund’s portfolio, the subadviser’s portfolio managers seek to identify those companies that have strong earnings growth or demonstrate other potential for growth of capital.

In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that aligns the fund with the Russell 2000® Growth Index. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.

•	Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry.
•	Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.
•	Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.

The subadviser’s portfolio managers consider selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.
•	Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.
•	Prices of the fund’s securities fall as a result of general market movements or unfavorable company news.

13

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM AIM Small Cap Growth Fund (continued)

•	The fund’s growth-oriented investment style and small cap focus do not produce favorable results relative to market trends.
•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	Are seeking to participate in the long-term capital appreciation potential of small cap companies
•	Are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities or in equity securities of large or mid cap companies
•	Are willing to accept the risks of the stock market and potential long-term rewards of investing in small cap companies with limited track records

The fund may not be appropriate for investors who:

•	Are interested in earning current income
•	Are investing for the short term
•	Are uncomfortable with the risks of the stock market

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced operations as of the date of this prospectus.

Please see RELATED FUND PERFORMANCE for performance information for other accounts managed by the fund’s subadviser with investment objectives and strategies similar to those of the fund.

14

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM AllianceBernstein International Value Fund

Adviser

Sun Capital

Advisers LLC

Subadviser

AllianceBernstein L.P.

INVESTMENT GOAL

Long-term growth of capital.

KEY INVESTMENTS AND STRATEGIES

The fund invests primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries. The fund normally invests in companies from at least three countries other than the United States, including developed nations in Europe and the Far East, Canada, and Australia and emerging market countries worldwide.

The subadviser may seek to hedge currency exposure or to invest in currencies by taking long or short positions via currency-related derivatives. The fund may enter into derivatives transactions unrelated to currencies, such as options, futures, forwards and swap agreements. The fund may invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and semi-governmental securities, IPOs, private placements and offers for sale, convertible securities, REITs, ETFs, income trusts, stapled securities, warrants, rights, and local access products. For illustrative purposes, local access products include, without limitation, equity linked certificates, participation notes, and low exercise price call warrants. An entity will be considered supranational if designated or supported by the national government of one or more countries to promote economic reconstruction or development. Securities will be considered semi-governmental if issued by an entity owned by either a national, state or equivalent government or if issued by such a government jurisdiction without the backing of its full faith and credit and general taxing power.

How Investments Are Selected

In selecting securities for the fund’s portfolio, the subadviser uses its fundamental and quantitative research to seek to identify companies whose long-term earnings power is believed by the subadviser not to be reflected in the current market price of their securities.

The subadviser selects investments for the fund using a fundamental value approach to equity investing. This approach generally defines value as the relationship between a security’s current price and its intrinsic economic value, as measured by long-term earnings prospects. A company’s financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. As a result, forecasts of near term economic events are generally not of major consequence. In each market, this approach seeks to identify a universe of securities that are considered by the subadviser to be attractively priced relative to their future earnings power.

The subadviser’s proprietary quantitative expected return model ranks all potential investments in order from the highest to lowest expected return. When deciding how much of each security to purchase for the fund, the subadviser considers aggregate portfolio characteristics and evaluates overall regional, country and currency exposures, sector concentration, degree of undervaluation and other subtle similarities among investments. Risk models built by the subadviser’s quantitative analysts are used to seek to construct a portfolio with an effective balance of risk and return.

A security generally will be sold when it no longer meets appropriate valuation criteria. The sale of a stock that has reached its pre-determined target price may be delayed, however, when relative return trends are favorable.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments.
•	Attempts by the subadviser to hedge foreign currency risk or to profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.

15

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM AllianceBernstein International Value Fund (continued)

•	The market undervalues securities held by the fund for longer than expected.
•	Value stocks fall out of favor with the stock markets relative to growth stocks.
•	Prices of securities in the fund’s portfolio fall as a result of general market movements or adverse, short-term market reactions to recent events or trends.
•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	Are seeking to participate in the long-term growth potential of a diversified portfolio of international stocks
•	Are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in domestic equity or fixed income securities
•	Are willing to accept the risks of international stock markets and foreign currencies

The fund may not be appropriate for investors who:

•	Are uncomfortable with the risks of international stock markets and foreign currencies
•	Seek stability of principal
•	Are investing for the short term

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced operations as of the date of this prospectus.

Please see RELATED FUND PERFORMANCE for performance information for other accounts managed by the fund’s subadviser with investment objectives and strategies similar to those of the fund.

16

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM PIMCO Total Return Fund

Adviser

Sun Capital Advisers LLC

Subadviser

Pacific Investment Management Company, LLC

INVESTMENT GOAL

Maximum total return, consistent with capital preservation.

KEY INVESTMENTS AND STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

The fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, of comparable quality as determined by the fund’s subadviser.

The average portfolio duration of the fund will normally vary within two years (plus or minus) of the duration of the Lehman Brothers U.S. Aggregate Index, which as of March 31, 2008 was 4.38 years.

The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The fund may also invest up to 10% of its total assets in preferred stocks.

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The fund will provide written notice to its shareholders at least 60 days prior to any change to the requirement that it invests at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of fixed income instruments of varying maturities.

How Investments Are Selected

The key investment strategies of PIMCO, the fund’s subadviser, include:

•	Developing an outlook for interest rates, foreign currency exchange rates and the economy, and analyzing credit and call risks through rigorous macro economic analysis.
•	Identifying areas of the bond market that are undervalued relative to the rest of the market by grouping bonds into the following sectors: money markets, governments, corporate, mortgages, asset-backed, and international.
•	Shifting assets among market sectors depending on changes in relative valuations and credit spreads.
•	Conducting company specific credit research.
•	Utilizing proprietary software that assists in the evaluation of market sectors and the pricing of specific securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	Interest rates go up, which will make bond prices go down and reduce the value of the fund’s bond portfolio accordingly. This is known as interest rate risk (and may be greater for securities with longer maturities).
•	The issuer or guarantor of a security owned by the fund defaults on its payment obligations or has its credit rating downgraded by a rating agency. This is known as credit risk (the risk of default is higher for high yield bonds).
•	Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.

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THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM PIMCO Total Return Fund (continued)

•	The issuer of a callable security exercises its right, when interest rates are falling, to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
•	The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
•	Prices of the securities in the fund’s portfolio fall as a result of general market movements or unfavorable company news.
•	The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio.
•	Derivative securities in the fund’s portfolio, which can have a significant impact on the fund’s exposure to market values, interest rates or currency exchange rates, are mispriced, improperly valued or correlate poorly with the underlying asset.
•	The residential mortgage market in the United States experiences difficulties that adversely affect the performance and market value of certain of the fund’s mortgage-related investments.
•	Prices of the fund’s foreign securities go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign issuers.
•	The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.
•	Attempts by the subadviser to hedge foreign currency risk or profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.
•	The fund’s use of leverage increases volatility and/or results in losses upon the inopportune liquidation of portfolio positions to satisfy obligations, margin calls, or segregation requirements.
•	Short sales or short derivative positions taken by the fund incur losses as a result of appreciation in the security’s or derivative’s price or failure by a counterparty to honor its contract terms.
•	The subadviser’s judgments about the relative value of securities selected for the fund’s portfolio prove to be wrong.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	Want higher potential returns than a money market fund or short duration fund and are willing to accept more interest rate and credit risk
•	Are seeking to diversify their investment portfolios

The fund may not be appropriate for investors who:

•	Are investing for maximum long-term growth or the highest possible income
•	Want stability of principal

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced operations as of the date of this prospectus.

Please see RELATED FUND PERFORMANCE for performance information for other accounts managed by the fund’s subadviser with investment objectives and strategies similar to those of the fund.

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THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM BlackRock Inflation Protected Bond Fund

Adviser

Sun Capital Advisers LLC

Subadviser

BlackRock Financial Management, Inc.

INVESTMENT GOAL

Maximum real return, consistent with preservation of real capital and prudent investment management.

KEY INVESTMENTS AND STRATEGIES

The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.

The fund’s average portfolio duration will normally vary between plus or minus 20% of the duration of the fund’s benchmark, the Lehman Brothers Global Real: U.S. Tips Index. The fund may invest up to 20% of it assets collectively, in high yield securities (junk bonds) or securities of emerging market issuers.

The fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest without limit in U.S. dollar denominated securities of foreign issuers. The fund may frequently purchase U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and, to a lesser extent, investment grade corporate bonds.

The fund may, when consistent with its investment goal, buy or sell options or futures, or enter into credit default swaps, total return swaps, interest rate or foreign currency transactions, including swaps (collectively known as derivatives). The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

High yield securities acquired by the fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Ba or lower by Moody’s) or will be of similar quality as determined by the fund’s subadviser management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

The fund will provide written notice to its shareholders at least 60 days prior to any change to the requirement that it invests at least 80% of its net assets plus borrowings for investment purposes in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations.

How Investments Are Selected

The fund’s subadviser, BlackRock, purchases securities for the fund when its portfolio management team believes the securities have the potential for above average real return. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

To a lesser extent, the subadviser uses interest rate anticipation to create alpha, but it considers sector and sub-sector rotation and security selection to be more central to its investment process. The subadviser uses a historical perspective to identify securities and sectors that show below average risk for their return historically, or above average reward for the risk historically. This is a time-tested process that merges the subadviser’s technological capabilities with its human capital to identify securities the subadviser believes will have the potential for above average return.

A security will be sold if, in the opinion of the subadviser’s portfolio management team, the risk of continuing to hold the security is unacceptable when compared to its real return potential.

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THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM BlackRock Inflation Protected Bond Fund (continued)

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal value of your investment is not protected or otherwise guaranteed by virtue of the fund’s investments in inflation-indexed bonds. Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	Nominal interest rates go up, which will make bond prices go down and reduce the value of the fund’s bond portfolio accordingly. This is known as interest rate risk. This risk may be greater for securities with longer maturities.
•	The index measuring inflation falls. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.
•	The issuer of a security owned by the fund defaults on its payment obligations or has its credit rating downgraded by a rating agency. This is known as a credit risk (the risk of default is higher for high yield bonds).
•	The issuer of a callable security exercises its right, when interest rates are falling, to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as a call or prepayment risk.
•	The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
•	Prices of the fund’s foreign securities go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign issuers. These risks are accentuated for issuers in emerging market countries.
•	The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

Non-diversification Risks

•	The fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the fund’s losses from adverse events affecting a particular issuer or industry.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	Want inflation-adjusted returns and are willing to accept more interest rate and credit risk
•	Are seeking to diversify their investment portfolios

The fund may not be appropriate for investors who:

•	Are investing for maximum long-term growth or the highest possible income
•	Want absolute stability of principal

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced operations as of the date of this prospectus.

Please see RELATED FUND PERFORMANCE for performance information for other accounts managed by the fund’s subadviser with investment objectives and strategies similar to those of the fund.

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EXPENSE SUMMARY

The table below describes the fees and expenses you may pay if you remain invested in the Service Class shares of a fund. The Service Class shares of the funds are not subject to any fees upon purchases or redemptions; however, the Service Class shares of the funds are subject to a distribution and service (12b-1) fee. Each fund has adopted a plan under Rule 12b-1 that allows the fund to pay distribution and service fees for the sale, distribution and servicing of its shares. Because this fee is paid out of each fund’s Service Class assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges. The funds’ annual operating expenses do not reflect the separate account fees charged in the variable annuity and variable life insurance products through which the funds are offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable annuity or variable life contract for more details on the separate account fees.

Annual fund operating expenses paid from the assets of the fund—Service Class shares

As a percentage of average daily net assets

	Ibbotson Moderate Fund	Ibbotson Balanced Fund	Ibbotson Growth Fund
Management Fee	0.125%	0.125%	0.125%
Distribution (12b-1) Fee	0.25%	0.25%	0.25%
Other Expenses[1]	%	%	%
Acquired Fund Fees and Expenses[2]	%	%	%
Total Operating Expenses[2]	%	%	%
Fee Waiver and Expense Limitation[3]	%	%	%
Net Expenses[2,3]	%	%	%

Annual fund operating expenses paid from the assets of the fund—Service Class shares

As a percentage of average daily net assets

	Dreman Small Cap Value Fund	AIM Small Cap Growth Fund	AllianceBernstein International Value Fund
Management Fee	0.90%	0.95%	0.63%
Distribution (12b-1) Fee	0.25%	0.25%	0.25%
Other Expenses[1]	%	%	%
Total Operating Expenses[2]	%	%	%
Fee Waiver and Expense Limitation[3]	%	%	%
Net Expenses[2,3]	1.40%	1.40%	1.00%

Annual fund operating expenses paid from the assets of the fund—Service Class shares

As a percentage of average daily net assets

	PIMCO Total Return Fund	BlackRock Inflation Protected Bond Fund
Unified Management Fee[4]	0.65%	0.65%
Distribution (12b-1) Fee	0.25%	0.25%
Other Expenses[1]	%	%
Total Operating Expenses[2]	%	%
Fee Waiver and Expense Limitation[3]	%	%
Net Expenses[2,3]	%	%

[1]	“Other Expenses” are estimated because the fund or class of shares has not been in operation for a full year.

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[2]

Total Operating Expenses and Net Expenses shown may differ from the fund’s expense ratios appearing in the financial highlights. The financial highlights table includes the operating expenses of a fund but does not include any indirect fees or expenses incurred by a fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the Expense Summary above. With respect to each fund other than Ibbotson Moderate Fund, Ibbotson Balanced Fund and Ibbotson Growth Fund, the “Acquired Fund Fees and Expenses” amounted to less than or equal to 0.01% and are included in Other Expenses. Acquired Fund Fees and Expenses for all funds are based on estimates for the current year.

[3]

The expenses in the table above reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has agreed not to impose all or a portion of its management fee or unified management fee and, if necessary, to limit other operating expenses except Acquired Fund Fees and Expenses. The adviser has agreed to limit total operating expenses of Service Class shares to the amounts shown as “Net Expenses” in the table, less the amount of Acquired Fund Fees and Expenses or to 0.45%, 0.45%, and 0.45% for Ibbotson Moderate Fund, Ibbotson Balanced Fund, and Ibbotson Growth Fund, respectively. The adviser has contractually agreed to maintain the expense limits until at least the later of April 30, 2009 or two years from the date assets are transferred into the fund, as permitted by an order issued by the Securities and Exchange Commission. For additional information regarding the expense limitations, please refer to the prospectus section captioned “About the Adviser.” To the extent that the total expense ratio for a fund’s Service Class shares falls below the expense limitation stated above in future years, the adviser reserves the right to be reimbursed for advisory fees waived and fund expenses paid by it during the prior two fiscal years.

[4]

This fund pays the adviser a single, unified management fee for its advisory services, administrative services and all other services necessary for the ordinary operations of the fund. Out of that fee, the adviser pays for all of the expenses of managing and operating the fund, which include custodial, transfer agency, portfolio accounting, auditing and ordinary legal services to the fund. The unified fee does not include brokerage expenses, any Rule 12b-1 fees or other class expenses, fees and expenses of the independent trustees, taxes and extraordinary expenses.

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EXPENSE SUMMARY

Example

This Example is intended to help you compare the cost of investing in the Service Class shares of the funds with the cost of investing in other mutual funds. The Service Class shares of the funds are not subject to any fees upon purchases or redemptions; however, the Service Class shares of the funds are subject to a Rule 12b-1 fee. The funds’ annual estimated operating expenses do not reflect the separate account fees charged in the variable annuity and variable life insurance products through which the funds are offered. If those separate account fees were reflected, the costs shown below would be higher.

The Example assumes that you invest $10,000 in a fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and reinvestment of all dividends and distributions.

With respect to the following funds, the estimated costs in Years 1 and 2 are calculated based on each fund’s contractual expense limitation, shown as “Net Expenses” in the table above, including Acquired Fund Fees and Expenses, taking into account each fund’s contractual expense limitation. For Year 3, each fund’s operating expenses are calculated based on its “Total Operating Expenses” as shown in the table above, including Acquired Fund Fees and Expenses, but without regard to any fee waiver or expense limitation. Therefore, the annual estimated costs used in Year 3 are equal to or higher than the costs reflected in Year 1. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years
SC Ibbotson Moderate Fund
SC Ibbotson Balanced Fund
SC Ibbotson Growth Fund
SC Dreman Small Cap Value Fund
SC AIM Small Cap Growth Fund
SC AllianceBernstein International Value Fund
SC PIMCO Total Return Fund
SC BlackRock Inflation Protected Bond Fund

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MORE ABOUT THE FUNDS’ INVESTMENTS

The following section provides additional information about the types of securities in which a fund may invest to a significant degree. This chart indicates the additional information applicable to each fund.

	Equity securities	Market capitalization range	American Depositary Receipts	Multinational and foreign companies	Fixed income instruments	Credit quality	U.S. government securities	Mortgage- related securities
SC Ibbotson Moderate Fund*	x	x	x	x	x	x	x	x
SC Ibbotson Balanced Fund*	x	x	x	x	x	x	x	x
SC Ibbotson Growth Fund*	x	x	x	x	x	x	x	x
SC Dreman Small Cap Value Fund	x	x	x	x		x	x	x
SC AIM Small Cap Growth Fund	x	x	x	x	x	x	x
SC AllianceBernstein International Value Fund	x	x	x	x	x	x	x
SC PIMCO Total Return Fund	x		x	x	x	x	x	x
SC BlackRock Inflation Protected Bond Fund			x	x	x	x	x	x

	Emerging markets	Yankees	High yield securities (junk bonds)	Derivative contracts	Real estate companies	Portfolio turnover	Borrowing	Defensive investing
SC Ibbotson Moderate Fund*	x	x	x	x	x	x	x	x
SC Ibbotson Balanced Fund*	x	x	x	x	x	x	x	x
SC Ibbotson Growth Fund*	x	x	x	x	x	x	x	x
SC Dreman Small Cap Value Fund			x	x		x	x	x
SC AIM Small Cap Growth Fund				x	x			x
SC AllianceBernstein International Value Fund	x	x		x	x	x	x	x
SC PIMCO Total Return Fund	x	x	x	x		x	x	x
SC BlackRock Inflation Protected Bond Fund	x	x	x	x		x	x	x
*	This fund invests in underlying funds which may in turn invest to a significant degree in the types of securities indicated.

Equity securities    Equity securities include common stocks, trust shares, and preferred stocks and debt securities convertible into stock and warrants. Convertible debt securities and convertible preferred stocks entitle the holder to acquire the issuer’s common stock by exchange or purchase at a predetermined rate. Convertible debt securities and convertible preferred stocks are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Market capitalization range    A fund that intends to be substantially fully invested in equity securities of companies with total market capitalizations within the range defined by such fund’s key investment strategy may, nonetheless, maintain a portion of its assets in equity securities of companies with total market capitalizations outside the defined range. Securities of small and mid capitalization companies may present greater risks than securities of larger, more established companies. Small and mid capitalization companies are often volatile and may suffer significant losses as well as realize substantial growth. In a declining market, these stocks may be harder to sell, which may further depress their prices.

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MORE ABOUT THE FUNDS’ INVESTMENTS

American Depositary Receipts    American Depositary Receipts (“ADRs”) are U.S. dollar denominated securities representing an interest in foreign securities. ADRs evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars and ADRs are traded in the United States. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the United States, including increased market, liquidity, currency, political, information and other risks.

Multinational and foreign companies    Multinational companies are those companies that conduct their business operations and activities in more than one country. Foreign companies are those companies that conduct their business operations and activities outside of the United States. Due to investments in multinational or foreign companies, a fund may experience increased market, liquidity, currency, political, information and other risks. Issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. In the event of nationalization, expropriation or confiscation, the fund could lose its entire investment in foreign securities.

Some foreign securities are listed on a U.S. stock exchange or quoted market such as the New York Stock Exchange, American Stock Exchange, or National Association of Securities Dealers Automated Quotation. Unless otherwise noted, a fund may invest up to 10% of its total assets in equity and debt securities that are denominated in foreign currencies. AllianceBernstein International Value Fund may invest without limit in foreign currency denominated securities.

Fixed income instruments    Fixed income instruments include U.S. government securities, corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored entities; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. These securities may have many types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, payment-in-kind, and auction rate features. Fixed income securities may be of any maturity or duration.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates (i.e., current or non-inflation adjusted interest rates) and the rate of inflation, and generally equal the nominal interest rate less the current rate of inflation.

Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. When real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the fund’s gross income. Due to original issue discount, the fund may be required to make annual distributions to shareholders that exceed the cash

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MORE ABOUT THE FUNDS’ INVESTMENTS

received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

Credit quality    Securities are investment grade if they are rated in one of the four highest long-term rating categories of a nationally recognized statistical rating organization, have received a comparable short-term or other rating, or are unrated securities that the investment adviser or subadviser believes are of comparable quality. If a security receives different ratings from multiple rating organizations, a fund may treat the security as being rated the highest rating received. A fund may choose not to sell securities that are downgraded, after their purchase, below the fund’s minimum acceptable credit rating.

U.S. government securities    U.S. government securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities, or sponsored enterprises. U.S. government securities may be supported by: (a) the full faith and credit of the U.S. Treasury; (b) the right of the issuer to borrow from the U.S. Treasury; (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuer. U.S. government securities also include U.S. Treasury receipts, zero coupon bonds and other stripped U.S. government securities, where the interest and principal components of the stripped U.S. government securities are traded independently. U.S. government securities may also include U.S. Treasury inflation-protected securities, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. U.S. government securities are denominated in U.S. dollars.

Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. In the case of U.S. Treasury inflation-indexed bonds, repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed. For inflation-indexed bonds that do not provide a guarantee similar to that of U.S. Treasury inflation-indexed bonds, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-related securities    Mortgage-related securities may be issued by private companies or by agencies of the U.S. government. Mortgage-related securities represent direct or indirect participations in, or are collateralized by the payables from, mortgage loans secured by real property. Mortgage-related securities include: mortgage pass-through securities, mortgage certificates, collateralized mortgage obligations, stripped mortgage-backed securities and mortgage dollar rolls.

Stripped mortgage-backed securities are structured derivative instruments representing an interest in a multi-class pool of mortgage-backed securities. A fund may use mortgage dollar rolls to finance the purchase of additional investments. In a dollar roll, a fund sells mortgage-backed securities and simultaneously contracts to repurchase substantially similar securities on a future date. Dollar rolls expose a fund to the risk that it will lose money if the additional investments do not produce enough income to cover the fund’s dollar roll obligations.

For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

Mortgage-related securities are especially sensitive to prepayment and extension risk.

Emerging Markets    Foreign investment risk may be particularly high to the extent that a fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign countries.

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MORE ABOUT THE FUNDS’ INVESTMENTS

Yankees    Yankees are foreign corporate debt securities, denominated in U.S. dollars and registered with the U.S. Securities and Exchange Commission for sale in the U.S.

High yield securities (junk bonds)    Unless otherwise noted, a fund will consider high yield securities (junk bonds) to be those securities rated below investment grade but rated at least Caa by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. Those funds permitting investment in securities rated below Caa by Moody’s (or equivalently rated by S&P or Fitch, or, if unrated, determined by the fund’s subadviser to be of comparable quality) may experience the risks of investing in high yield securities to a greater extent, especially those associated with the illiquidity of high yield securities.

High yield securities involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial conditions affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower rated fixed income securities generally respond to short-term economic, corporate and market developments to a greater extent than do higher rated securities. These developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations.

The market for high yield securities is not as liquid as the markets for higher rated securities. This means that it may be harder to buy and sell high yield securities, especially on short notice, and high yield securities may be more difficult for a fund to value accurately than higher rated securities. The market for high yield bonds could also be impacted by legal or tax changes.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Derivative contracts    Derivative contracts include futures and options on securities, securities indices, interest rates or currencies, or options on these futures, or swaps involving currencies, interest rates or credit events. A derivative contract will obligate and/or entitle the fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index.

Where investing in individual bonds and sectors may not necessarily enable a fund to achieve its target duration or sector weighting, derivative contracts may be used to increase or decrease the fund’s exposure to a particular issuer or sector, or to increase the fund’s duration. Derivative contracts may also be used to manage interest rate risk associated with real estate and fixed income investments or to stay fully invested in stocks when a fund has a significant cash position.

Currency swaps and other currency derivatives may be used to hedge against the risk that the currency in which a fund’s foreign securities are denominated will decline in value against the U.S. dollar. However, a fund will probably not be able to achieve a perfect hedge because of unavoidable discrepancies between the fund’s foreign currency investments and its currency derivatives. As a result, such fund might perform less well than a fund that does not hedge against foreign currency risk.

Interest rate swaps may be used by a fund to shift investment exposure from one type of payment obligation to another. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same notional amount, for a specified period of time.

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MORE ABOUT THE FUNDS’ INVESTMENTS

Credit default swaps generally oblige a protection “buyer” to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. Credit default swaps involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

Even a small investment in derivative contracts can have a large impact on a fund’s interest rate sensitivity and securities market exposure. Therefore, using derivatives can disproportionately increase fund losses and reduce opportunities for gains when interest rates or securities prices are changing. A fund may not fully benefit from or may lose money on derivatives if the adviser’s (or subadviser’s) expectations in using them prove incorrect or if changes in their value do not correspond accurately to changes in the value of the fund’s other portfolio holdings. Counterparties to “over-the-counter” derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund’s portfolio less liquid and harder to value, especially in declining markets.

Real estate companies    A fund may invest in a variety of types of real estate companies in addition to equity REITs, including mortgage REITs and other U.S. and foreign real estate companies. A mortgage REIT invests most of its assets in real estate mortgages and earns most of its income from interest payments. A real estate company is a company that earns at least 50% of its gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of related products and services include building supplies and mortgage servicing.

In selecting investments in real estate companies, a fund’s adviser or subadviser looks for significant potential appreciation relative to risk and other securities, while also analyzing the level of dividend payments. An adviser or subadviser generally uses the same strategy to select other real estate companies for a fund as it uses to select REITs. Many of the risks of REIT investing also apply to investing in other real estate companies.

However, REITs are subject to the following additional risks:

•	A REIT may be unable to obtain financing to fund income and gain distributions required by federal tax law.
•	A REIT may fail to qualify for the federal tax exemption for distributed income.
•	Changes in federal tax law may adversely affect REITs, for example, by limiting their permissible businesses or investments.
•	Fund shareholders indirectly bear a proportionate share of the advisory fees and other operating expenses of REITs in the fund’s portfolio in addition to the advisory fees and other expenses of the fund.

Portfolio turnover    Although a fund’s adviser or subadviser may not consider the portfolio turnover rate a limiting factor in making investment decisions for a fund, a high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the fund.

Borrowing    A fund may borrow up to one-third of total assets from banks or through reverse repurchase agreements. Borrowing could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements.

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MORE ABOUT THE FUNDS’ INVESTMENTS

Defensive investing    A fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. To the extent that a fund might adopt a temporary defensive position, and over the course of its existence, the fund may not meet its stated investment goal.

PORTFOLIO HOLDINGS

The board of trustees has adopted a policy governing the disclosure of the funds’ portfolio holdings. More detailed information about this policy can be found in the Statement of Additional Information.

29

THE INVESTMENT ADVISER AND SUBADVISERS

Sun Capital Advisers LLC is the funds' investment adviser.

About the Adviser.    Sun Capital Advisers LLC, One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, is the funds’ investment adviser. The adviser is an indirect, wholly-owned subsidiary of Sun Life Financial Inc. (“Sun Life Financial”). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the New York, Toronto and Philippine stock exchanges.

At December 31, 2007, the adviser had total assets under management of approximately $45.2 billion. The adviser has been providing investment advice and supervisory services to Sun Life Financial affiliates since 1997. Sun Life Financial is a diversified financial services organization. The Sun Life Financial group of companies provides a broad range of financial products and services to individuals and groups located in Canada, the United States, the United Kingdom, and the Asia Pacific Region.

The adviser provides the funds with investment research and portfolio management services and manages various aspects of the funds’ business affairs.

With respect of the following six funds, the adviser receives for its services a fee from each fund equal on an annual basis to a percentage of the fund’s average daily net assets. For each of these funds, the adviser employs an unaffiliated subadviser and pays a subadvisory fee to the subadviser. No fund is responsible for paying a subadvisory fee directly.

Advisory Fees for Service Class shares

Fund	Daily Net Assets	Advisory Fee

SC Ibbotson Moderate Fund	All	0.125%

SC Ibbotson Balanced Fund	All	0.125%

SC Ibbotson Growth Fund	All	0.125%

SC Dreman Small Cap Value Fund	$0-$250 million	0.90%
	Over $250 million	0.85%

SC AIM Small Cap Growth Fund	$0-$250 million	0.95%
	Over $250 million	0.90%

SC AllianceBernstein International Value Fund	All	0.63%

The adviser has contractually agreed to limit its management fee and to reimburse each fund’s nonmanagement expenses until at least April 30, 2009. In the case of AllianceBernstein International Value Fund, the adviser has contractually agreed to limit its management fee and to reimburse the fund’s management expenses until at least the later of April 30, 2009 or two years from the date assets are transferred into the fund, as permitted by an order issued by the Securities and Exchange Commission. Total operating expenses will be capped on an annual basis to the percentages of the fund’s average daily net assets shown below. To the extent that any fund’s total expense ratio with respect to Service Class shares falls below its expense limit, the adviser reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two fiscal years.

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THE INVESTMENT ADVISER AND SUBADVISERS

Total Operating Expense Limit for Service Class shares

Fund	Total Operating Expense Limit

SC Ibbotson Moderate Fund	0.45%

SC Ibbotson Balanced Fund	0.45%

SC Ibbotson Growth Fund	0.45%

SC Dreman Small Cap Value Fund	1.40%

SC AIM Small Cap Growth Fund	1.40%

SC AllianceBernstein International Value Fund	1.00%

With respect to the following two funds, the adviser is responsible for arranging all the services necessary for the funds’ ordinary operations. The adviser acts as a liaison among the various service providers to the funds and the insurance company or companies to which the funds offer their shares. For its services, the adviser receives a unified management fee from each fund equal on an annual basis to a percentage of the fund’s average daily net assets. Out of that fee, the adviser pays for all of the ordinary expenses of managing and operating the fund, which include custodial, transfer agency, portfolio accounting, auditing, pricing and appraisal, dividend disbursing and ordinary legal services to the Trust. The unified fee does not include brokerage expenses, any Rule 12b-1 fees or other class expenses, fees and expenses of the independent trustees, taxes and extraordinary expenses. The adviser employs an unaffiliated subadviser for each fund. The adviser pays a subadvisory fee to the subadviser. No fund is responsible for paying a subadvisory fee directly.

Unified Management Fees for Service Class shares

Fund	Daily Net Assets	Advisory Fee

SC PIMCO Total Return Fund	All	0.65%

SC BlackRock Inflation Protected Bond Fund	All	0.65%

The adviser has contractually agreed to limit its management fee and to reimburse each of the two fund’s nonmanagement expenses until at least the later of April 30, 2009 or two years from the date assets are transferred into the fund, as permitted by an order issued by the Securities and Exchange Commission. Total operating expenses will be capped on an annual basis to the percentages of the fund’s average daily net assets shown below. To the extent that any fund’s total expense ratio with respect to Service Class shares falls below its expense limit, the adviser reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two fiscal years.

Total Operating Expense Limit for Service Class shares

Fund	Total Operating Expense Limit

SC PIMCO Total Return Fund	0.90%

SC BlackRock Inflation Protected Bond Fund	0.90%

Sun Capital Advisers Trust (the “Trust”) and the adviser have received an exemptive order from the Securities and Exchange Commission permitting the adviser, subject to the approval of the board of trustees, to select subadvisers to serve as portfolio managers of the funds or to materially modify an existing subadvisory contract without obtaining shareholder approval of a new or amended subadvisory contract. The adviser has ultimate responsibility to oversee and to recommend the hiring, termination and replacement of any subadviser.

31

THE INVESTMENT ADVISER AND SUBADVISERS

A discussion regarding the factors considered by the trustees of the Trust in approving each fund’s investment advisory agreement will be available in the fund’s annual report to shareholders for the period ended December 31, 2008.

About the Subadvisers.

Each subadviser discharges its responsibilities to the applicable fund subject to the policies of the board of trustees and the oversight and supervision of the adviser.

About Ibbotson Associates, Inc.

Ibbotson Associates, Inc. (“Ibbotson”), 225 North Michigan Avenue, Suite 700, Chicago, Illinois 60601, serves as subadviser to the Trust’s SC Ibbotson Moderate Fund, SC Ibbotson Balanced Fund and SC Ibbotson Growth Fund. Ibbotson is a registered investment adviser and wholly owned subsidiary of Morningstar, Inc. As of December 31, 2007, Ibbotson had assets under management of approximately $53.6 billion.

About Dreman Value Management, L.L.C.

Dreman Value Management, LLC (“Dreman”), 520 East Cooper Avenue, Suite 230-4, Aspen, CO 81611, serves as subadviser to the Trust’s SC Dreman Small Cap Value Fund. Dreman was formed in 1997 as the successor firm to Dreman Value Advisors Inc., which was founded in 1977 by David N. Dreman. Mr. Dreman controls a majority interest in Dreman, which is 100% employee-owned. Dreman provides investment advice to separately managed accounts, insurance company separate accounts and wrap programs offered to large institutional investors and high-net worth clients. Dreman also provides investment subadvisory services to ten other mutual funds. As of December 31, 2007, Dreman had assets under management of approximately $18.8 billion.

About Invesco Aim Advisors, Inc.

Invesco Aim Advisors, Inc. (“Invesco Aim”), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as subadviser to the Trust’s SC AIM Small Cap Growth Fund. Invesco Aim has served as an investment advisor since its organization in 1976, and, together with its subsidiaries, advises or manages over 225 investment portfolios, including the AIM Small Cap Growth Fund, encompassing a broad range of investment objectives. As of December 31, 2007, Invesco Aim has assets under management of approximately $166 billion.

About AllianceBernstein L.P.

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, NY 10105, serves as subadviser to the Trust’s SC AllianceBernstein International Value Fund. AllianceBernstein is a leading international investment adviser supervising client accounts with assets, as of December 31, 2007, totaling approximately $800 billion (of which approximately $103 billion represented assets of investment companies).

About Pacific Investment Management Company LLC

Pacific Investment Management Company, LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, California 92660, serves as subadviser to the Trust’s SC PIMCO Total Return Fund. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2007, PIMCO had approximately $746.2 billion in assets under management.

About BlackRock Financial Management, Inc.

BlackRock Financial Management, Inc. (“BlackRock”), 40 E. 52nd Street, New York, NY 10022, serves as subadviser to the Trust’s SC BlackRock Inflation Protected Bond Fund. BlackRock is an affiliate of BlackRock Advisors, LLC, a wholly owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with approximately $1.357 trillion of assets under management as of December 31, 2007. BlackRock, Inc. is an affiliate of PNC Financial Service Group, Inc. and Merrill Lynch & Co. Inc. BlackRock has been an investment adviser since 1994.

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THE INVESTMENT ADVISER AND SUBADVISERS

About the Portfolio Managers.    The adviser and subadvisers have selected the following persons to manage the investments for the funds.

Fund	Fund Manager(s)	Manager since	Positions during past five years
SC Ibbotson Moderate Fund, SC Ibbotson Balanced Fund and SC Ibbotson Growth Fund (Jointly managed)	Peng Chen, Ph.D	1997	President and CIO, Ibbotson, since 1997.
	Scott Wentsel	2005	Vice President and Senior Portfolio Manager, Ibbotson, since 2005. Executive director at Morgan Stanley (2000-2005).
	John Thompson	2000	Portfolio Manager and Director of Global Investment Services, Ibbotson, since 2000.
	Cindy Galiano	2006	Senior Consultant, Ibbotson, since 2006. Vice President and analyst with Northern Trust Corporation (2000-2006).

SC Dreman Small Cap Value Fund (Jointly managed)	David N. Dreman	1977	Chairman and CIO, Dreman, since 1977.
	Mark Roach	2006	Managing Director, Dreman, since 2006. Portfolio Manager at Vaughn Nelson Investment Management (2002-2006).
	E. Clifton Hoover, Jr.	2006	Managing Director and co-CIO, Dreman, since 2006. Managing Director and Portfolio Manager at NFJ Investment Group (1997-2006).

SC AIM Small Cap Growth Fund (Jointly managed)	Juliet S. Ellis (lead manager)	2004	Senior Portfolio Manager, Invesco Aim, since 2004. Managing Director at JPMorgan Fleming Asset Management (2000-2004).
	Juan R. Hartsfield	2004	Portfolio Manager, Invesco Aim, since 2004. Co-Portfolio Manager at JPMorgan Fleming Asset Management (2000-2004).
	Clay Manley	2008	Portfolio Manager, Invesco Aim, since 2008. Equity Analyst at Invesco Aim (2002-2008).

SC AllianceBernstein International Value Fund (Jointly managed)	Sharon E. Fay	2005	Executive Vice President and CIO of Global Value Equities (since 2003), CIO of UK and European Value Equities (since 2000), and Chair of Global Value Investment Policy Group (since 2003) at AllianceBernstein.
	Kevin F. Simms	2003	Senior Vice President (since 2000), co-CIO of International Value Equities (since 2003), and Director of Research for International Value and Global Value Equities (since 2000) at AllianceBernstein.
	Henry S. D’Auria	2003	Senior Vice President (since 2000), CIO of Emerging Markets Value Equities (since 2002), and co-CIO of International Value Equities (since 2003) at AllianceBernstein.

33

THE INVESTMENT ADVISER AND SUBADVISERS

Fund	Fund Manager(s)	Manager since	Positions during past five years

SC PIMCO Total Return Fund (Managed using a team based approach. Mr. Dialynas has primary responsibility for the day to day management of the fund)	William H. Gross	1987	Managing Director, co-CIO and founding partner of PIMCO. Joined PIMCO in 1971.
	Chris P. Dialynas	2008	Managing Director, Portfolio Manager, and a senior member of PIMCO’s investment strategy group. Joined PIMCO in 1980.

SC BlackRock Inflation Protected Bond Fund (Jointly managed)	Stuart Spodek	2004	Managing Director, BlackRock, since 2002. Co-head of US Fixed Income within Fixed Income Portfolio Management Group (since 2007), Portfolio Manager (since 1995), and Analyst (since 1993) at BlackRock Advisors, LLC.
	Brian Weinstein	2005	Managing Director, BlackRock, since 2007. Co-Portfolio Manager, BlackRock, since 2005. Member of Portfolio Management Group at BlackRock Advisors, LLC (since 2002). Member of Portfolio Analytics Group at BlackRock Advisors, LLC (2000-2002).

The Statement of Additional Information provides additional information about the fund managers’ compensation, other accounts managed by the fund managers and the fund managers’ ownership of shares of the fund(s) they manage that are offered through variable annuities or variable life insurance products.

34

PURCHASE AND REDEMPTION AND OTHER INFORMATION

Service Class shares of each fund are offered exclusively to insurance company separate accounts.

Buying and Redeeming Service Class Shares.    Each fund sells its Service Class shares at net asset value (“NAV”) directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance products. Each fund may suspend the offer of its shares and reserves the right to reject any specific purchase order. A fund may refuse a purchase order if, in the adviser’s opinion, the order is of a size that would disrupt the management of the fund.

Insurance company separate accounts that accept orders from contract owners to purchase and redeem Service Class shares before the close of regular trading on the New York Stock Exchange (the “Exchange”) will receive that day’s NAV (which will be calculated as of the close of regular trading on the Exchange), provided that the insurance company transmits the orders to the fund prior to the opening of trading on the Exchange on the next business day. If the fund receives orders after the Exchange opens, those orders will receive the next business day’s NAV.

Each fund redeems its shares on any business day. Normally, a fund forwards redemption proceeds by bank wire to the redeeming insurance company on the next business day after redemption instructions are received. Under unusual circumstances, a fund may suspend redemptions or postpone payment for up to seven (7) days or longer, as permitted by federal securities laws.

Excessive and Short-term Trading.    The Trust’s board of trustees has adopted policies and procedures with respect to excessive and short-term trading of shares by contract owners. The funds discourage excessive and short-term trading, which can disrupt portfolio management strategies and increase fund operating expenses. Each fund sells its shares to insurance company separate accounts for the purpose of funding variable annuity or variable life insurance contracts. As a result, the funds’ ability to monitor trading activity by the owners of such contracts is limited and, therefore, trading patterns representing excessive trading practices by contract owners may not be detected by the funds. However, the funds have entered into an information sharing agreement with each insurance company, which requires the insurance company to provide certain information regarding underlying shareholders. The funds’ policies provide that a fund may reject a purchase order if, in the adviser’s opinion, the order is of a size that would disrupt the management of the fund or otherwise represents excessive or short-term trading. If the Trust determines that purchase and redemption activity in a fund indicate potential excessive trading activity, the Trust will communicate with the relevant insurance companies to determine, on a case-by-case basis, whether action is necessary, such as rejecting purchase orders from certain contract owners. These measures may not be applied uniformly but will be imposed as the Trust and the relevant insurance company consider appropriate. Different insurance companies or different products offered by the same insurance company may have different policies regarding excessive trading. To the extent that such policies are not uniform, or are not applied uniformly, the funds and the contract owners bear the risk that excessive trading by some contract owners may not be curtailed. In addition, the terms of a particular insurance contract may also limit the insurance company’s ability to address excessive trading. For specific information about the purchase, redemption and transfer limitation policies that apply to a particular variable annuity or variable life insurance contract, contract owners should review the separate account prospectus prepared by the insurance company for their contracts.

The Trust’s reliance on data provided pursuant to any information sharing agreement and on insurance companies to detect and curtail excessive trading activity presents the risk that some contract owners may engage in this activity and that other contract owners will be adversely affected by it. To the extent that a fund is unable to detect or curtail excessive and short-term trading, such trading may interfere with efficient management of the fund’s portfolio, and may require the fund to take other steps, such as maintaining cash balances, using its line of credit and effecting portfolio transactions, in each case, to a greater degree than it otherwise would. These activities could increase the fund’s operating costs and decrease its investment performance.

35

PURCHASE AND REDEMPTION AND OTHER INFORMATION

Service Class shares of each fund are offered at net asset value. The separate account does not pay a sales charge to buy Service Class shares of a fund.

The funds distribute capital gains and income.

Small cap securities and high yield securities (junk bonds) may not trade every day or may not trade frequently through a trading day. To the extent that Dreman Small Cap Value Fund and AIM Small Cap Growth Fund invest primarily in small cap securities, high yield securities, these funds may be more susceptible to a short-term trading strategy reflecting an investor’s belief that the values of the fund’s portfolio securities, as reflected by the fund’s net asset value on any given day, do not fully reflect the then current fair market value of such securities.

Automatic Transactions.    Purchases and redemptions arising out of an automatic transaction under an insurance contract are effected when received by the insurance company in the manner described above. Automatic transactions include investment of net premiums, payment of death benefits, deduction of fees and charges, transfers, surrenders, loans, loan repayments, deductions of interest on loans, lapses, reinstatements, and similar automatic transactions.

Valuation of Shares.    Each fund offers its shares at the NAV per Service Class share of the fund. Each fund calculates its NAV once daily as of the close of regular trading on the Exchange (generally at 4:00 p.m., Eastern time) on each day the Exchange is open. If the Exchange closes early, the funds will accelerate the determination of NAV to the closing time. On any day an international market is closed and the Exchange is open, a fund will normally value its foreign securities, if any, at the prior day’s close with the current day’s exchange rate.

Each fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services, or at fair value as determined in good faith according to procedures adopted by the board of trustees. Because international markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when an insurance company cannot buy or sell shares of the fund. A fund may value securities at fair value when market quotations are not readily available or the adviser believes that available market quotations do not reasonably represent the securities’ actual value. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

Dividends and Distributions.    Each fund intends to distribute all or substantially all of its net realized capital gains, if any, and net investment income for each taxable year. PIMCO Total Return Fund and BlackRock Inflation Protected Bond Fund declare dividends from net investment income daily and pay dividends monthly. All other funds declare and pay dividends from net investment income at least annually. Each fund distributes its net realized capital gains, if any, at least annually. The funds expect that an insurance company holding shares on behalf of a contract owner will elect to reinvest dividends and capital gains in additional shares of the fund that paid them. Shares purchased become entitled to dividends as of the first business day following the date of investment.

Taxes.    Shares of the funds are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Each fund is treated as a separate entity for U.S. federal income tax purposes. Each fund intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, each fund must satisfy federal tax requirements relating to the sources of its income, diversification of its assets, and distribution of its income to shareholders. If a fund meets these requirements, it will not be subject to U.S. federal income tax on any net investment income and net capital gains that are distributed.

36

PURCHASE AND REDEMPTION AND OTHER INFORMATION

FUND DETAILS

In addition to the above, each fund also intends to comply with certain diversification requirements relating to the tax-deferred status of variable contracts issued by insurance company separate accounts. More specific information on these diversification requirements is contained in the prospectus for the variable contracts and in the funds’ Statement of Additional Information.

A fund’s failure to comply with these requirements could cause the holder of a variable contract based on a separate account that invested in whole or in part in that fund to be subject to current taxation of all income accrued on the contract for the current and all prior taxable years, unless the Internal Revenue Service permits correction of the failure, which cannot be assured.

Investments by Variable Product Separate Accounts in Shares of the Funds.    Each fund will sell its shares to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. The variable contracts may or may not make investments in all the funds described in this prospectus.

The interests of owners of different variable contracts investing in a fund could conflict due to differences of tax treatment and other considerations. The Trust currently does not foresee any disadvantages to investors arising from the fact that each fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life contracts. Nevertheless, the board of trustees will monitor events to seek to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more funds and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the fund’s shareholders.

37

FINANCIAL HIGHLIGHTS

Financial highlights are not available for the funds because they had not yet commenced operations as of December 31, 2007.

38

RELATED COMPOSITE PERFORMANCE

Appendix A

Prior Performance Information for Similar Accounts

Managed by Dreman, Invesco Aim, AllianceBernstein, PIMCO, and BlackRock

DREMAN VALUE MANAGEMENT, L.L.C.

COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of 15 accounts managed by Dreman Value Management, L.L.C. (“Dreman”), which serves as the subadviser to SC Dreman Small Cap Value Fund. Dreman’s Institutional Small Cap Value Composite consists of all fee paying accounts under discretionary management by Dreman in Dreman’s Institutional Small Cap Value investment strategy that have investment objectives, policies and strategies substantially similar to those of SC Dreman Small Cap Value Fund. The performance has been adjusted to reflect the anticipated operating costs of SC Dreman Small Cap Value Fund. The method for computing historical performance differs from the Securities and Exchange Commission’s method. Returns reflect all income, gains and losses and reinvestment of any dividends or capital gains without provision for federal or state income tax. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts that make up the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of Dreman in managing all Institutional Small Cap Value portfolios, with investment objectives, policies and strategies substantially similar to those of the fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by each of the Initial Class and Service Class of SC Dreman Small Cap Value Fund were used. These expenses are higher than the highest management fee applicable to any account in the composite.

The historical performance of the Dreman Institutional Small Cap Value Composite is not that of SC Dreman Small Cap Value Fund, is not a substitute for SC Dreman Small Cap Value Fund’s performance and is not necessarily indicative of any fund’s future results. SC Dreman Small Cap Value Fund is new and has no historical performance data. SC Dreman Small Cap Value Fund’s actual performance may differ significantly from the past performance of the composite. The personnel who managed the accounts that make up the composite, and who therefore generated, or contributed to, the historical performance shown may differ from the personnel managing SC Dreman Small Cap Value Fund.

While the accounts in the composite experience inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely affect the fund’s performance. The composite includes certain accounts that are not mutual funds, and thus are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended (the “1940 Act”) and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to all of the accounts in the composite, they may have had an adverse affect on the performance results of the composite.

The performance data has not been adjusted to reflect any of the charges assessed against insurance company separate accounts or variable life insurance or variable annuity products for which SC Dreman Small Cap Value Fund serves as an investment vehicle. The performance results shown would have been lower had these charges been reflected.

DREMAN INSTITUTIONAL SMALL CAP VALUE COMPOSITE PERFORMANCE

Average Annual Total Returns for the period ended December 31, 2007:

Dreman Institutional Small Cap Value Composite*	1 Year	3 Years	5 Years	10 Years	Since Inception
Composite Net of all Service Class operating expenses	%	%	%	%	%
Composite Gross of all operating expenses	0.25%	13.52%	23.51%	14.25%	17.2%
Russell 2000 Value Index	(9.78)%	5.27%	15.8%	9.09%	13.23%
Morningstar Insurance Fund Small Cap Value Category	(5.34)%	5.86%	15.11%	9.35%	12.27%

RELATED COMPOSITE PERFORMANCE

Year by Year Total Returns for the periods ended December 31:

Dreman Institutional Small Cap Value Composite*	1996	1997	1998	1999	2000	2001
Composite Net of all Service Class operating expenses	%	%	%	%	%	%
Composite Gross of all operating expenses	35.5%	21.35%	(5.05)%	3.08%	40.18%	8.61%
Russell 2000 Value Index	21.37%	31.78%	(6.45)%	(1.49)%	22.83%	14.02%
Morningstar Insurance Fund Small Cap Value Category	22.34%	25.79%	(4.43)%	7.04%	17.20%	13.79%

Dreman Institutional Small Cap Value Composite*	2002	2003	2004	2005	2006	2007
Composite Net of all Service Class operating expenses	%	%	%	%	%	%
Composite Gross of all operating expenses	(11.57)%	48.64%	32.21%	10.39%	32.19%	0.25%
Russell 2000 Value Index	(11.43)%	46.03%	22.25%	4.71%	23.48%	(9.78)%
Morningstar Insurance Fund Small Cap Value Category	(11.65)%	40.38%	21.35%	6.99%	17.14%	(5.34)%

*	This is not the performance of SC Dreman Small Cap Value Fund. As of December 31, 2007, the Dreman Institutional Small Cap Value Composite was composed of 15 accounts, totaling approximately $513.2 million. The inception date of the composite is June 1, 1991.

Description of Indices

The Russell 2000 Value Index tracks the performance of the small cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000 Value Index is constructed to provide a comprehensive and unbiased barometer for the small cap value segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small cap opportunity set and that the represented companies continue to reflect value characteristics.

The Morningstar Insurance Fund Small Cap Value Category measures the performance of small-value portfolios which invest in small U.S. companies with valuations and growth rates below other small-cap peers. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small-cap. Value is defined based on low valuations (low price ratios and high dividend yields) and slow growth (low growth rates for earnings, sales, book value, and cash flow).

INVESCO AIM ADVISORS, INC.

COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of 5 accounts managed by Invesco Aim Advisors, Inc. (“Invesco Aim”), which serves as the subadviser to SC AIM Small Cap Growth Fund. Invesco Aim’s Small Cap Growth Composite consists of all fee paying accounts under discretionary management by Invesco Aim in Invesco Aim’s Small Cap Growth investment strategy that have investment objectives, policies and strategies substantially similar to those of SC AIM Small Cap Growth Fund. The performance has been adjusted to reflect the anticipated operating costs of SC AIM Small Cap Growth Fund. The method for computing historical performance differs from the Securities and Exchange Commission’s method. Returns reflect all income, gains and losses and reinvestment of any dividends or capital gains without provision for federal or state income tax. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts that make up

RELATED COMPOSITE PERFORMANCE

the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of Invesco Aim in managing all Small Cap Growth portfolios, with investment objectives, policies and strategies substantially similar to those of the fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by each of the Initial Class and Service Class of SC AIM Small Cap Growth Fund were used. These expenses are higher than the highest management fee applicable to any account in the composite.

The historical performance of the Invesco Aim Small Cap Growth Composite is not that of SC AIM Small Cap Growth Fund, is not a substitute for SC AIM Small Cap Growth Fund’s performance and is not necessarily indicative of any fund’s future results. SC AIM Small Cap Growth Fund is new and has no historical performance data. SC AIM Small Cap Growth Fund’s actual performance may differ significantly from the past performance of the composite. The personnel who managed the accounts that make up the composite, and who therefore generated, or contributed to, the historical performance shown may differ from the personnel managing SC AIM Small Cap Growth Fund.

While the accounts in the composite experience inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely affect the fund’s performance.

The performance data has not been adjusted to reflect any of the charges assessed against insurance company separate accounts or variable life insurance or variable annuity products for which SC AIM Small Cap Growth Fund serves as an investment vehicle. The performance results shown would have been lower had these charges been reflected.

INVESCO AIM SMALL CAP GROWTH COMPOSITE PERFORMANCE

Average Annual Total Returns for the period ended December 31, 2007:

Invesco Aim Small Cap Growth Composite*	1 Year	3 Years	Since Inception
Composite Net of all Service Class operating expenses	10.93%	11.14%	14.51%
Composite Gross of all operating expenses	12.50%	12.71%	16.13%
Russell 2000 Growth Index	7.04%	8.11%	12.21%
Morningstar Small Growth Category Average	7.59%	7.94%	11.90%

Year by Year Total Returns for the periods ended December 31:

Invesco Aim Small Cap Growth Composite*	2004**		2005	2006	2007
Composite Net of all Service Class operating expenses		%	8.44%	14.13%	10.93%
Composite Gross of all operating expenses		%	9.97%	15.74%	12.50%
Russell 2000 Growth Index		%	4.15%	13.35%	7.04%
Morningstar Small Growth Category Average		%	6.29%	10.79%	7.59%

*	This is not the performance of the SC AIM Small Cap Growth Fund. As of December 31, 2007, the Invesco Aim Small Cap Growth Composite was composed of 5 accounts, totaling approximately $3,178 million. The inception date of the composite is September 30, 2004.
**	For the period from September 30, 2004 to December 31, 2004.

Description of Indices

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Growth Index is a trademark/service mark of the Frank Russell Company. “Russell” is a trademark of the Frank Russell Company.

RELATED COMPOSITE PERFORMANCE

The Morningstar Small Growth Category Average represents an average of all of the funds in the Morningstar Small Growth category. These funds focus on faster-growing companies whose shares are at the lower end of the market-capitalization range.

ALLIANCEBERNSTEIN L.P.

COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of 12 accounts managed by AllianceBernstein L.P. (“AllianceBernstein”), which serves as the subadviser to SC AllianceBernstein International Value Fund. AllianceBernstein’s International Diversified Value Composite consists of all fee paying accounts under discretionary management by AllianceBernstein in AllianceBernstein’s International Diversified Value investment strategy that have investment objectives, policies and strategies substantially similar to those of SC AllianceBernstein International Value Fund. The performance has been adjusted to reflect the anticipated operating costs of SC AllianceBernstein International Value Fund. The method for computing historical performance differs from the Securities and Exchange Commission’s method. Returns reflect all income, gains and losses and reinvestment of any dividends or capital gains without provision for federal or state income tax. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts that make up the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of AllianceBernstein in managing all International Diversified Value portfolios, with investment objectives, policies and strategies substantially similar to those of the fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by each of the Initial Class and Service Class of SC AllianceBernstein International Value Fund were used. These expenses are higher than the highest management fee applicable to any account in the composite.

The historical performance of the AllianceBernstein International Diversified Value Composite is not that of SC AllianceBernstein International Value Fund, is not a substitute for SC AllianceBernstein International Value Fund’s performance and is not necessarily indicative of any fund’s future results. SC AllianceBernstein International Value Fund is new and has no historical performance data. SC AllianceBernstein International Value Fund’s actual performance may differ significantly from the past performance of the composite. The personnel who managed the accounts that make up the composite, and who therefore generated, or contributed to, the historical performance shown may differ from the personnel managing SC AllianceBernstein International Value Fund.

While the accounts in the composite experience inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely affect the fund’s performance. The composite includes certain accounts that are not mutual funds, and thus are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to all of the accounts in the composite, they may have had an adverse affect on the performance results of the composite.

The performance data has not been adjusted to reflect any of the charges assessed against insurance company separate accounts or variable life insurance or variable annuity products for which SC AllianceBernstein International Value Fund serves as an investment vehicle. The performance results shown would have been lower had these charges been reflected.

RELATED COMPOSITE PERFORMANCE

ALLIANCEBERNSTEIN INTERNATIONAL DIVERSIFIED VALUE COMPOSITE PERFORMANCE

Average Annual Total Returns for the period ended December 31, 2007:

AllianceBernstein International Diversified Value Composite*	1 Year	3 Years	5 Years	Since Inception
Composite Net of all Service Class operating expenses	%	%	%	%
Composite Gross of all operating expenses	7.28%	18.34%	23.76%	12.36%
MSCI EAFE	11.17%	16.83%	21.59%	7.66%
Lipper VA International Value Funds	9.45%	15.94%	21.59%	9.19%

Year by Year Total Returns for the periods ended December 31:

AllianceBernstein International Diversified Value Composite*	2000**	2001
Composite Net of all Service Class operating expenses	%	%
Composite Gross of all operating expenses	2.97%	(15.33)%
MSCI EAFE	(2.68)%	(21.44)%
Lipper VA International Value Funds	%	(17.76)%

AllianceBernstein International Diversified Value Composite*	2002	2003	2004	2005	2006	2007
Composite Net of all Service Class operating expenses	%	%	%	%	%	%
Composite Gross of all operating expenses	(8.04)%	40.23%	24.92%	18.16%	30.74%	7.28%
MSCI EAFE	(15.94)%	38.59%	20.25%	13.54%	26.34%	11.17%
Lipper VA International Value Funds	(14.18)%	38.43%	20.84%	12.95%	26.55%	9.45%

*	This is not the performance of SC AllianceBernstein International Value Fund. As of December 31, 2007, the AllianceBernstein International Diversified Value Composite was composed of 12 accounts, totaling approximately $6,206.9 million. The inception date of the composite is September 30, 2000.
**	For the period from September 30, 2000 to December 31, 2007.

Description of Indices

The MSCI EAFE (Europe, Australia, Far East) tracks the performance of large cap international equity securities and is widely regarded as the standard for measuring large cap international stock market performance.

The Lipper VA International Value Funds category measures the performance of funds that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the United States. Value funds typically have a below-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI.

PACIFIC INVESTMENT MANAGEMENT COMPANY, LLC

COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of 225 accounts managed by Pacific Investment Management Company, LLC (“PIMCO”), which serves as the subadviser to SC PIMCO Total Return Fund. PIMCO’s Core Plus-Total Return Full Authority Composite consists of all fee paying accounts under discretionary management by PIMCO in PIMCO’s Total Return Full Authority investment strategy that have investment objectives, policies and strategies substantially similar to those of SC PIMCO Total Return Fund. The performance has been adjusted to reflect the anticipated operating

RELATED COMPOSITE PERFORMANCE

costs of SC PIMCO Total Return Fund. The method for computing historical performance differs from the Securities and Exchange Commission’s method. Returns reflect all income, gains and losses and reinvestment of any dividends or capital gains without provision for federal or state income tax. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts that make up the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of PIMCO in managing all Total Return Full Authority portfolios, with investment objectives, policies and strategies substantially similar to those of the fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by each of the Initial Class and Service Class of SC PIMCO Total Return Fund were used. These expenses are higher than the highest management fee applicable to any account in the composite.

The historical performance of the PIMCO Core Plus-Total Return Full Authority Composite is not that of SC PIMCO Total Return Fund, is not a substitute for SC PIMCO Total Return Fund’s performance and is not necessarily indicative of any fund’s future results. SC PIMCO Total Return Fund is new and has no historical performance data. SC PIMCO Total Return Fund’s actual performance may differ significantly from the past performance of the composite. The personnel who managed the accounts that make up the composite, and who therefore generated, or contributed to, the historical performance shown may differ from the personnel managing SC PIMCO Total Return Fund.

While the accounts in the composite experience inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely affect the fund’s performance. The composite includes certain accounts that are not mutual funds, and thus are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to all of the accounts in the composite, they may have had an adverse affect on the performance results of the composite.

The performance data has not been adjusted to reflect any of the charges assessed against insurance company separate accounts or variable life insurance or variable annuity products for which SC PIMCO Total Return Fund serves as an investment vehicle. The performance results shown would have been lower had these charges been reflected.

PIMCO CORE PLUS-TOTAL RETURN FULL AUTHORITY COMPOSITE PERFORMANCE

Average Annual Total Returns for the period ended December 31, 2007:

PIMCO Core Plus-Total Return Full Authority Composite*	1 Year	3 Years	5 Years	10 Years	Since Inception
Composite Net of all Service Class operating expenses	%	%	%	%	%
Composite Gross of all operating expenses	9.34%	5.72%	5.82%	7.09%	8.48%
Lehman Brothers U.S. Aggregate Index	6.97%	4.56%	4.42%	5.97%	7.15%
Lipper Intermediate Investment Grade Debt Average	4.75%	3.50%	3.90%	5.20%	6.76%

RELATED COMPOSITE PERFORMANCE

Year by Year Total Returns for the periods ended December 31:

PIMCO Core Plus-Total Return Full Authority Composite*	1996	1997	1998	1999	2000	2001
Composite Net of all Service Class operating expenses	%	%	%	%	%	%
Composite Gross of all operating expenses	5.68%	10.76%	10.09%	(0.07)%	12.36%	9.73%
Lehman Brothers U.S. Aggregate Index	3.63%	9.65%	8.69%	(0.82)%	11.63%	8.44%
Lipper Intermediate Investment Grade Debt Average	3.38%	9.06%	7.59%	(1.38)%	10.00%	7.74%

PIMCO Core Plus-Total Return Full Authority Composite*	2002	2003	2004	2005	2006	2007
Composite Net of all Service Class operating expenses	%	%	%	%	%	%
Composite Gross of all operating expenses	10.22%	6.30%	5.65%	3.31%	4.60%	9.34%
Lehman Brothers U.S. Aggregate Index	10.26%	4.10%	4.34%	2.43%	4.33%	6.97%
Lipper Intermediate Investment Grade Debt Average	8.36%	4.89%	4.02%	1.84%	4.14%	4.75%

*	This is not the performance of SC PIMCO Total Return Fund. As of December 31, 2007, the PIMCO Core Plus-Total Return Full Authority Composite was composed of 225 accounts, totaling approximately $214,040 million. The inception date of the composite is December 1, 1989.

Description of Indices

The Lehman Brothers U.S Aggregate Index tracks the performance of securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

The Lipper Intermediate Investment Grade Debt Average measures the performance of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

BLACKROCK FINANCIAL MANAGEMENT, INC.

COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of 8 accounts managed by BlackRock Financial Management, Inc. (“BlackRock”), which serves as the subadviser to SC BlackRock Inflation Protected Bond Fund. BlackRock’s TIPS Composite consists of all fee paying accounts under discretionary management by BlackRock in BlackRock’s TIPS investment strategy that have investment objectives, policies and strategies substantially similar to those of SC BlackRock Inflation Protected Bond Fund. The performance has been adjusted to reflect the anticipated operating costs of SC BlackRock Inflation Protected Bond Fund. The method for computing historical performance differs from the Securities and Exchange Commission’s method. Returns reflect all income, gains and losses and reinvestment of any dividends or capital gains without provision for federal or state income tax. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts that make up the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of BlackRock in managing all TIPS portfolios, with investment objectives, policies and strategies substantially similar to those of the fund. To calculate the performance

RELATED COMPOSITE PERFORMANCE

of the composite net of all operating expenses, the annual fund operating expenses payable by each of the Initial Class and Service Class of SC BlackRock Inflation Protected Bond Fund were used. These expenses are higher than the highest management fee applicable to any account in the composite.

The historical performance of the BlackRock TIPS Composite is not that of SC BlackRock Inflation Protected Bond Fund, is not a substitute for SC BlackRock Inflation Protected Bond Fund’s performance and is not necessarily indicative of any fund’s future results. SC BlackRock Inflation Protected Bond Fund is new and has no historical performance data. SC BlackRock Inflation Protected Bond Fund’s actual performance may differ significantly from the past performance of the composite. The personnel who managed the accounts that make up the composite, and who therefore generated, or contributed to, the historical performance shown may differ from the personnel managing SC BlackRock Inflation Protected Bond Fund.

While the accounts in the composite experience inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely affect the fund’s performance. The composite includes certain accounts that are not mutual funds, and thus are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to all of the accounts in the composite, they may have had an adverse affect on the performance results of the composite.

The performance data has not been adjusted to reflect any of the charges assessed against insurance company separate accounts or variable life insurance or variable annuity products for which SC BlackRock Inflation Protected Bond Fund serves as an investment vehicle. The performance results shown would have been lower had these charges been reflected.

BLACKROCK TIPS COMPOSITE PERFORMANCE

Average Annual Total Returns for the period ended December 31, 2007:

BlackRock TIPS Composite*	1 Year	3 Years	5 Years	Since Inception
Composite Net of all Service Class operating expenses	%	%	%	%
Composite Gross of all operating expenses	14.48%	6.98%	7.02%	7.75%
Lehman Brothers Global Real: U.S. Tips Index	13.55%	6.62%	6.86%	6.86%
Lipper Treasury Inflation-Protected Securities Funds Index	14.48%	6.98%	7.02%	7.75%

Year by Year Total Returns for the periods ended December 31:

BlackRock TIPS Composite*	2002	2003	2004	2005	2006	2007
Composite Net of all Service Class operating expenses	%	%	%	%	%	%
Composite Gross of all operating expenses	3.46%	8.14%	8.75%	3.24%	0.95%	11.85%
Lehman Brothers Global Real: U.S. Tips Index	3.36%	8.40%	8.46%	2.84%	0.41%	11.64%
Lipper Treasury Inflation-Protected Securities Funds Index	%	8.40%	8.58%	2.92%	0.99%	10.82%

*	This is not the performance of the SC BlackRock Inflation Protected Bond Fund. As of December 31, 2007, the BlackRock TIPS Composite was composed of 8 accounts, totaling approximately $2.9 billion. The inception date of the composite is November 30, 2002.

Unlike the SC BlackRock Inflation Protected Bond Fund, the accounts in the BlackRock TIPS Composite do not invest in securities denominated in foreign currencies. Rather it includes all fully discretionary, total return fixed income accounts that invest in the full spectrum of U.S. inflation-linked bonds. These accounts have at least $25 million in assets and are actively managed to seek to exceed

RELATED COMPOSITE PERFORMANCE

the performance of the Lehman Brothers U.S. Treasury: U.S. TIPS (or similar) Index. The composite excludes US TIPS portfolios that: (i) have gains/loss constraints, (ii) are managed to emphasize income, or (iii) are managed against customized or other benchmarks. New accounts and accounts that have changed their investment mandate to that of the composite are included in the composite upon the completion of the first full three months under management. Closed accounts and accounts that changed their investment mandate are included in the composite through the completion of the last full month under management or the last full month under the old strategy.

Description of Indices

The Lehman Brothers Global Real: U.S. Tips Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better) that have at least one year to final maturity and at least $250 million par amount outstanding. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees.

The Lipper Treasury Inflation-Protected Securities Funds Average represents the average total return of the funds tracked by Lipper, Inc. that invest primarily in inflation-indexed fixed-income securities issued in the United States.

INFORMATION ABOUT THE UNDERLYING FUNDS

Appendix B

Information About the Underlying Funds in which the Fund of Funds Invest

SC Ibbotson Moderate Fund, SC Ibbotson Balanced Fund, and SC Ibbotson Growth Fund

The following is intended to summarize the primary investment strategies of, and to provide you with certain other information about, the funds in which Ibbotson Moderate Fund, Ibbotson Balanced Fund and Ibbotson Growth Fund will invest. These summaries do not reflect all of the investment policies and strategies that are disclosed in each underlying fund’s prospectus and statement of additional information, and are not an offer of the underlying funds’ shares. The underlying funds in which Ibbotson Moderate Fund, Ibbotson Balanced Fund, and Ibbotson Growth Fund intend to invest may change from time to time at the discretion of Sun Capital Advisers LLC (“Sun Capital”) and Ibbotson Associates, Inc. without prior notice to, or approval of, shareholders. Each underlying fund normally will be invested according to its investment strategy. However, an underlying fund also may have the ability to invest without limitation in money market instruments or other investments for temporary defensive purposes. The prospectus and statement of additional information for each underlying fund are available on the Securities and Exchange Commission’s website.

EQUITY FUNDS

Domestic Equity Funds

SC Davis Venture Value Fund (Investment Goal: Growth of capital)

SC Davis Venture Value Fund is a diversified mutual fund advised by Sun Capital and subadvised by Davis Selected Advisers, L.P. that invests primarily in the common stock of U.S. companies with market capitalizations of at least $10 billion.

SC Oppenheimer Large Cap Core Fund (Investment Goal: Long term capital growth)

SC Oppenheimer Large Cap Core Fund is a diversified mutual fund advised by Sun Capital, subadvised by OppenheimerFunds, Inc. (“OppenheimerFunds”) and sub-subadvised by OFI Institutional Asset Management, Inc. that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of large capitalization companies.

SC Oppenheimer Main Street Small Cap Fund (Investment Goal: Capital appreciation)

SC Oppenheimer Main Street Small Cap Fund is a diversified mutual fund advised by Sun Capital and subadvised by OppenheimerFunds that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies having a small market capitalization.

SC WMC Blue Chip Mid Cap Fund (Investment Goal: Long term capital growth)

SC WMC Blue Chip Mid Cap Fund is a diversified mutual fund advised by Sun Capital and subadvised by Wellington Management Company, LLP (“Wellington Management”) that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks and other equity securities with market capitalizations within the range of the Russell MidCap Index or the S&P MidCap 400 Index.

SC WMC Large Cap Growth Fund (Investment Goal: Long term capital growth)

SC WMC Large Cap Growth Fund is a diversified mutual fund advised by Sun Capital and subadvised by Wellington Management that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies with large capitalizations (which for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000 Growth Index).

INFORMATION ABOUT THE UNDERLYING FUNDS

SC Lord Abbett Growth & Income Fund (Investment Goal: Long term total growth of capital and income without excessive fluctuations in market value)

SC Lord Abbett Growth & Income Fund is a diversified mutual fund advised by Sun Capital and subadvised by Lord, Abbett & Co. LLC that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. For purposes of this fund, a large company is one that has a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000® Index.

SC Goldman Sachs Mid Cap Value Fund (Investment Goal: Long term total return on capital)

SC Goldman Sachs Mid Cap Value Fund is a diversified mutual fund advised by Sun Capital and subadvised by Goldman Sachs Asset Management, L.P. (“GSAM”) that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of equity investments in mid capitalization U.S. companies, including non-U.S. companies that are traded in the United States.

SC AIM Small Cap Growth Fund (Investment Goal: Long term growth of capital)

SC AIM Small Cap Growth Fund is a diversified mutual fund advised by Sun Capital and subadvised by Invesco Aim Advisors, Inc. that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies. For purposes of this fund, a small capitalization company is one that has a market capitalization at the time of purchase no larger than the largest capitalized company included in the Russell 2000 Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.

SC Dreman Small Cap Value Fund (Investment Goal: Long term capital appreciation)

SC Dreman Small Cap Value Fund is a diversified mutual fund advised by Sun Capital and subadvised by Dreman Value Management, L.L.C. that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks and other equity securities of small capitalization companies. For purposes of this fund, a small capitalization company is one that has a market capitalization at the time of purchase similar to the market capitalization of companies listed in the Russell 2000 Value Index.

MFS Value Portfolio (Investment Goal: Capital appreciation)

MFS Value Portfolio seeks to achieve its investment objective by investing the fund’s assets primarily in equity securities. The fund normally invests its assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. While the fund may invest in companies of any size, it generally focuses on companies with large capitalizations.

International Equity Funds

SC AllianceBernstein International Value Fund (Investment Goal: Long term growth of capital)

SC AllianceBernstein International Value Fund is a diversified mutual fund advised by Sun Capital and subadvised by AllianceBernstein L.P. that invests primarily in equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries. The fund normally invests in companies from at least three countries other than the United States, including developed nations in Europe and the Far East, Canada, and Australia and emerging market countries worldwide.

INFORMATION ABOUT THE UNDERLYING FUNDS

MFS International Growth Portfolio (Investment Goal: Capital appreciation)

MFS International Growth Portfolio seeks to achieve its investment objective by investing the fund’s assets primarily in foreign equity securities, including emerging market equity securities. The fund normally invests a relatively high percentage of assets in a single country, a small number of countries, or a particular geographic region. The fund focuses on investing in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. The fund may be invested in companies of any size.

MFS Emerging Markets Equity Portfolio (Investment Goal: Capital appreciation)

MFS Emerging Markets Equity Portfolio seeks to achieve its investment objective by investing at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging market countries may include countries determined to have emerging market economies, taking into account a number of factors. Such countries are located in Latin America, Asia, Africa, the Middle East, and the developing countries of Europe, primarily Eastern Europe. The fund may be invested in companies of any size.

Specialty Equity Funds

Sun Capital Global Real Estate Fund (Investment Goal: Long term capital growth with a secondary goal of current income and growth of income)

Sun Capital Global Real Estate Fund is a non-diversified mutual fund advised by Sun Capital that invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of U.S. and foreign real estate investment trusts (“REITs”) and other U.S. and foreign real estate companies.

PIMCO CommodityRealReturn Strategy Fund (Investment Goal: Maximum real return, consistent with prudent investment management)

PIMCO CommodityRealReturn Strategy Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. The fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

FIXED INCOME FUNDS

Fixed Income Funds

Sun Capital Investment Grade Bond Fund (Investment Goal: High current income consistent with relative stability of principal)

Sun Capital Investment Grade Bond Fund is a diversified mutual fund advised by Sun Capital that invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade bonds, including those issued by: U.S. and foreign companies, including companies in emerging market countries; the U.S. government and its agencies and instrumentalities, including those that issue mortgage-backed securities; and foreign governments, including those in emerging market countries.

Sun Capital Money Market Fund (Investment Goal: Maximizing current income consistent with maintaining liquidity and preserving capital)

Sun Capital Money Market Fund is a diversified mutual fund advised by Sun Capital that invests exclusively in high quality U.S. dollar-denominated money market securities.

INFORMATION ABOUT THE UNDERLYING FUNDS

SC Goldman Sachs Short Duration Fund (Investment Goal: High level of current income with a secondary goal of capital appreciation)

SC Goldman Sachs Short Duration Fund is a diversified mutual fund advised by Sun Capital and subadvised by GSAM that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. Normally, the fund invests in investment grade securities (i.e., rated BBB-Baa or higher or, if unrated, of equivalent credit quality).

SC PIMCO High Yield Fund (Investment Goal: Maximum total return, consistent with capital preservation)

SC PIMCO High Yield Fund is a diversified mutual fund advised by Sun Capital and subadvised by Pacific Investment Management Company, LLC (“PIMCO”) that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of high yield securities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody’s Investor Service, Inc. (“Moody’s”) or an equivalent rating by Standard & Poor’s Rating Group (“S&P”) or Fitch Ratings (“Fitch”), or, if unrated, of comparable quality as determined by the fund’s subadviser.

SC PIMCO Total Return Fund (Investment Goal: Maximum total return, consistent with capital preservation)

SC PIMCO Total Return Fund is a diversified mutual fund advised by Sun Capital and subadvised by PIMCO that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

SC BlackRock Inflation Protected Bond Fund (Investment Goal: Maximum real return, consistent with preservation of real capital and prudent investment management)

SC BlackRock Inflation Protected Bond Fund is a non-diversified mutual fund advised by Sun Capital and subadvised by BlackRock Financial Management, Inc. that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations.

ADDITIONAL INFORMATION

The Statement of Additional Information (“SAI”) provides more detailed information about the funds and is incorporated into this prospectus by reference. Additional information about the funds’ investments is available in the Trust’s annual and semi-annual reports to shareholders, and quarterly reports filed with the Securities and Exchange Commission. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year. You may obtain free copies of the SAI and the annual and semi-annual reports, request other information and discuss questions about the funds by contacting your agent, or the funds at the address or telephone number listed below. In addition, you may obtain the SAI, annual and semi-annual reports at the adviser’s website at www.suncapitaladvisers.com.

Sun Capital Advisers Trust

One Sun Life Executive Park

Wellesley Hills, MA 02481

Telephone: 1-800-432-1102 x3330

Investment Adviser	Administrator, Custodian

Sun Capital Advisers LLC	State Street Bank & Trust Company

Principal Underwriter	Legal Counsel

Clarendon Insurance Agency, Inc.	Wilmer Cutler Pickering Hale and Dorr LLP

Independent Registered Public Accounting Firm

[ ]

You can review and copy information about the funds (including the SAI) at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at the number listed below. You can get text-only copies for a duplicating fee by writing or sending an electronic request to:

Securities and Exchange Commission

Public Reference Section

Washington, D.C. 20549-0102

e-mail: publicinfo@sec.gov

Telephone: 1-202-551-8090

Free from the EDGAR Database on the SEC’s

Internet website: http://www.sec.gov

SUN CAPITAL ADVISERS TRUST

Investment Company Act File No. 811-08879

Sun Capital Advisers Trust

SCSM Ibbotson Moderate Fund

SCSM Ibbotson Balanced Fund

SCSM Ibbotson Growth Fund

SCSM Dreman Small Cap Value Fund

SCSM AIM Small Cap Growth Fund

SCSM AllianceBernstein International Value Fund

SCSM PIMCO Total Return Fund

SCSM BlackRock Inflation Protected Bond Fund

Initial Class and Service Class Shares

Statement of Additional Information

[            ], 2008

This statement of additional information (“SAI”) is not a prospectus. The funds’ financial statements for the fiscal year ended December 31, 2007, where available, are incorporated by reference into this SAI.

To obtain a free copy of the funds’ Initial Class prospectus or the funds’ Service Class prospectus, each dated June 27, 2008, or a copy of the most recent annual or semi-annual report to shareholders, where available, please visit www.suncapitaladvisers.com, or please contact your agent or the funds at:

Sun Capital Advisers Trust

One Sun Life Executive Park

Wellesley Hills, MA 02481

Telephone: 1-800-432-1102 x3330

MORE INFORMATION ABOUT THE FUNDS’ INVESTMENTS

Investment Strategies and Risks. Each fund’s principal investment strategies and risks, as well as the securities in which each fund typically invests, are described in the prospectus.

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SC Ibbotson Moderate Fund is a fund of funds which normally invests between 30% and 50% of its net assets (plus the amount of any borrowings for investment purposes) in equity funds and the remainder in fixed income funds and cash, cash equivalents, or money market funds.

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SC Ibbotson Balanced Fund is a fund of funds which normally invests between 50% and 70% of its net assets (plus the amount of any borrowings for investment purposes) in equity funds and the remainder in fixed income funds and cash, cash equivalents, or money market funds.

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SC Ibbotson Growth Fund is a fund of funds which normally invests between 70% and 90% of its net assets (plus the amount of any borrowings for investment purposes) in equity funds and the remainder in fixed income funds and cash, cash equivalents, or money market funds.

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SC Dreman Small Cap Value Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of small capitalization companies investing primarily in small capitalization companies. For purposes of this fund, a small capitalization company is one that has a market capitalization at the time of purchase similar to the market capitalization of companies listed in the Russell 2000® Value Index.

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SC AIM Small Cap Growth Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies. For purposes of this fund, a small capitalization company is one that has a market capitalization at the time of purchase no larger than the largest capitalized company included in the Russell 2000® Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.

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SC AllianceBernstein International Value Fund invests primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries.

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SC PIMCO Total Return Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

SC BlackRock Inflation Protected Bond Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations.

Dreman Small Cap Value Fund, AIM Small Cap Growth Fund, PIMCO Total Return Fund, and BlackRock Inflation Protected Bond Fund will each provide written notice to its shareholders at least 60 days prior to any change in its 80% investment policy, as described above. Compliance with the 80% investment policy is measured at the time of investment.

All of the funds (except BlackRock Inflation Protected Bond Fund) are diversified mutual funds. This means that with respect to 75% of each fund’s total assets, the fund may not invest more than 5% of its total assets in the outstanding securities of any one issuer, or own more than 10% of the voting securities of any one issuer, except U.S. government securities or securities of other investment companies.

BlackRock Inflation Protected Bond Fund is not diversified and may invest without regard to such limits. This means that the net asset value of BlackRock Inflation Protected Bond Fund may be more volatile because the fund’s portfolio may be invested in fewer securities and the fund may be more sensitive to events affecting the value of these securities. However, BlackRock Inflation Protected Bond Fund (and the other funds) must satisfy the diversification tests under Sections 851(b)(3) and 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”), (see discussion under the caption, Taxes). Meeting these diversification tests may limit BlackRock Inflation Protected Bond Fund’s volatility risk.

Securities in Which the Funds May Invest.

Equity and Equity-like Securities.

Common shares. (All funds except BlackRock Inflation Protected Bond Fund) Common shares represent an equity (ownership) interest in a company or other entity. This ownership interest often gives a fund the right to vote on measures affecting the company’s organization and operations. Although common shares generally have a history of long-term growth in value, their prices, particularly those of smaller capitalization companies, are often volatile in the short-term.

Preferred shares. Preferred shares represent a limited equity interest in a company or other entity and frequently have debt-like features. Preferred shares are often entitled only to dividends at a specified rate, and have a preference over common shares with respect to dividends and on liquidation of assets. Preferred shares generally have lesser voting rights than common shares. Because their dividends are often fixed, the value of some preferred shares fluctuates inversely with changes in interest rates. Money Market Fund may invest in certain types of preferred shares having debt-like features to the extent that the preferred shares meet the maturity, quality and diversification requirements applicable to the fund.

Alternative Equity Securities. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred shares.

Convertible securities. Convertible securities are bonds, preferred shares and other securities that pay a fixed rate of interest or dividends. However, they offer the buyer the additional option of converting the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. The value of convertible securities is also sensitive to company, market and other economic news, and will change based on the price of the underlying common stock. Convertible securities generally have less potential for gain than common stock, but also less potential for loss, since their income provides a cushion against the stock’s price declines. However, because the buyer is also exposed to the risk and reward potential of the underlying stock, convertible securities generally pay less income than similar non-convertible securities.

Warrants and rights. Warrants and rights are securities permitting, but not obligating, their holder to purchase the underlying equity or fixed-income securities at a predetermined price. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends on or exercise voting rights concerning the underlying equity securities. Further, they do not represent any rights in the assets of the issuer. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they become worthless if they are not exercised on or prior to their expiration date. As a result, an investment in warrants and rights may entail greater investment risk than certain other types of investments.

Real estate investment trusts (“REITs”). REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like regulated investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Internal Revenue Code of 1986 (the “Code”). Each fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the fund.

Risk factors associated with the real estate industry. Although no fund invests directly in real estate, a fund could invest primarily in real estate equity securities and concentrate its investments in the real estate industry, and, therefore, an investment in such a fund may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. Any fund that may invest in REITs may, to a lesser degree, be subject to these risks. Risks associated with the real estate industry in general include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning or applicable tax law; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

In addition, a fund’s receipt of rental income or income from the disposition of real property acquired as a result of a default on securities the fund owns may adversely affect its ability to retain its tax status as a regulated investment company. Investments by a fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights

Risk factors associated with equity and mortgage REITs. In addition to these risks, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, borrower default and self-liquidation.

Mortgage REITs are also subject to different combinations of prepayment, extension, interest rate and other market risks. The real estate mortgages underlying mortgage REITs are generally subject to a faster rate of principal repayments in a declining interest rate environment and to a slower rate of principal repayments in an increasing interest rate environment.

Fixed-income securities. Bonds and other fixed-income instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the principal amount borrowed at maturity. Some fixed-income securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. Fixed-income securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of a fund’s fixed-income securities, and, conversely, during periods of rising interest rates, the value of a fund’s fixed-income securities will generally decline. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Changes by recognized credit rating agencies in the rating of any fixed-income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments.

Maturity and duration. The effective maturity of an individual portfolio security in which a fund invests is defined as the period remaining until the earliest date when the fund can recover the principal amount of such security through mandatory redemption or prepayment by the issuer, the exercise by the fund of a put option, demand feature or tender option granted by the issuer or a third party, or the payment of the principal on the stated maturity date. The effective maturity of variable rate securities is calculated by reference to their coupon reset dates. Thus, the effective maturity of a security may be substantially shorter than its final stated maturity. Unscheduled prepayments of principal have the effect of shortening the effective maturities of securities in general and mortgage-backed securities in particular. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. In general, securities, such as mortgage-backed securities, may be subject to greater prepayment rates in a declining interest rate environment. Conversely, in an increasing interest rate environment, the rate of prepayment may be expected to decrease. A higher than anticipated rate of unscheduled principal prepayments on securities purchased at a premium or a lower than anticipated rate of unscheduled prepayments on securities purchased at a discount may result in a lower yield (and total return) to a fund than was anticipated at the time the securities were purchased. A fund’s reinvestment of unscheduled prepayments may be made at rates higher or lower than the rate payable on the original prepaid security, thus affecting positively or negatively the return realized by the fund.

The duration of an individual portfolio security is a measure of the security’s price sensitivity to changes in interest rates taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration of its portfolio, a fund will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. Each fund may use various techniques to shorten or lengthen the option-adjusted duration of its portfolio, including the acquisition of debt obligations at a premium or discount, and the use of mortgage swaps and interest rate swaps, caps, floors and collars.

Ratings criteria. In general, the ratings of Moody’s, S&P, Fitch and other rating agencies represent the opinions of these agencies as to the credit quality of the securities which they rate. However, these ratings are relative and subjective and are not absolute standards of quality.

After its purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. Neither of these events will necessarily require the adviser or subadviser, on behalf of a fund, to sell the securities.

Inflation-indexed bonds. A fund may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While inflation-indexed securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Lower rated high yield fixed-income securities. (All funds except AllianceBernstein International Value Fund) Lower rated high yield fixed-income securities are those rated below Baa3 by Moody’s, or below BBB- by S&P or Fitch, or securities which are unrated and determined by the adviser or subadviser to be of comparable quality. See Appendix A attached to this SAI for a description of the characteristics of the categories. A fund may invest in eligible unrated securities which, in the opinion of the adviser or subadviser, offer comparable risks to those securities which are rated.

Debt obligations rated in the lower rating categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower rated fixed-income securities generally respond to short-term economic, corporate and market developments to a greater extent than do higher rated securities. These developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations.

Possible reduced volume and liquidity in the high yield bond market, or the reduced availability of market quotations, will make it more difficult to dispose of the bonds and accurately value a fund’s assets. The reduced availability of reliable, objective data may increase a fund’s reliance on management’s judgment in valuing the high yield bonds. To the extent that the fund invests in these securities, the achievement of the fund’s objective will depend more on the adviser’s or subadviser’s judgment and analysis than it otherwise would. In addition, high yield securities in the fund’s portfolio may be susceptible to adverse publicity and investor perceptions, whether or not the perceptions are justified by fundamental factors. In the past, economic downturns and increases in interest rates have caused a higher incidence of default by the issuers of lower-rated securities and may do so in the future, particularly with respect to highly leveraged issuers.

Credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. Generally, lower quality, higher yielding bonds are subject to more credit risk than higher quality, lower yielding bonds.

Interest rate risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting solely from the inverse relationship between the market value of outstanding fixed-income securities and changes in interest rates. An increase in interest rates will generally reduce the market value of fixed-income investments, and a decline in interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Fluctuations in the market value of fixed-income securities subsequent to their acquisition will not affect the interest payable on those securities, and thus the cash income from such securities, but will be reflected in the valuations of those securities used to compute a fund’s net asset value.

Call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined, and a fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and a fund will suffer from the inability to invest in higher yielding securities.

Participation on Creditors Committees. The fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the fund. Such participation may subject the fund to expenses such as legal fees and may make the fund an “insider” of the issuer for purposes of the federal securities laws, which may restrict the fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the fund on such committees also may expose the fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The fund will participate on such committees only when the fund’s subadviser believes that such participation is necessary or desirable to enforce the fund’s rights as a creditor or to protect the value of securities held by the fund.

U.S. government securities. U.S. government securities include: U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises which are supported by: (a) the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association (“GNMA”)), (b) the right of the issuer to borrow from the U.S. Treasury (e.g., Federal Home Loan Banks), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (e.g., Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”)), or (d) only the credit of the agency and a perceived “moral obligation” of the U.S. government. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises in the future.

U.S. government securities also include Treasury receipts, zero coupon bonds, U.S. Treasury inflation-indexed bonds, deferred interest securities and other stripped U.S. government securities. The interest and principal components of stripped U.S. government securities are traded independently. The most widely recognized trading program for such securities is the Separate Trading of Registered Interest and Principal of Securities Program. U.S. Treasury inflation-indexed obligations provide a measure of protection against inflation by adjusting the principal amount for inflation. The semi-annual interest payments on these obligations are equal to a fixed percentage of the inflation-adjusted principal amount.

Municipal securities. (All funds except Dreman Small Cap Value Fund, Ibbotson Moderate Fund, Ibbotson Balanced Fund and Ibbotson Growth Fund) A fund may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Municipal bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. A fund may purchase general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also limited obligation bonds and thus are not payable from the issuer’s general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

Municipal bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues, and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Prices and yields on municipal bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.

Obligations of issuers of municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal bonds may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for municipal bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of a fund’s municipal bonds in the same manner.

Mortgage-backed securities. (All funds except AllianceBernstein International Value Fund) Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property.

Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest and prepayment scenarios, a fund may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in “locking” in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

A fund’s investments in mortgage-backed securities may include conventional mortgage pass-through securities and certain classes of multiple class collateralized mortgage obligations (“CMOs”). Mortgage pass-through securities are fixed or adjustable rate mortgage-backed securities that provide for monthly payments that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans. CMOs are issued in multiple classes, each having different maturities, interest rates, payment schedules and allocations of principal and interest on the underlying mortgages. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. The CMO classes in which a fund may invest include but are not limited to sequential and parallel pay CMOs, including planned amortization class (“PAC”) and target amortization class (“TAC”) securities. Sequential pay CMOs apply payments of principal, including any prepayments, to each class of CMO in the order of the final distribution date. Thus, no payment of principal is made on any class until all other classes having an earlier final distribution date have been paid in full. Parallel pay CMOs apply principal payments and prepayments to two or more classes concurrently on a proportionate or disproportionate basis. The simultaneous payments are taken into account in calculating the final distribution date of each class. BlackRock Inflation Protected Bond Fund may invest in the most junior class of CMOs (z-tranche) which involves risks similar to those associated with investing in equity securities.

Different types of mortgage-backed securities are subject to different combinations of prepayment, extension, interest rate and other market risks. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. PACs, TACs and other senior classes of sequential and parallel pay CMOs involve less exposure to prepayment, extension and interest rate risk than other mortgage-backed securities, provided that prepayment rates remain within expected prepayment ranges or “collars.” To the extent that the prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risks associated with the underlying mortgage assets.

Agency mortgage securities. The funds may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises. Agencies, instrumentalities or sponsored enterprises of the U.S. government include but are not limited to the GNMA, FNMA and FHLMC. GNMA securities are backed by the full faith and credit of the U.S. government, which means that the U.S. government guarantees that the interest and principal will be paid when due. FNMA securities and FHLMC securities are not backed by the full faith and credit of the U.S. government; however, these enterprises have the ability to obtain financing from the U.S. Treasury. There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

Privately-issued mortgage-backed securities. Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans, and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Investors in privately-issued mortgage-backed securities are dependent on, yet may have limited access to, information enabling them to navigate the competence and integrity of these private originators and institutions. Privately, issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

These mortgage-backed securities are not guaranteed by an entity having the credit standing of GNMA, FNMA or FHLMC. In order to receive a high quality rating, they normally are structured with one or more types of “credit enhancement.” These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower on an underlying mortgage and liquidation of the collateral. Liquidity protection refers to the provision of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount owed by the borrower on the underlying mortgage. This protection may be provided through guarantees, insurance policies, letters of credit, various means of structuring the transaction or a combination of such approaches. The protection may be insufficient to cover all losses if the underlying mortgage borrowers default at a greater than expected rate.

Other mortgage-related securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBS”). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-back securities, in certain circumstances a fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a fund’s limitations on investment in illiquid securities.

Adjustable rate mortgage-backed securities. Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits a fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than do more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. In addition, in order to prevent defaults by troubled mortgage borrowers, the owners or originators of ARMBSs may be forced to accept additional limits on interest rate increases that were not in the original mortgage terms. In either case, if current interest rates rise above such limits over the period of the limitation, a fund holding an ARMBS does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustment rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Stripped mortgage-backed securities (“SMBS”). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for these securities is less established than for other fixed income securities. Accordingly, these securities may be deemed “illiquid” and subject to a fund’s limitations on investment in illiquid securities.

Collateralized debt obligations. The funds may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the funds as restricted securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this statement of additional information and the funds’ prospectuses, CDOs carry additional risks including, but not limited to, the possibility that: (i) distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. These risks have recently led to actual defaults and market losses on CDOs known as “special investment vehicles” or “SIVs.”

Asset-backed securities. (All funds except AllianceBernstein International Value Fund) Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a fund’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the fund must reinvest the returned principal at prevailing interest rates, which may be lower.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may entail features that make them less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws granting protection to the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not support payments on these securities. A fund may invest in any type of asset-backed security if the adviser or subadviser determines that the security is consistent with the fund’s investment objective and policies.

Pay-in-kind, delayed payment and zero coupon bonds. (All funds except AllianceBernstein International Value Fund) These securities are generally issued at a discount from their face value because actual interest payments are typically postponed until maturity or after a stated period. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security’s liquidity and the issuer’s credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. The market prices of pay-in-kind, delayed payment and zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and in cash, and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. A fund generally accrues income on securities that are issued at a discount and/or do not make current cash payments of interest for tax and accounting purposes, which income is required to be distributed to shareholders. A fund’s investments in pay-in-kind, delayed payment and zero coupon bonds may require the fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

Floating rate/variable rate notes. (All funds except AllianceBernstein International Value Fund) Some notes a fund may purchase may have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals; floating rates are automatically adjusted according to a specified market rate for such investments, such as the percentage of the prime rate of a bank, or the 91-day U.S. Treasury Bill rate. These obligations may be secured by bank letters of credit or other support arrangements. If a security would not satisfy a fund’s credit quality standards without such a credit support, the entity providing a bank letter or line of credit, guarantee or loan commitment must meet a fund’s credit quality standards.

The absence of an active secondary market for certain variable and floating rate notes could make it difficult for a fund to dispose of the instruments, and a fund could suffer a loss if the issuer defaults or there are periods during which the fund is not entitled to exercise its demand rights. Variable and floating rate instruments held by a fund will be subject to the fund’s limitation on investments in illiquid securities if a reliable trading market for the instruments does not exist and the fund cannot demand payment of the principal amount of such instruments within seven days.

Foreign securities. Each fund may invest in the securities of corporate and governmental issuers located in or doing business in a foreign country (“foreign issuers”). A company is considered to be located in or doing business in a foreign country if it satisfies at least one of the following criteria: (i) the equity securities of the company are traded principally on stock exchanges in one or more foreign countries; (ii) it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more foreign countries; (iii) it maintains 50% or more of its assets in one or more foreign countries; (iv) it is organized under the laws of a foreign country; or (v) its principal executive offices are located in a foreign country.

ADRs, EDRs, IDRs and GDRs. American Depositary Receipts (“ADRs”) (sponsored or unsponsored) are receipts typically issued by a U.S. bank, trust company or other entity and evidence ownership of the underlying foreign securities. Most ADRs are traded on a U.S. stock exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S., so there may not be a correlation between available information and the market value of the unsponsored ADR. European Depositary Receipts (“EDRs”) and International Depositary Receipts (“IDRs”) are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. Global Depositary Receipts (“GDRs”) are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying foreign securities.

Brady bonds. (All funds except AIM Small Cap Growth Fund, and AllianceBernstein International Value Fund) Brady bonds are securities created through the exchange by a sovereign entity of its existing obligations on commercial bank loans for new obligations under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas P. Brady. Brady bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market. Certain Brady bonds may be collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds. The purchase of such collateral is financed by the International Monetary Fund, the International Bank for Reconstruction and Development (the “World Bank”) and the debtor nation’s reserves. Although Brady bonds may be collateralized by U.S. government securities, repayment of principal and interest is not guaranteed by the U.S. government. In light of the residual risk of Brady bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady bonds, investments in Brady bonds may be viewed as speculative. Brady bonds acquired by a fund might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady bonds held by the fund.

Sovereign debt obligations. (All funds except Dreman Small Cap Value Fund, and AIM Small Cap Growth Fund) Investment in sovereign debt obligations involves special risks not present in domestic corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt and, therefore, a fund’s net asset value, may be more volatile than prices of U.S. debt obligations. In the past, certain emerging market countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic policies or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

Obligations of supranational entities. (All funds except Dreman Small Cap Value Fund) The funds may invest in obligations of supranational entities designated or supported by governmental entities to promote economic reconstruction or development as well as obligations of international banking institutions and related government agencies. Examples include the World Bank, the Asian Development Bank and the Inter-American Development Bank. Each supranational entity’s lending activities are limited to a percentage of its total capital (including “callable capital” contributed by its governmental members at the entity’s call), reserves and net income. Participating governments may not be able or willing to honor their commitments to make capital contributions to a supranational entity, thereby impairing its ability or willingness to service its obligations.

Risks of foreign securities. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

To the extent that a fund’s foreign securities are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the fund’s net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that a fund’s foreign investments may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities may be purchased on over-the-counter markets or exchanges located in the countries where an issuer’s securities are principally traded. Many foreign markets are not as developed or efficient as those in the United States. Although growing in volume, foreign markets usually have substantially less volume than U.S. markets. Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although a fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers in foreign markets than in the United States.

In certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization, confiscatory taxation, limitations on the removal of assets of a fund from a country, political or social instability, or diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the United States’ economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Dividends, interest and, in some cases, capital gains earned by a fund on certain foreign securities may be subject to foreign taxes, thus reducing the net amount of income or gains available for distribution to the fund’s shareholders.

The above risks may be intensified for investments in emerging markets or countries with limited or developing capital markets. These countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. A fund may be required to establish special custodial or other arrangements before making certain investments in those countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

Bank and corporate obligations. (All funds except Dreman Small Cap Value Fund) Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the funds consists of direct U.S. dollar denominated obligations of domestic or foreign issuers. Bank obligations in which the funds may invest include certificates of deposit, bankers’ acceptances and fixed time deposits.

Certificates of deposit are negotiable certificates issued against money deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers’ acceptances rank junior to domestic deposit liabilities of the bank and equal to other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

Repurchase agreements. In a repurchase agreement, a fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the repurchase agreement counterparty at a fixed time and price plus accrued interest. A fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with “primary dealers” in U.S. government securities. Repurchase agreements that mature in more than seven days will be treated as illiquid for purposes of each fund’s 15% limit on illiquid investments.

Securities serving as collateral for each repurchase agreement must be delivered to the fund’s custodian either physically or in book-entry form. The collateral must be marked to market daily so that each repurchase agreement will be fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience delays in liquidating the underlying securities previously expected to be repurchased, difficulty enforcing its rights to the collateral, declining values of the underlying securities, limited access to income during this period, and the expense of enforcing its rights.

Reverse repurchase agreements. (All funds except Dreman Small Cap Value Fund) A fund may also enter into reverse repurchase agreements, which involve the sale of securities held in its portfolio to a counterparty with an agreement that the fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of “interest,” which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by a fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by a fund with proceeds of the initial sale transaction may decline below the repurchase price of the securities sold by the fund which it is obligated to repurchase. A fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase at a fixed price agreed in advance. A fund will not enter into reverse repurchase agreements or borrow money, except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed one-third of the fund’s total assets (including the amount borrowed) taken at market value. A fund will not use leverage to attempt to enhance its return. A fund will not purchase securities while outstanding borrowings exceed 5% of the fund’s total assets.

Mortgage “dollar roll” transactions. (All funds except Dreman Small Cap Value Fund) The fund may enter into mortgage “dollar roll” transactions with selected banks and broker-dealers. Under a dollar roll, the fund sells mortgage-backed securities and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. The fund will only enter into covered rolls. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or liquid security position. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of a fund’s borrowings and other senior securities. For financial reporting purposes, a fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The fund does not currently intend to enter into mortgage dollar roll transactions that are accounted for as a financing.

Restricted and illiquid securities. A fund may purchase securities that are not registered (restricted securities) under the 1933 Act, including commercial paper issued in reliance on Section 4(2) of the 1933 Act and which are, therefore, restricted as to their resale. However, a fund will not invest more than 15% of its net assets in illiquid investments. The trustees have adopted guidelines and delegated to the adviser the daily function of determining the monitoring and liquidity of restricted securities. The trustees, however, will retain oversight as to, and be ultimately responsible for, the determinations. If the adviser or subadviser determines, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. This investment practice could have the effect of decreasing the level of liquidity in the fund if sufficient numbers of qualified institutional buyers are not interested in purchasing these restricted securities.

Other investment companies. Each fund may invest in shares of other investment companies to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). With certain exceptions, the 1940 Act generally: (a) prohibits a fund, together with any companies controlled by the fund, from acquiring more than 3% of the total outstanding securities of any other investment company, and (b) prohibits a fund from investing more than 5% of its total assets in any one investment company and more than 10% of its total assets in the securities of other investment companies in the aggregate. However, certain rules and exemptions under the 1940 Act permit a fund to invest a greater portion of its assets in other investment companies, such as money market funds, subject to certain conditions.

Exchange-traded funds (“ETFs”). A fund may invest in ETFs. ETFs are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that hold portfolios of common stocks which track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector-specific or international. Broad-based ETFs, such as Standard & Poor’s Depositary Receipt Shares (“SPDRs”), track a broad group of stocks from different industries and market sectors. HOLDRS (HOLding company Depositary ReceiptS) are securities that represent an investor’s ownership in the common stock of specified companies in a particular industry, sector or group. International ETFs track a group of stocks from a specific country or groups of countries.

Investments in ETFs are generally subject to limits in the 1940 Act on investments in other investment companies. ETF shareholders are subject to the same risks as holders of diversified stock portfolios. ETFs are subject to certain risks, including: (1) the risk that their prices may not correlate perfectly with changes in the underlying index; and (2) the risk of possible trading halts due to market conditions or other reasons that, in the view of the exchange upon which an ETF trades, would make trading in the ETF inadvisable. An exchange traded sector fund may also be adversely affected by the performance of that specific sector or group of industries on which it is based.

Typically, ETF programs bear their own operational expenses, which are deducted from the dividends paid to investors. To the extent that a fund invests in ETFs, the fund must bear these expenses in addition to the expenses of its own operation.

Forward commitment and when-issued securities. “When-issued” refers to securities whose terms are available and for which a market exists, but which have not been issued. A fund will engage in when-issued purchases of securities in order to obtain what is considered to be an advantageous price and yield at the time of purchase. In when-issued transactions, frequently no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the fund contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time.

When a fund engages in forward commitment and when-issued transactions, it relies on the other party to consummate the transaction. The failure of the issuer or other party to consummate the transaction may result in the fund losing the opportunity to obtain an advantageous price. The purchase of securities on a forward commitment or when-issued basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date a fund enters into an agreement to purchase securities on a forward commitment or when-issued basis, the fund will segregate cash or liquid securities, of any type or maturity, equal in value to the fund’s commitment. These assets will be valued daily at market, and additional cash or securities will be segregated to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, a fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Options on securities and securities indices. A fund may purchase and write (“sell”) call and put options on any securities in which it may invest or on any index based on securities in which it may invest. These options may be listed on securities exchanges or traded in the over-the-counter market. A fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing covered options. A call option on securities written by a fund obligates the fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by a fund obligates the fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive a fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive a fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

All call and put options written by a fund are covered. A written call option or put option may be covered by: (i) segregating cash or liquid securities with a value at least equal to a fund’s obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the fund’s net exposure on its written option position. A written call option on securities is typically covered by segregating the securities that are subject to the option in a segregated account. A fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

A fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to the option. These purchases are referred to as “closing purchase transactions.”

Purchasing options. A fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease (“protective puts”), in the market value of securities of the type in which it may invest. A fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle a fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle a fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a fund’s portfolio securities. Put options may also be purchased by a fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the fund’s portfolio securities.

A fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which a fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the adviser or subadviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks associated with options transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If a fund is unable to effect a closing purchase transaction with respect to covered options it has written, the fund will not be able to sell the underlying securities or dispose of segregated assets until the options expire or are exercised. Similarly, if a fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A fund’s ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The adviser or subadviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the adviser’s or subadviser’s ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.

Futures contracts and options on futures contracts. To seek to increase total return or hedge against changes in interest rates or securities prices, a fund may purchase and sell futures contracts, and purchase and write call and put options on these futures contracts. A fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices and any other financial instruments and indices. All futures contracts entered into by the fund are traded on U.S. exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission (“CFTC”).

Futures contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, a fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and other strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a fund proposes to acquire. When interest rates are rising or securities prices are falling, a fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, a fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

A fund may, for example, take a “short” position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the fund’s portfolio securities. These futures contracts may include contracts for the future delivery of securities held by the fund or securities with characteristics similar to those of the fund’s portfolio securities.

If, in the opinion of the adviser or applicable subadviser, there is a sufficient degree of correlation between price trends for a fund’s portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a fund’s portfolio may be more or less volatile than prices of these futures contracts, the adviser or subadviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the fund’s portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a fund’s portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a fund may take a “long” position by purchasing futures contracts. This would be done, for example, when the fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available. The fund may also purchase futures contracts as a substitute for transactions in securities, to alter the investment characteristics of portfolio securities or to gain or increase its exposure to a particular securities market.

Options on futures contracts. A fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give a fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a fund’s assets. By writing a call option, a fund becomes obligated, in exchange for the premium to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that a fund intends to purchase. However, the fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A fund’s ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other considerations. A fund will engage in futures and related options transactions only in accordance with regulations of the CFTC, which permit principals of a company registered under the 1940 Act to engage in such transactions without registering as commodity pool operations pursuant to an exemption. To the extent that a fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the fund owns or purchased to protect the fund against an increase in the price of securities it intends to purchase.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the fund to purchase securities, require the fund to segregate cash or liquid securities in an amount equal to the underlying value of such contracts and options.

With respect to futures contracts that are not legally required to “cash settle,” a fund may cover the open position by segregating liquid assets in an amount equal to the market value of the futures contact. With respect to futures that are required to “cash settle,” however, a fund is permitted to segregate liquid assets in an amount equal to the fund’s daily marked to market (net) obligation, if any (its daily net liability) rather than the market value of the futures contract. By segregating assets equal to only its net obligation under cash-settled futures, a fund will have the ability to employ leverage to a greater extent than if the fund were required to segregate assets equal to the full market value of the futures contract.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for a fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between a fund’s futures positions and portfolio positions will be impossible to achieve. There are no futures contracts based upon individual securities, except certain U.S. government securities. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the fund from closing out positions and limiting its losses.

Yield curve options. The fund may enter into options on the yield “spread” or differential between two securities. Such transactions are referred to as “yield curve” options. In contrast to other types of options, a yield curve option is based on the differences between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

The fund may purchase or write yield curve options for the same purposes as other options on securities. For example, the fund may purchase a call option on the yield spread between two securities if the fund owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. The fund may also purchase or write yield curve options in an effort to increase current income if, in the judgment of the adviser or subadviser, the fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, such options present a risk of loss even if the yield of one of the underlying securities remains constant, or if the spread moves in a direction or to an extent which was not anticipated.

Yield curve options written by the fund will be “covered.” A call (or put) option is covered if the fund holds another call (or put) option on the spread between the same two securities and segregates liquid assets sufficient to cover the fund’s net liability under the two options. Therefore, the fund’s liability for such a covered option is generally limited to the difference between the amount of the fund’s liability under the option written by the fund less the value of the option held by the fund. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter, and established trading markets for these options may not exist.

Foreign currency transactions. A fund’s foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. A fund may also enter into forward foreign currency contracts as an investment to enhance return, as a hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position, or as a substitute for the purchase or sale of a currency or assets denominated in that currency. Forward foreign currency contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of a fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. A fund may elect to hedge less than all of its foreign portfolio positions if deemed appropriate by the adviser or subadviser.

If a fund purchases a forward foreign currency contract or sells a forward foreign currency contract for non-hedging purposes such as to enhance return, it will segregate cash or liquid securities, of any type or maturity, in an amount equal to the value of the fund’s total assets committed to the consummation of the forward foreign currency contract. The segregated assets will be valued at market daily and if the value of the segregated assets declines, additional cash or securities will be segregated so that the value of the segregated assets will be equal to the amount of the fund’s commitment with respect to such contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. These transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the fund to hedge against a devaluation that is so generally anticipated that the fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

The cost to a fund of engaging in foreign currency transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency are usually conducted on a principal basis, no fees or commissions are involved.

Foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency. When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.

A call option on a foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on a foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if a fund was holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the fund would not have to exercise its put option. Likewise, if a fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the fund would not have to exercise its call. Instead, the fund could acquire in the spot market the amount of foreign currency needed for settlement.

Special risks associated with foreign currency options. Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively undeveloped, and a fund’s ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although a fund will not purchase or write such options unless and until, in the opinion of the adviser or subadviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by most of the same factors that influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

Foreign currency futures transactions. By using foreign currency futures contracts and options on such contracts, the fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency contracts. The fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency contracts.

A foreign currency futures contract sale creates an obligation by the fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of currency futures contracts is effected by entering into an offsetting purchase or sale transaction. An offsetting transaction for a currency futures contract sale is effected by the fund entering into a currency futures contract purchase for the same aggregate amount of currency and same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the fund is immediately paid the difference and realizes a gain, and if the price of the sale is less than the price of the offsetting purchase, the fund pays the difference and realizes a loss. Similarly, the closing out of a currency futures contract purchase is effected by the fund entering into a currency futures contract sale. If the offsetting sale price exceeds the purchase price, the fund realizes a gain, and if the offsetting sale price is less than the purchase price, the fund realizes a loss.

Special risks associated with foreign currency futures contracts and related options. Buyers and sellers of foreign currency futures contracts and related options are subject to the same risks that apply to the use of futures generally. In addition, the risks associated with foreign currency futures contracts and options on futures are similar to those associated with options on foreign currencies, as described above.

Swaps, caps, floors and collars. (All funds except Dreman Small Cap Value Fund) As one way of managing its exposure to different types of investments, a fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same notional amount, for a specified period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund’s investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in a foreign currency, the swap agreement would tend to decrease the fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund’s investments and its share price and yield.

Swap agreements are sophisticated derivative instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a fund’s performance. Swap agreements are subject to risks related to the counterparty’s ability to perform, and may decline in value if the counterparty’s creditworthiness deteriorates. A fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. A fund will segregate cash or liquid securities equal to the net amount, if any, of the excess of the fund’s obligations over its entitlements with respect to swap, cap, collar or floor transactions.

Credit Derivatives. (All funds except Dreman Small Cap Value Fund) A fund may use credit derivatives to provide comparable exposure to fixed income securities that might not be available in the primary market. Credit derivatives include default risk derivatives and market spread derivatives. Default risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms for credit derivatives: swaps, options, and structured securities, each of which is described in more detail above. The use of credit derivatives is a highly specialized activity that involves strategies and risks different from those associated with ordinary portfolio securities transactions. A fund may value credit derivatives at fair value more frequently than other types of portfolio holdings either because market quotations are not available or the adviser or subadviser believes that available market quotations do not accurately represent the credit derivatives’ actual value.

Credit Default Swap Agreements. (All funds except Dreman Small Cap Value Fund) A fund may also enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A fund may be either the buyer or seller in the transaction. If the fund is a buyer and no credit event occurs, a fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a fund would effectively add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or “earmark” cash or liquid assets or enter into certain offsetting positions, with a value at least equal to the fund’s exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or “earmark” cash or liquid assets or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or “earmarking” is intended to make available to the fund assets sufficient to satisfy its obligations with respect to the transaction and to limit any potential leveraging of the fund’s portfolio. Such segregation or “earmarking” will not limit the fund’s exposure to loss.

Total Return Swap Agreements. A fund may use total return swap agreements to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may add leverage to a fund’s portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap. Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to the fund under the contract. Swap agreements also bear the risk that the fund will not be able to meet its obligations to the counterparty.

Generally, funds enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with the fund receiving or paying, as the case may be, only the net amount of the two payments). When a total return swap is entered into on a net basis, the net amount of the excess, if any, of a fund’s obligations over its entitlements with respect to each total return swap is accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess is generally segregated by such fund. If the total return swap transaction is entered into on other than a net basis, the full amount of the fund’s obligations is accrued on a daily basis, and the full amount of the fund’s obligations is usually segregated by the fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost the fund initially to make an equivalent direct investment, plus or minus any amount the fund is obligated to pay or is to receive under the total return swap agreement.

Temporary investments. For temporary and defensive purposes, a fund may invest up to 100% of its total assets in investment grade short-term fixed income securities, including short-term U.S. government securities, negotiable certificates of deposit, non-negotiable fixed time deposits, bankers’ acceptances, commercial paper, floating rate notes, repurchase agreements and other money market instruments. A fund may also hold significant amounts of its assets in cash. Money Market Fund will not take a defensive position because it invests exclusively in investment grade money market securities.

Lending of securities. A fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is secured by cash, U.S. government securities or other collateral according to applicable regulatory requirements. A fund may reinvest any cash collateral in short-term securities and money market funds. When a fund lends portfolio securities, there is a risk that the borrower may fail to return the securities. As a result, a fund may incur a loss or, in the event of the borrower’s bankruptcy, may be delayed in or prevented from liquidating the collateral. A fund may not lend portfolio securities having a total value exceeding one-third of its total assets.

Short-term trading and portfolio turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. A fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or more) involves correspondingly higher brokerage costs that must be borne directly by the fund and thus indirectly by the shareholders, reducing the shareholder’s return. BlackRock Inflation Protected Bond Fund generally has high turnover rates as a result of its active management style and response to volatile markets.

Custodial receipts and trust certificates. The funds may invest in custodial receipts and trust certificates, which may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities or other types of securities in which the funds may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. As a holder of custodial receipts and trust certificates, the funds will bear their proportionate share of the fees and expenses charged to the custodial account or trust. The funds may also invest in separately issued interests in custodial receipts and trust certificates.

Although under the terms of a custodial receipt or trust certificate the funds would be typically authorized to assert their rights directly against the issuer of the underlying obligation, the funds could be required to assert through the custodian bank or trustee any rights against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, the funds may be subject to delays, expenses and risks that are greater than those that would have been involved if the funds had purchased a direct obligation of the issuer. In addition, if the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced by any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments with interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. These instruments include inverse and range floaters. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of fixed income instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information, and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on the tax treatment of the interest or payments received on the derivative instruments and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.

Loan origination, participations and assignments. When the fund is one of the original lenders, it will have a direct contractual relationship with the borrower and can enforce compliance by the borrower with terms of the credit agreement. Original lenders also negotiate voting and consent rights under the credit agreement. Actions subject to lender vote or consent generally require the vote or consent of the holders of some specified percentage of the outstanding principal amount.

The fund may purchase participations in commercial loans which may be secured or unsecured. Loan participations typically represent direct participation in a loan owed by a corporate borrower, and generally are offered by banks, other financial institutions or lending syndicates. The fund may participate in such syndications, or can buy part of a loan, becoming a co-lender. When purchasing loan participations, the fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which the fund invests may not be rated by any nationally recognized rating service.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the fund has direct recourse against the corporate borrower, the fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

The financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of the fund were determined to be subject to the claims of the agent bank’s general creditors, the fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Lenders and Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If the fund does not receive scheduled interest or principal payments on such indebtedness, the fund’s share price and yield could be adversely affected. Loans that are fully secured offer the fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

The fund may invest in loan participations with credit quality comparable to that of issuers of its other fixed income investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the fund bears a substantial risk of losing the entire amount invested.

In applying the fund’s investment restrictions, the fund generally will treat the corporate borrower as the “issuer” of indebtedness held by the fund. In the case of loan participations, where a bank or other lending institution serves as a financial intermediary between the fund and the corporate borrower, and where the participation does not shift to the fund a direct debtor-creditor relationship with the corporate borrower, SEC interpretations require the fund to treat both the lending bank or other lending institution and the corporate borrower as “issuers” for the purposes of applying diversification restrictions. Treating a financial intermediary as an issuer of indebtedness may restrict the fund’s ability to invest in the indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the adviser or subadviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the fund’s net asset value than if that value were based on available market quotations, and could result in significant variations in the fund’s daily share price. Nevertheless, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. Investments in loan participations are considered to be debt obligations for purposes of the investment restriction on lending of funds or assets by the fund.

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the fund. For example, if a loan is foreclosed, the fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the fund relies on the adviser’s or subadviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.

Hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index, or some other interest rate or economic factor (each a “benchmark”) or the relative change in two or more benchmarks. The interest rate or even the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. The terms of the hybrid instrument may provide that in certain circumstances, no principal is due at maturity and, therefore, may result in the loss of the fund’s investments. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrued in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not necessarily bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. Hybrid instruments may also be less liquid and more difficult to accurately price than less complex fixed income investments. The purchase of hybrids also exposes the fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the fund. Unless otherwise noted, no fund will invest more than 5% of its total assets in hybrid instruments.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The fund will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the Commodity Exchange Act.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Delayed funding loans and revolving credit facilities. The fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). Thus they involve the same risks as in writing a put option to purchase the underlying security. To the extent that the fund is committed to advance additional funds, it will at all times segregate or “earmark” liquid assets, in an amount sufficient to meet such commitments.

The fund may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The fund currently intends to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the fund’s limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by a fund.

Event-linked exposure. (All funds except BlackRock Inflation Protected Bond Fund) The fund may obtain event-linked exposure by investing in “event-linked bonds,” or “event-linked swaps,” or implement “event-linked strategies.” Event-linked exposure results in gains that typically are contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. Such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, the fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the risk that specified trigger events will occur, event-linked bonds may also expose the fund to certain unanticipated risks including, but not limited to, issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Short sales. (All funds except AllianceBernstein International Value Fund) Each fund may make short sales of securities as part of its overall portfolio management strategies and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline.

When a fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will incur a loss; conversely, if the price declines, the fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) segregate additional liquid assets so that the amount of collateral and segregated assets will together at least equal the value of securities sold short. No fund intends to enter into short sales (other than those “against the box”) if immediately after such sale the aggregate of the value of all collateral plus the amount of the segregated or “earmarked” assets exceeds one-third of the value of the fund’s total assets. This percentage may be varied by action of the trustees. A short sale is “against the box” to the extent that the fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The funds will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

Investment Restrictions. Each fund has adopted fundamental investment restrictions. These restrictions cannot be changed unless the change is approved by the lesser of: (1) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the affected fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the affected fund.

These fundamental restrictions provide that a fund may not:

1.	Invest 25% or more of its total assets in securities of issuers in any one industry. The United States government and its agencies or instrumentalities are not considered industries for purposes of this restriction.

2.	Borrow money or issue senior securities except to the extent permitted by the 1940 Act.

3.	Make loans to other persons, except loans of securities not exceeding one-third of the fund’s total assets, investments in debt obligations, including loans and interests in loans, whether acquired upon original issuance or in secondary market transactions, and transactions in repurchase agreements.

4.	Underwrite securities of other issuers, except insofar as the fund may be deemed an underwriter under the 1933 Act in selling portfolio securities.

5.	Purchase, sell or invest in real estate, but each fund, subject to its other investment policies and restrictions, may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts and securities secured by real estate or interests therein, and may hold and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the fund’s ownership of such securities.

6.	Invest in commodities or commodity futures contracts, excluding transactions in financial derivative contracts, such as: forward currency contracts; financial futures contracts and options on financial futures contracts; options on securities, currencies and financial indices; and swaps, caps and floors.

7.	All funds except BlackRock Inflation Protected Bond Fund. Make investments that are inconsistent with the status of each fund as a diversified fund.

8.	All funds except BlackRock Inflation Protected Bond Fund. With respect to 75% of the fund’s assets, invest more than 5% of the fund’s assets (taken at market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than: (1) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (2) securities of other investment companies.

The 1940 Act currently prohibits the funds from issuing senior securities or borrowing money, except that each fund, with the exception of Money Market Fund, may borrow from banks or pursuant to reverse repurchase agreements in an amount not exceeding one-third of total assets (including the amount borrowed). Each fund is required to reduce the amount of its borrowings to not more than one-third of total assets within three days after such borrowings first exceed this one-third limitation.

Additional investment restrictions adopted by the funds, which may be changed by the trustees, provide that a fund may not:

1.	Invest more than 15% of its net assets (taken at market value at the time of purchase) in illiquid securities.

2.	Make investments for the purpose of exercising control or management.

3.	Invest in other investment companies except as permitted under the 1940 Act.

4.	All funds except PIMCO Total Return Fund and BlackRock Inflation Protected Bond Fund. Invest more than 5% of its total assets in hybrid instruments.

5.	Enter into short sales (other than those “against the box”) if immediately after such sale, the aggregate of the value of all collateral plus the amount of the segregated or “earmarked” assets exceeds one-third of the value of the fund’s total assets.

Portfolio Holdings. The board of trustees has adopted policies and procedures relating to disclosure of a fund’s portfolio securities. These policies and procedures are designed to provide a framework for disclosing information regarding portfolio holdings, portfolio composition or other portfolio characteristics consistent with applicable regulations of the federal securities laws and general principles of fiduciary duty relating to fund shareholders.

Generally, the adviser will make the funds’ portfolio information available to the public on a monthly basis with an appropriate delay based upon the nature of the information disclosed. The adviser normally will publish the funds’ portfolio holdings thirty (30) days after the end of the month. Such information will be made available on the adviser’s website at www.suncapitaladvisers.com and may be sent to rating agencies, reporting/news services and financial intermediaries, upon request. In addition, each fund makes its portfolio holdings available semi-annually in shareholder reports filed on Form N-CSR and at the end of the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by the federal securities laws.

Each fund may also make certain portfolio information available upon request. A fund may disclose the percentage breakdown of the fund’s investments by country, sector and industry, various volatility measures (such as beta, standard deviation, etc.), market capitalization ranges and other portfolio characteristics (such as alpha, average P/E ratio, etc.) that do not specifically identify the fund’s portfolio securities.

The Trust’s Chief Compliance Officer and Chief Legal Officer, acting jointly, are authorized to approve the disclosure of a fund’s full or partial portfolio holdings prior to the date such information is generally made public to certain entities, including rating agencies, plan sponsors, prospective separate account clients, consultants and other financial intermediaries. Third parties must agree: (i) to limit use of that information to a stated business purpose which does not conflict with the interests of a fund’s shareholders, (ii) to use the information only for such authorized purpose, and (iii) not to trade on such information. The Trust’s Chief Compliance Officer and Chief Legal Officer will make a determination before approving any agreement with a third party that such arrangement will not be detrimental to the interests of the fund’s shareholders.

The board of trustees has approved this portfolio holdings disclosure policy and exercises oversight by requiring the Trust’s Chief Compliance Officer to provide reports, at least annually, on its implementation and also requires that the Trust’s Chief Compliance Officer monitor compliance with the policy. None of the adviser, subadvisers or any fund receives any compensation or other consideration from these arrangements for the release of the funds’ portfolio holdings information.

Except as described above, a fund does not provide or permit others to provide information about the fund’s portfolio holdings on a selective basis. However, the policy is not intended to prevent the disclosure of any and all portfolio information to a fund’s service providers. These service providers include the adviser: Sun Capital Advisers LLC; the subadvisers: Ibbotson, Dreman, Invesco Aim, AllianceBernstein, PIMCO, and BlackRock; the Trust’s custodian and fund accounting agent: State Street Bank and Trust Company; principal underwriter: Clarendon Insurance Agency, Inc.; independent registered public accounting firm: [                ]; counsel to the funds and service providers: Wilmer Cutler Pickering Hale and Dorr LLP (counsel to the Trust), and Ropes & Gray LLP (counsel to the independent trustees); internal audit personnel of affiliates of the adviser and a proxy voting vendor or a corporate action processor, which generally need access to such information in the performance of their contractual duties and responsibilities, and are subject to duties of confidentiality imposed by law and/or contract.

Furthermore, the adviser and each of the subadvisers other than Dreman provide portfolio holdings information to their service providers in the ordinary course of their business in managing client accounts, including the funds.

The adviser has an ongoing arrangement with Institutional Shareholder Services (“ISS”), which provides proxy voting services. ISS receives portfolio holdings information from the adviser on a daily basis.

The subadvisers have the following ongoing arrangements:

Ibbotson has ongoing arrangements with several of its data providers, namely Morningstar, Inc., Bloomberg and FactSet.

Invesco Aim has ongoing arrangements with their attorneys, securities lending agents, lenders, rating and rankings agencies, proxy voting vendor, pricing vendors, custodian, brokers providing execution and research services, and analysts. In many cases, information may be provided to these parties on a daily basis. Please see Appendix B for a complete list of Invesco Aim’s ongoing relationships, including the identity and role of each party receiving non-public portfolio holdings information regarding AIM Small Cap Growth Fund

AllianceBernstein has ongoing arrangements with RR Donnelley and Data Communique International (their financial printers), ISS (their proxy voting vendor), and Vestek (their data aggregator). Information may be provided to these parties at any time with no time lag.

As of the date of this statement of additional information, PIMCO has no ongoing arrangements with service providers to provide non-public portfolio holdings information regarding PIMCO Total Return Fund.

BlackRock has ongoing arrangements with certain entities regarding certain funds that it manages, including; entities serving as custodian, transfer agent, administrator and accounting service provider for the funds, Deloitte & Touche LLP (fund independent registered public accountant), Morningstar, Inc., Lipper Inc. and S&P (rating agencies), Wall Street on Demand, Thomson Financial and Bloomberg (and other data aggregators used by BlackRock), E.I. Dupont de Nemours and Company, Inc. (the 401(k) plan sponsor for certain BlackRock-advised funds), and Rocaton Investment Advisors, LLC, Mercer Investment Consulting, Watson Wyatt Investment Consulting, Towers Perrin HR Services, Pinnacle West, Callan Associates, Brockhouse & Cooper, Cambridge Associates, Mercer, Morningstar / Investorforce, Russell Investments (Mellon Analytical Solutions) and Wilshire Associates (the consultants for pension plans that invest in certain BlackRock-advised funds). Information is provided to the custodian and administrator daily on a real-time basis.

THE FUNDS’ MANAGEMENT

Trustees and Officers. Each fund is a series of Sun Capital Advisers Trust, a Delaware statutory trust (the “Trust”). The business of the Trust and each fund is managed by the trustees. The trustees elect each fund’s officers who are responsible for the day-to-day operations of the fund and who execute the investment policies approved by the trustees. Several of the funds’ trustees and officers are also directors and officers of the adviser and one or more of its affiliates, each of which is a wholly-owned subsidiary of Sun Life Financial Inc. (“Sun Life Financial”). During the fiscal year ended December 31, 2007, the board of trustees held four meetings.

The table below provides more information about the funds’ trustees and officers.

Name, Address, Age and Position(s) with the Trust	Term of Office and Length of Time Served [1]	Principal occupation(s) during past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee
Independent Trustees

Michael P. Castellano c/o Sun Capital Advisers Trust; One Sun Life Executive Park; Wellesley Hills, MA 02481 Born: 1941 Trustee	Since February, 2005.	Retired.	12	None.

Name, Address, Age and Position(s) with the Trust	Term of Office and Length of Time Served [1]	Principal occupation(s) during past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee
Dawn-Marie Driscoll c/o Sun Capital Advisers Trust; One Sun Life Executive Park; Wellesley Hills, MA 02481 Born: 1946 Trustee	Since June, 2007.	President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley College; Directorships: Advisory Board, Center for Business Ethics, Bentley College; Trustee, Southwest Florida Community Foundation (charitable organization); Former Directorships: Investment Company Institute; Former Memberships: Executive Committee of the Independent Directors Council of the Investment Company Institute.	12	Trustee, DWS Scudder Funds (New York) Board (92 mutual funds) since 1987.

William N. Searcy, Jr. c/o Sun Capital Advisers Trust; One Sun Life Executive Park; Wellesley Hills, MA 02481 Born: 1946 Trustee, Chairman of the Board	Trustee since October, 1998; Chairman since 2005.	Retired. Pension and savings trust officer, Sprint Corp. 1989 – 2004.	12	Trustee, DWS Scudder Funds (New York) Board (92 mutual funds) since 1993.

Name, Address, Age and Position(s) with the Trust	Term of Office and Length of Time Served [1]	Principal occupation(s) during past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee
Interested Trustee

James M.A. Anderson [2] 150 King Street West Toronto, Ontario M5H 1J9 Born: 1949 President, Chief Executive Officer and Trustee	Since October, 1998.	Executive Vice President and Chief Investment Officer, Sun Life Assurance Company of Canada since 2005. President, Chief Investment Officer and Manager, Sun Capital Advisers LLC, since 1998. Associated with Sun Life Financial since 1970.	12	Director, Sun Life of Canada (U.S.) SPE 97-I, Inc. since 2003; Director, Crosspointe Shops I LLC since 2004; Director, Crosspointe Shops II LLC since 2004.

Name, Address, Age and Position(s) with the Trust	Term of Office and Length of Time Served	Principal occupation(s) during past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee
Officers

James F. Alban [2] One Sun Life Executive Park; Wellesley Hills, MA 02481 Born: 1962 Chief Financial Officer and Treasurer	Since October, 1998; Serves at the discretion of the Trustees.	Managing Director and Chief Financial Officer, Sun Capital Advisers LLC since 2000. Associated with Sun Life Financial since 1998.	N/A	N/A

Joseph L. Ciardi [2] One Sun Life Executive Park; Wellesley Hills, MA 02481 Born: 1967 Chief Compliance Officer	Since May, 2006; Serves at the discretion of the Trustees.	Chief Compliance Officer, Sun Capital Advisers LLC since 2006. Deputy Chief Compliance Officer and Senior Vice President, Canaccord Adams Inc. (an independent financial services firm) since 1996 – 2006.	N/A	N/A

John W. Donovan [2] One Sun Life Executive Park; Wellesley Hills, MA 02481 Born: 1965 Vice President	Since August, 2002; Serves at the discretion of the Trustees.	Managing Director, Sun Capital Advisers LLC since 2003. Associated with Sun Life Financial since 2001.	N/A	N/A

Richard R. Gable [2] One Sun Life Executive Park; Wellesley Hills, MA 02481 Born: 1970 Vice President	Since February, 2005; Serves at the discretion of the Trustees.	Managing Director, Sun Capital Advisers LLC since 2006. Associated with Sun Life Financial since 1998.	N/A	N/A

Diana R. Gonzalez [2] One Sun Life Executive Park; Wellesley Hills, MA 02481 Born: 1978 Assistant Secretary	Since May, 2008; Serves at the discretion of the Trustees.	Counsel, Sun Capital Advisers LLC since 2008. Senior Compliance Manager, Bank of America since 2006 - 2008. Senior Proxy Analyst, Fidelity Management & Research, Co. since 2004 - 2006.	N/A	N/A

Evan S. Moskovit [2] One Sun Life Executive Park; Wellesley Hills, MA 02481 Born: 1965 Vice President	Since August, 2002; Serves at the discretion of the Trustees.	Senior Managing Director, Sun Capital Advisers LLC since 2002. Associated with Sun Life Financial since 1989.	N/A	N/A

Name, Address, Age and Position(s) with the Trust	Term of Office and Length of Time Served	Principal occupation(s) during past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee
Maura A. Murphy, Esq [2] One Sun Life Executive Park; Wellesley Hills, MA 02481 Born: 1960 Secretary	Since October, 1998; Serves at the discretion of the Trustees.	Managing Director and General Counsel, since 2000, and Secretary since 1998, Sun Capital Advisers LLC. Assistant Vice President and Senior Counsel, Sun Life Assurance Company of Canada (U.S.). Associated with Sun Life Financial since 1998.	N/A	N/A

Thomas V. Pedulla [2] One Sun Life Executive Park; Wellesley Hills, MA 02481 Born: 1966 Vice President	Since February, 2003; Serves at the discretion of the Trustees.	Senior Managing Director, Sun Capital Advisers LLC since 2000. Associated with Sun Life Financial since 1991.	N/A	N/A

Leo D. Saraceno [2] One Sun Life Executive Park; Wellesley Hills, MA 02481 Born: 1962 Vice President	Since November, 2001; Serves at the discretion of the Trustees.	Senior Managing Director, Sun Capital Advisers LLC since 2001. Associated with Sun Life Financial since 1986.	N/A	N/A

Michael A. Savage [2] One Sun Life Executive Park; Wellesley Hills, MA 02481 Born: 1964 Vice President	Since August 2002; Serves at the discretion of the Trustees.	Managing Director, Sun Capital Advisers LLC since 2003. Associated with Sun Life Financial since 1993.	N/A	N/A

Bonnie L. Ward [2] One Sun Life Executive Park; Wellesley Hills, MA 02481 Born: 1950 Vice President	Since May 2006; Serves at the discretion of the Trustees.	Director, Sun Capital Advisers LLC since 2004. Associated with Sun Life Financial since 1973.	N/A	N/A

Name, Address, Age and Position(s) with the Trust	Term of Office and Length of Time Served	Principal occupation(s) during past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee
Steven P. Wyman [2] One Sun Life Executive Park; Wellesley Hills, MA 02481 Born: 1961 Vice President	Since August 2002; Serves at the discretion of the Trustees.	Senior Managing Director, Sun Capital Advisers LLC since 2002. Associated with Sun Life Financial since 1997.	N/A	N/A

[1]

A trustee serves until his successor is elected or the Trust terminates; except that: (a) any trustee may resign by delivering to the other trustees or to any Trust officer a written resignation, (b) any trustee may be removed with or without cause by a written instrument signed by at least a majority of the then trustees, specifying the effective date of removal, (c) any trustee who requests to be retired, or who is declared bankrupt or has become physically or mentally incapacitated or is otherwise unable to serve, may be retired by a written instrument signed by a majority of the other trustees, specifying the effective date of retirement, (d) the mandatory retirement age for any trustee that is not an interested person of the Trust is 72 years of age and the effective date of such mandatory retirement is December 31 of the calendar year during which such trustee turned 72 years of age, and (e) any trustee may be removed by at least a two-thirds vote of the outstanding shares of shareholders at any meeting of the shareholders.

[2]	An interested person of the funds for purposes of Section 2(a)(19) of the 1940 Act as a result of such person’s employment with the adviser or its affiliates.

None of the Trust’s trustees or officers has any arrangement with any other person pursuant to which he or she was selected as trustee or officer.

The board of trustees has established an Audit Committee, consisting of three members, including a Chairman of the Committee. The members of the Audit Committee are Michael P. Castellano (Chairman), Dawn-Marie Driscoll, and William N. Searcy, Jr. (the “independent trustees”). The functions performed by the Audit Committee of independent trustees include overseeing the integrity of the Trust’s accounting policies, financial reporting process and system of internal controls regarding finance and accounting. The Audit Committee also monitors the independence and performance of the Trust’s independent auditors and is intended to provide an open avenue of communication among the independent auditors, Trust management and the board of trustees. This Committee held two meetings during the fiscal year ended December 31, 2007.

The board of trustees has also established a Valuation Committee consisting of five members, including all of the independent trustees. The Valuation Committee members are James F. Alban, James M.A. Anderson, Michael P. Castellano, Dawn-Marie Driscoll, and William N. Searcy, Jr. The function of the Valuation Committee is to determine the value of securities held by the funds in instances where market quotations are not readily available or are considered unreliable. The Valuation Committee held 16 meetings during the fiscal year ended December 31, 2007. Pursuant to Valuation Procedures adopted by the board of trustees on November 14, 2007, the trustees have delegated general responsibility for day-to-day valuation functions to an Internal Pricing Committee, which must refer certain matters to the Valuation Committee.

The board of trustees has also established a Dividend Committee consisting of three members. The Dividend Committee members are James F. Alban, James M.A. Anderson and Susan J. Walsh. The function of the Dividend Committee is to declare dividends necessary to meet federal income and excise tax requirements. The Dividend Committee held two meetings during the fiscal year ended December 31, 2007.

The board of trustees has also established a Nominating and Governance Committee consisting of three members who are independent trustees, including a Chairman of the Committee. The Nominating and Governance Committee members are Michael P. Castellano, Dawn-Marie Driscoll (Chairman), and William N. Searcy, Jr. The functions of the Nominating and Governance Committee are: (i) to identify and review the qualifications of candidates to serve as independent trustees and determine whether to nominate candidates to the board of trustees and (ii) to oversee and make recommendations to the board regarding fund governance-related matters, including, but not limited to: board compensation practices, retirement policies, self-evaluations of effectiveness, review of possible conflicts of interest and independence issues involving trustees, and allocations of assignments and functions of board committees.

The Nominating and Governance Committee will consider independent trustee candidates recommended by the shareholders of any fund (i.e., the underlying variable annuity or variable life insurance contract owner). Any recommendation should be submitted in writing to the Secretary of the Trust. Any submission by shareholders should include at a minimum the following information as to each individual proposed for election or re-election as an independent trustee: the name, age, business address, residence address and principal occupation or employment of such individual, and all other information relating to such individual that is required to be disclosed in solicitation of proxies for the election of trustees and other information as required by the Nominating and Governance Committee. Any such submission must also be submitted by such date and contain such other information as may be specified in the Trust’s By-laws. The Nominating and Governance Committee held two meetings during the fiscal year ended December 31, 2007.

Set forth in the table below is the dollar range of equity securities held in the funds and the aggregate dollar range of securities in the fund complex beneficially owned by each trustee as of December 31, 2007.

Name of Trustee	Name of Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Michael P. Castellano	N/A	None	None
Dawn-Marie Driscoll*	N/A	None	None
William N. Searcy, Jr.	N/A	None	None
James M.A. Anderson**	N/A	None	None

*	Elected as trustee effective June 2007.
**	An interested person of the funds for purposes of Section 2(a)(19) of the 1940 Act.

The funds sell their shares exclusively to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. As a result, it should be noted that shares of the funds cannot be purchased directly by individual investors, including the trustees. Shares of the funds are offered exclusively through variable annuity and variable life products. As of December 31, 2007, the trustees and officers of the Trust as a group owned none of the outstanding shares of beneficial interest in any of the funds constituting series of the Trust as of such date.

Trustee Compensation. The Trust pays the trustees who are not interested persons of the Trust or the adviser for their service as trustees. The trustees who are not affiliated as an officer or employee of the adviser or any of its affiliates each receive from the Trust an annual fee of $18,000, a $2,625 fee for each in-person trustees meeting attended, a $1,000 fee for certain telephonic trustees meetings attended, a $1,375 fee for each committee meeting attended, plus reimbursement for out-of-pocket expenses incurred in attending such meetings. The Independent Chairman of the board (Mr. Searcy) receives from the Trust an annual retainer of $11,000 for services as Chairman. The Chairmen of the Audit Committee (Mr. Castellano) and Nominating and Governance Committee (Ms. Driscoll) receive an annual retainer of $4,000 and $2,000, respectively. The following table sets forth the total fees which were paid to the trustees by the Trust as of the funds’ fiscal year ended December 31, 2007. No portion of these fees were paid by Ibbotson Moderate Fund, Ibbotson Balanced Fund, Ibbotson Growth Fund, Dreman Small Cap Value Fund, AIM Small Cap Growth Fund, AllianceBernstein International Value Fund, PIMCO Total Return Fund, and BlackRock Inflation Protected Bond Fund since these funds had not yet commenced operations as of December 31, 2007. The trustees who are officers or employees of the adviser or its affiliates in the Sun Life Financial group of companies are not paid by the Trust for their service as trustees.

Name of Independent Trustee	Aggregate Compensation Received From the Funds*	Pension or Retirement Benefits Accrued (As Part of Funds’ Expenses)	Estimated Annual Benefits Upon Retirement	Total Compensation from the Funds and Fund Complex*
Michael P. Castellano	$38,000	$0	$0	$38,000
Dawn-Marie Driscoll**	$34,000	$0	$0	$34,000
Anthony C. Paddock***	$37,000	$0	$0	$37,000
William N. Searcy, Jr.	$57,250	$0	$0	$57,250

*	As of the date of this SAI, there are 20 funds in the fund complex.
**	Elected as trustee effective June 2007.
***	Retired as trustee effective December 31, 2007.

Material Relationships of the Independent Trustees. For the purposes of the statements below: the immediate family members of any person are their spouse, children in the person’s household (including step and adoptive children) and any dependent of the person; an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person; a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act, in each case for which the adviser, any subadviser or any of their affiliates acts as investment adviser. For example, the related funds include all of the funds of the Trust.

As of December 31, 2007, none of the independent trustees, nor any of the members of their immediate families, owned beneficially or of record any securities issued by the adviser, any subadviser or any other entity in a control relationship to the adviser or any subadviser. During the calendar years of 2006 and 2007, none of the independent trustees, nor any member of their immediate families, had any direct or indirect interest (the value of which exceeds $120,000), whether by contract, arrangement or otherwise, in the adviser or any subadviser or any other entity in a control relationship to the adviser or any subadviser. During the calendar years 2006 and 2007, none of the independent trustees, nor any member of their immediate families, had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $120,000 and to which any of the following were a party (each, a “fund-related party”): (i) the funds, (ii) an officer of any of the funds, (iii) a related fund, (iv) an officer of any related fund, (v) the adviser or any subadviser; (vi) any affiliate of the adviser or any subadviser; or (vii) an officer of any such affiliate.

During the calendar years 2006 and 2007, none of the independent trustees, nor any members of their immediate families, had any relationship (the value of which exceeds $120,000) with any fund-related party, including, but not limited to, relationships arising out of: (i) the payments for property and services, (ii) the provisions of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate), or (iv) the provision of consulting services.

During the calendar years 2006 and 2007, none of the independent trustees, nor any member of their immediate families, had any position, including as an officer, employee, director or partner, with any of: (i) the Trust, (ii) an officer of the Trust, (iii) a related fund, (iv) an officer of any related fund, (v) Sun Capital, or (vi) any other entity in a control relationship to the Trust.

The Investment Adviser. Sun Capital Advisers LLC, the funds’ investment adviser, is located at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. The adviser is an indirect wholly-owned subsidiary of Sun Life Financial. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), with common shares listed on the Toronto, New York, and Philippine stock exchanges. Sun Life Financial and its affiliates currently transact business in Canada, the United States, the United Kingdom, Asia and South America.

The adviser is a Delaware limited liability company and a registered investment adviser.

Terms of the Investment Advisory Agreements and the Investment Advisory and Management Agreements.

Each fund has entered into either an investment advisory agreement or an investment advisory and management agreement with the adviser which was approved by the fund’s trustees. Under the terms of each agreement, the adviser furnishes an investment program for the fund and determines, subject to the overall supervision and review of the trustees, which investments should be purchased, held, sold or exchanged and provides supervision over all aspects of the fund’s operations, except those which are delegated to a custodian, transfer agent or other agent. In the case of Ibbotson Moderate Fund, Ibbotson Balanced Fund and Ibbotson Growth Fund, the adviser has engaged Ibbotson Associates, Inc. to serve as subadviser to perform its investment management duties. In the case of Dreman Small Cap Value Fund, the adviser has engaged Dreman Value Management, L.L.C. to perform its investment management duties. In the case of AIM Small Cap Growth Fund, the adviser has engaged Invesco Aim Advisors, Inc. to serve as subadviser to perform its investment management duties. In the case of AllianceBernstein International Value Fund, the adviser has engaged AllianceBernstein L.P. to serve as subadviser to perform its investment management duties. In the case of PIMCO Total Return Fund, the adviser has engaged Pacific Investment Management Company, LLC to serve as subadviser to perform its investment management duties. In the case of BlackRock Inflation Protected Bond Fund, the adviser has engaged BlackRock Financial Management, Inc. to serve as subadviser to perform its investment management duties. The adviser has entered into agreements with Sun Life Assurance Company of Canada (U.S.) to utilize the resources and personnel of the company.

The Investment Advisory Agreements.

Those funds which have entered into an investment advisory agreement are Ibbotson Moderate Fund, Ibbotson Balanced Fund, Ibbotson Growth Fund, Dreman Small Cap Value Fund, AIM Small Cap Growth Fund, and AllianceBernstein International Value Fund. With respect to these funds, each fund bears the cost of its operations not expressly assumed by the adviser or another service provider. These costs may include, but are not limited to: (i) charges and expenses for fund accounting, pricing and appraisal services and related overhead, including, to the extent such services are performed by personnel of the adviser, or its affiliates, office space and facilities and personnel compensation, training and benefits; (ii) charges and expenses of auditors; (iii) charges and expenses of any custodian, administrator, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the Trust; (iv) issue and transfer taxes chargeable to the Trust in connection with securities transactions to which the Trust is a party; (v) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and corporate fees payable by the Trust to federal, state or other governmental agencies; (vi) fees and expenses involved in registering and maintaining registrations of the Trust and/or its shares with the Commission, state securities agencies and foreign jurisdictions, including the preparation of prospectuses and statements of additional information for filing with such regulatory agencies; (vii) all expenses of shareholders’ and trustees’ meetings and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (viii) charges and expenses of legal counsel to the Trust and the trustees; (ix) if applicable, any distribution fees paid by the Trust in accordance with Rule 12b-1 promulgated by the Commission pursuant to the 1940 Act; (x) compensation of those trustees of the Trust who are not affiliated with or interested persons of the adviser or the Trust (other than as trustees); (xi) the cost of preparing and printing share certificates; and (xii) interest on borrowed money, if any.

Each of these funds pays a fee quarterly to the adviser for its advisory services equal on an annual basis to a stated percentage of its average daily net assets as follows:

Fund	Asset Level	Fee
Ibbotson Moderate Fund	All	0.125%
Ibbotson Balanced Fund	All	0.125%
Ibbotson Growth Fund	All	0.125%
Dreman Small Cap Value Fund	$ 0 to $ 250 million	0.90%
	over $ 250 million	0.85%
AIM Small Cap Growth Fund	$ 0 to $ 250 million	0.95%
	over $ 250 million	0.90%
AllianceBernstein International Value Fund	All	0.63%

The funds had not yet commenced operations as of December 31, 2007, so none of the funds have paid an advisory fee to the adviser in any of the past three fiscal years.

The Investment Advisory and Management Agreements.

Those funds which have entered into an investment advisory and management agreement are PIMCO Total Return Fund and BlackRock Inflation Protected Bond Fund.

With respect to these funds, in addition to providing advisory services, the adviser is responsible for arranging all the services necessary for the funds’ ordinary operations. The adviser acts as a liaison among the various service providers to the funds and the insurance company or companies to which the funds offer their shares, and provides supervision over all aspects of the fund’s operations, except those which are delegated to a custodian, transfer agent or other agent.

For its advisory and management services to these funds, the adviser is paid a single, unified management fee. Out of that fee, the adviser pays for all of the ordinary expenses of managing and operating the fund, which include: (i) the fees, to the extent relating to the fund, for custodial, transfer agency, portfolio accounting, auditing, pricing and appraisal, dividend disbursing and ordinary legal services of external legal counsel to the Trust; (ii) fidelity bond insurance premiums; (iii) premiums for trustees and officers errors and omissions insurance (other than insurance exclusively for trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust), (iv) the compensation (if any) of the trustees and officers who are affiliated with the adviser; (v) industry association dues; (vi) the fund’s share of any commitment fee, facility fee, syndication or origination fee and interest charges for monies borrowed by the Trust on behalf of the fund, in each case, under a credit line maintained by the Trust; (vii) federal and state share registration fees; (viii) the costs of the preparation, printing and mailing of prospectuses and statements of additional information, shareholder reports, proxy statements and information statements except to the extent the responsibility of another party other than the fund, (ix) the cost and expense of shareholder and trustees’ meetings except to the extent the responsibility of another party other than the fund; and (x) all other expenses associated with the ordinary operations of the fund.

Under the investment advisory and management agreements, each fund pays directly: (i) all brokerage commissions and dealer or underwriter spreads payable on portfolio brokerage transactions of the fund, including any portion paid in consideration of “research services” within the meaning of that term under Section 28(e) of the Exchange Act; (ii) fees pursuant to a plan adopted under Rule 12b-1 under the 1940 Act; (iii) fees and expenses which are approved by the board and allocable as “class expenses” (as that term is defined in Rule 18f-3 under the 1940 Act) to: (x) the “Service Class” of shares of the fund (or any class that is a successor thereto); and (y) any class of shares that may be established after the date hereof pursuant to a plan adopted pursuant to Rule 18f-3 under the 1940 Act; (iv) the fees and expenses of trustees who are not “interested persons” of the Trust (including counsel fees and costs); (v) premiums for trustees and officers errors and omissions insurance exclusively for persons who are not “interested persons” of the Trust; (vi) salaries and other compensation of any of the Trust’s officers or employees who are not officers, employees, directors, managers or members of the adviser or any subadviser of the fund, or any affiliate of the adviser or such subadviser; (vii) expenses incurred in securities lending, directed brokerage, brokerage recapture and similar revenue producing activities as approved by the Trust’s board; and (viii) all extraordinary expenses, including interest charges other than those described above in connection with borrowing under a credit line maintained by the Trust; fees paid in lieu of dividends with respect to securities sold short; taxes; costs of litigation, other legal proceedings or claims and other extraordinary legal expenses or expenses for special consulting, expert or similar services in connection therewith; and the amount of any indemnities paid by the fund.

Under the investment advisory and management agreements, each fund pays a unified management fee to the adviser on a monthly basis for its advisory and management services. Each fee is calculated based on a stated percentage of the fund’s average daily net assets, as follows:

Fund	Asset Level	Fee
PIMCO Total Return Fund	All	0.65%
BlackRock Inflation Protected Bond Fund	All	0.65%

The funds had not yet commenced operations as of December 31, 2007, so none of the funds have paid a unified management fee to the adviser in any of the past three fiscal years.

The Expense Limitations on the Investment Advisory Agreements and Investment Advisory and Management Agreements.

From time to time, the adviser may reduce its fee or make other arrangements to limit a fund’s expenses to a specified percentage of average daily net assets. The adviser has contractually agreed not to impose all or a portion of its advisory fees and to reimburse each fund’s non-management expenses and, if necessary under an investment advisory and management agreement, to limit other ordinary operating expenses to the amounts shown in the table below. The adviser has contractually agreed to maintain the expense limits until at least the later of April 30, 2009 or two years from the date assets are transferred into the fund in accordance with an order issued by the Securities and Exchange Commission (the “SEC”). To the extent that a fund’s total expense ratio falls below its expense limit, the adviser reserves the right to be reimbursed for management fees waived, and fund expenses paid by it under an investment advisory and management agreement, during the prior two fiscal years.

Fund	Contractual Expense Limitation
	Initial Class	Service Class
Ibbotson Moderate Fund	0.20%	0.45%
Ibbotson Balanced Fund	0.20%	0.45%
Ibbotson Growth Fund	0.20%	0.45%
Dreman Small Cap Value Fund	1.15%	1.40%
AIM Small Cap Growth Fund	1.15%	1.40%
AllianceBernstein International Value Fund	0.75%	1.00%
PIMCO Total Return Fund	0.65%	0.90%
BlackRock Inflation Protected Bond Fund	0.65%	0.90%

The funds had not yet commenced operations as of December 31, 2007, so none of the funds have received a fee waiver for advisory fees or unified management fees due to the adviser in any of the past three fiscal years.

Pursuant to the investment advisory and investment advisory and management agreements, the adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the funds in connection with the matters to which its respective contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the adviser in the performance of its duties or from its reckless disregard of the obligations and duties under the applicable agreement.

Under each investment advisory and each investment advisory and management agreement, each fund may use the name “Sun Capital” or any name derived from or similar to this name only for as long as the investment advisory or investment advisory and management agreement or any extension, renewal or amendment of the agreement remains in effect. If a fund’s investment advisory or investment advisory and management agreement is no longer in effect, the fund will cease to use such name or any other name indicating that it is advised by or otherwise connected with the adviser. In addition, the adviser may grant the non-exclusive right to use the name “Sun Capital” or any similar name to any other corporation or entity, including but not limited to any investment company of which any Sun Life Financial subsidiary, any affiliate of the company or any successor to the business of the company is the investment adviser.

After an initial two-year period, each investment advisory and each investment advisory and management agreement will continue in effect from year to year for each fund if approved by either the vote of the fund’s shareholders (if a shareholder vote is required) or the trustees, including a vote of a majority of the trustees who are not parties to the agreement or “interested persons” of any such party, cast at a meeting called for such purposes. Each investment advisory and investment advisory and management agreement may be terminated on 60 days’ written notice by any party or by a vote of a majority of the outstanding voting securities of the affected fund and will terminate automatically if assigned.

The Subadvisers. The Trust and the adviser have engaged the services of Ibbotson Associates, Inc., in the case of Ibbotson Moderate Fund, Ibbotson Balanced Fund, and Ibbotson Growth Fund; Dreman Value Management, L.L.C., in the case of Dreman Small Cap Value Fund; Invesco Aim Advisors, Inc., in the case of AIM Small Cap Growth Fund; AllianceBernstein L.P., in the case of AllianceBernstein International Value Fund; Pacific Investment Management Company, LLC, in the case of PIMCO Total Return Fund; and BlackRock Financial Management, Inc., in the case of BlackRock Inflation Protected Bond Fund, to assist with the portfolio management of each fund. Each subadviser discharges its responsibilities to the applicable fund subject to the policies of the board of trustees and the oversight and supervision of the adviser. Additional information about each subadviser is set forth in the prospectus.

Ibbotson Associates, Inc. (“Ibbotson”), 225 North Michigan Avenue, Suite 700, Chicago, Illinois 60601, serves as subadviser to Ibbotson Moderate Fund, Ibbotson Balanced Fund, and Ibbotson Growth Fund. Ibbotson is a registered investment adviser and wholly owned subsidiary of Morningstar, Inc. As of December 31, 2007, Ibbotson had assets under management of approximately $53.6 billion.

Dreman Value Management, LLC (“Dreman”), 520 East Cooper Avenue, Suite 230-4, Aspen, CO 81611, serves as subadviser to Dreman Small Cap Value Fund. Dreman was formed in 1997 as the successor firm to Dreman Value Advisors Inc., which was founded in 1977 by David N. Dreman. Mr. Dreman controls a majority interest in Dreman, which is 100% employee-owned. Dreman provides investment advice to separately managed accounts, insurance company separate accounts, and wrap programs offered to large institutional investors and high-net worth clients. Dreman also provides investment subadvisory services to ten other mutual funds. As of December 31, 2007, Dreman has assets under management of approximately $18.8 billion.

Invesco Aim Advisors, Inc. (“Invesco Aim”), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as subadviser to AIM Small Cap Growth Fund. Invesco Aim has served as an investment advisor since its organization in 1976, and, together with its subsidiaries, advises or manages over 225 investment portfolios, including the AIM Small Cap Growth Fund, encompassing a broad range of investment objectives. As of December 31, 2007, Invesco Aim has assets under management of approximately $166 billion.

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, NY 10105, serves as subadviser to AllianceBernstein International Value Fund. AllianceBernstein is a leading international investment adviser supervising client accounts with assets, as of December 31, 2007, totaling approximately $800 billion (of which approximately $103 billion represented assets of investment companies).

Pacific Investment Management Company LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, California 92660, serves as subadviser to PIMCO Total Return Fund. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2007, PIMCO had approximately $746.2 billion in assets under management.

BlackRock Financial Management, Inc. (“BlackRock”), 40 E. 52nd Street, New York, NY 10022, serves as subadviser to BlackRock Inflation Protected Bond Fund. BlackRock is an affiliate of BlackRock Advisors, LLC, a wholly owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with approximately $1.357 trillion in assets under management as of December 31, 2007. BlackRock, Inc. is an affiliate of the PNC Financial Services Group, Inc. and Merrill Lynch & Co., Inc. BlackRock has been an investment adviser since 1994.

Terms of Subadvisory Agreements. For each subadvised fund, the subadviser has entered into a subadvisory agreement with the adviser and the Trust on behalf of the fund. The subadviser is responsible for providing the subadvised fund with advice concerning the investment management of that fund’s portfolio. This advice must be consistent with the investment objectives and policies of the subadvised fund. The subadviser determines what securities shall be purchased, sold or held for the subadvised fund and what portion of the fund’s assets are held uninvested.

The adviser pays each subadviser out of its own resources; none of the subadvised funds has an obligation to pay the subadviser. Each subadviser’s subadvisory fee rate is based on a stated percentage of each subadvised fund’s average daily net assets as follows:

Fund	Asset Level	Fee
Ibbotson Moderate Fund	All	0.08	%*
Ibbotson Balanced Fund	All	0.08	%*
Ibbotson Growth Fund	All	0.08	%*
Dreman Small Cap Value Fund	$ 0 to $ 100 million $ 100 to $ 250 million Over $ 250 million	0.50 0.45 0.40	% % %
AIM Small Cap Growth Fund	$ 0 to $ 250 million Over $ 250 million	0.60 0.55	% %
AllianceBernstein International Value Fund	$ 0 to $ 1 billion Over $ 1 billion	0.35 0.25	% %
PIMCO Total Return Fund	All	0.25%
BlackRock Inflation Protected Bond Fund	$ 0 to $ 100 million $ 100 to $ 300 million $ 300 to $ 500 million Over $ 500 million	0.15 0.10 0.08 0.05	% % % %

*	subject to a minimum annual fee of $100,000 for the first year of the fund’s operations, and thereafter to a $300,000 annual fee.

The funds had not yet commenced operations as of December 31, 2007, so no subadvisory fees have been paid by the adviser on behalf of any fund to its subadviser in any of the last three fiscal years.

Each subadviser is responsible for bearing its own costs of providing services to a subadvised fund. Each subadviser will not be responsible for: (i) the subadvised fund’s legal, auditing and accounting expenses; (ii) expenses of maintenance of the subadvised fund’s books and records, including computation of the subadvised fund’s daily net asset value per share and dividends; (iii) interest, taxes, governmental fees and membership dues incurred by the subadvised fund; (iv) fees of the subadvised fund’s custodians, transfer agents, registrars or other agents; (v) expenses of preparing the subadvised fund’s share certificates; (vi) expenses relating to the redemption or repurchase of the subadvised fund’s shares; (vii) expenses of registering and qualifying the subadvised fund’s shares for sale under applicable federal and state laws; (viii) expenses of preparing, setting in print, printing and distributing prospectuses, reports, notices and dividends to subadvised fund investors (except that each subadviser will be responsible for costs associated with supplements to such documents and regulatory filing requirements necessitated by a change of control of the subadviser or a change in the portfolio manager or managers assigned by the subadviser to manage the subadvised fund); (ix) cost of subadvised fund stationery; (x) costs of trustee, shareholder and other meetings of the Trust or the subadvised fund (except that each subadviser will be responsible for costs necessitated by any change of control of the subadviser); (xi) traveling expenses of officers, trustees and employees of the Trust or the subadvised fund; (xii) fees of the Trust’s trustees and salaries of any officers or employees of the Trust or the subadvised fund; and (xiii) the subadvised fund’s pro rata portion of premiums on any fidelity bond and other insurance covering the Trust or the subadvised fund and their officers and trustees.

Under each subadvisory agreement, the subadviser is responsible for making specific decisions to buy and sell securities for the subadvised fund. Each subadviser is also responsible for selecting brokers and dealers to effect these transactions and negotiating, if possible, brokerage commissions and dealers’ charges.

The adviser is indemnified against certain liabilities it may incur in its official capacity as investment adviser to funds in the Trust that are subadvised, including Ibbotson Moderate Fund, Ibbotson Balanced Fund, Ibbotson Growth Fund, Dreman Small Cap Value Fund, AIM Small Cap Growth Fund, AllianceBernstein International Value Fund, PIMCO Total Return Fund, and BlackRock Inflation Protected Bond Fund.

Each subadviser of these funds is similarly indemnified against certain liabilities it incurs in its official capacity as subadviser to a given fund. The indemnification of each subadviser and the adviser is provided in the subadvisory agreement entered into on behalf of each fund, between its subadviser, the adviser, and the trust (each, a “subadvisory agreement,” and collectively, the “subadvisory agreements”). The general effect of these subadvisory agreements is described in the following paragraphs, with terms and conditions only applicable to certain funds noted as such.

Under the subadvisory agreements, a subadviser is not liable for any loss sustained by reason of the adoption of any investment policy, or the purchase, sale, or retention of any security on the recommendation of the subadviser, regardless whether the recommendation was based upon the subadviser’s own investigation and research or upon investigation and research made by any other individual, firm or corporation, assuming the recommendation was made and any other individual, firm, or corporation was selected, with due care and in good faith. No subadviser will be indemnified, however, for any liability it causes to the adviser, the fund or its shareholders as a result of: (a) the subadviser’s causing the fund to be in violation of any applicable federal or state law, rule or regulation or any investment policy or restriction set forth in the fund’s prospectus or statement of additional information or any written guidelines or instruction provided in writing by the trust’s board of trustees or adviser; (b) the subadviser’s causing the fund to fail to satisfy the diversification requirements of § 817 (h) of Subchapter L of the Internal Revenue Code of 1986, as amended (the “Code”), or the diversification or source of income requirements of Subchapter M of the Code; or (c) the subadviser’s willful misfeasance, bad faith, or gross negligence generally in the performance of its duties or its reckless disregard of its obligations and duties under the subadvisory agreement.

Under the subadvisory agreements, a subadviser is obliged to indemnify and hold harmless the adviser, its affiliated persons and the fund (collectively, the “indemnified persons”) to the fullest extent permitted by law against any and all loss, damage, judgments, fines, amounts paid in settlement and attorneys fees incurred by any indemnified person to the extent resulting, in whole or in part, from any of the subadviser’s acts or omissions specified in (a), (b) or (c) above, any breach by the subadviser of any duty or warranty in the subadvisory agreement, or inaccuracy of any representation by the subadviser, made in connection with the subadvisory agreement. However, no indemnified person is indemnified for liability resulting from its own willful misfeasance, bad faith, or gross negligence in the performance of its duties or reckless disregard of such duties.

Under the subadvisory agreements, the adviser is obliged to indemnify and hold harmless each subadviser to the fullest extent permitted by law against any and all loss, damage, judgments, fines, amounts paid in settlement and attorneys fees incurred by the subadviser to the extent resulting, in whole or in part, from: (x) the adviser’s willful misfeasance, bad faith, or gross negligence generally in the performance of its duties in connection with the subadvisory agreement or its reckless disregard of its obligations and duties under the subadvisory agreement; and (y) any breach of any duty or warranty in the subadvisory agreement by the adviser or any inaccuracy of any representation by the adviser made in connection with the subadvisory agreement. No subadviser will be indemnified, however, for liability resulting from its own willful misfeasance, bad faith, or gross negligence in the performance of its duties or reckless disregard of such duties.

Neither the adviser nor the subadviser is obligated to make any indemnification payment in respect of any settlement as to which it has not been notified and consented, assuming such consent will not be unreasonably withheld.

Each subadvisory agreement will continue in effect from year to year for each subadvised fund if approved by either the vote of the subadvised fund’s shareholders (if a shareholder vote is required) or the trustees, including a vote of a majority of the trustees who are not parties to the agreement or “interested persons” of any such party, cast at a meeting called for such purposes. The subadvisory agreement may be terminated on 60 days’ written notice by the subadvised fund or adviser or by a vote of a majority of the outstanding voting securities of the subadvised fund. Each subadvisory agreement may be terminated by the subadviser upon 120 days notice.

Restrictions on Personal Trading. In order to avoid conflicts with portfolio trades for the funds, the adviser and subadvisers have each adopted a code of ethics pursuant to Rule 204A-1 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The funds’ underwriter has not adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act because it has no “Access Persons” as defined in the Rule. Pursuant to Rule 17j-1 under the 1940 Act, the board of trustees of the Trust adopted a code of ethics for the Trust and approved the code of ethics of the adviser and each subadviser. The codes of ethics permit personnel to invest in securities, including securities that may be purchased or held by a fund, subject to specified restrictions on personal securities trading.

Some of the adviser’s restrictions include pre-clearance for all personal trades and a prohibition on the purchase of limited offerings and initial public offerings without prior written approval. These restrictions reflect the basic principle that the interests of the funds and their shareholders come before the interests of personnel of the adviser and its affiliates. The adviser provides the Trust’s board of trustees with a quarterly certification of the adviser’s compliance with its code of ethics and a report of any significant violations of its code.

Because each subadviser is an entity not otherwise affiliated with the Trust or the adviser, the subadviser has responsibility for monitoring the personal trading activities of the subadviser’s personnel. Each subadviser provides the adviser with a quarterly certification of the subadviser’s compliance with its code of ethics and a report of any significant violations of its code.

Allocation of Investment Opportunities. Securities held by a fund may also be held by other funds or investment advisory clients for which the adviser, subadviser or any of their affiliates provides investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more other funds or clients are selling the same security. If opportunities for purchase or sale of securities by the adviser or subadviser for other funds or investment advisory clients arise at or about the same time, transactions in the securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the adviser, subadviser or their affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on the price obtained by a fund.

Administrator. State Street Bank & Trust Company (“State Street”), 225 Franklin Street, Boston, Massachusetts, 02110, is the funds’ administrator. State Street is responsible for managing the funds’ business affairs. State Street’s services include recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, preparation and filing of tax returns, supervising the activities of the custodian and transfer and shareholder servicing agent and other administrative services necessary to conduct the funds’ business.

The funds had not yet commenced operations as of December 31, 2007, so no fees have been paid to the administrator by any fund (or, in the case of funds with a unified management fee, paid by the adviser on behalf of the fund) in any of the last three fiscal years.

Transfer Agent. State Street Bank & Trust Company is the transfer agent for the funds. With respect to PIMCO Total Return Fund and BlackRock Inflation Protected Bond Fund, the adviser pays State Street Bank & Trust Company’s costs for serving as the funds’ transfer agent out of the adviser’s unified management fee.

Custodian. Each fund’s portfolio securities are held pursuant to a master custodian agreement between the adviser, the Trust and State Street Bank & Trust Company. Under the custodian agreement, the custodian performs custody, portfolio and fund accounting services. With respect to PIMCO Total Return Fund and BlackRock Inflation Protected Bond Fund, the adviser pays State Street Bank & Trust Company’s costs for serving as the funds’ custodian out of the adviser’s unified management fee.

Independent Registered Public Accounting Firm. The board of trustees has selected [                ], 200 Berkeley Street, Boston, Massachusetts 02116 as the funds’ independent registered public accounting firm. The independent registered public accounting firm provides auditing and tax services to the funds.

Legal Counsel. Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109 serves as legal counsel to the Trust.

Proxy Voting Policies. The adviser’s and subadvisers’ proxy voting policies with respect to the funds are attached as Appendix C. Information regarding how each fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available: (1) without charge, upon request, by calling 800-432-1102 x1687; and (2) on the SEC’s website at http://www.sec.gov.

PORTFOLIO MANAGERS

Potential Conflicts of Interest Concerning Portfolio Managers. When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. The adviser and each of the subadvisers have adopted procedures that are intended to monitor compliance with policies referred to in the following paragraphs, designed to ensure the fair and equitable treatment of accounts. Generally, the risks of such conflicts of interest are increased to the extent that a portfolio manager has a financial incentive to favor one account over another.

Each subadviser has provided additional information about potential conflicts affecting their portfolio managers.

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A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of the initial public offering. This conflict may arise with respect to any of the managers of the funds. The adviser and the subadvisers have policies and procedures designed to address such conflicts so that all client accounts receive fair and equitable treatment.

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A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When the adviser or a subadviser is seeking to trade the same security on substantially similar terms for more than one account, the adviser and the subadvisers may “bunch” such orders, which means that the trades for the individual accounts are aggregated and each account receives the same average execution price. There are some types of accounts as to which bunching may not be possible for various reasons, including contractual reasons (such as directed brokerage arrangements). A trader may believe under some circumstances that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, the adviser or the subadvisers will place the order in a manner intended to result in as favorable a price as possible for such client. Trade order conflicts may arise with respect to any of the managers of the funds. The adviser and the subadvisers have policies and procedures designed to address these trade order conflicts.

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A portfolio manager may favor an account if the portfolio manager’s compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, or if the significance of the performance of other accounts in calculating the bonus is less because of their size, the measurement periods or other differences, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts. This conflict arises with respect to Ibbotson Associates, Inc. managers Peng Chen, Scott Wentsel, John Thompson and Cindy Galiano, portfolio managers of Ibbotson Moderate Fund, Ibbotson Balanced Fund and Ibbotson Growth Fund; Dreman Value Management, L.L.C. managers David N. Dreman, Mark Roach and E. Clifton Hoover, Jr., portfolio managers of Dreman Small Cap Value Fund; Invesco Aim Advisors, Inc. managers Juliet S. Ellis, Juan R. Hartsfield and Clay Manley, portfolio managers of AIM Small Cap Growth Fund; Pacific Investment Management Company, LLC managers William H. Gross and Chris P. Dialynas, portfolio managers of PIMCO Total Return Fund; and BlackRock Financial Management, Inc. managers Stuart Spodek and Brian Weinstein, portfolio managers of BlackRock Inflation Protected Bond Fund. Similarly, if an advisory firm receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager’s compensation. This conflict arises with respect to Dreman Value Management, L.L.C. managers David N. Dreman, Mark Roach and E. Clifton Hoover, Jr., portfolio managers of Dreman Small Cap Value Fund; AllianceBernstein L.P. managers Sharon E. Fay, Kevin F. Simms and Henry S. D’Auria, portfolio managers of AllianceBernstein International Value Fund; Pacific Investment Management Company, LLC managers, William H. Gross and Chris P. Dialynas, portfolio managers of PIMCO Total Return Fund; and BlackRock Financial Management, Inc. managers Stuart Spodek and Brian Weinstein, portfolio managers of BlackRock Inflation Protected Bond Fund. The subadvisers have policies and procedures designed to address these conflicts.

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A portfolio manager may favor an account if the portfolio manager or his or her employer has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager or his or her employer held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. This conflict may arise with respect to any of the portfolio managers of the funds, to the extent that a portfolio manager begins to manage accounts in which the portfolio manager or his or her employer has a beneficial interest, including currently Ibbotson Associates, Inc. managers Peng Chen, Scott Wentsel, John Thompson and Cindy Galiano; and Dreman Value Management, L.L.C. managers, David N. Dreman, Mark Roach and E. Clifton Hoover, Jr.; Invesco Aim Advisors, Inc. managers Juliet S. Ellis, Juan R. Hartsfield and Clay Manley; and AllianceBernstein L.P. managers, Sharon E. Fay, Kevin F. Simms and Henry S. D’Auria. The advisers and the subadvisers, however, have policies and procedures designed to treat all accounts fairly, which may include code of ethics requirements imposing certain trading restrictions and reporting obligations for accounts in which a portfolio manager or certain family members have a personal interest in order to confirm that such accounts are not favored over other accounts.

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If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern may disadvantage either the account that is long or the account that is short. Where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security. This conflict may arise with respect to any of the managers of the funds. The advisers and the subadvisers have developed policies and procedures, which may include assigning portfolio managers so as to avoid such conflicts, to address the simultaneous management of multiple client accounts so that all clients receive fair and equitable treatment.

A further discussion of the conflicts of interest that may arise with respect to the adviser, each subadviser and their respective managers is set forth below.

Other Accounts Managed by Portfolio Managers – Ibbotson Associates, Inc. The table below provides information as of December 31, 2007 concerning other accounts managed by the persons employed by Ibbotson who are primarily responsible for the day-to-day management of the portfolio of Ibbotson Moderate Fund, Ibbotson Balanced Fund, and Ibbotson Growth Fund.

Manager	Total # of Accounts	Total Assets Under Management (in billions)
Peng Chen
Other Registered Investment Companies	23	$2.9
Other Pooled Vehicles	0	—
Other Accounts	58	$24.7
Scott Wentsel
Other Registered Investment Companies	23	$2.9
Other Pooled Vehicles	0	—
Other Accounts	58	$24.7
John Thompson
Other Registered Investment Companies	0	—
Other Pooled Vehicles	0	—
Other Accounts	32	$5.9
Cindy Galiano
Other Registered Investment Companies	0	—
Other Pooled Vehicles	0	—
Other Accounts	0	—

Performance fees – Ibbotson. The Ibbotson portfolio managers do not manage any account with a performance-based fee.

Compensation – Ibbotson. Ibbotson portfolio managers are compensated with a salary plus a discretionary annual bonus based on management goals and the overall financial performance of Ibbotson. Ibbotson portfolio managers also are eligible for customary benefits and programs offered generally to Ibbotson employees, including stock options.

Steps taken by Ibbotson to Address Potential Conflicts. Ibbotson’s policy regarding conflicts of interest is to fully disclose all material facts concerning any conflicts that may arise with respect to any client. At a minimum, conflicts of interests are disclosed in Ibbotson’s Form ADV, Part II as required by the Investment Advisers Act of 1940 and may be disclosed in Ibbotson’s marketing materials and/or verbal communications with clients or prospective clients.

Employees are required to promptly report any situation or transaction they believe involves an actual or potential conflict of interest to the Chief Compliance Officer and are strictly prohibited from using knowledge they may have about pending or currently considered securities transactions for clients to profit personally either directly or indirectly, including by purchasing or selling such securities.

To avoid conflicts of interest, Ibbotson will not accept any financial incentives or engage in revenue sharing with broker-dealers or other financial intermediaries. Ibbotson has also established specific written policies and procedures to help ensure that its research, recommendations, and relationships remain independent and objective. In addition, Ibbotson requires all employees to adhere to its Code of Ethics and Securities Trading Policy.

Other Accounts Managed by Portfolio Managers – Dreman Value Management, L.L.C. The table below provides information as of December 31, 2007 concerning other accounts managed by the persons employed by Dreman who are primarily responsible for the day-to-day management of the portfolio of Dreman Small Cap Value Fund.

Manager	Total # of Accounts	Total Assets Under Management (in billions)
David N. Dreman
Other Registered Investment Companies	22	$15.62
Other Pooled Vehicles	9	$0.415
Other Accounts	201	$2.67
Mark Roach
Other Registered Investment Companies	13	$3.38
Other Pooled Vehicles	0	—
Other Accounts	19	$0.108
E. Clifton Hoover, Jr.
Other Registered Investment Companies	17	$14.3
Other Pooled Vehicles	0	—
Other Accounts	182	$2.56

Performance fees – Dreman. Dreman receives a fee based upon the performance of certain pooled vehicles managed by David N. Dreman as shown in the table provided below, as of December 31, 2007.

Manager	Total # of Performance-based Fee Accounts	Total Assets Under Management (in billions)
David N. Dreman
Other Registered Investment Companies	0	—
Other Pooled Vehicles	4	$0.072
Other Accounts	0	—
Mark Roach
Other Registered Investment Companies	0	—
Other Pooled Vehicles	0	—
Other Accounts	0	—
E. Clifton Hoover, Jr.
Other Registered Investment Companies	0	—
Other Pooled Vehicles	0	—
Other Accounts	0	—

Compensation – Dreman. The compensation of Dreman portfolio managers consists of a fixed salary and an annual bonus based on the following: (i) the quality of research contributions, (ii) the performance of stock recommendations, and (iii) such portfolio manager’s overall contribution to Dreman’s success. Each portfolio manager is also eligible to participate in Dreman’s profit sharing program. In addition, as a member of a related entity that acts as manager to four private equity funds, Mr. Dreman also shares in the performance fee that is received by the manager of these private funds, which is equal to 20% of all positive pre-tax performance returns in excess of the return since the last calculation date, accrued monthly and paid annually. This performance fee is in addition to the fixed management fee that the manager receives for managing each private fund’s portfolio. In contrast, the fees paid by the adviser to Dreman on behalf of Dreman Small Cap Value Fund are not based on the performance results of the fund. The performance fee may create a potential conflict of interest by providing an incentive to allocate more volatile stocks with greater capital appreciation opportunity to the private funds rather than Dreman Small Cap Value Fund.

Steps taken by Dreman to Address Potential Conflicts. Dreman manages clients’ accounts using a contrarian value investment strategy. Dreman utilizes a model portfolio and rebalances clients’ accounts whenever changes are made to the model portfolio. In addition, Dreman aggregates its trades and allocates the trades to all clients’ accounts in an equitable manner. Dreman strongly believes aggregating its orders protects all clients from being disadvantaged by price or time execution. The model portfolio approach and the trade aggregation policy of Dreman eliminates any potential or apparent conflicts of interest that could arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account. Dreman does not receive any performance-based fees from any of its accounts with the exception of hedge funds that are managed by an affiliate of Dreman. However, the hedge funds are treated like any other client account and trades done for the hedge funds are generally aggregated with trades done for its regular client accounts.

Dreman’s investment professionals are compensated in the same manner for all client accounts irrespective of the type of account, with the exception being performance fees paid as described in the “Compensation” section above.

Other Accounts Managed by Portfolio Managers – Invesco Aim Advisors, Inc. The table below provides information as of December 31, 2007 concerning other accounts managed by the persons employed by Invesco Aim who are primarily responsible for the day-to-day management of the portfolio of AIM Small Cap Growth Fund.

Manager	Total # of Accounts	Total Assets Under Management (in millions)
Juliet S. Ellis
Other Registered Investment Companies	6	$2,198.1
Other Pooled Vehicles	0	—
Other Accounts	0	—
Juan R. Hartsfield
Other Registered Investment Companies	6	$2,198.1
Other Pooled Vehicles	0	—
Other Accounts	0	—
Clay Manley *
Other Registered Investment Companies	4	$1,292.7
Other Pooled Vehicles	0	—
Other Accounts	0	—

*	Information for Mr. Manley has been provided as of February 29, 2008.

Performance fees – Invesco Aim. The Invesco Aim portfolio managers do not manage any account with a performance-based fee.

Compensation – Invesco Aim. Invesco Aim portfolio managers receive a base salary, an incentive bonus opportunity, and an equity compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive fund performance. Invesco Aim evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager’s compensation consists of the following three elements:

Base Salary. Each portfolio manager is paid a base salary. In setting the base salary, Invesco Aim’s intention is to be competitive in light of the particular portfolio manager’s experience and responsibilities.

Annual Bonus. The portfolio managers are eligible, along with other employees of Invesco Aim, to participate in a discretionary year-end bonus pool. A compensation committee reviews and approves the amount of the bonus pool available for Invesco Aim. The compensation committee considers investment performance and financial results in its review. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e., investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).

Each portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager, averaged over a four-year rolling time period based on calendar year end and compared to an applicable peer group for those funds/accounts. High investment performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in a low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.

Equity-Based Compensation. Invesco Aim portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of Invesco stock from pools determined from time to time by the compensation committee of Invesco’s board of directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Invesco Aim portfolio managers also participate in benefit plans and programs available generally to all employees.

Steps taken by Invesco Aim to Address Potential Conflicts.

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The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Invesco Aim seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the fund.

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If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, Invesco Aim has adopted procedures for allocating portfolio transactions across multiple accounts.

Invesco Aim has adopted certain compliance procedures which are designed to address these types of conflicts. However there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Other Accounts Managed by Portfolio Managers – AllianceBernstein L.P. The table below provides information as of December 31, 2007 concerning other accounts managed by the persons employed by AllianceBernstein who are primarily responsible for the day-to-day management of the portfolio of AllianceBernstein International Value Fund.

Manager	Total # of Accounts	Total Assets Under Management (in millions)
Sharon E. Fay
Other Registered Investment Companies	135	$80,730
Other Pooled Vehicles	134	$44,899
Other Accounts	44,517	$221,973
Kevin F. Simms
Other Registered Investment Companies	135	$80,730
Other Pooled Vehicles	146	$51,026
Other Accounts	44,517	$221,973
Henry S. D’Auria
Other Registered Investment Companies	85	$44,122
Other Pooled Vehicles	99	$38,867
Other Accounts	871	$165,788

Performance fees – AllianceBernstein. AllianceBernstein receives a fee based upon the performance of certain fee accounts managed by Sharon E. Fay, Kevin F. Simms, and Henry S. D’Auria, as shown in the table provided below, as of December 31, 2007.

Manager	Total # of Performance-based Fee Accounts	Total Assets Under Management (in millions)
Sharon E. Fay
Other Registered Investment Companies	3	$12,526
Other Pooled Vehicles	0	—
Other Accounts	140	$30,154
Kevin F. Simms
Other Registered Investment Companies	3	$12,526
Other Pooled Vehicles	1	$2,697
Other Accounts	140	$30,154
Henry S. D’Auria
Other Registered Investment Companies	2	$5,744
Other Pooled Vehicles	0	—
Other Accounts	128	$26,973

Compensation – AllianceBernstein. AllianceBernstein portfolio managers do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. AllianceBernstein portfolio managers’ annual compensation is comprised of the following:

Fixed base salary. This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year-to-year, and hence, is not particularly sensitive to performance.

Discretionary incentive compensation in the form of an annual cash bonus. AllianceBernstein’s overall profitability determines the total amount of incentive compensation available to investment professionals including portfolio managers. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of a portfolio manager’s compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team’s overall contribution to the long-term investment success, business results, and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of a portfolio manager’s compensation, and the compensation is not tied to any pre-determined or specified level of performance. AllianceBernstein also considers qualitative factors such as: the complexity and risk of investment strategies involved in the style or type of assets managed by the portfolio manager; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein’s leadership criteria.

Discretionary incentive compensation in the form of awards under AllianceBernstein’s Partners Compensation Plan (“deferred awards”). AllianceBernstein’s overall profitability determines the total amount of deferred awards available to investment professionals including portfolio managers. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or if AllianceBernstein terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein mutual funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of AllianceBernstein’s clients and mutual fund shareholders with respect to the performance of those mutual funds. AllianceBernstein also permits deferred award recipients to allocate up to 50% of their award to investments in AllianceBernstein’s publicly traded equity securities. Prior to 2002, investment professional compensation also included discretionary long-term incentives in the form of restricted grants of AllianceBernstein’s Master Limited Partnership Units.

Contributions under AllianceBernstein’s Profit Sharing/401(k) Plan. The contributions are based on AllianceBernstein’s overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

Steps taken by AllianceBernstein to Address Potential Conflicts. As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. AllianceBernstein recognizes that conflicts of interest are inherent in its business and accordingly has developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein mutual funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. AllianceBernstein places the interests of its clients first and expects all of its employees to meet their fiduciary duties.

Employee Personal Trading. AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein mutual funds through direct purchase and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein’s Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The code also requires preclearance of all securities transactions (except transactions in open-end mutual funds) and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients. AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for clients and is not tied specifically to the performance of any particular client’s account, nor is it directly tied to the level or change in level of assets under management.

Allocating Investment Opportunities. AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AllianceBernstein’s procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

To address these conflicts of interest, AllianceBernstein’s policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

Other Accounts Managed by Portfolio Managers – Pacific Investment Management Company, LLC. The table below provides information as of December 31, 2007 concerning other accounts managed by Chris P. Dialynas who is primarily responsible at PIMCO for the day-to-day management of the portfolio of PIMCO Total Return Fund and by William H. Gross who in his capacity as CIO of PIMCO has oversight of this strategy.

Manager	Total # of Accounts	Total Assets Under Management (in millions)
William H. Gross
Other Registered Investment Companies	36	$157,683
Other Pooled Vehicles	19	$8,422
Other Accounts	66	$42,263
Chris P. Dialynas
Other Registered Investment Companies	13	$3,251.93
Other Pooled Vehicles	16	$7,422.03
Other Accounts	103	$46,656.51

Performance fees – PIMCO. PIMCO receives a fee based upon the performance of certain fee accounts managed by William H. Gross and Chris P. Dialynas, as shown in the table provided below, as of December 31, 2007.

Manager	Total # of Performance-based Fee Accounts	Total Assets Under Management (in millions)
William H. Gross
Other Registered Investment Companies	0	—
Other Pooled Vehicles	3	$837
Other Accounts	21	$19,071
Chris P. Dialynas
Other Registered Investment Companies	0	—
Other Pooled Vehicles	0	$—
Other Accounts	11	$3,346.54

Compensation—PIMCO. PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO’s profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus. Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the “Bonus Factors”) may be considered when determining the bonus for portfolio managers:

•

3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager and relative to applicable industry peer groups. The benchmark for measuring performance of the PIMCO Total Return Fund is the Lehman Brothers U.S. Aggregate Index.;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;

•	Consistency of investment performance across portfolios of similar mandate and guidelines (rewarding low dispersion);

•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any portfolio or any other account managed by that portfolio manager. Final bonus award amounts are determined by the PIMCO Compensation Committee.

Retention Bonuses. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan (“Cash Bonus Plan”), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors, and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon Allianz Global Investors’s profit growth and PIMCO’s profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan is contingent upon continued employment at PIMCO.

Steps Taken by PIMCO to Address Potential Conflicts of Interest. From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of PIMCO Total Return Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the fund, track the same index the fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the fund. The other accounts might also have different investment objectives or strategies than the fund.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the fund. Because of their positions with the fund, the portfolio managers know the size, timing and possible market impact of the fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the fund.

Investment Opportunities. A potential conflict of interest may arise as result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the fund and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the fund and such other accounts on a fair and equitable basis over time.

Other Accounts Managed by Portfolio Managers – BlackRock Financial Management, Inc. The table below provides information as of December 31, 2007 concerning other accounts managed by the persons employed by BlackRock who are primarily responsible for the day-to-day management of the portfolio of BlackRock Inflation Protected Bond Fund.

Manager	Total # of Accounts	Total Assets Under Management (in billions)
Stuart Spodek
Other Registered Investment Companies	13	$4.5
Other Pooled Vehicles	15	$6.98
Other Accounts	234	$89.7
Brian Weinstein
Other Registered Investment Companies	5	$0.661
Other Pooled Vehicles	13	$4.4
Other Accounts	181	$67.3

Performance fees – BlackRock. BlackRock receives a fee based upon the performance of certain fee accounts managed by Stuart Spodek and Brian Weinstein, as shown in the table provided below, as of December 31, 2007.

Manager	Total # of Performance-based Fee Accounts	Total Assets Under Management (in billions)
Stuart Spodek
Other Registered Investment Companies	0	—
Other Pooled Vehicles	2	$2.5
Other Accounts	20	$7.4
Brian Weinstein
Other Registered Investment Companies	0	—
Other Pooled Vehicles	1	$0.131
Other Accounts	8	$4.97

Compensation – BlackRock. BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio managers of the fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for BlackRock Inflation Protected Bond Fund include the following:

Portfolio Manager	Benchmarks Applicable to Each Manager
Stuart Spodek	A combination of market-based indices (e.g., Citigroup 1-Year Treasury Index, Merrill Lynch 1-3 Year Treasury Index, Lehman Brothers Global Real: U.S. Tips Index), certain customized indices and certain fund industry peer groups.

Brian Weinstein	A combination of market-based indices (e.g., Lehman Brothers Global Real: U.S. Tips Index), certain customized indices and certain fund industry peer groups.

BlackRock’s Chief Investment Officers make a subjective determination with respect to the portfolio managers’ compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on both a pre-tax and after-tax basis over various time periods including 1, 3, 5 and 10-year periods, as applicable.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Long-Term Retention and Incentive Plan (“LTIP”) — The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Each portfolio manager has received awards under the LTIP.

Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among various options, including to certain of the firm’s hedge funds and other proprietary mutual funds. Each portfolio manager has participated in the deferred compensation program.

Options and Restricted Stock Awards — A portion of the annual compensation of certain employees is mandatorily deferred into BlackRock restricted stock units. Prior to the mandatory deferral into restricted stock units, the Company granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also granted restricted stock awards designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years. Each portfolio manager has been granted stock options and/or restricted stock in prior years.

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. Company contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

Steps taken by BlackRock to Address Potential Conflicts. BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made for BlackRock Inflation Protected Bond Fund. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the fund. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors or employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the fund. In this regard, it should be noted that Messrs. Spodek and Weinstein currently manage certain accounts that are subject to performance fees. In addition, Messrs. Spodek and Weinstein assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

All Funds: Share Ownership by Portfolio Managers. Each of the funds is offered solely as an investment funding vehicle supporting variable annuity and variable life contracts issued by insurance companies affiliated with Sun Life Financial Inc. Shares of the funds are not available directly to the general public or to any individual investor. As of the date of this SAI, none of the portfolio managers beneficially owned shares of any fund.

PRINCIPAL UNDERWRITER AND DISTRIBUTION PLAN

Principal Underwriter. Clarendon Insurance Agency, Inc. (“Clarendon”), One Sun Life Executive Park, Wellesley Hills, Massachusetts, 02481, is the principal underwriter and general distributor for the Trust in connection with the continuous offering of its shares. Clarendon, a registered broker-dealer, also acts as principal underwriter for variable annuities and variable life insurance issued by Sun Life Assurance Company of Canada (U.S.) (“Sun Life U.S.”) and affiliated insurance companies. Clarendon is a wholly-owned subsidiary of Sun Life U.S., which is an indirect subsidiary of Sun Life Financial.

The funds have entered into an underwriting agreement with Clarendon pursuant to which Clarendon agrees to serve as principal underwriter for the distribution of fund shares. The underwriting agreement provides that Clarendon will bear all of the expenses it incurs in connection with the distribution of the funds’ shares, and that Clarendon will receive distribution and service fees from the Trust pursuant to a distribution plan for the Service Class shares of the Trust (discussed below).

The underwriting agreement was approved by the trustees to be effective on February 1, 2004 (or, in the case of those funds for which operations have not yet commenced, upon commencement of operations), and will remain in effect from year to year for each fund if approved by the vote either of the fund’s shareholders or the trustees, including a vote of a majority of the trustees who are not parties to the agreement or “interested persons” of any such party, cast at a meeting called for such purposes. The underwriting agreement may be terminated with respect to any fund on 60 days’ written notice, without payment of any penalty, by the board of trustees of the Trust, by a vote of a majority of the outstanding shares of the relevant fund or by Clarendon.

Distribution and Service Plan (Service Class only). The Trust has adopted a plan of distribution and service pursuant to Rule 12b-1 under the 1940 Act with respect to its Service Class shares (the “Plan”), pursuant to which distribution and service fees are paid to Clarendon. Because the fees are paid out of each funds’ assets, attributable to its Service Class shares on an on-going basis, over time these fees will increase the cost of your investment in Service Class shares and may cost you more than paying other types of sales charges.

Pursuant to the Plan, the Trust pays Clarendon to finance any activity primarily intended to result in the sale of Service Class shares, provided the categories of expenses are approved by the board of trustees. The board of trustees has approved the following categories of expenses in respect of which, compensation may be paid under the Plan:

•

compensation to and expenses (including overhead, travel and telephone expenses) of Clarendon and any of its affiliates and any of their respective officers, sales representatives and employees who engage in the distribution of Service Class shares;

•

printing and mailing of prospectuses, statements of additional information and reports for other than existing holders of variable annuity or variable life insurance contracts investing indirectly in Service Class shares (“Variable Contracts”);

•

compensation (including incentive compensation) to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of Variable Contracts;

•

expenses relating to the development, preparation, printing and mailing of Trust advertisements, sales literature and other promotional materials describing and/or relating to the Trust Service Class shares;

•	expenses of holding seminars and sales meetings designed to promote the distribution of Trust Service Class shares;

•

expenses of obtaining information and providing explanations to Variable Contract owners regarding Trust investment objectives and policies and other information about the Trust and its series, including the performance of the series;

•	expenses of training sales personnel regarding the Trust Service Class shares;

•	expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts to the Trust Service Class shares; and

•	expenses of personal services and/or maintenance of Variable Contract owner accounts with respect to Trust Service Class shares attributable to such accounts.

The Plan is of a type commonly known as a “compensation” plan. The fees of the Trust payable to Clarendon pursuant to the Plan are accrued daily at a rate with respect to each fund which may not exceed 0.25% of the fund’s average daily net assets attributable to Service Class shares regardless of the level of expenses actually incurred by Clarendon or others. Consequently, Clarendon may make a profit under the Plan.

The Plan was adopted because of its anticipated benefit to the funds. These anticipated benefits include: increased promotion and distribution of each fund’s shares, an enhancement in each fund’s ability to maintain accounts and improve asset retention, increased stability of net assets for the funds, increased stability in each fund’s positions, and greater flexibility in achieving investment objectives.

In accordance with the Plan, Clarendon will provide to the fund for review by the board of trustees a quarterly written report of the amounts expended under the Plan and the purposes for which such expenditures were made. In the board of trustees’ quarterly review of the Plan, they will consider the continued appropriateness and the level of compensation the Plan provides.

Because amounts paid pursuant to the Plan are paid to Clarendon, the funds’ underwriter, Clarendon and its officers, directors and employees may be deemed to have a financial interest in the operation of the Plan. The officers of the Trust, including Mr. Anderson, who also serves as a trustee, are employees and officers of affiliates of Clarendon, and thus may be considered to have a direct or indirect financial interest in the Plan. None of the independent trustees has a direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan.

The Plan’s adoption, terms, continuance and termination are governed by Rule 12b-1 under the 1940 Act. The Plan may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the fund or class of shares affected thereby. Any material amendment to the Plan must also be approved by the trustees in the manner provided in Rule 12b-1.

For the fiscal year ending December 31, 2007, the Trust paid $472,369 to Clarendon under the Plan, though no portion of that amount was paid by those funds that had not yet commenced operations as of December 31, 2007. The Plan was approved by the board of trustees effective February 1, 2004, with respect to the other funds of the Trust, and effective at each fund’s commencement of operations. None of the funds have paid any underwriting commissions in any of the last three fiscal years. Of the amount paid to Clarendon under the Plan in the fiscal year ending December 31, 2007, no portion was retained by Clarendon. Pursuant to Servicing Agreements, Clarendon paid 100% of the amount it received under the Plan to affiliated insurance company service providers as compensatory payments for any type of services permitted under the Plan.

INFORMATION ABOUT THE TRUST’S HISTORY AND ORGANIZATION

Description of the Trust’s Shares. The Trust is an open-end management investment company. Each fund of the Trust discussed herein is diversified, except BlackRock Inflation Protected Bond Fund which is not diversified. The Trust is a statutory trust organized under Delaware law. The trustees are responsible for the management and supervision of the funds. The declaration of trust, dated July 13, 1998, as amended, permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of the funds, without par value. Under the declaration of trust, the trustees have the authority to create and classify shares of beneficial interest in separate funds, without further action by shareholders. As of the date of this SAI, the trustees have authorized 20 funds. Additional funds may be added in the future. The declaration of trust also authorizes the trustees to classify and reclassify the shares of the funds, or any other funds of the Trust, into one or more classes. Pursuant thereto, the trustees have authorized the issuance of two classes of shares of the Trust, designated as Initial Class shares and Service Class shares.

Each share of a class of a fund represents an equal proportionate interest in the assets belonging to that fund. When issued, shares are fully paid and nonassessable. In the event of liquidation of a fund, shareholders of each class of the fund are entitled to share pro rata in the net assets of the fund available for distribution to such shareholders. The Trust reserves the right to create and issue additional funds or classes of shares, in which case the shares of each class of a fund would participate equally in the earnings, dividends and assets allocable to that class of the particular fund. Shares of a fund are freely transferable and have no preemptive, subscription or conversion rights.

The shares of each class of a fund represent an interest in the same portfolio of investments of a fund. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution fees and may bear other expenses properly attributable to the particular class. Service Class shareholders of a fund have exclusive voting rights with respect to the Rule 12b-1 Plan adopted by holders of those shares in connection with the distribution of shares.

In accordance with the provisions of the declaration of trust, the trustees have initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The trustees may determine in the alternative, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote.

It is anticipated that once the funds have commenced operations, 100% of the outstanding voting securities of the funds will be owned by separate accounts of Sun Life U.S., Sun Life Insurance and Annuity Company of New York (“Sun Life (N.Y.)”), and the general account of Sun Life Assurance Company of Canada (“Sun Life of Canada”). Each insurance company is the legal owner of shares attributable to variable annuities and variable life insurance policies issued by its separate accounts, and has the right to vote those shares. Pursuant to the current view of the SEC staff, however, each insurance company will vote the shares held in each separate account registered with the SEC in accordance with instructions received from owners of variable annuities or variable life insurance policies issued by that separate account. In addition, all fund shares held by the general account (or any unregistered separate account for which voting privileges are not extended) of each insurance company will be voted by that insurance company in the same proportion as the aggregate of: (i) the shares for which voting instructions are received, and (ii) the shares that are voted in proportion to such voting instructions are received.

There is no minimum number of instructions required to be received from the owners of the variable annuities or variable life insurance policies to obtain a quorum or to satisfy the insurance companies’ proportionate voting requirements. Therefore, a small number of voting instructions from the owners of the variable annuities or variable life insurance policies may have a disproportionate impact on the votes.

The rights, if any, of variable contract holders to instruct an insurance company as to how to vote the shares of a fund are governed by the insurance company’s variable contract. For information on the voting rights under a particular variable contract, see the prospectus offering that variable contract.

Unless otherwise required by the 1940 Act or the declaration of trust, the funds have no intention of holding annual meetings of shareholders. Shareholders may remove a trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares. At any time that less than a majority of the trustees holding office were elected by the shareholders, the trustees will call a special meeting of shareholders for the purpose of electing trustees.

Under Delaware law, shareholders of a Delaware statutory trust are protected from liability for acts or obligations of the trust to the same extent as shareholders of a private, for-profit Delaware corporation. In addition, the declaration of trust expressly provides that the Trust has been organized under Delaware law and that the declaration of trust will be governed by Delaware law. It is possible that the Trust might become a party to an action in another state whose courts refuse to apply Delaware law, in which case the Trust’s shareholders could be subject to personal liability.

To mitigate this risk, the declaration of trust: (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of this disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its trustees, (ii) provides for the indemnification out of Trust or fund property of any shareholders held personally liable for any obligations of the Trust or of the fund and (iii) provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability with respect to a fund is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the fund itself was unable to meet its obligations. In light of the Delaware law, the nature of the Trust business and the nature of its assets, the risk of personal liability to a shareholder is remote.

The declaration of trust further provides that the Trust will indemnify each of its trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving the trustee or officer, directly or indirectly, by reason of being or having been a trustee or officer of the Trust. The declaration of trust does not authorize the Trust or any fund to indemnify any trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

MORE INFORMATION ABOUT HOW THE FUNDS VALUE THEIR SHARES

For purposes of calculating the net asset value (“NAV”) of the shares of the funds, the funds use the following procedures.

The funds generally value equity securities traded on a principal exchange at their last sale price on the day of valuation. The funds generally value equity securities traded on the NASDAQ stock market at the NASDAQ official closing price. The funds generally value equity securities for which no sales are reported on a valuation day, and other securities traded over-the-counter, at the mean between the closing bid and asked prices.

The funds value debt securities on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally use electronic data processing techniques (matrix pricing) to value normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

The funds value short-term debt instruments that have a remaining maturity of 60 days or less at the time of purchase at amortized cost, which approximates market value.

If market quotations are not readily available or if in the opinion of the adviser any quotation or market price is not representative of true market value, the funds may determine the fair value of any security in good faith in accordance with procedures approved by the trustees.

The funds value foreign securities, if any, on the basis of quotations from the primary market in which they are traded. The fund’s custodian translates assets or liabilities expressed in foreign currencies into U.S. dollars as of the close of the London Stock Exchange on the date of determining a fund’s NAV. If quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, the funds may value their assets by a method that the trustees believe accurately reflects fair value.

Each fund determines the NAV of each class of its shares each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. eastern time) by dividing the fund’s net assets attributable to each class of shares by the number of shares of such class outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will normally be valued at the prior day’s closing price with the current day’s exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which a fund’s NAV is not calculated. Consequently, a fund’s portfolio securities may trade and the NAV of that fund’s shares may be significantly affected on days when a shareholder has no access to that fund.

Each participating insurance company receives orders from its variable annuity contract and variable life insurance policy owners to purchase or redeem shares of the funds each business day. That night, all orders received by that insurance company by the close of regular trading on the New York Stock Exchange on that business day are aggregated, and the insurance company transmits to the fund a net purchase or redemption order for shares of one or more funds by 9:30 a.m. on the morning of the next business day. These orders are executed at the NAV that was computed at the close of the previous business day in order to provide a match between the variable contract and policy owners’ orders to the insurance companies and the insurance companies’ orders to a fund. If an insurance company transmits orders to a fund after 9:30 a.m., the insurance company’s orders for fund shares may be executed at the NAV next computed after the order is actually transmitted to a fund.

Redemptions in Kind. Although the funds would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities as prescribed by the trustees. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. The fund will value securities for the purpose of making a redemption payment at the same value used in determining NAV.

TAXES

Each fund is treated as a separate entity for U.S. federal income tax purposes. Each fund intends to elect to be treated and to qualify each taxable year as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, each fund intends to comply with the requirements of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets. Each fund that meets all such requirements will not be subject to U.S. federal income tax on all investment company taxable income and net capital gain earned by such fund, which are distributed to shareholders in accordance with the timing and other requirements of the Code.

In order to qualify as a regulated investment company under the Code, each fund must, among other things: (a) derive at least 90% of its gross income for its taxable year from interest, dividends, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership (as defined in Section 851(h) of the Code) (the “90% income test”); and (b) diversify its holdings so that at the end of each quarter of each taxable year: (1) at least 50% of the value of the fund’s total assets is represented by: (i) cash and cash items, U.S. government securities, securities of other regulated investment companies, and (ii) other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer and (2) not more than 25% of the value of the fund’s total assets is invested in: (i) the securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer, (ii) the securities (other than securities of other regulated investment companies) of two or more issuers that the fund controls and that are engaged in the same, similar, or related trades or businesses, or (iii) the securities of one or more qualified publicly traded partnerships.

Each fund also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on a fund by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of the fund as assets of the related separate account, these regulations are imposed on the assets of a fund unless a one year start up period exception is available to each separate account investing in the fund. Specifically, the Treasury regulations provide that, except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the value of the total assets of a fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is attributable to cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies. Failure by a separate account to satisfy the Section 817(h) requirements would generally result in adverse tax treatment of the variable contract holders by causing the variable contracts to lose their favorable tax status and requiring a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable U.S. Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction may require a payment to the Internal Revenue Service (“IRS”) based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. In addition, failure by a fund to qualify as a regulated investment company would subject the fund to federal and state income taxation of all of its taxable income and gain, whether or not distributed to shareholders.

If “seed money” contributed to any fund in connection with its organization exceeds $250,000 or under certain other circumstances, the fund will be subject to a 4% nondeductible federal excise tax on any amounts required to be but not distributed under a prescribed formula. The formula requires that a fund distribute (or be deemed to have distributed) to its shareholders during each calendar year at least 98% of the fund’s ordinary income for the calendar year, at least 98% of the excess of its capital gains over its capital losses realized during the one-year period ending on October 31 of such year, and any income or gain (as so computed) from the prior calendar year that was not distributed for such year and on which the fund paid no income tax. Each fund intends generally to seek to avoid liability for this tax.

Shares of the funds are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts (the “shareholders”) and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts. An insurance company should consult its own tax adviser regarding whether these dividends, share redemption proceeds and any other payment received from a fund by separate accounts result in U.S. federal income tax liability for the insurance company.

Dividends from net long-term capital gain in excess of net short-term capital loss (net capital gain) are treated as long-term capital gain without regard to the length of time a shareholder has held shares of the fund and dividends from investment company taxable income (which includes net investment income, net short-term capital gain in excess of net long-term capital loss, and certain net foreign exchange gains) are treated as ordinary income for U.S. federal income tax purposes, whether paid in cash or reinvested in additional shares. Redemptions of fund shares are also potentially taxable transactions.

Any dividend declared by a fund as of a record date in October, November or December and paid the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it is declared.

Any dividend paid by a fund shortly after a shareholder’s purchase of shares will have the effect of reducing the net asset value per share by the amount of the dividend distribution. Although such dividends are, in effect, a partial return of the shareholder’s purchase price, they may be taxable as ordinary income or capital gain as described above.

If a fund acquires any equity interest (which under Treasury regulations that may be promulgated in the future will generally include not only stock but also an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income (“passive foreign investment companies”), that fund could be subject to U.S. federal income tax and additional interest charges on “excess distributions” received from such companies or on gain from the sale of stock in such companies, even if all income or gain actually received by the fund is timely distributed to its shareholders. The fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Elections may generally be available to ameliorate these adverse tax consequences, but such elections could require the applicable fund to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash. These investments could also result in the treatment of capital gains from the sale of stock of passive foreign investment companies as ordinary income. Any fund that is permitted to invest in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

Foreign exchange gains and losses realized by a fund in connection with certain transactions involving foreign currency-denominated debt securities, certain futures contracts and options relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Under Treasury regulations that may be promulgated in the future, any such transactions that are not directly related to a fund’s investment in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the fund to satisfy the 90% income test. If the net foreign exchange loss for a year were to exceed a fund’s investment company taxable income (computed without regard to such loss), the resulting overall ordinary loss for such year would not be deductible by the fund or its shareholders in future years.

Each fund that invests in foreign countries may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends, and capital gains, with respect to its investments in those countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. The funds do not expect to satisfy the requirements for passing through to its shareholders their pro rata shares of qualified foreign taxes paid by a fund with the result that shareholders will not be entitled to a tax deduction or credit for such taxes on their tax returns.

Investments in debt obligations that are at risk of or in default may present special tax issues for a fund. Tax rules may not be entirely clear about issues such as when a fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and any other issues will be addressed by any fund investing in debt obligations at risk of or in default in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Each fund that invests in certain pay in-kind securities, zero coupon securities, deferred interest securities, or, in general, any other securities with original issue discount (or with market discount if the fund elects to include market discount in income currently) generally must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, each fund must distribute, at least annually, all or substantially all of its investment company taxable income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income tax. Therefore, a fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to borrow the cash, to satisfy distribution requirements.

For U.S. federal income tax purposes, each fund is permitted to carry forward a net capital loss for any year to offset its own capital gains, if any, for up to eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in U.S. federal income tax liability to a fund and therefore are not expected to be distributed as such to shareholders.

Redemptions and exchanges of fund shares are potentially taxable transactions for shareholders that are subject to tax. Shareholders should consult their own tax advisers to determine whether any particular transaction in fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and to ascertain its tax consequences in their particular circumstances. Any loss recognized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Losses on redemptions or other dispositions of shares may be disallowed under “wash sale” rules in the event of other investments in the same fund (including through automatic reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares. In such a case, the disallowed portion of any loss generally would be included in the U.S. federal tax basis of the shares acquired in the other investments.

Under Treasury regulations, if a shareholder recognizes a loss with respect to fund shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of regulated investment companies are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Options written or purchased and futures contracts entered into by a fund on certain securities, indices and foreign currencies, as well as certain foreign currency forward transactions may cause the fund to recognize gains or losses from marking-to-market even though such options may not have lapsed, been closed out, or exercised, or such futures or forward contracts may not have been performed or closed out. The tax rules applicable to these contracts may affect the characterization of some capital gains as long-term or short-term. Certain options, futures and forward contracts relating to foreign currency may be subject to Section 988 of the Code, as described above, and accordingly may produce ordinary income or loss. Additionally, a fund may be required to recognize gain if an option, forward contract, futures contract, short sale or other transaction that is not subject to the mark-to-market rules is treated as a “constructive sale” of an “appreciated financial position” held by a fund under Section 1259 of the Code. Any net mark-to-market gains and/or gains from constructive sales may also have to be distributed to satisfy the distribution requirements referred to above even though a fund may receive no corresponding cash amount, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Losses on certain options, futures or forward contracts and/or offsetting positions (fund securities or other positions with respect to which a fund’s risk of loss is substantially diminished by one or more options, futures or forward contracts) may also be deferred under the tax straddle rules of the Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available that would enable a fund to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to options, futures or forward contracts and straddles may affect the amount, timing and character of a fund’s income and gains or losses and hence of its distributions to shareholders.

The foregoing discussion relates solely to U.S. federal income tax law as applicable to the funds and certain aspects of their distributions. The discussion does not address special tax rules applicable to insurance companies. Shareholders and contract owners should consult their own tax advisers on these matters and on state, local and foreign tax laws.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the adviser or subadviser and the officers of the Trust pursuant to recommendations made by the portfolio managers. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the adviser or subadviser, will offer the best price and market for the execution of each transaction. Purchases of portfolio securities from underwriters may include a commission or commissions paid by the issuer, and transactions with dealers serving as market makers reflect a “spread.”

In the U.S. and some other countries, debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

Purchases and sales of exchange-traded options and futures will be effected through brokers who charge a commission for their services.

Each fund’s primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed.

To the extent consistent with the foregoing, each fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information (including, for example, proprietary research, publications, and access to databases) and to a lesser extent statistical assistance furnished to the adviser or subadviser, and their value and expected contribution to the performance of the fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the adviser or subadviser. The receipt of research information is not expected to reduce significantly the expenses of the adviser or subadviser. The research information and statistical assistance furnished by brokers and dealers may benefit other advisory clients, including affiliated clients, of the adviser or subadviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the adviser or subadviser may result in research information and statistical assistance beneficial to the funds. The funds will not make commitments to allocate portfolio transactions on any prescribed basis. While the adviser’s and subadviser’s officers will be primarily responsible for the allocation of each fund’s brokerage business, those policies and practices must be consistent with the foregoing, and will at all times be subject to review by the trustees.

As permitted by Section 28(e) of the Exchange Act, a fund may pay to a broker which provides brokerage and research services to the fund an amount of disclosed commission, or in the case of riskless principal transactions, transaction costs in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the adviser or subadviser that the price is reasonable in light of the services provided, viewed either in terms of the specific transaction involved in the adviser’s or subadviser’s overall duties to the accounts or the policies that the trustees may adopt from time to time.

The funds had not yet commenced operations as of December 31, 2007. Thus, during the fiscal year ended December 31, 2007, none of the funds directed brokerage transactions to a broker in recognition of third party research services provided to such fund’s adviser or subadviser.

Other investment advisory clients advised by the adviser or subadviser may also invest in the same securities as the funds. When these clients buy or sell the same securities at substantially the same time, the adviser or subadviser may average the transactions as to price and allocate the amount of available investments in a manner which the adviser or subadviser believes to be equitable to each client, including the funds. In individual instances, this investment procedure may adversely affect the price to be paid or received by a fund or the size of the position attainable for it. On the other hand, to the extent permitted by law, the adviser or subadviser may aggregate securities to be sold or purchased for the funds with those to be sold or purchased for other clients managed by it in order to obtain overall best execution for its participating clients.

The funds had not yet commenced operations as of December 31, 2007. Thus, none of the funds have paid any brokerage commissions in any of the last three fiscal years.

Affiliated brokers. Pursuant to procedures determined by the trustees and subject to the general policies of the Trust and Section 17(e) of the 1940 Act, each subadviser may place securities transactions, including agency cross trades, with brokers with whom it is affiliated (“Affiliated Brokers”).

Section 17(e) of the 1940 Act limits to “the usual and customary broker’s commission” the amount which can be paid by a fund to an Affiliated Broker acting as broker in connection with transactions effected on a securities exchange. The board of trustees, including a majority of the trustees who are not “interested persons” of the Trust or the adviser, has adopted procedures designed to comply with the requirements of Section 17(e) and Rule 17e-1 promulgated thereunder to ensure that the broker’s commission is reasonable and fair compared to the commission received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.

A transaction would not be placed with an Affiliated Broker if a fund would have to pay a commission rate less favorable than similar charges for comparable transactions for the Affiliated Broker’s other unaffiliated customers. No fund will engage in principal transactions with Affiliated Brokers. When appropriate, however, orders for the account of a fund placed by Affiliated Brokers may be combined with orders of their respective customers, in order to obtain a more favorable commission rate. When the same security is purchased for two or more funds or customers on the same day, each fund or customer pays the average price and commissions paid are allocated in direct proportion to the number of shares purchased.

At least annually, each subadviser which uses Affiliated Brokers will furnish to the Trust a statement setting forth the total amount of all compensation retained by the Affiliated Broker in connection with effecting transactions for the account of a fund. The board of trustees reviews and approves all such portfolio transactions on a quarterly basis and the compensation received by Affiliated Brokers in connection therewith. In addition, each subadviser does not allocate trades to affiliates in exchange for brokerage and research products and services of the type sometimes known as “soft dollars.”

The funds had not yet commenced operations as of December 31, 2007. Thus, as of December 31, 2007, none of the funds held securities of a regular broker-dealer that derives more than 15% of gross revenues from securities-related activities.

FINANCIAL STATEMENTS

The funds had not yet commenced operations as of December 31, 2007. Thus, financial statements for the fiscal year ended December 31, 2007 are not available for any of the funds.

APPENDIX A

RATINGS

MOODY’S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment at some time in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack the characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

STANDARD & POOR’S RATINGS GROUP

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B: Debt rated BB and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

FITCH RATINGS

Investment Grade

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events. A: Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

A: High credit quality. ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB: Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor satisfying its debt service requirements.

B: Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ ratings signal imminent default.

DDD, DD, D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. ‘DDD’ obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. ‘DD’ indicates potential recoveries in the range of 50%-90% and ‘D’ the lowest recovery potential (i.e., below 50%).

Entities rated in this category have defaulted on some or all of their obligations. Entities rated ‘DDD’ have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated ‘DD’ and ‘D’ are generally undergoing a formal reorganization or liquidation process; those rated ‘DD’ are likely to satisfy a higher portion of their outstanding obligations, while entities rated ‘D’ have a poor prospect of repaying all obligations.

Notes:

“+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ category or to categories below ‘CCC’.

‘NR’ indicates that Fitch Ratings does not publicly rate the issuer or issue in question.

‘Withdrawn’: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend and in these cases, the Rating Outlook may be described as “evolving”.

APPENDIX B

PERSONS TO WHOM INVESCO AIM PROVIDES

NON-PUBLIC PORTFOLIO HOLDINGS INFORMATION ON AN ONGOING BASIS

(AS OF MARCH 31, 2008)

SERVICE PROVIDER	DISCLOSURE CATEGORY
ABN AMRO Financial Services, Inc.	Broker (for certain AIM Funds)
Anglemyer & Co.	Analyst (for certain AIM Funds)
BB&T Capital Markets	Broker (for certain AIM Funds)
BOSC, Inc.	Broker (for certain AIM Funds)
Brown Brothers Harriman & Co.	Securities Lender (for certain AIM Funds)
Cabrera Capital Markets	Broker (for certain AIM Funds)
Charles River Systems, Inc.	System Provider
Citigroup Global Markets, Inc.	Broker (for certain AIM Funds)
Commerce Capital Markets	Broker (for certain AIM Funds)
D.A. Davidson & Co.	Broker (for certain AIM Funds)
Finacorp Securities	Broker (for certain AIM Funds)
First Albany Capital	Broker (for certain AIM Funds)
First Tryon Securities	Broker (for certain AIM Funds)
GainsKeeper	Software Provider (for certain AIM Funds)
GCom2 Solutions	Software Provider (for certain AIM Funds)
George K. Baum & Company	Broker (for certain AIM Funds)
Glass, Lewis & Co.	System Provider (for certain AIM Funds)
Hattier, Sanford & Reynoir	Broker (for certain AIM Funds)
Hutchinson, Shockey, Erley & Co.	Broker (for certain AIM Funds)
Institutional Shareholder Services, Inc.	Proxy Voting Service (for certain AIM Funds)
Investortools, Inc.	Broker (for certain AIM Funds)
ITG, Inc.	Pricing Vendor (for certain AIM Funds)
JPMorgan Securities Inc.\Citigroup Global Markets Inc.\JPMorgan Chase Bank, N.A.	Lender (for certain AIM Funds)
Janney Montgomery Scott LLC	Broker (for certain AIM Funds)
Lipper, Inc.	Rating & Ranking Agency (for certain AIM Funds)
Loop Capital Markets	Broker (for certain AIM Funds)
Mesirow Financial, Inc.	Broker (for certain AIM Funds)
Moody’s Investors Service	Rating & Ranking Agency (for certain AIM Funds)
Morgan Keegan & Company, Inc.	Broker (for certain AIM Funds)
MS Securities Services, Inc. and Morgan Stanley & Co. Incorporated	Securities Lender (for certain AIM Funds)
Ness USA	System provider
OMGEO Oasys	Trading System
Prager, Sealy & Co.	Broker (for certain AIM Funds)
PricewaterhouseCoopers LLP	Independent Registered Public Accounting Firm
Protective Securities	Broker (for certain AIM Funds)
Ramirez & Co., Inc.	Broker (for certain AIM Funds)
Raymond James & Associates, Inc.	Broker (for certain AIM Funds)
RBC Dain Rauscher Incorporated	Broker (for certain AIM Funds)
Robert W. Baird & Co. Incorporated	Broker (for certain AIM Funds)
Ryan Beck & Co.	Broker (for certain AIM Funds)
Seattle-Northwest Securities Corporation	Broker (for certain AIM Funds)
Siebert Brandford Shank & Co., L.L.C.	Broker (for certain AIM Funds)
Standard and Poor’s/Standard and Poor’s Securities Evaluations, Inc.	Pricing Service and Rating and Ranking Agency
StarCompliance, Inc.	System Provider
State Street Bank and Trust Company	Custodian, Lender, Securities Lender, System Provider
Sterne, Agee & Leach, Inc.	Broker (for certain AIM Funds)
Stifel, Nicolaus & Company, Incorporated	Broker (for certain AIM Funds)

Stradley Ronon Stevens & Young, LLP	Legal Counsel
The Bank of New York	Custodian and Securities Lender
The MacGregor Group, Inc.	Software Provider
Thomson Information Services Incorporated	Software Provider
UBS Financial Services, Inc.	Broker (for certain AIM Funds)
Wachovia National Bank, N.A.	Broker (for certain AIM Funds)
Wiley Bros. Aintree Capital L.L.C.	Broker (for certain AIM Funds)
William Blair & Co.	Broker (for certain AIM Funds)
XSP, LLC\Solutions PLUS, Inc.	Software Provider

APPENDIX C

PROXY VOTING POLICIES AND PROCEDURES

Information regarding how a fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available: (1) without charge, upon request, by calling (toll-free) 800-432-1102 x1687; and (2) on the Securities and Exchange Commission’s (“SEC’s”) website at http://www.sec.gov.

Sun Capital Advisers Trust

Proxy Voting Policies and Procedures

(As of February 2008)

Definitions:

“Adviser” shall mean Sun Capital Advisers LLC in its capacity as the investment adviser to the Sun Capital All Cap Fund and the Sun Capital Real Estate Fund; Davis Advisors in its capacity as the investment subadviser to the SC Davis Venture Value Fund; OppenheimerFunds in its capacity as the investment subadviser to the SC Oppenheimer Main Street Small Cap Fund; Pyramis Global Advisors in its capacity as the investment subadviser to the SC FI Large Cap Fund; Wellington Management Company, L.L.P. in its capacity as the investment subadviser to the SC Blue Chip Mid Cap Fund; Lord, Abbett & Co. LLC in its capacity as the investment subadviser to the SC Lord, Abbett Growth & Income Fund; Goldman Sachs Asset Management, L.P. in its capacity as the investment subadviser to the SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund; and Pacific Investment Management Company LLC in its capacity as the investment subadviser to the SC PIMCO High Yield Fund.

“Adviser’s proxy voting policy” shall mean each Adviser’s proxy voting policy to be applied to holdings of the relevant Fund, as amended from time to time and approved by the Sun Capital Board of Trustees.

“Board” shall mean the Board of Trustees of Sun Capital Advisers Trust.

“Fund” or “Funds” shall mean each series of Sun Capital Advisers Trust.

“Proxy Voting Committee” shall mean each Adviser’s committee or other equivalent body delegated with the responsibility to oversee the Adviser’s proxy voting process.

Adoption of Each Adviser’s Proxy Voting Policy and Delegation. The provisions of each Adviser’s proxy voting policy are hereby incorporated herein by this reference and adopted as each relevant Fund’s proxy voting policies and procedures. The Board, on behalf of each Fund, has delegated to the relevant Adviser responsibility for voting all proxies for which the Fund is entitled to vote in accordance with the relevant Adviser’s proxy voting policy, and each Adviser has accepted such delegation. Each Fund and its delegated Adviser are listed in Appendix A. The delegation by the Board of the authority to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

Limitations on Adviser’s Responsibilities: Notwithstanding the above delegation of proxy voting authority to an Adviser:

Unjustifiable Costs: An Adviser may abstain from voting a Fund proxy in a specific instance if in its good faith determination, the costs involved in voting such proxy cannot be justified (e.g., costs associated with obtaining translations of relevant proxy materials in voting proxies of non-U.S. securities) in light of the benefits to the Fund of voting. In accordance with the Adviser’s duties, it shall in appropriate cases weigh the costs and benefits of voting proxy proposals and shall make an informed decision with respect to whether voting a given proxy proposal is prudent. The Adviser’s decision shall take into account the effect that the Fund’s vote, either by itself or together with other votes, is expected to have on the value of the Fund’s investment and whether this expected effect would outweigh the cost of voting.

Board Direction: Notwithstanding the foregoing delegation to an Adviser, the Board may from time to time direct an Adviser to vote the relevant Fund’s proxies in a manner that is different from the guidelines set forth in the Adviser’s proxy voting policy. After its receipt of any such direction, the Adviser shall follow such direction for proxies for which the stockholder meeting has not been held and the vote not taken.

Shareblocking: Shareblocking occurs when certain foreign countries “freeze” company shares from trading at the custodian/sub-custodian level in order to vote proxies relating to those shares. In markets where shareblocking occurs, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting until a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. Depending upon market practice and regulations, shares can sometimes be unblocked, allowing the trade to settle but negating the proxy vote. Each Adviser may determine whether or not to vote securities that are subject to shareblocking, depending on the applicable restrictions on trade settlement and the materiality of the proxy to the relevant Fund.

Securities on Loan: The Funds may participate in securities lending programs to generate additional income. Generally, voting rights pass with the securities on loan; however, lending agreements may give the lender the right to terminate the loan and recall loaned securities provided sufficient notice is provided to the custodian bank in advance of the voting deadline. Each Fund’s policy is generally not to vote securities on loan unless the Adviser of the relevant Fund has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the Adviser may recommend that the Fund instruct its custodian to call back the loaned securities in order to cast a vote at the upcoming shareholder meeting.

Subdelegation: An Adviser may delegate its responsibilities under these Proxy Voting Policies and Procedures to a third party, provided that no such delegation shall relieve the Adviser of its responsibilities hereunder and the Adviser shall retain final authority and fiduciary responsibility for proxy voting. If an Adviser delegates such responsibilities, the Adviser shall monitor the delegate’s compliance with these Proxy Voting Policies and Procedures.

Expenses of Proxy Voting: Each Adviser shall generally bear all expenses associated with voting the relevant Fund’s proxies provided, however, that each Fund may be responsible for certain costs associated with voting proxies of non-U.S. securities. Each Fund shall be responsible for those costs incurred in order to comply with the requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”) or rules adopted thereunder, relating to the compilation and retention of information required to be contained in reports required to be filed on Form N-PX, the preparation and filing of reports on Form N-PX, the preparation, amendment and retention of these policies and communications with shareholders concerning the availability of these procedures and the Fund’s proxy voting record, including the cost of printing and mailing such information as required.

Conflicts of Interest: Each Adviser has developed procedures for addressing proxy proposals that may present a material conflict between the interests of a Fund on the one hand and the relevant Adviser and its affiliates, directors, officers, employees (and other similar persons) on the other hand (a “potential conflict”). Potential conflicts will be assessed on a proposal-by-proposal basis, and an actual or potential conflict with respect to one proposal in a proxy shall not indicate that an actual or potential conflict exists with respect to any other proposal in such proxy. Each Adviser shall use commercially reasonable efforts to determine whether an actual or potential conflict may exist, and an actual or potential conflict shall be deemed to exist if and only if one or more members of the relevant Adviser’s Proxy Voting Committee actually knew or reasonably should have known of the actual or potential conflict.

Without limiting the generality of the foregoing, each Adviser’s Proxy Voting Committee may resolve a potential conflict in any of the following manners:

If the proposal that gives rise to an actual or potential conflict is specifically addressed in the relevant Adviser’s proxy voting policy, the Adviser may vote the proxy in accordance with the pre-determined policies and guidelines set forth in that proxy voting policy; provided that such pre-determined policies and guidelines involve little or no discretion on the part of the Adviser;

The Adviser may disclose the actual or potential conflict to the Board and obtain the Board’s consent before voting in the manner approved by the Board;

The Adviser may engage an independent third-party to determine how the proxy should be voted; or

The Adviser may, where feasible, establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the decision maker from the actual or potential conflict.

Approval of Material Changes: Each Adviser shall promptly submit to the Board in writing any material changes to the Adviser’s proxy voting policy. Unless objected to by the Board within six months after such submission, the Board shall be deemed to have approved the change on the six month anniversary of such submission (unless such change was earlier approved by the Board).

Reports to the Board: At each quarterly meeting of the Board, each Adviser shall submit a report to the Board describing:

Any issues arising under these Proxy Voting Policies and Procedures since the last report to the Board, including but not limited to, information about conflicts of interest relating to the portfolio securities of the relevant Fund; and

Any proxy votes taken by the Adviser on behalf of the relevant Fund since the last report to the Board which were exceptions from the Adviser’s proxy voting policy and the reasons for any such exceptions.

In addition, no less frequently than annually, each Adviser shall furnish to the Board, and the Board shall consider, a written report describing any recommended changes in existing policies based upon the Adviser’s experience under these Proxy Voting Policies and Procedures, evolving industry practices and developments in applicable laws or regulations.

Annual Review: At least annually, the Board shall review these Proxy Voting Policies and Procedures to determine their sufficiency and shall make and approve any changes that it deems necessary from time to time.

Annual Filing: Each Fund shall file an annual report of each proxy voted with respect to portfolio securities of the Fund during the twelve-month period ended June 30 on Form N-PX not later than August 31st of each year.

Disclosures: Each Fund shall include in its registration statement:

A description of these Proxy Voting Policies and Procedures and of the Adviser’s proxy voting policies; and

A statement disclosing that information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Fund’s toll-free telephone number, or through a specified Internet address; or both; and on the Securities and Exchange Commission’s (the “SEC’s”) website.

Each Fund shall include in its annual and semi-annual reports to shareholders:

A statement disclosing that a description of the policies and procedures used by or on behalf of the Fund to determines how to vote proxies relating to the Fund’s portfolio securities is available without charge, upon request, by calling the Fund’s toll-free telephone number; or through a specified Internet address, if applicable; and on the SEC’s website; and

A statement disclosing the information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30th is available without charge, upon request, by calling the Fund’s toll-free telephone number; or through a specified Internet address; or both; and on the SEC’s website.

Maintenance of Records: Each Adviser shall maintain at its principal place of business the proxy records of the relevant Fund in accordance with the requirements and interpretations of the Investment Company Act of 1940 and the Investment Advisers Act of 1940, as amended (the “Advisers Act”), except that:

Each Adviser may, but need not, maintain proxy statements that it receives regarding the relevant Fund’s securities to the extent that such proxy statements are available on the SEC’s EDGAR system; and

Each Adviser may also rely upon a third party to maintain records required to be maintained under the Advisers Act.

On behalf of Sun Capital, the Chief Compliance Officer (CCO) or designee, obtains information from the portfolio managers regarding (a) any issues and conflicts under proxy procedures and (b) any proxy votes taken that were exceptions. The CCO (or designee) is to periodically inquire regarding the quarterly reporting of conflicts, issues in voting, exceptions and changes to proxy voting policies on the part of the Adviser and sub-advisers. Evidence of review is located in the Compliance Log. The CCO reports to the Board regarding such matters.

Revised: February 2008

Appendix A

Fund	Delegated Adviser
Sun Capital All Cap Fund and Sun Capital Real Estate Fund	Sun Capital Advisers LLC
SC Davis Venture Value Fund	Davis Advisors
SC Oppenheimer Main Street Small Cap Fund	OppenheimerFunds
SC FI Large Cap Growth Fund	Pyramis Global Advisors, LLC
SC Blue Chip Mid Cap Fund	Wellington Management Company, LLP
SC Lord, Abbett Growth & Income Fund*	Lord, Abbett & Co. LLC.
SC Goldman Sachs Mid Cap Value Fund*	Goldman Sachs Asset Management, L.P.
SC Goldman Sachs Short-Term Duration Fund*
SC PIMCO High Yield Fund*	Pacific Investment Management Company LLC.

*	This Appendix was revised in February 2008 to reflect the additional funds.

Exhibit A

Ibbotson Associates, Inc.

Proxy Voting Policies and Procedures

Ibbotson does not assume any voting authority from clients regarding proxies. The Chief compliance officer and his staff are responsible for monitoring the Firm’s business practices to insure no authority with respect to voting proxies is assumed or granted to the Firm and no change to its current position with respect to voting proxies has occurred.

Proxy voting practices are governed by Section 24 of the Firm’s written policies and procedures manual and are reviewed no less frequently than annually. Should the current position with respect to voting proxies change, the manual will be amended prior to the Firm engaging in this practice.

SECTION 24 – PROXY VOTING

APPLICABLE RULES/REGULATIONS

Investment Advisers Act

Rule 206(4)-6

BACKGROUND

Rule 206(4)-6 places a number of requirements on investment advisers that have voting authority with respect to securities held in their clients’ accounts. In brief those requirements are:

•	Adopt proxy voting policies and procedures designed to ensure that the adviser votes proxies in the best interests of its clients;

•	Disclose to clients how they may obtain information about how proxies were voted; and

•	Describe to clients within the firm’s Form ADV, Part II its proxy voting policy and procedures.

POLICY

In those situations in which the RIA (Ibbotson) votes proxies, it is the RIA’s policy to comply with Rule 206(4)-6 and to establish a Proxy Voting Committee.

RESPONSIBILITY

The Proxy Voting Committee is responsible for ensuring that the RIA’s proxy voting procedures are followed.

Exhibit B

Dreman Value Management, L.L.C.

Proxy Voting Policies and Procedures

(As of January 3, 2008)

A.	Policy.

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When DVM has discretion to vote the proxies of its Clients, it will vote those proxies in the best interest of its Clients and in accordance with these policies and procedures.

B.	Proxy Voting Procedures.

All proxies received by Dreman Value Management, LLC will be sent to the Chief Operating Officer, VP of Operations, or their designate. The person that receives the proxy will:

1. Keep a record of each proxy received.

2. Forward the proxy to both the Portfolio Manager and DVM’s Chief Investment Officer (the “CIO”).

3. Determine which accounts managed by DVM holds the security to which the proxy relates.

4. Provide the Portfolio Manager and the CIO with a list of accounts that hold the security, together with the number of votes each account controls (reconciling any duplications), and the date by which DVM must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place.

5. Absent material conflicts (see Section V), the Portfolio Manager and CIO will determine how DVM should vote the proxy. The Portfolio Manager and the CIO will send their decision on how Dreman Value Management, LLC will vote the proxy to the Chief Operating Officer, VP of Operations, or their designee. The person receiving the instructions is responsible for completing the proxy and mailing the proxy in a timely and appropriate manner.

6. DVM may retain a third party to assist it in coordinating and voting proxies with respect to Client securities. If so, the Chief Operating Officer or VP of Operations shall monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.

7. Where a Client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, DVM will not vote the securities and will direct the relevant custodian to send the proxy material directly to the Client. If any proxy material is received by DVM for such account, it will promptly be forwarded to the Client or specified third party.

8. DVM shall promptly provide to each investment company Client for which it has discretion to vote proxies, any and all information necessary for such investment company Client, or its investment adviser or administrator, to timely file its Form N-PX under the 1940 Act. Form N-PX will provide information concerning each matter relating to a portfolio security considered at any shareholder meeting with respect to which an investment company Client was entitled to vote. Each Form N-PX will need to be filed no later than August 31st of each year, and will cover all proxy votes with respect to which a mutual fund was entitled to vote for the period July 1st through June 30th. DVM shall maintain and provide the following information concerning any shareholder meetings with respect to which an investment company Client was entitled to vote:

•	the name of the issuer of the portfolio security;

•	the exchange ticker symbol of the portfolio security[1];

•	the CUSIP number of the portfolio security[1];

[1]

The exchange ticker symbol and CUSIP number may be difficult to obtain for certain portfolio securities, such as foreign issuers. Accordingly, such information may be omitted if it’s not available through reasonably practicable means.

•	the shareholder meeting date;

•	a brief description of the matter voted on;

•	whether the matter was put forward by the issuer or a shareholder;

•	whether the investment company Client voted;

•	how the investment company Client cast its vote; and

•	whether the investment company Client cast its vote for or against management.

C.	Voting Guidelines.

In the absence of specific voting guidelines from a Client, DVM will vote proxies in the best interest of each particular Client, which may result in different voting results for proxies for the same issuer. DVM believes that voting proxies in accordance with the following guidelines is in the best interest of its Client.

Generally, DVM will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock.

Generally, DVM will vote against proposals that make it more difficult to replace members of the issuer’s board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.

For other proposals, DVM shall determine whether a proposal is in the best interest of its Clients and may take into account the following factors, among others:

1. Whether the proposal was recommended by management and DVM’s opinion of management;

2. Whether the proposal acts to entrench existing management; and

3. Whether the proposal fairly compensates management for past and future performance.

DVM reserves the right to add to these factors as it deems necessary in order to ensure that further categories of proposals are covered and that the general principles in determining how to vote all proxies are fully stated.

D.	Conflicts of Interest.

The Compliance Officer will identify any conflicts that exist between the interest of DVM and its Clients. This examination will include a review of the relationship of DVM and its affiliates with the issuer of each security [and any of the issuer’s affiliates] to determine if the issuer is a Client of DVM or an affiliate of DVM or has some other relationship with DVM or a Client of DVM.

If a material conflict exist, DVM will determine whether voting in accordance with the voting guidelines and factors described above is in the best interest of the Client. DVM will also determine whether it is appropriate to disclose the conflict to the affected Clients and, except in the case of Clients that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), give the Clients the opportunity to vote their proxies themselves. In the case of ERISA Clients, if the Investment Management Agreement reserves to the ERISA Client the authority to vote proxies when DVM determines it has a material conflict that affects its best judgment as an ERISA fiduciary, DVM will give the ERISA Client the opportunity to vote the proxies themselves.

E.	Disclosure.

DVM will disclose in its Form ADV, Part II that Clients may contact the COO or CCO or Compliance Manager, or Compliance staff person, via e-mail or telephone at mappleton@dreman.com or 201-793-2005 in order to obtain information on how DVM voted such Client’s proxies, and to request a copy of these policies and procedures. If a Client requests this information, the CCO will prepare a written response to the Client that lists, with respect to each voted proxy that the Client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how DVM voted the Client’s proxy.

A concise summary of these Proxy Voting Policies and Procedures will be included in DVM’s Form ADV, Part II, and will be updated whenever these policies and procedures are updated. The CCO or his designee will arrange for a copy of this summary to be sent to all existing Clients, either as a separate mailing or along with a periodic account statement or other correspondence sent to Clients.

F.	Record Keeping.

The Compliance Officer will maintain files relating to DVM proxy voting procedures. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of DVM. Records of the following will be included in the files:

1. Copies of these proxy voting policies and procedures and any amendments thereto.

2. A copy of each proxy statement that DVM receives provided however that DVM may rely on obtaining a copy of proxy statements from the SEC’s EDGAR system for those proxy statements that are so available. DVM may also choose to have a third party retain a copy of the proxy statements, provided that third party undertakes to provide a copy of the proxy statement promptly upon request.

3. A record of each vote that DVM casts. DVM may also rely on a third party to retain a copy of the votes cast, provided that third party undertakes to provide a copy of the record promptly upon request.

4. A copy of any document DVM created that was material to making a decision how to vote proxies, or that memorializes that decision.

5. A copy of each written Client request for information on how DVM voted such Client’s proxies, and a copy of any written response to any (written and oral) Client request for information on how DVM voted its proxy.

6. DVM will coordinate with all investment company Clients to assist in the provision of all information required to be filed on Form N-PX.

Exhibit C

Invesco Aim Advisors, Inc.

Proxy Voting Policies and Procedures

(As of March 31, 2008)

The following Invesco Aim Proxy Voting Guidelines are applicable to all funds and other accounts managed by Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc and Invesco Aim Private Asset Management, Inc. (collectively, “Invesco Aim”).

Introduction

Our Belief

The AIM Funds Boards of Trustees and Invesco Aim’s investment professionals expect a high standard of corporate governance from the companies in our portfolios so that Invesco Aim may fulfill its fiduciary obligation to our fund shareholders and other account holders. Well governed companies are characterized by a primary focus on the interests of shareholders, accountable boards of directors, ample transparency in financial disclosure, performance-driven cultures and appropriate consideration of all stakeholders. Invesco Aim believes well governed companies create greater shareholder wealth over the long term than poorly governed companies, so we endeavor to vote in a manner that increases the value of our investments and fosters good governance within our portfolio companies.

In determining how to vote proxy issues, Invesco Aim considers the probable business consequences of each issue and votes in a manner designed to protect and enhance fund shareholders’ and other account holders’ interests. Our voting decisions are intended to enhance each company’s total shareholder value over Invesco Aim’s typical investment horizon.

Proxy voting is an integral part of Invesco Aim’s investment process. We believe that the right to vote proxies should be managed with the same care as all other elements of the investment process. The objective of Invesco Aim’s proxy-voting activity is to promote good governance and advance the economic interests of our clients. At no time will Invesco Aim exercise its voting power to advance its own commercial interests, to pursue a social or political cause that is unrelated to our clients’ economic interests, or to favor a particular client or business relationship to the detriment of others.

Proxy administration

The Invesco Aim Proxy Committee (the “Proxy Committee”) consists of members representing Invesco Aim’s Investments, Legal and Compliance departments. Invesco Aim’s Proxy Voting Guidelines (the “Guidelines”) are revised annually by the Proxy Committee, and are approved by the AIM Funds Boards of Trustees. The Proxy Committee implements the Guidelines and oversees proxy voting.

The Proxy Committee has retained outside experts to assist with the analysis and voting of proxy issues. In addition to the advice offered by these experts, Invesco Aim uses information gathered from our own research, company managements, Invesco Aim’s portfolio managers and outside shareholder groups to reach our voting decisions.

Generally speaking, Invesco Aim’s investment-research process leads us to invest in companies led by management teams we believe have the ability to conceive and execute strategies to outperform their competitors. We select companies for investment based in large part on our assessment of their management teams’ ability to create shareholder wealth. Therefore, in formulating our proxy-voting decisions, Invesco Aim gives proper consideration to the recommendations of a company’s Board of Directors.

Important principles underlying the Invesco Aim Proxy Voting Guidelines

I. Accountability

Management teams of companies are accountable to their boards of directors, and directors of publicly held companies are accountable to their shareholders. Invesco Aim endeavors to vote the proxies of its portfolio companies in a manner that will reinforce the notion of a board’s accountability to its shareholders. Consequently, Invesco Aim votes against any actions that would impair the rights of shareholders or would reduce shareholders’ influence over the board or over management.

The following are specific voting issues that illustrate how Invesco Aim applies this principle of accountability.

•

Elections of directors. In uncontested director elections for companies that do not have a controlling shareholder, Invesco Aim votes in favor of slates if they are comprised of at least a majority of independent directors and if the boards’ key committees are fully independent. Key committees include the Audit, Compensation and Governance or Nominating Committees. Invesco Aim’s standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve.

Contested director elections are evaluated on a case-by-case basis and are decided within the context of Invesco Aim’s investment thesis on a company.

•

Director performance. Invesco Aim withholds votes from directors who exhibit a lack of accountability to shareholders, either through their level of attendance at meetings or by enacting egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan (“poison pills”) without shareholder approval, or other areas of poor performance, Invesco Aim may withhold votes from some or all of a company’s directors. In situations where directors’ performance is a concern, Invesco Aim may also support shareholder proposals to take corrective actions such as so-called “clawback” provisions.

•

Auditors and Audit Committee members. Invesco Aim believes a company’s Audit Committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company’s internal controls. Independence, experience and financial expertise are critical elements of a well-functioning Audit Committee. When electing directors who are members of a company’s Audit Committee, or when ratifying a company’s auditors, Invesco Aim considers the past performance of the Committee and holds its members accountable for the quality of the company’s financial statements and reports.

•

Majority standard in director elections. The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco Aim supports the nascent effort to reform the U.S. convention of electing directors, and votes in favor of proposals to elect directors by a majority vote.

•

Classified boards. Invesco Aim supports proposals to elect directors annually instead of electing them to staggered multi-year terms because annual elections increase a board’s level of accountability to its shareholders.

•

Supermajority voting requirements. Unless proscribed by law in the state of incorporation, Invesco Aim votes against actions that would impose any supermajority voting requirement, and supports actions to dismantle existing supermajority requirements.

•	Responsiveness. Invesco Aim withholds votes from directors who do not adequately respond to shareholder proposals that were approved by a majority of votes cast the prior year.

•

Cumulative voting. The practice of cumulative voting can enable minority shareholders to have representation on a company’s board. Invesco Aim supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.

•

Shareholder access. On business matters with potential financial consequences, Invesco Aim votes in favor of proposals that would increase shareholders’ opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action and proposals to promote the adoption of generally accepted best practices in corporate governance.

II. Incentives

Invesco Aim believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce managements and employees of our portfolio companies to create greater shareholder wealth. Invesco Aim supports equity compensation plans that promote the proper alignment of incentives, and votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of an account’s investment.

Following are specific voting issues that illustrate how Invesco Aim evaluates incentive plans.

•

Executive compensation. Invesco Aim evaluates compensation plans for executives within the context of the company’s performance under the executives’ tenure. Invesco Aim believes independent compensation committees are best positioned to craft executive-compensation plans that are suitable for their company-specific circumstances. We view the election of those independent compensation committee members as the appropriate mechanism for shareholders to express their approval or disapproval of a company’s compensation practices. Therefore, Invesco Aim generally does not support shareholder proposals to limit or eliminate certain forms of executive compensation. In the interest of reinforcing the notion of a compensation committee’s accountability to shareholders, Invesco Aim supports proposals requesting that companies subject each year’s compensation record to an advisory shareholder vote, or so-called “say on pay” proposals.

•

Equity-based compensation plans. When voting to approve or reject equity-based compensation plans, Invesco Aim compares the total estimated cost of the plans, including stock options and restricted stock, against a carefully selected peer group and uses multiple performance metrics that help us determine whether the incentive structures in place are creating genuine shareholder wealth. Regardless of a plan’s estimated cost relative to its peer group, Invesco Aim votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock’s current market price, or the ability to automatically replenish shares without shareholder approval.

•

Employee stock-purchase plans. Invesco Aim supports employee stock-purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock is at most a 15 percent discount from the market price.

•

Severance agreements. Invesco Aim generally votes in favor of proposals requiring advisory shareholder ratification of executives’ severance agreements. However, we oppose proposals requiring such agreements to be ratified by shareholders in advance of their adoption.

III. Capitalization

Examples of management proposals related to a company’s capital structure include authorizing or issuing additional equity capital, repurchasing outstanding stock, or enacting a stock split or reverse stock split. On requests for additional capital stock, Invesco Aim analyzes the company’s stated reasons for the request. Except where the request could adversely affect the fund’s ownership stake or voting rights, AIM generally supports a board’s decisions on its needs for additional capital stock. Some capitalization proposals require a case-by-case analysis within the context of Invesco Aim’s investment thesis on a company. Examples of such proposals include authorizing common or preferred stock with special voting rights, or issuing additional stock in connection with an acquisition.

IV. Mergers, Acquisitions and Other Corporate Actions

Issuers occasionally require shareholder approval to engage in certain corporate actions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations. Invesco Aim analyzes these proposals within the context of our investment thesis on the company, and determines its vote on a case-by-case basis.

V. Anti-Takeover Measures

Practices designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they create conflicts of interests among directors, management and shareholders. Except under special issuer-specific circumstances, Invesco Aim votes to reduce or eliminate such measures. These measures include adopting or renewing “poison pills”, requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. Invesco Aim generally votes against management proposals to impose these types of measures, and generally votes for shareholder proposals designed to reduce such measures. Invesco Aim supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote.

VI. Shareholder Proposals on Corporate Governance

Invesco Aim generally votes for shareholder proposals that are designed to protect shareholder rights if a company’s corporate-governance standards indicate that such additional protections are warranted.

VII. Shareholder Proposals on Social Responsibility

The potential costs and economic benefits of shareholder proposals seeking to amend a company’s practices for social reasons are difficult to assess. Analyzing the costs and economic benefits of these proposals is highly subjective and does not fit readily within our framework of voting to create greater shareholder wealth over Invesco Aim’s typical investment horizon. Therefore, Invesco Aim abstains from voting on shareholder proposals deemed to be of a purely social, political or moral nature.

VIII. Routine Business Matters

Routine business matters rarely have a potentially material effect on the economic prospects of fund holdings, so we generally support the board’s discretion on these items. However, Invesco Aim votes against proposals where there is insufficient information to make a decision about the nature of the proposal. Similarly, Invesco Aim votes against proposals to conduct other unidentified business at shareholder meetings.

Summary

These Guidelines provide an important framework for making proxy-voting decisions, and should give fund shareholders and other account holders insight into the factors driving Invesco Aim’s decisions. The Guidelines cannot address all potential proxy issues, however. Decisions on specific issues must be made within the context of these Guidelines and within the context of the investment thesis of the funds and other accounts that own the company’s stock. Where a different investment thesis is held by portfolio managers who may hold stocks in common, Invesco Aim may vote the shares held on a fund-by-fund or account-by-account basis.

Exceptions

In certain circumstances, Invesco Aim may refrain from voting where the economic cost of voting a company’s proxy exceeds any anticipated benefits of that proxy proposal.

Share-lending programs

One reason that some portion of Invesco Aim’s position in a particular security might not be voted is the securities lending program. When securities are out on loan and earning fees for the lending fund, they are transferred into the borrower’s name. Any proxies during the period of the loan are voted by the borrower. The lending fund would have to terminate the loan to vote the company’s proxy, an action that is not generally in the best economic interest of fund shareholders. However, whenever Invesco Aim determines that the benefit to shareholders or other account holders of voting a particular proxy outweighs the revenue lost by terminating the loan, we recall the securities for the purpose of voting the fund’s full position.

“Share-blocking”

Another example of a situation where Invesco Aim may be unable to vote is in countries where the exercise of voting rights requires the fund to submit to short-term trading restrictions, a practice known as “share-blocking.” Invesco Aim generally refrains from voting proxies in share-blocking countries unless the portfolio manager determines that the benefit to fund shareholders and other account holders of voting a specific proxy outweighs the fund’s or other account’s temporary inability to sell the security.

International constraints

An additional concern that sometimes precludes our voting non-U.S. proxies is our inability to receive proxy materials with enough time and enough information to make a voting decision. In the great majority of instances, however, we are able to vote non-U.S. proxies successfully. It is important to note that Invesco Aim makes voting decisions for non-U.S. issuers using these Guidelines as our framework, but also takes into account the corporate-governance standards, regulatory environment and generally accepted best practices of the local market.

Exceptions to these Guidelines

Invesco Aim retains the flexibility to accommodate company-specific situations where strictly adhering to the Guidelines would lead to a vote that the Proxy Committee deems not to be in the best interest of the funds’ shareholders and other account holders. In these situations, the Proxy Committee will vote the proxy in the manner deemed to be in the best interest of the funds’ shareholders and other account holders, and will promptly inform the funds’ Boards of Trustees of such vote and the circumstances surrounding it.

Resolving potential conflicts of interest

A potential conflict of interest arises when Invesco Aim votes a proxy for an issuer with which it also maintains a material business relationship. Examples could include issuers that are distributors of Invesco Aim’s products, or issuers that employ Invesco Aim to manage portions of their retirement plans or treasury accounts. Invesco Aim reviews each proxy proposal to assess the extent, if any, to which there may be a material conflict between the interests of the fund shareholders or other account holders and Invesco Aim.

Invesco Aim takes reasonable measures to determine whether a potential conflict may exist. A potential conflict is deemed to exist only if one or more of the Proxy Committee members actually knew or should have known of the potential conflict.

If a material potential conflict is deemed to exist, Invesco Aim may resolve the potential conflict in one of the following ways: (1) if the proposal that gives rise to the potential conflict is specifically addressed by the Guidelines, Invesco Aim may vote the proxy in accordance with the predetermined Guidelines; (2) Invesco Aim may engage an independent third party to determine how the proxy should be voted; or (3) Invesco Aim may establish an ethical wall or other informational barrier between the persons involved in the potential conflict and the persons making the proxy-voting decision in order to insulate the potential conflict from the decision makers.

Because the Guidelines are pre-determined and crafted to be in the best economic interest of shareholders and other account holders, applying the Guidelines to vote client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard against potential conflicts, persons from Invesco Aim’s marketing, distribution and other customer-facing functions are precluded from becoming members of the Proxy Committee.

On a quarterly basis, the AIM Funds Boards of Trustees review a report from Invesco Aim’s Internal Compliance Controls Committee. The report contains a list of all known material business relationships that Invesco Aim maintains with publicly traded issuers. That list is cross-referenced with the list of proxies voted over the period. If there are any instances where Invesco Aim’s voting pattern on the proxies of its material business partners is inconsistent with its voting pattern on all other issuers, they are brought before the Trustees and explained by the Chairman of the Proxy Committee.

Personal conflicts of interest. If any member of the Proxy Committee has a personal conflict of interest with respect to a company or an issue presented for voting, that Proxy Committee member will inform the Proxy Committee of such conflict and will abstain from voting on that company or issue.

Funds of funds. Some AIM Funds offering diversified asset allocation within one investment vehicle own shares in other AIM Funds. A potential conflict of interest could arise if an underlying AIM Fund has a shareholder meeting with any proxy issues to be voted on, because Invesco Aim’s asset-allocation funds or target-maturity funds may be large shareholders of the underlying fund. In order to avoid any potential for a conflict, the asset-allocation funds and target maturity funds vote their shares in the same proportion as the votes of the external shareholders of the underlying fund.

Policies and Vote Disclosure

A copy of these Guidelines and the voting record of each AIM Fund are available on our web site, www.invescoaim.com. In accordance with Securities and Exchange Commission regulations, all funds file a record of all proxy-voting activity for the prior 12 months ending June 30th. That filing is made on or before August 31st of each year.

Exhibit D

AllianceBernstein L.P.

Proxy Voting Policies and Procedures

(As of March 2008)

1.	Introduction

As a registered investment adviser, AllianceBernstein L.P. (“AllianceBernstein”, “we” or “us”) has a fiduciary duty to act solely in the best interests of our clients. We recognize that this duty requires us to vote client securities in a timely manner and make voting decisions that are in the best interests of our clients. Consistent with these obligations, we will disclose our clients’ voting records only to them and as required by mutual fund vote disclosure regulations. In addition, the proxy committees may, after careful consideration, choose to respond to surveys regarding past votes.

This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement applies to AllianceBernstein’s investment groups investing on behalf of clients in both U.S. and non-U.S. securities.

2.	Proxy Policies

This statement is designed to be responsive to the wide range of proxy voting subjects that can have a significant effect on the investment value of the securities held in our clients’ accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. AllianceBernstein reserves the right to depart from these guidelines in order to make voting decisions that are in our clients’ best interests. In reviewing proxy issues, we will apply the following general policies:

2.1.	Corporate Governance

AllianceBernstein’s proxy voting policies recognize the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to shareholders. We favor proposals promoting transparency and accountability within a company. We support the appointment of a majority of independent directors on key committees and generally support separating the positions of chairman and chief executive officer, except in cases where a company has sufficient counter-balancing governance in place. Because we believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company, we generally will support shareholder proposals that request that companies amend their by-laws to provide that director nominees be elected by an affirmative vote of a majority of the votes cast. Furthermore, we have written to the SEC in support of shareholder access to corporate proxy statements under specified conditions with the goal of serving the best interests of all shareholders.

2.2.	Elections of Directors

Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. Therefore, we may withhold votes for directors (or vote against directors in non-U.S. markets) who fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares. (We may vote against directors under these circumstances if the company has adopted a majority voting policy because, if a company has adopted such a policy, withholding votes from directors is not possible.) In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse, and we may abstain or vote against directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement. Also, we will generally not withhold votes for directors who meet the definition of independence promulgated by the exchange on which the company’s shares are traded. Finally, because we believe that cumulative voting provides a disproportionate voice to minority shareholders in the affairs of a company, we will generally vote against such proposals and vote for management proposals seeking to eliminate cumulative voting.

2.3.	Appointment of Auditors

AllianceBernstein believes that the company is in the best position to choose its auditors, so we will generally support management’s recommendation. However, we recognize that there are inherent conflicts when a company’s independent auditor performs substantial non-audit services for the company. The Sarbanes-Oxley Act of 2002 prohibits certain categories of services by auditors to U.S. issuers, making this issue less prevalent in the U.S. Nevertheless, in reviewing a proposed auditor, we will consider the fees paid for non-audit services relative to total fees as well as if there are other reasons for us to question the independence or performance of the auditors.

2.4.	Changes in Legal and Capital Structure

Changes in a company’s charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, AllianceBernstein will cast its votes in accordance with management’s recommendations on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition, or provide a sufficient number of shares for an employee savings plan, stock option plan or executive compensation plan. However, a satisfactory explanation of a company’s intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than 100% of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device. We will support shareholder proposals that seek to eliminate dual class voting structures.

2.5.	Corporate Restructurings, Mergers and Acquisitions

AllianceBernstein believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of our research analysts that cover the company and our investment professionals managing the portfolios in which the stock is held.

2.6.	Proposals Affecting Shareholder Rights

AllianceBernstein believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

2.7.	Anti-Takeover Measures

AllianceBernstein believes that measures that impede corporate transactions (such as takeovers) or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. Therefore, we will generally oppose proposals, regardless of whether they are advanced by management or shareholders, when their purpose or effect is to entrench management or excessively or inappropriately dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover or anti-shareholder measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including the authorization of blank check preferred stock, classified boards and supermajority vote requirements) that appear to be anti-shareholder or intended as management entrenchment mechanisms.

2.8.	Executive Compensation

AllianceBernstein believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered to company employees. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. In general, we will analyze the proposed plan to ensure that shareholder equity will not be excessively diluted taking into account shares available for grant under the proposed plan as well as other existing plans. We generally will oppose shareholder proposals to amend a company’s by-laws to give shareholders the right to vote on executive compensation. We believe this by-law amendment is likely to put the company at a competitive disadvantage which, in turn, is likely to adversely affect the value of the company and our clients’ interests. We generally will oppose plans that have below market value exercise prices on the date of issuance or permit re-pricing of underwater stock options without shareholder approval. Other factors such as the company’s performance and industry practice will generally be factored into our analysis. We believe the U.S. Securities and Exchange Commission (“SEC”) took appropriate steps to ensure more complete and transparent disclosure of executive compensation when it issued its modified executive compensation disclosure rules in 2006. Therefore, while we will consider them on a case-by-case basis, we generally vote against shareholder proposals seeking additional disclosure of executive and director compensation, including proposals that seek to specify the measurement of performance-based compensation, if the company is subject to SEC rules. Finally, we will support requiring a shareholder vote on management proposals to provide severance packages that exceed 2.99 times the sum of an executive officer’s base salary plus bonus that are triggered by a change in control. Finally, we will support shareholder proposals requiring a company to expense compensatory employee stock options (to the extent the jurisdiction in which the company operates does not already require it) because we view this form of compensation as a significant corporate expense that should be appropriately accounted for.

2.9.	Social and Corporate Responsibility

AllianceBernstein will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company with no discernable benefits to shareholders. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

3.	Proxy Voting Procedures

3.1.	Proxy Voting Committees

Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for AllianceBernstein and consider specific proxy voting matters as necessary. These committees periodically review these policies and new types of corporate governance issues, and decide how we should vote on proposals not covered by these policies. When a proxy vote cannot be clearly decided by an application of our stated policy, the proxy committee will evaluate the proposal. In addition, the committees, in conjunction with the analyst that covers the company, may contact corporate management, interested shareholder groups and others as necessary to discuss proxy issues. Members of the committees include senior investment personnel and representatives of the Legal and Compliance Department. The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committees monitor adherence to these policies.

3.2.	Conflicts of Interest

AllianceBernstein recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage or administer, who distributes AllianceBernstein-sponsored mutual funds, or with whom we have, or one of our employees has, a business or personal relationship that may affect (or may be reasonably viewed as affecting) how we vote on the issuer’s proxy. Similarly, AllianceBernstein may have a potentially material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted based solely on our clients’ best interests. Additionally, we have implemented procedures to ensure that our votes are not the product of a material conflict of interest, including: (i) on an annual basis, the proxy committees taking reasonable steps to evaluate (A) the nature of AllianceBernstein’s and our employees’ material business and personal relationships (and those of our affiliates) with any company whose equity securities are held in client accounts and (B) any client that has sponsored or has a material interest in a proposal upon which we will be eligible to vote; (ii) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that he or she is aware of (including personal relationships) and any contact that he or she has had with any interested party regarding a proxy vote; (iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iv) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of third party research services to ensure that our voting decision is consistent with our clients’ best interests.

Because under certain circumstances AllianceBernstein considers the recommendation of third party research services, the proxy committees take reasonable steps to verify that any third party research service is, in fact, independent taking into account all of the relevant facts and circumstances. This includes reviewing the third party research service’s conflict management procedures and ascertaining, among other things, whether the third party research service (i) has the capacity and competency to adequately analyze proxy issues, and (ii) can make recommendations in an impartial manner and in the best interests of our clients.

3.3.	Proxies of Certain Non-U.S. Issuers

Proxy voting in certain countries requires “share blocking.” Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks. Absent compelling reasons to the contrary, AllianceBernstein believes that the benefit to the client of exercising the vote is outweighed by the cost of voting (i.e. not being able to sell the shares during this period). Accordingly, if share blocking is required we generally choose not to vote those shares.

In addition, voting proxies of issuers in non-US markets may give rise to a number of administrative issues that may prevent AllianceBernstein from voting such proxies. For example, AllianceBernstein may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting. Other markets require AllianceBernstein to provide local agents with power of attorney prior to implementing AllianceBernstein’s voting instructions. Although it is AllianceBernstein’s policy to seek to vote all proxies for securities held in client accounts for which we have proxy voting authority, in the case of non-US issuers, we vote proxies on a best efforts basis.

3.4.	Loaned Securities

Many clients of AllianceBernstein have entered into securities lending arrangements with agent lenders to generate additional revenue. AllianceBernstein will not be able to vote securities that are on loan under these types of arrangements. However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client or fund and the administrative burden of retrieving the securities.

3.5.	Proxy Voting Records

Clients may obtain information about how we voted proxies on their behalf by contacting their AllianceBernstein administrative representative. Alternatively, clients may make a written request for proxy voting information to: Mark R. Manley, Senior Vice President & Chief Compliance Officer, AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

[ALTERNATIVE LANGUAGE FOR U.S. MUTUAL FUNDS]

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s web site at www.alliancebernstein.com, go to the Securities and Exchange Commission’s web site at www.sec.gov or call AllianceBernstein at (800) 227-4618.

Exhibit E

Pacific Investment Management Company, LLC

Proxy Voting Policies and Procedures2

(As of May 7, 2007)

The following are general proxy voting policies and procedures (“Policies and Procedures”) adopted by Pacific Investment Management Company LLC (“PIMCO”), an investment adviser registered under the Investment Advisers Act of 1940, as amended (“Advisers Act”).3 PIMCO serves as the investment adviser to a wide range of domestic and international clients, including investment companies registered under the Investment Company Act of 1940, as amended (“1940 Act”) and separate investment accounts for other clients.4 These Policies and Procedures are adopted to ensure compliance with Rule 206(4)-6 under the Advisers Act, other applicable fiduciary obligations of PIMCO and the applicable rules and regulations of the Securities and Exchange Commission (“SEC”) and interpretations of its staff. In addition to SEC requirements governing advisers, PIMCO’s Policies and Procedures reflect the long-standing fiduciary standards and responsibilities applicable to investment advisers with respect to accounts subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), as set forth in the Department of Labor’s rules and regulations.5

PIMCO will implement these Policies and Procedures for each of its respective clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client’s proxies. PIMCO’s authority to vote proxies on behalf of its clients is established by its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client’s assets. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, these Policies and Procedures also apply to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.6

Set forth below are PIMCO’s Policies and Procedures with respect to any voting or consent rights of advisory clients over which PIMCO has discretionary voting authority. These Policies and Procedures may be revised from time to time.

General Statements of Policy

These Policies and Procedures are designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances.

PIMCO may abstain from voting a client proxy under the following circumstances: (1) when the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant; or (2) when the cost of voting the proxies outweighs the benefits.

Conflicts of Interest

PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client’s best interest by pursuing any one of the following courses of action:

1.	convening an ad-hoc committee to assess and resolve the conflict;[7]

[2]	Revised as of May 7, 2007.
[3]

These Policies and Procedures are adopted by PIMCO pursuant to Rule 206(4)-6 under the Advisers Act, effective August 6, 2003. See Proxy Voting by Investment Advisers, IA Release No. 2106 (January 31, 2003).

[4]	These Policies and Procedures address proxy voting considerations under U.S. law and regulations and do not address the laws or requirements of other jurisdictions.
[5]

Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994). If a client is subject to ERISA, PIMCO will be responsible for voting proxies with respect to the client’s account, unless the client has expressly retained the right and obligation to vote the proxies, and provided prior written notice to PIMCO of this retention.

[6]

For purposes of these Policies and Procedures, proxy voting includes any voting rights, consent rights or other voting authority of PIMCO on behalf of its clients. For purposes of these Policies and Procedures, voting or consent rights shall not include matters which are primarily investment decisions, including tender offers, exchange offers, conversions, put options, redemptions, and dutch auctions.

2.	voting in accordance with the instructions/consent of a client after providing notice of and disclosing the conflict to that client;

3.	voting the proxy in accordance with the recommendation of an independent third-party service provider;

4.	suggesting that the client engage another party to determine how the proxies should be voted;

5.	delegating the vote to an independent third-party service provider; or

6.	voting in accordance with the factors discussed in these Policies and Procedures.

PIMCO will document the process of resolving any identified material conflict of interest.

Reporting Requirements and the Availability of Proxy Voting Records

Except to the extent required by applicable law or otherwise approved by PIMCO, PIMCO will not disclose to third parties how it voted a proxy on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients (e.g., trustees or consultants retained by the client), how PIMCO voted such client’s proxy. In addition, PIMCO provides its clients with a copy of these Policies and Procedures or a concise summary of these Policies and Procedures: (i) in Part II of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by PIMCO. The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how PIMCO voted that client’s proxies is available upon request.

PIMCO Record Keeping

PIMCO or its agent maintains proxy voting records as required by Rule 204-2(c) of the Advisers Act. These records include: (1) a copy of all proxy voting policies and procedures; (2) proxy statements (or other disclosures accompanying requests for client consent) received regarding client securities (which may be satisfied by relying on obtaining a copy of a proxy statement from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system or a third party provided that the third party undertakes to provide a copy promptly upon request); (3) a record of each vote cast by PIMCO on behalf of a client; (4) a copy of any document created by PIMCO that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) a copy of each written client request for proxy voting records and any written response from PIMCO to any (written or oral) client request for such records. Additionally, PIMCO or its agent maintains any documentation related to an identified material conflict of interest.

Proxy voting books and records are maintained by PIMCO or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of PIMCO or its agent.

Review and Oversight

PIMCO’s proxy voting procedures are described below. PIMCO’s Compliance Group will provide for the supervision and periodic review, no less than on an annual basis, of its proxy voting activities and the implementation of these Policies and Procedures.

Because PIMCO has contracted with State Street Investment Manager Solutions, LLC (“IMS West”) to perform portfolio accounting, securities processing and settlement processing on behalf of PIMCO, certain of the following procedures involve IMS West in administering and implementing the proxy voting process. IMS West will review and monitor the proxy voting process to ensure that proxies are voted on a timely basis.

1. Transmit Proxy to PIMCO. IMS West will forward to PIMCO’s Compliance Group each proxy received from registered owners of record (e.g., custodian bank or other third party service providers).

[7]	Any committee must be comprised of personnel who have no direct interest in the outcome of the potential conflict.

2. Conflicts of Interest. PIMCO’s Compliance Group will review each proxy to determine whether there may be a material conflict between PIMCO and its client. As part of this review, the group will determine whether the issuer of the security or proponent of the proposal is a client of PIMCO, or if a client has actively solicited PIMCO to support a particular position. If no conflict exists, this group will forward each proxy to PIMCO’s Middle Office Group for consideration by the appropriate portfolio manager(s). However, if a conflict does exist, PIMCO’s Compliance Group will seek to resolve any such conflict in accordance with these Policies and Procedures.

3. Vote. The portfolio manager will review the information, will vote the proxy in accordance with these Policies and Procedures and will return the voted proxy to PIMCO’s Middle Office Group.

4. Review. PIMCO’s Middle Office Group will review each proxy that was submitted to and completed by the appropriate portfolio manager. PIMCO’s Middle Office Group will forward the voted proxy back to IMS West with the portfolio manager’s decision as to how it should be voted.

5. Transmittal to Third Parties. IMS West will document the portfolio manager’s decision for each proxy received from PIMCO’s Middle Office Group in a format designated by the custodian bank or other third party service provider. IMS West will maintain a log of all corporate actions, including proxy voting, which indicates, among other things, the date the notice was received and verified, PIMCO’s response, the date and time the custodian bank or other third party service provider was notified, the expiration date and any action taken.

6. Information Barriers. Certain entities controlling, controlled by, or under common control with PIMCO (“Affiliates”) may be engaged in banking, investment advisory, broker-dealer and investment banking activities. PIMCO personnel and PIMCO’s agents are prohibited from disclosing information regarding PIMCO’s voting intentions to any Affiliate. Any PIMCO personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which PIMCO or its delegate intend to vote on a specific issue must terminate the contact and notify the Compliance Group immediately.

Categories of Proxy Voting Issues

In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO considers each proposal on a case-by-case basis, taking into consideration various factors and all relevant facts and circumstances at the time of the vote. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or shareholders, because PIMCO believes the recommendations by the issuer generally are in shareholders’ best interests, and therefore in the best economic interest of PIMCO’s clients. The following is a non-exhaustive list of issues that may be included in proxy materials submitted to clients of PIMCO, and a non-exhaustive list of factors that PIMCO may consider in determining how to vote the client’s proxies.

Board of Directors

1. Independence. PIMCO may consider the following factors when voting on director independence issues: (i) majority requirements for the board and the audit, nominating, compensation and/or other board committees; and (ii) whether the issuer adheres to and/or is subject to legal and regulatory requirements.

2. Director Tenure and Retirement. PIMCO may consider the following factors when voting on limiting the term of outside directors: (i) the introduction of new viewpoints on the board; (ii) a reasonable retirement age for the outside directors; and (iii) the impact on the board’s stability and continuity.

3. Nominations in Elections. PIMCO may consider the following factors when voting on uncontested elections: (i) composition of the board; (ii) nominee availability and attendance at meetings; (iii) any investment made by the nominee in the issuer; and (iv) long-term corporate performance and the price of the issuer’s securities.

4. Separation of Chairman and CEO Positions. PIMCO may consider the following factors when voting on proposals requiring that the positions of chairman of the board and the chief executive officer not be filled by the same person: (i) any potential conflict of interest with respect to the board’s ability to review and oversee management’s actions; and (ii) any potential effect on the issuer’s productivity and efficiency.

5. D&O Indemnification and Liability Protection. PIMCO may consider the following factors when voting on proposals that include director and officer indemnification and liability protection: (i) indemnifying directors for conduct in the normal course of business; (ii) limiting liability for monetary damages for violating the duty of care; (iii) expanding coverage beyond legal expenses to acts that represent more serious violations of fiduciary obligation than carelessness (e.g. negligence); and (iv) providing expanded coverage in cases where a director’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company.

6. Stock Ownership. PIMCO may consider the following factors when voting on proposals on mandatory share ownership requirements for directors: (i) the benefits of additional vested interest in the issuer’s stock; (ii) the ability of a director to fulfill his duties to the issuer regardless of the extent of his stock ownership; and (iii) the impact of limiting the number of persons qualified to be directors.

Proxy Contests and Proxy Contest Defenses

1. Contested Director Nominations. PIMCO may consider the following factors when voting on proposals for director nominees in a contested election: (i) background and reason for the proxy contest; (ii) qualifications of the director nominees; (iii) management’s track record; (iv) the issuer’s long-term financial performance within its industry; (v) assessment of what each side is offering shareholders; (vi) the likelihood that the proposed objectives and goals can be met; and (vii) stock ownership positions of the director nominees.

2. Reimbursement for Proxy Solicitation Expenses. PIMCO may consider the following factors when voting on reimbursement for proxy solicitation expenses: (i) identity of the persons who will pay the expenses; (ii) estimated total cost of solicitation; (iii) total expenditures to date; (iv) fees to be paid to proxy solicitation firms; and (v) when applicable, terms of a proxy contest settlement.

3. Ability to Alter the Size of the Board by Shareholders. PIMCO may consider whether the proposal seeks to fix the size of the board and/or require shareholder approval to alter the size of the board.

4. Ability to Remove Directors by Shareholders. PIMCO may consider whether the proposal allows shareholders to remove directors with or without cause and/or allow shareholders to elect directors and fill board vacancies.

5. Cumulative Voting. PIMCO may consider the following factors when voting on cumulative voting proposals: (i) the ability of significant stockholders to elect a director of their choosing; (ii) the ability of minority shareholders to concentrate their support in favor of a director(s) of their choosing; and (iii) any potential limitation placed on the director’s ability to work for all shareholders.

6. Supermajority Shareholder Requirements. PIMCO may consider all relevant factors, including but not limited to limiting the ability of shareholders to effect change when voting on supermajority requirements to approve an issuer’s charter or bylaws, or to approve a merger or other significant business combination that would require a level of voting approval in excess of a simple majority.

Tender Offer Defenses

1. Classified Boards. PIMCO may consider the following factors when voting on classified boards: (i) providing continuity to the issuer; (ii) promoting long-term planning for the issuer; and (iii) guarding against unsolicited takeovers.

2. Poison Pills. PIMCO may consider the following factors when voting on poison pills: (i) supporting proposals to require a shareholder vote on other shareholder rights plans; (ii) ratifying or redeeming a poison pill in the interest of protecting the value of the issuer; and (iii) other alternatives to prevent a takeover at a price clearly below the true value of the issuer.

3. Fair Price Provisions. PIMCO may consider the following factors when voting on proposals with respect to fair price provisions: (i) the vote required to approve the proposed acquisition; (ii) the vote required to repeal the fair price provision; (iii) the mechanism for determining fair price; and (iv) whether these provisions are bundled with other anti-takeover measures (e.g., supermajority voting requirements) that may entrench management and discourage attractive tender offers.

Capital Structure

1. Stock Authorizations. PIMCO may consider the following factors to help distinguish between legitimate proposals to authorize increases in common stock for expansion and other corporate purchases and those proposals designed primarily as an anti-takeover device: (i) the purpose and need for the stock increase; (ii) the percentage increase with respect to the authorization currently in place; (iii) voting rights of the stock; and (iv) overall capitalization structure of the issuer.

2. Issuance of Preferred Stock. PIMCO may consider the following factors when voting on the issuance of preferred stock: (i) whether the new class of preferred stock has unspecified voting, conversion, dividend distribution, and other rights; (ii) whether the issuer expressly states that the stock will not be used as a takeover defense or carry superior voting rights; (iii) whether the issuer specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; and (iv) whether the stated purpose is to raise capital or make acquisitions in the normal course of business.

3. Stock Splits. PIMCO may consider the following factors when voting on stock splits: (i) the percentage increase in the number of shares with respect to the issuer’s existing authorized shares; and (ii) the industry that the issuer is in and the issuer’s performance in that industry.

4. Reversed Stock Splits. PIMCO may consider the following factors when voting on reverse stock splits: (i) the percentage increase in the shares with respect to the issuer’s existing authorized stock; and (ii) issues related to delisting the issuer’s stock.

Executive and Director Compensation

1. Stock Option Plans. PIMCO may consider the following factors when voting on stock option plans: (i) whether the stock option plan expressly permits the repricing of options; (ii) whether the plan could result in earnings dilution of greater than a specified percentage of shares outstanding; (iii) whether the plan has an option exercise price below the market price on the day of the grant; (iv) whether the proposal relates to an amendment to extend the term of options for persons leaving the firm voluntarily or for cause; and (v) whether the stock option plan has certain other embedded features.

2. Director Compensation. PIMCO may consider the following factors when voting on director compensation: (i) whether director shares are at the same market risk as those of the issuer’s shareholders; and (ii) how stock option programs for outside directors compare with the standards of internal stock option programs.

3. Golden and Tin Parachutes. PIMCO may consider the following factors when voting on golden and/or tin parachutes: (i) whether they will be submitted for shareholder approval; and (ii) the employees covered by the plan and the quality of management.

State of Incorporation

State Takeover Statutes. PIMCO may consider the following factors when voting on proposals to opt out of a state takeover statute: (i) the power the statute vests with the issuer’s board; (ii) the potential of the statute to stifle bids; and (iii) the potential for the statute to empower the board to negotiate a better deal for shareholders.

Mergers and Restructurings

1. Mergers and Acquisitions. PIMCO may consider the following factors when voting on a merger and/or acquisition: (i) anticipated financial and operating benefits as a result of the merger or acquisition; (ii) offer price; (iii) prospects of the combined companies; (iv) how the deal was negotiated; and (v) changes in corporate governance and the potential impact on shareholder rights. PIMCO may also consider what impact the merger or acquisition may have on groups/organizations other than the issuer’s shareholders.

2. Corporate Restructurings. With respect to a proxy proposal that includes a spin-off, PIMCO may consider the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives. With respect to a proxy proposal that includes an asset sale, PIMCO may consider the impact on the balance sheet or working capital and the value received for the asset. With respect to a proxy proposal that includes a liquidation, PIMCO may consider management’s efforts to pursue alternatives, the appraisal value of assets, and the compensation plan for executives managing the liquidation.

Investment Company Proxies

For a client that is invested in an investment company, PIMCO votes each proxy of the investment company on a case-by-case basis and takes all reasonable steps to ensure that proxies are voted consistent with all applicable investment policies of the client and in accordance with any resolutions or other instructions approved by authorized persons of the client.

For a client that is invested in an investment company that is advised by PIMCO or its affiliates, if there is a conflict of interest which may be presented when voting for the client (e.g., a proposal to approve a contract between PIMCO and the investment company), PIMCO will resolve the conflict by doing any one of the following: (i) voting in accordance with the instructions/consent of the client after providing notice of and disclosing the conflict to that client; (ii) voting the proxy in accordance with the recommendation of an independent third-party service provider; or (iii) delegating the vote to an independent third-party service provider.

1. Election of Directors or Trustees. PIMCO may consider the following factors when voting on the director or trustee nominees of a mutual fund: (i) board structure, director independence and qualifications, and compensation paid by the fund and the family of funds; (ii) availability and attendance at board and committee meetings; (iii) investments made by the nominees in the fund; and (iv) the fund’s performance.

2. Converting Closed-end Fund to Open-end Fund. PIMCO may consider the following factors when voting on converting a closed-end fund to an open-end fund: (i) past performance as a closed-end fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address any discount of the fund’s shares; (iv) past shareholder activism; (v) board activity; and (vi) votes on related proposals.

3. Proxy Contests. PIMCO may consider the following factors related to a proxy contest: (i) past performance of the fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address past shareholder activism; (iv) board activity; and (v) votes on related proposals.

4. Investment Advisory Agreements. PIMCO may consider the following factors related to approval of an investment advisory agreement: (i) proposed and current fee arrangements/schedules; (ii) fund category/investment objective; (iii) performance benchmarks; (iv) share price performance as compared with peers; and (v) the magnitude of any fee increase and the reasons for such fee increase.

5. Policies Established in Accordance with the 1940 Act. PIMCO may consider the following factors: (i) the extent to which the proposed changes fundamentally alter the investment focus of the fund and comply with SEC interpretation; (ii) potential competitiveness; (iii) regulatory developments; and (iv) current and potential returns and risks.

6. Changing a Fundamental Restriction to a Non-fundamental Restriction. PIMCO may consider the following when voting on a proposal to change a fundamental restriction to a non-fundamental restriction: (i) reasons given by the board and management for the change; and (ii) the projected impact of the change on the fund’s portfolio.

7. Distribution Agreements. PIMCO may consider the following when voting on a proposal to approve a distribution agreement: (i) fees charged to comparably sized funds with similar investment objectives; (ii) the distributor’s reputation and past performance; and (iii) competitiveness of the fund among other similar funds in the industry.

8. Names Rule Proposals. PIMCO may consider the following factors when voting on a proposal to change a fund name, consistent with Rule 35d-1 of the 1940 Act: (i) whether the fund invests a minimum of 80% of its assets in the type of investments suggested by the proposed name; (ii) the political and economic changes in the target market; and (iii) current asset composition.

9. Disposition of Assets/Termination/Liquidation. PIMCO may consider the following when voting on a proposal to dispose of fund assets, terminate, or liquidate the fund: (i) strategies employed to salvage the fund; (ii) the fund’s past performance; and (iii) the terms of the liquidation.

10. Changes to Charter Documents. PIMCO may consider the following when voting on a proposal to change a fund’s charter documents: (i) degree of change implied by the proposal; (ii) efficiencies that could result; (iii) state of incorporation; and (iv) regulatory standards and implications.

11. Changing the Domicile of a Fund. PIMCO may consider the following when voting on a proposal to change the domicile of a fund: (i) regulations of both states; (ii) required fundamental policies of both states; and (iii) the increased flexibility available.

12. Change in Fund’s Subclassification. PIMCO may consider the following when voting on a change in a fund’s subclassification from diversified to non-diversified or to permit concentration in an industry: (i) potential competitiveness; (ii) current and potential returns; (iii) risk of concentration; and (iv) consolidation in the target industry.

Distressed and Defaulted Securities

1. Waivers and Consents. PIMCO may consider the following when determining whether to support a waiver or consent to changes in provisions of indentures governing debt securities which are held on behalf of clients: (i) likelihood that the granting of such waiver or consent will potentially increase recovery to clients; (ii) potential for avoiding cross-defaults under other agreements; and (iii) likelihood that deferral of default will give the obligor an opportunity to improve its business operations.

2. Voting on Chapter 11 Plans of Liquidation or Reorganization. PIMCO may consider the following when determining whether to vote for or against a Chapter 11 plan in a case pending with respect to an obligor under debt securities which are held on behalf of clients: (i) other alternatives to the proposed plan; (ii) whether clients are treated appropriately and in accordance with applicable law with respect to their distributions; (iii) whether the vote is likely to increase or decrease recoveries to clients.

Miscellaneous Provisions

1. Such Other Business. Proxy ballots sometimes contain a proposal granting the board authority to “transact such other business as may properly come before the meeting.” PIMCO may consider the following factors when developing a position on proxy ballots that contain a proposal granting the board authority to “transact such other business as may properly come before the meeting”: (i) whether the board is limited in what actions it may legally take within such authority; and (ii) PIMCO’s responsibility to consider actions before supporting them.

2. Equal Access. PIMCO may consider the following factors when voting on equal access: (i) the opportunity for significant company shareholders to evaluate and propose voting recommendations on proxy proposals and director nominees, and to nominate candidates to the board; and (ii) the added complexity and burden of providing shareholders with access to proxy materials.

3. Charitable Contributions. PIMCO may consider the following factors when voting on charitable contributions: (i) the potential benefits to shareholders; and (ii) the potential impact on the issuer’s resources that could have been used to increase shareholder value.

4. Special Interest Issues. PIMCO may consider the following factors when voting on special interest issues: (i) the long-term benefit to shareholders of promoting corporate accountability and responsibility on social issues; (ii) management’s responsibility with respect to special interest issues; (iii) any economic costs and restrictions on management; (iv) a client’s instruction to vote proxies in a specific manner and/or in a manner different from these Policies and Procedures; and (v) the responsibility to vote proxies for the greatest long-term shareholder value.

*     *     *     *     *

Exhibit F

BlackRock Financial Management, Inc.

Proxy Voting Policies and Procedures

(As of June 2008)

These Proxy Voting Policies and Procedures (the “Policy”) for BlackRock Advisors, LLC and its affiliated U.S. registered investment advisers8 (“BlackRock”) reflect our duty as a fiduciary under the Investment Advisers Act of 1940 (the “Advisers Act”) to vote proxies in the best interests of our clients. BlackRock serves as the investment manager for investment companies, other commingled investment vehicles and/or separate accounts of institutional and other clients. The right to vote proxies for securities held in such accounts belongs to BlackRock’s clients. Certain clients of BlackRock have retained the right to vote such proxies in general or in specific circumstances.9 Other clients, however, have delegated to BlackRock the right to vote proxies for securities held in their accounts as part of BlackRock’s authority to manage, acquire and dispose of account assets.

When BlackRock votes proxies for a client that has delegated to BlackRock proxy voting authority, BlackRock acts as the client’s agent. Under the Advisers Act, an investment adviser is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services the adviser undertakes on the client’s behalf, including proxy voting. BlackRock is therefore subject to a fiduciary duty to vote proxies in a manner BlackRock believes is consistent with the client’s best interests,10 whether or not the client’s proxy voting is subject to the fiduciary standards of the Employee Retirement Income Security Act of 1974 (“ERISA”).11 When voting proxies for client accounts (including investment companies), BlackRock’s primary objective is to make voting decisions solely in the best interests of clients and ERISA clients’ plan beneficiaries and participants. In fulfilling its obligations to clients, BlackRock will seek to act in a manner that it believes is most likely to enhance the economic value of the underlying securities held in client accounts.12 It is imperative that BlackRock considers the interests of its clients, and not the interests of BlackRock, when voting proxies and that real (or perceived) material conflicts that may arise between BlackRock’s interest and those of BlackRock’s clients are properly addressed and resolved.

Advisers Act Rule 206(4)-6 was adopted by the SEC in 2003 and requires, among other things, that an investment adviser that exercises voting authority over clients’ proxy voting adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients, discloses to its clients information about those policies and procedures and also discloses to clients how they may obtain information on how the adviser has voted their proxies.

In light of such fiduciary duties, the requirements of Rule 206(4)-6, and given the complexity of the issues that may be raised in connection with proxy votes, BlackRock has adopted these policies and procedures. BlackRock’s Equity Investment Policy Oversight Committee, or a sub-committee thereof (the “Committee”), addresses proxy voting issues on behalf of BlackRock and its clients.13 The Committee is comprised of senior members of BlackRock’s Portfolio Management Group and advised by BlackRock’s Legal and Compliance Department.

I. SCOPE OF COMMITTEE RESPONSIBILITIES

The Committee shall have the responsibility for determining how to address proxy votes made on behalf of all BlackRock clients, except for clients who have retained the right to vote their own proxies, either generally or on any specific matter. In so doing, the Committee shall seek to ensure that proxy votes are made in the best interests of clients, and that proxy votes are determined in a manner free from unwarranted or inappropriate influences. The Committee shall also oversee the overall administration of proxy voting for BlackRock accounts.14

[8]	The Policy does not apply to BlackRock Asset Management U.K. Limited and BlackRock Investment Managers International Limited, which are U.S. registered investment advisers based in the United Kingdom.
[9]

In certain situations, a client may direct BlackRock to vote in accordance with the client’s proxy voting policies. In these situations, BlackRock will seek to comply with such policies to the extent it would not be inconsistent with other BlackRock legal responsibilities.

[10]

Letter from Harvey L. Pitt, Chairman, SEC, to John P.M. Higgins, President, Ram Trust Services (February 12, 2002) (Section 206 of the Investment Advisers Act imposes a fiduciary responsibility to vote proxies fairly and in the best interests of clients); SEC Release No. IA-2106 (February 3, 2003).

[11]	DOL Interpretative Bulletin of Sections 402, 403 and 404 of ERISA at 29 C.F.R. 2509.94-2
[12]

Other considerations, such as social, labor, environmental or other policies, may be of interest to particular clients. While BlackRock is cognizant of the importance of such considerations, when voting proxies it will generally take such matters into account only to the extent that they have a direct bearing on the economic value of the underlying securities. To the extent that a BlackRock client desires to pursue a particular social, labor, environmental or other agenda through the proxy votes made for its securities held through BlackRock as investment adviser, BlackRock encourages the client to consider retaining direct proxy voting authority or to appoint independently a special proxy voting fiduciary other than BlackRock.

[13]

Subject to the Proxy Voting Policies of Merrill Lynch Bank & Trust Company FSB, the Committee may also function jointly as the Proxy Voting Committee for Merrill Lynch Bank & Trust Company FSB trust accounts managed by personnel dually-employed by BlackRock.

The Committee shall establish BlackRock’s proxy voting guidelines, with such advice, participation and research as the Committee deems appropriate from portfolio managers, proxy voting services or other knowledgeable interested parties. As it is anticipated that there will not necessarily be a “right” way to vote proxies on any given issue applicable to all facts and circumstances, the Committee shall also be responsible for determining how the proxy voting guidelines will be applied to specific proxy votes, in light of each issuer’s unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternative actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated guidelines.

The Committee may determine that the subject matter of certain proxy issues are not suitable for general voting guidelines and requires a case-by-case determination, in which case the Committee may elect not to adopt a specific voting guideline applicable to such issues. BlackRock believes that certain proxy voting issues – such as approval of mergers and other significant corporate transactions – require investment analysis akin to investment decisions, and are therefore not suitable for general guidelines. The Committee may elect to adopt a common BlackRock position on certain proxy votes that are akin to investment decisions, or determine to permit portfolio managers to make individual decisions on how best to maximize economic value for the accounts for which they are responsible (similar to normal buy/sell investment decisions made by such portfolio managers).15

While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such account require that such account’s proxies be voted differently due to such account’s investment objective or other factors that differentiate it from other accounts. In addition, on proxy votes that are akin to investment decisions, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for BlackRock’s clients, on how best to maximize economic value in respect of a particular investment.

The Committee will also be responsible for ensuring the maintenance of records of each proxy vote, as required by Advisers Act Rule 204-2.16 All records will be maintained in accordance with applicable law. Except as may be required by applicable legal requirements, or as otherwise set forth herein, the Committee’s determinations and records shall be treated as proprietary, nonpublic and confidential.

The Committee shall be assisted by other BlackRock personnel, as may be appropriate. In particular, the Committee has delegated to the BlackRock Operations Department responsibility for monitoring corporate actions and ensuring that proxy votes are submitted in a timely fashion. The Operations Department shall ensure that proxy voting issues are promptly brought to the Committee’s attention and that the Committee’s proxy voting decisions are appropriately disseminated and implemented.

To assist BlackRock in voting proxies, the Committee may retain the services of a firm providing such services. BlackRock has currently retained Institutional Shareholder Services (“ISS”) in that role. ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to BlackRock may include, but are not limited to, in-depth research, voting recommendations (which the Committee is not obligated to follow), vote execution, and recordkeeping.

II. SPECIAL CIRCUMSTANCES

A. Routine Consents

BlackRock may be asked from time to time to consent to an amendment to, or grant a waiver under, a loan agreement, partnership agreement, indenture or other governing document of a specific financial instrument held by BlackRock clients. BlackRock will generally treat such requests for consents not as “proxies” subject to these Proxy Voting Policies and Procedures but as investment matters to be dealt with by the responsible BlackRock investment professionals, provided that such consents (i) do not relate to the

[14]	The Committee may delegate day-to-day administrative responsibilities to other BlackRock personnel and/or outside service providers, as appropriate.
[15]

The Committee will normally defer to portfolio managers on proxy votes that are akin to investment decisions except for proxy votes that involve a material conflict of interest, in which case it will determine, in its discretion, the appropriate voting process so as to address such conflict.

[16]

The Committee may delegate the actual maintenance of such records to an outside service provider. Currently, the Committee has delegated the maintenance of such records to Institutional Shareholder Services.

election of a board of directors or appointment of auditors of a public company, and (ii) either (A) would not otherwise materially affect the structure, management or control of a public company, or (B) relate to a company in which BlackRock clients hold only interests in bank loans or debt securities and are consistent with customary standards and practices for such instruments.

B. Securities on Loan

Registered investment companies that are advised by BlackRock as well as certain of our advisory clients may participate in securities lending programs. Under most securities lending arrangements, securities on loan may not be voted by the lender (unless the loan is recalled). BlackRock believes that each client has the right to determine whether participating in a securities lending program enhances returns, to contract with the securities lending agent of its choice and to structure a securities lending program, through its lending agent, that balances any tension between loaning and voting securities in a matter that satisfies such client. If client has decided to participate in a securities lending program, BlackRock will therefore defer to the client’s determination and not attempt to seek recalls solely for the purpose of voting routine proxies as this could impact the returns received from securities lending and make the client a less desirable lender in a marketplace. Where a client retains a lending agent that is unaffiliated with BlackRock, BlackRock will generally not seek to vote proxies relating to securities on loan because BlackRock does not have a contractual right to recall such loaned securities for the purpose of voting proxies. Where BlackRock or an affiliate acts as the lending agent, BlackRock will also generally not seek to recall loaned securities for proxy voting purposes, unless the portfolio manager responsible for the account or the Committee determines that voting the proxy is in the client’s best interest and requests that the security be recalled.

C. Voting Proxies for Non-US Companies

While the proxy voting process is well established in the United States, voting proxies of non-US companies frequently involves logistical issues which can affect BlackRock’s ability to vote such proxies, as well as the desirability of voting such proxies. These issues include (but are not limited to): (i) untimely notice of shareholder meetings; (ii) restrictions on a foreigner’s ability to exercise votes; (iii) requirements to vote proxies in person; (iv) “shareblocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); (v) potential difficulties in translating the proxy; and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions.

As a consequence, BlackRock votes proxies of non-US companies only on a “best-efforts” basis. In addition, the Committee may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the Committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote generally are expected to outweigh the benefit the client will derive by voting on the issuer’s proposal. If the Committee so determines in the case of a particular country, the Committee (upon advice from BlackRock portfolio managers) may override such determination with respect to a particular issuer’s shareholder meeting if the Committee believes the benefits of seeking to exercise a vote at such meeting outweighs the costs, in which case BlackRock will seek to vote on a best-efforts basis.

D. Securities Sold After Record Date

With respect to votes in connection with securities held on a particular record date but sold from a client account prior to the holding of the related meeting, BlackRock may take no action on proposals to be voted on in such meeting.

E. Conflicts of Interest

From time to time, BlackRock may be required to vote proxies in respect of an issuer that is an affiliate of BlackRock (a “BlackRock Affiliate”), or a money management or other client of BlackRock (a “BlackRock Client”).17 In such event, provided that the Committee is aware of the real or potential conflict, the following procedures shall apply:

1. The Committee intends to adhere to the voting guidelines set forth herein for all proxy issues including matters involving BlackRock Affiliates and BlackRock Clients. If, however, the matter to be voted on represents a non-routine matter that is material to a BlackRock Affiliate or a BlackRock Client and the Committee does not reasonably believe it is able to follow its general voting guidelines (or if the particular proxy matter is not addressed in the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of BlackRock’s clients; and

[17]	Such issuers may include investment companies for which BlackRock provides investment advisory, administrative and/or other services.

2. if the Committee determines not to retain an independent fiduciary, or does not desire to follow the advice of such independent fiduciary, the Committee shall determine how to vote the proxy after consulting with the BlackRock Portfolio Management Group and/or the BlackRock Legal and Compliance Department and concluding that the vote cast is in the client’s best interest notwithstanding the conflict.

III. VOTING GUIDELINES

The Committee has determined that it is appropriate and in the best interests of BlackRock’s clients to adopt the following voting guidelines, which represent the Committee’s usual voting position on certain recurring proxy issues that are not expected to involve unusual circumstances. With respect to any particular proxy issue, however, the Committee may elect to vote differently than a voting guideline if the Committee determines that doing so is, in the Committee’s judgment, in the best interest of its clients. The guidelines may be reviewed at any time upon the request of any Committee member and may be amended or deleted upon the vote of a majority of voting Committee members present at a Committee meeting for which there is a quorum.

A. Boards of Directors

These proposals concern those issues submitted to shareholders relating to the composition of the Board of Directors of companies other than investment companies. As a general matter, the Committee believes that a company’s Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company’s business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee therefore believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a Director nominee’s history of representing shareholder interests as a director of other companies, or other factors to the extent the Committee deems relevant.

The Committee’s general policy is to vote:

#	I.VOTE and DESCRIPTION

A.1

FOR nominees for director of United States companies in uncontested elections, except for nominees who

•     have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting(s) due to illness or company business

•     voted to implement or renew a “dead-hand” poison pill

•     ignored a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years

•     failed to act on takeover offers where the majority of the shareholders have tendered their shares

•     are corporate insiders who serve on the audit, compensation or nominating committees or on a full Board that does not have such committees composed exclusively of independent directors

•     on a case-by-case basis, have served as directors of other companies with allegedly poor corporate governance

•     sit on more than six boards of public companies

A.2	FOR nominees for directors of non-U.S. companies in uncontested elections, except for nominees from whom the Committee determines to withhold votes due to the nominees’ poor records of representing shareholder interests, on a case-by-case basis

A.3	FOR proposals to declassify Boards of Directors, except where there exists a legitimate purpose for classifying boards

A.4	AGAINST proposals to classify Boards of Directors, except where there exists a legitimate purpose for classifying boards

A.5	AGAINST proposals supporting cumulative voting

A.6	FOR proposals eliminating cumulative voting

A.7	FOR proposals supporting confidential voting

A.8	FOR proposals seeking election of supervisory board members

A.9	AGAINST shareholder proposals seeking additional representation of women and/or minorities generally (i.e., not specific individuals) to a Board of Directors

A.10	AGAINST shareholder proposals for term limits for directors

A.11	FOR shareholder proposals to establish a mandatory retirement age for directors who attain the age of 72 or older

A.12	AGAINST shareholder proposals requiring directors to own a minimum amount of company stock

A.13	FOR proposals requiring a majority of independent directors on a Board of Directors

A.14	FOR proposals to allow a Board of Directors to delegate powers to a committee or committees

A.15	FOR proposals to require audit, compensation and/or nominating committees of a Board of Directors to consist exclusively of independent directors

A.16	AGAINST shareholder proposals seeking to prohibit a single person from occupying the roles of chairman and chief executive officer

A.17	FOR proposals to elect account inspectors

A.18	FOR proposals to fix the membership of a Board of Directors at a specified size

A.19	FOR proposals permitting shareholder ability to nominate directors directly

A.20	AGAINST proposals to eliminate shareholder ability to nominate directors directly

A.21	FOR proposals permitting shareholder ability to remove directors directly

A.22	AGAINST proposals to eliminate shareholder ability to remove directors directly

A.23	FOR shareholder proposals requiring the position of chair be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure

A.24	FOR precatory and binding resolutions requesting that the board change the company’s by-laws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats

A.25	AGAINST shareholder proposals requiring two candidates per board seat

A.26	AGAINST proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care

A.27	AGAINST indemnification proposals that would expand coverage beyond just legal expenses to liability for acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness

A.28	AGAINST proposals that would expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for at the discretion of the company’s board (i.e. “permissive indemnification”), but that previously the company was not required to indemnify

A.29

FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

•        If the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company; and

•        If only the director’s legal expenses would be covered

A.30	AGAINST proposals that provide that directors may be removed only for cause

A.31	FOR proposals to restore shareholders’ ability to remove directors with or without cause

A.32	AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies

A.33	FOR proposals that permit shareholders to elect directors to fill board vacancies, provided that it is understood that investment company directors may fill Board vacancies as permitted by the Investment Company Act of 1940, as amended

B. Auditors

These proposals concern those issues submitted to shareholders related to the selection of auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation’s choice of auditor, in individual cases, the Committee may look at an auditors’ history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

The Committee’s general policy is to vote:

B.1

II. FOR approval of independent auditors, except for

•        auditors that have a financial interest in, or material association with, the company they are auditing, and are therefore believed by the Committee not to be independent

•        auditors who have rendered an opinion to any company which in the Committee’s opinion is either not consistent with best accounting practices or not indicative of the company’s financial situation

•        on a case-by-case basis, auditors who in the Committee’s opinion provide a significant amount of non-audit services to the company

B.2	FOR proposals seeking authorization to fix the remuneration of auditors

B.3	FOR approving internal statutory auditors

B.4	FOR proposals for audit firm rotation, except for proposals that would require rotation after a period of less than 5 years

C. Compensation and Benefits

These proposals concern those issues submitted to shareholders related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of a company’s compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by a corporation’s board of directors, rather than shareholders. Proposals to “micro-manage” a company’s compensation practices or to set arbitrary restrictions on compensation or benefits will therefore generally not be supported.

The Committee’s general policy is to vote:

C.1	IN ACCORDANCE WITH THE RECOMMENDATION OF ISS on compensation plans if the ISS recommendation is based solely on whether or not the company’s plan satisfies the allowable cap as calculated by ISS. If the recommendation of ISS is based on factors other than whether the plan satisfies the allowable cap the Committee will analyze the particular proposed plan. This policy applies to amendments of plans as well as to initial approvals.

C.2	FOR proposals to eliminate retirement benefits for outside directors

C.3	AGAINST proposals to establish retirement benefits for outside directors

C.4	FOR proposals approving the remuneration of directors or of supervisory board members

C.5	AGAINST proposals to reprice stock options

C.6	FOR proposals to approve employee stock purchase plans that apply to all employees. This policy applies to proposals to amend ESPPs if the plan as amended applies to all employees.

C.7	FOR proposals to pay retirement bonuses to directors of Japanese companies unless the directors have served less than three years

C.8	AGAINST proposals seeking to pay outside directors only in stock

C.9	FOR proposals seeking further disclosure of executive pay or requiring companies to report on their supplemental executive retirement benefits

C.10	AGAINST proposals to ban all future stock or stock option grants to executives

C.11	AGAINST option plans or grants that apply to directors or employees of “related companies” without adequate disclosure of the corporate relationship and justification of the option policy

C.12	FOR proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation

C.13	FOR shareholder proposals – based on a case-by-case analysis – that request the Board to establish a pay-for-superior performance standard in the company’s executive compensation plan for senior executives

C.14	AGAINST executive compensation plans in which there is a no connection between the CEO’s pay and company performance (e.g., the plan calls for an increase in pay and when there has been a decrease in company performance

C.15	WITHHOLD votes from the Compensation Committee members when company compensation plan has no connection between executive pay and company performance

C.16	FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table

C.17	FOR shareholder proposals seeking disclosure regarding the company, Board, or Board committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid

C.18	AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation

C.19	FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts

C.20	FOR shareholder proposals requesting to put extraordinary benefits contained in Supplemental Executive Retirement Plans (“SERP”) agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans

C.21	FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding all incentive or bonus pay from the SERP’s definition of covered compensation used to establish such benefits

C.22

AGAINST the equity plan if any of the following factors apply:

•        The total cost of the company’s equity plans is unreasonable;

•        The plan expressly permits the repricing of stock options without prior shareholder approval;

•        There is a disconnect between CEO pay and the company’s performance; and/or

•        The plan is a vehicle for poor compensation practices

C.23	FOR equity plans for non-employee director on a case-by-case basis based on the structure of the plan

C.24	AGAINST plans if the company has a history of repricing options without shareholder approval, and the applicable listing standards would not preclude them from doing so

C.25	FOR shareholder proposals to put option repricings to a shareholder vote

D. Capital Structure

These proposals relate to various requests, principally from management, for approval of amendments that would alter the capital structure of a company, such as an increase in authorized shares. As a general matter, the Committee will support requests that it believes enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

The Committee’s general policy is to vote:

D.1	AGAINST proposals seeking authorization to issue shares without preemptive rights except for issuances up to 10% of a non-US company’s total outstanding capital

D.2	III.FOR management proposals seeking preemptive rights or seeking authorization to issue shares with preemptive rights

D.3	IV.FOR management proposals approving share repurchase programs

D.4	V.FOR management proposals to split a company’s stock

D.5	VI.FOR management proposals to denominate or authorize denomination of securities or other obligations or assets in Euros

D.6	VII.FOR proposals requiring a company to expense stock options (unless the company has already publicly committed to do so by a certain date)

D.7	VIII.AGAINST proposals to create a new class of common stock with superior voting rights

D.8	IX.AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights

D.9

FOR proposals to create a new class of nonvoting or sub-voting common stock if:

•     It is intended for financing purposes with minimal or no dilution to current shareholders; and

•     It is not designed to preserve the voting power of an insider or significant shareholder X.

D.10	XI.AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock)

D.11	XII.FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable

D.12	XIII.FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced

D.13	XIV.FOR management proposals to implement a reverse stock split to avoid delisting

D.14	XV.FOR management proposals to increase the common share authorization for a stock split or share dividend

D.15	XVI.FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms

E. Corporate Charter and By-Laws

These proposals relate to various requests for approval of amendments to a corporation’s charter or by-laws, principally for the purpose of adopting or redeeming “poison pills”. As a general matter, the Committee will oppose poison pill provisions unless, after consultation with the portfolio managers, it is determined that supporting the poison pill is in the best interest of the client.

The Committee’s general policy is to vote:

E.1	XVII.AGAINST proposals seeking to adopt a poison pill

E.2	XVIII.FOR proposals seeking to redeem a poison pill

E.3	XIX.FOR proposals seeking to have poison pills submitted to shareholders for ratification

E.4	XX.FOR management proposals to change the company’s name

E.5	XXI.AGAINST proposals to require a supermajority shareholder vote

E.6	XXII.FOR proposals to lower supermajority vote requirements

E.7	XXIII.AGAINST proposals giving the board exclusive authority to amend the bylaws

E.8	XXIV.FOR proposals giving the board the ability to amend the bylaws in addition to shareholders

E.9

CASE-BY-CASE on proposals to change a company’s state of incorporation, taking into consideration both financial and corporate governance concerns, including:

- The reasons for reincorporating

- A comparison of the governance provisions

- Comparative economic benefits, and

XXV.- A comparison of the jurisdiction laws

E.10	FOR re-incorporation when the economic factors outweigh any neutral or negative governance changes

E.11	FOR proposals to restore, or provide shareholders with rights of appraisal

F. Corporate Meetings

These are routine proposals relating to various requests regarding the formalities of corporate meetings.

The Committee’s general policy is to vote:

F.1	AGAINST proposals that seek authority to act on “any other business that may arise”

F.2	FOR proposals designating two shareholders to keep minutes of the meeting

F.3	FOR proposals concerning accepting or approving financial statements and statutory reports

F.4	FOR proposals approving the discharge of management and the supervisory board

F.5	FOR proposals approving the allocation of income and the dividend

F.6	FOR proposals seeking authorization to file required documents/other formalities

F.7	FOR proposals to authorize the corporate board to ratify and execute approved resolutions

F.8	FOR proposals appointing inspectors of elections

F.9	FOR proposals electing a chair of the meeting

F.10	FOR proposals to permit “virtual” shareholder meetings over the Internet

F.11	AGAINST proposals to require rotating sites for shareholder meetings

F.12	AGAINST proposals that are substantially duplicative (i.e., shareholder proposals that are unnecessary because a management proposal serves the same purpose)

G. Investment Companies

These proposals relate to proxy issues that are associated solely with holdings of shares of investment companies, including, but not limited to, investment companies for which BlackRock provides investment advisory, administrative and/or other services. As with other types of companies, the Committee believes that a fund’s Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund’s investment objective that the Investment Company Act of 1940 envisions will be approved directly by shareholders.

The Committee’s general policy is to vote:

G.1

FOR nominees for director of mutual funds in uncontested elections, except for nominees who

•     have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting due to illness or fund business

•     ignore a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years

•     are interested directors who serve on the audit or nominating committees or on a full Board that does not have such committees composed exclusively of independent directors

•     on a case-by-case basis, have served as directors of companies with allegedly poor corporate governance

G.2	FOR the establishment of new series or classes of shares

G.3	AGAINST proposals to change a fund’s investment objective to nonfundamental

G.4	FOR proposals to establish a master-feeder structure or authorizing the Board to approve a master-feeder structure without a further shareholder vote

G.5	AGAINST a shareholder proposal for the establishment of a director ownership requirement

G.6	FOR classified boards of closed-end investment companies

G.6	AGAINST removal of shareholder approval requirement to reorganize or terminate the trust or any of its series

H. Environmental and Social Issues

These are shareholder proposals to limit corporate conduct in some manner that relates to the shareholder’s environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for the discussion of larger social issues, and opposes shareholder resolutions “micromanaging” corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

The Committee’s general policy is to vote:

H.1	AGAINST proposals seeking to have companies adopt international codes of conduct

H.2

AGAINST proposals seeking to have companies provide non-required analyses, information statements or reports in the following areas unless there are compelling investment reasons to request such reports:

- environmental liabilities;

- bank lending policies;

- corporate political contributions or activities;

- alcohol and tobacco advertising and efforts to discourage use of such products by minors or other groups;

- costs and risk of doing business in any individual country or the standards of operations in such country;

- involvement in nuclear defense systems or other military products;

- animal welfare standards;

- pricing policies;

- the use of certain commodities, genetically modified materials or chemicals;

- sustainability and other perceived political, environmental or social issues that do not directly relate to the economic operations of the company;

- charitable contributions made by the company

H.3	AGAINST proposals requesting reports on Maquiladora operations or on CERES principles

H.4	AGAINST proposals seeking implementation of the CERES principles

H.5

FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations unless:

- The company already provides current, publicly available information on the perceived impact that climate change may have on the company as well as associated policies and procedures to address such risks and/or opportunities;

- The company’s level of disclosure is comparable to or better than information provided by industry peers; and

-There are no significant fines, penalties, or litigation associated with the company’s environmental performance

H.6	AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions

H.7

FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:

-The company does not maintain operations in Kyoto signatory markets;

-The company already evaluates and substantially discloses such information;

-Greenhouse gas emissions do not significantly impact the company’s core businesses; or

-The company is not required to comply with the Kyoto Protocol standards

H.8	AGAINST resolutions that request the disclosure of detailed information on a company’s policies related to land use or development unless the company has been the subject of recent, significant fines or litigation stemming from its land use

H.9	AGAINST proposals to publish in newspapers and public media the company’s political contributions as such publications could present significant cost to the company without providing commensurate value to shareholders

H.10	AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage

H.11	AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company

H.12	AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders

H.13	AGAINST proposals that would call for the adoption of specific committee charter language regarding diversity initiatives unless the company fails to publicly disclose existing equal opportunity or non-discrimination policies

H.14	AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administrative burden on the company

H.15	FOR proposals seeking to amend a company’s EEO statement in order to prohibit discrimination based on sexual orientation, unless the change would result in excessive costs for the company

H.16	AGAINST proposals to exclude references to sexual orientation, interests, or activities from a company’s EEO statement

H.17	AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Benefits decisions should be left to the discretion of the company

H.18

AGAINST proposals to take specific actions or adopt policies that require the company to support legislation to:

-label or identify products in a certain manner;

-study or evaluate the use of certain company products;

-increase animal welfare standards to above those required by law; or

-engage in political, environmental or social activities that do not directly relate to the economic operations of the company

H.19

CASE-BY-CASE on proposals requesting an economic risk assessment of environmental performance, considering:

- The feasibility of financially quantifying environmental risk factors;

- The company’s compliance with applicable legislation and/or regulations regarding environmental performance;

- The costs associated with implementing improved standards;

- The potential costs associated with remediation resulting from poor environmental performance; and

- The current level of disclosure on environmental policies and initiatives

H.20	FOR requests for reports disclosing the company’s environmental policies unless it already has well-documented environmental management systems that are available to the public

H.21

CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering:

- Risks associated with certain international markets;

- The utility of such a report to shareholders; and

- The existence of a publicly available code of corporate conduct that applies to international operations

H.22

CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and steps to protect human rights, based on:

- The nature and amount of company business in that country;

- The company’s workplace code of conduct;

- Proprietary and confidential information involved;

- Company compliance with U.S. regulations on investing in the country; and/or

- Level of peer company involvement in the country

H.23

CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

- The company’s current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent;

- Agreements with foreign suppliers to meet certain workplace standards;

- Whether company and vendor facilities are monitored and how;

- Company participation in fair labor organizations;

- Type of business;

- Proportion of business conducted overseas;

- Countries of operation with known human rights abuses;

- Whether the company has been recently involved in significant labor and human rights controversies or violations;

- Peer company standards and practices; and

- Union presence in company’s international factories

IV. NOTICE TO CLIENTS

BlackRock will make records of any proxy vote it has made on behalf of a client available to such client upon request.18 BlackRock will use its best efforts to treat proxy votes of clients as confidential, except as it may decide to best serve its clients’ interests or as may be necessary to effect such votes or as may be required by law.

BlackRock encourages clients with an interest in particular proxy voting issues to make their views known to BlackRock, provided that, in the absence of specific written direction from a client on how to vote that client’s proxies, BlackRock reserves the right to vote any proxy in a manner it deems in the best interests of its clients, as it determines in its sole discretion.

These policies are as of the date indicated on the cover hereof. The Committee may subsequently amend these policies at any time, without notice.

[18]

Such request may be made to the client’s portfolio or relationship manager or addressed in writing to Secretary, BlackRock Equity Investment Policy Oversight Committee, Legal and Compliance Department, BlackRock Inc., 40 East 52nd Street, New York, New York 10022.

PART C. OTHER INFORMATION

Item 23.	EXHIBITS

(a)(1)	Agreement and Declaration of Trust, dated July 13, 1998/1/
(a)(2)	Amendment to the Agreement and Declaration of Trust, dated June 8, 1999/4/
(a)(3)	Amendment to the Agreement and Declaration of Trust, dated December 11, 2003/9/
(a)(4)	Amendment to the Agreement and Declaration of Trust, dated August 16, 2005/13/
(b)(1)	By-Laws, dated July 13, 1998/1/
(b)(2)	Amendment to By-Laws, dated May 15, 2003/13/
(b)(3)	Amendment to By-Laws, dated August 16, 2005/13/
(c)	The Agreement and Declaration of Trust and the Trust’s By-Laws, each as amended and filed as Exhibits (a) and (b) to this Registration Statement, are incorporated by reference herein.
(d)(1)	Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, Sun Capital Money Market Fund, Sun Capital Investment Grade Bond Fund and Sun Capital Global Real Estate Fund (formerly Sun Capital Real Estate Fund)/2/
(d)(2)	Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Blue Chip Mid Cap Fund/13/
(d)(3)	Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Wellington Management Company LLP, and Sun Capital Advisers Trust, on behalf of its series, SC Blue Chip Mid Cap Fund/13/
(d)(4)	Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Davis Venture Value Fund/13/
(d)(5)	Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Davis Selected Advisers, L.P., and Sun Capital Advisers Trust, on behalf of its series, SC Davis Venture Value Fund/13/
(d)(6)	Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Oppenheimer Large Cap Core Fund (formerly Sun Capital All Cap Fund)/13/
(d)(7)	Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Oppenheimer Main Street Small Cap Fund (formerly SC Value Small Cap Fund)/13/
(d)(8)	Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, OppenheimerFunds, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Oppenheimer Main Street Small Cap Fund/12/
(d)(9)	Investment Advisory Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC FI Large Cap Growth Fund/14/
(d)(10)	Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Pyramis Global Advisors, LLC and Sun Capital Advisers Trust, on behalf of its series, SC FI Large Cap Growth Fund/14/
(d)(11)	Investment Advisory and Management Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC Lord Abbett Growth & Income Fund*
(d)(12)	Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Lord, Abbett & Co. LLC and Sun Capital Advisers Trust, on behalf of its series, SC Lord Abbett Growth & Income Fund*
(d)(13)	Investment Advisory and Management Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC Goldman Sachs Mid Cap Value Fund*
(d)(14)	Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Goldman Sachs Asset Management, L.P. and Sun Capital Advisers Trust, on behalf of its series, SC Goldman Sachs Mid Cap Value Fund*
(d)(15)	Investment Advisory and Management Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC Goldman Sachs Short Duration Fund*
(d)(16)	Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Goldman Sachs Asset Management, L.P. and Sun Capital Advisers Trust, on behalf of its series, SC Goldman Sachs Short Duration Fund*
(d)(17)	Investment Advisory and Management Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust, on behalf of its series, SC PIMCO High Yield Fund*
(d)(18)	Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, Pacific Investment Management Company LLC and Sun Capital Advisers Trust, on behalf of its series, SC PIMCO High Yield Fund*

(d)(19)	Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers LLC, OppenheimerFunds, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Oppenheimer Large Cap Core Fund*
(d)(20)	Sub-Sub-Advisory Agreement by and between OFI Institutional Asset Management, Inc. and OppenheimerFunds, Inc. with respect to SC Oppenheimer Large Cap Core Fund*
(d)(21)	Form of Investment Advisory Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust*
(d)(22)	Form of Investment Advisory and Management Agreement between Sun Capital Advisers LLC and Sun Capital Advisers Trust*
(d)(23)	Form of Investment Advisory Agreement for Subadviser*
(e)(1)	Underwriting Agreement/11/
(e)(2)	Revised Schedule A to Underwriting Agreement/13/
(f)	Not Applicable
(g)(1)	Custody Agreement/3/
(h)(1)	Administration Agreement/3/
(h)(2)	Transfer Agency and Shareholder Service Agreement/3/
(h)(3)	Expense Limitation Agreement/11/
(h)(4)	Amendment No. 1 to Expense Limitation Agreement/11/
(h)(5)	Amendment No. 2 to Expense Limitation Agreement/10/
(h)(6)	Amendment No. 3 to Expense Limitation Agreement/13/
(h)(7)	Amendment No. 4 to Expense Limitation Agreement/14/
(h)(8)	Amendment No. 5 to Expense Limitation Agreement/16/
(h)(9)	Servicing Agreement between Sun Life Assurance Company (U.S.) and Clarendon Insurance Agency, Inc.
(h)(10)	Servicing Agreement between Sun Life Insurance and Annuity Company of New York and Clarendon Insurance Agency, Inc.*
(i)	Opinion and Consent of Counsel/2/
(j)	Consent of Independent Registered Public Accounting Firm/17/
(k)	Not Applicable
(l)(1)	Share Purchase Agreement for Money Market Fund/2/
(l)(2)	Share Purchase Agreement for Sun Capital Global Real Estate Fund (formerly Sun Capital Real Estate Fund)/2/
(l)(3)	Share Purchase Agreement for Sun Capital Investment Grade Bond Fund/2/
(m)	Distribution and Service Plan Pursuant to Rule 12b-1 of the 1940 Act/11/
(n)	Plan Pursuant to Rule 18f-3 Under the 1940 Act/11/
(o)	Not Applicable
(p)(1)	Code of Ethics of Sun Capital Advisers Trust/10/
(p)(2)	Code of Ethics of Sun Capital Advisers LLC/12/
(p)(3)	Code of Ethics of Wellington Management Company, LLP/10/
(p)(4)	Code of Ethics of Davis Selected Advisers, L.P./10/
(p)(5)	Code of Ethics of OppenheimerFunds, Inc./12/
(p)(6)	Code of Ethics of Pyramis Global Advisors, LLC/12/
(p)(7)	Code of Ethics of Lord, Abbett & Co. LLC/15/
(p)(8)	Code of Ethics of Goldman Sachs Asset Management, L.P./15/
(p)(9)	Code of Ethics of Pacific Investment Management Company LLC/15/
(q)(1)	Power of Attorney (Anderson, Castellano, Jones, Searcy)/12/
(q)(2)	Power of Attorney (Alban)/3/
(q)(3)	Power of Attorney (Driscoll)/16/

/1/	Filed as an exhibit to Registrant’s Registration Statement on July 15, 1998 and incorporated by reference herein.
/2/	Filed as an exhibit to Pre-Effective Amendment No. 1 on November 5, 1998 and incorporated by reference herein.
/3/	Filed as an exhibit to Post-Effective Amendment No. 1 on April 27, 1999 and incorporated by reference herein.
/4/	Filed as an exhibit to Post-Effective Amendment No. 2 on June 17, 1999 and incorporated by reference herein.
/5/	Filed as an exhibit to Post-Effective Amendment No. 4 on February 16, 2000 and incorporated by reference herein.

/6/	Filed as an exhibit to Post-Effective Amendment No. 8 on November 30, 2001 and incorporated by reference herein.
/7/	Filed as an exhibit to Post-Effective Amendment No. 10 on April 30, 2003 and incorporated by reference herein.
/8/	Filed as an exhibit to Post-Effective Amendment No. 11 on November 23, 2003 and incorporated by reference herein.
/9/	Filed as an exhibit to Post-Effective Amendment No. 12 on April 29, 2004 and incorporated by reference herein.
/10/	Filed as an exhibit to Post-Effective Amendment No. 13 on February 28, 2005 and incorporated by reference herein.
/11/	Filed as an exhibit to Post-Effective Amendment No. 14 on April 29, 2005 and incorporated by reference herein.
/12/	Filed as an exhibit to Post-Effective Amendment No. 15 on February 15, 2006 and incorporated by reference herein.
/13/	Filed as an exhibit to Post-Effective Amendment No. 16 on April 28, 2006 and incorporated by reference herein.
/14/	Filed as an exhibit to Post-Effective Amendment No. 17 on April 30, 2007 and incorporated by reference herein.
/15/	Filed as an exhibit to Post-Effective Amendment No. 18 on July 2, 2007 and incorporated by reference herein.
/16/	Filed as an exhibit to Post-Effective Amendment No. 19 on September 17, 2007 and incorporated by reference herein.
/17/	Filed as an exhibit to Post-Effective Amendment No. 21 on April 28, 2008 and incorporated by reference herein.
*	Filed herewith.

Item 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

The Registrant was organized by Sun Life Assurance Company of Canada primarily to provide a funding vehicle for assets received by various separate accounts of Sun Life Assurance Company of Canada (U.S.) and its affiliated insurance companies. Shares held by these separate accounts will generally be voted as directed by the owners of variable contracts participating in these separate accounts.

Item 25.	INDEMNIFICATION

Except as noted below, there is no contract, arrangement or statute under which any trustee, officer, underwriter or affiliated person of the Registrant is indemnified in their capacity as such.

Under the Agreement and Declaration of Trust, dated July 13, 1998, as amended from time to time, establishing the Registrant as a Delaware statutory trust, Article IV, Section 3 provides indemnification for the Registrant’s trustees and officers except that no trustee or officer will be indemnified against any liability to which the trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

Registrant’s trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such. Registrant’s independent trustees are also insured under an independent trustees liability insurance policy for certain liabilities incurred by reason of negligent errors and omissions committed in their capacities as such and not otherwise covered by the errors and omissions policy. Registrant and Registrant’s independent trustees may be entitled to indemnification from the adviser for liabilities related to certain liquidated funds of the Registrant, provided that such liabilities do not arise from the independent trustees’ willful malfeasance, bad faith, gross negligence or reckless disregard of their duties, and provided that such liabilities are not reimbursed by insurance.

Trustees and officers of the Registrant who are directors, officers or employees of the adviser may be entitled to indemnification in their capacities as directors, officers or employees of the adviser. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is therefore unenforceable.

Sun Capital Advisers LLC (the “investment adviser”) is indemnified against certain liabilities it may incur in its official capacity as investment adviser to certain subadvised series of the Registrant, including SC Davis Venture Value Fund, SC Oppenheimer Large Cap Core Fund, SC Oppenheimer Main Street Small Cap Fund, SC FI Large Cap Growth Fund, SC WMC Blue Chip Mid Cap Fund, SC WMC Large Cap Growth Fund, SC Lord Abbett Growth & Income Fund, SC Goldman Sachs Mid Cap Value Fund, SC Goldman Sachs Short Duration Fund, SC PIMCO High Yield Fund, SC Ibbotson Moderate Fund, SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund, SC Dreman Small Cap Value Fund, SC AIM Small Cap Growth Fund, SC AllianceBernstein International Diversified Value Fund, SC PIMCO Total Return Fund, and SC BlackRock Inflation Protected Bond Fund (each, a “fund” and, collectively, the “funds,” except where explicitly noted otherwise), each as subadvised, respectively, by Davis Selected Advisers, L.P., OppenheimerFunds, Inc., OppenheimerFunds, Inc., Pyramis Global Advisors, LLC, Wellington Management Company, LLP, Wellington Management Company, LLP, Lord, Abbett & Co. LLC, Goldman Sachs Asset Management, L.P., Goldman Sachs Asset Management, L.P., and Pacific Investment Management Company LLC, Ibbotson Associates, Inc., Ibbotson Associates, Inc., Ibbotson Associates, Inc., Dreman Value Management, L.L.C., Invesco Aim Advisors, Inc., AllianceBernstein L.P., Pacific Investment Management Company, LLC, and BlackRock Financial Management, Inc. (each, a “subadviser” and, collectively, the “subadvisers,” except where explicitly noted otherwise).

Each subadviser is similarly indemnified against certain liabilities it may incur in its official capacity as subadviser to a given fund. Such indemnification of a subadviser or the investment adviser is provided in the subadvisory agreement entered into on behalf of each fund, between its subadviser, the investment adviser, and the Registrant (each, a “subadvisory agreement,” and collectively, the “subadvisory agreements”). The general effect of these subadvisory agreements is described in the following paragraphs, with terms and conditions applicable to only certain funds noted as such.

Under the subadvisory agreements, a subadviser will not be liable for any loss sustained by reason of the adoption of any investment policy, and, in regards to SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund, a subavisor will not be liable for any act or omission including but not limited to such adoption, or the purchase, sale, or retention of any security on the recommendation of the subadviser, whether or not such recommendation shall have been based upon its own investigation and research or upon investigation and research made by any other individual, firm or corporation, if such recommendation shall have been made and such other individual, firm, or corporation shall have been selected, with due care and in good faith; but, and in regards to SC FI Large Capital Growth Fund, subject to additional terms in such fund’s subadvisory agreement assigning certain compliance testing responsibilities to the adviser, nothing herein contained will be construed to protect the subadviser against any liability to the investment adviser, the fund or its shareholders by reason of: (a) the subadviser’s causing the fund to be in violation of any applicable federal or state law, rule or regulation or any investment policy or restriction set forth in the fund’s prospectus or statement of additional information or any written guidelines or instruction provided in writing by the Registrant’s board of trustees or the investment adviser and, in regards to SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund, the receipt of which is acknowledged in writing by that subadviser; (b) the subadviser’s causing the fund to fail to satisfy the diversification requirements of § 817 (h) of Subchapter L of the Internal Revenue Code of 1986, as amended (the “Code”), or the diversification or source of income requirements of Subchapter M of the Code; or (c) the subadviser’s willful misfeasance, bad faith, or gross negligence or simple “negligence” in the case of SC Davis Venture Value Fund and SC WMC Blue Chip Mid Cap Fund generally in the performance of its duties just described or its reckless disregard of its obligations and duties under the subadvisory agreement.

In addition, in regards to SC Davis Venture Value Fund and SC WMC Blue Chip Mid Cap Fund, notwithstanding the forgoing, the subadviser shall not be liable to the investment adviser, the fund or its shareholders for any losses that may be sustained as a result of delays or inaccuracy of information about the fund provided to the subadviser by or on behalf of the investment adviser or the fund’s custodian.

Under the subadvisory agreements, the subadviser will indemnify and hold harmless the investment adviser, its affiliated persons and the fund (collectively, the “indemnified persons”) to the fullest extent permitted by law against any and all loss, damage, judgments, fines, amounts paid in settlement and attorneys fees incurred by any indemnified person to the extent resulting, in whole or in part, from any of the subadviser’s acts or omissions specified in (a), (b) or (c) above, any breach of any duty or warranty in the subadvisory agreement by the subadviser or, in regards to SC Oppenheimer Large Cap Core Fund, by the subadviser or OFI Institutional Asset Management, Inc. (“OFII”), or inaccuracy of any representation by the subadviser or, in regards to SC Oppenheimer Large Cap Core Fund, by the Subadviser or OFII, made in connection with the subadvisory agreement, or, in regards to SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund, the subadviser’s causing the fund to be in violation of any applicable investment policy or restriction of the subadviser, provided, however, that nothing herein contained will provide indemnity to any indemnified person for liability resulting from its own willful misfeasance, bad faith, or gross negligence, or simple “negligence” in the case of SC Davis Venture Value Fund and SC WMC Blue Chip Mid Cap Fund, in the performance of its duties or reckless disregard of such duties.

Under the subadvisory agreements, the investment adviser shall indemnify and hold harmless the subadviser to the fullest extent permitted by law against any and all loss, damage, judgments, fines, amounts paid in settlement and attorneys fees incurred by the subadviser to the extent resulting, in whole or in part, from: (x) the investment adviser’s willful misfeasance, bad faith, or gross negligence, or simple “negligence” in the case of SC Davis Venture Value Fund and SC WMC Blue Chip Mid Cap Fund, generally in the performance of its duties in connection with the subadvisory agreement or its reckless disregard of its obligations and duties under the subadvisory agreement; and (y) any breach of any duty or warranty in the subadvisory agreement by the investment adviser or any inaccuracy of any representation by the investment adviser made in connection with the subadvisory agreement, and, in regards to SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund, (z) the subadviser’s causing the fund to be in violation of any applicable federal or state law, rule or regulation or any applicable investment policy or restriction of the investment adviser, provided, however, that nothing herein contained will provide indemnity to the subadviser from liability resulting from its own willful misfeasance, bad faith, or gross negligence, or simple “negligence” in the case of SC Davis Venture Value Fund and SC WMC Blue Chip Mid Cap Fund, in the performance of its duties or reckless disregard of such duties.

In regards to SC Oppenheimer Large Cap Core Fund, the investment adviser further agrees that, to the extent that the subadviser has delegated all or any part of its duties in connection with the subadvisory agreement to OFII, in any circumstance in which the investment adviser is obligated to indemnify and hold harmless the subadviser, it will to the same extent but without duplication indemnify OFII provided that:

(i) the relevant, loss, damage, judgment, fine settlement amount, and/or attorneys fees for which OFII seeks indemnification arise out of the same set of facts and/or involve substantially the same legal defenses and, in the case of litigation, are litigated in the same forum;

(ii) in no case will the investment adviser be obligated to pay or reimburse the legal expenses of more than one legal counsel to the subadviser and OFII collectively; and

(iii) in no case will the investment adviser be obligated to pay or reimburse: (a) any amounts representing losses, damages, judgments, fines, and/or settlement amounts that may reasonably be viewed as duplicative or redundant of amounts for which the investment adviser is obligated to indemnify the subadviser; or (b) any amounts otherwise in excess of amounts that the investment adviser would reasonably have been obligated to pay, had the subadviser not elected to delegate any part of its duties in connection with the subadvisory agreement to OFII.

Neither the investment adviser nor the subadviser shall be obligated to make any indemnification payment in respect of any settlement as to which it has not been notified and consented, such consent not to be unreasonably withheld.

In regards to SC Oppenheimer Large Cap Core Fund, to the extent that the subadviser delegates any or all of its obligations in connection with the subadvisory agreement to OFII: (i) the subadviser shall be liable for the actions or omissions of OFII to the same extent it would be liable herein for its own actions or omissions; and (ii) OFII shall be a third party beneficiary of the subadvisory agreement solely with respect to the terms of indemnification and certain confidentiality measures.

Item 26.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

All of the information required by this item is set forth in the Forms ADV of the Registrant’s investment adviser, Sun Capital Advisers LLC, (File No. 801-39938) and the subadvisers to certain of its series, Davis Selected Advisers, L.P. (File No. 801-31648), Goldman Sachs Asset Management, L.P. (File No. 801-37591), Lord, Abbett & Co. LLC (File No. 801-6997), OFI Institutional Asset Management, Inc. (File No. 801-60027), OppenheimerFunds, Inc. (File No. 801-8253), Pacific Investment Management Company LLC (File No. 801-48187), Pyramis Global Advisors, LLC (File No. 801-63658), Wellington Management Company LLP (File No. 801-15908), Ibbotson Associates, Inc. (File No. 801-57505), Dreman Value Management, L.L.C. (File No. 801-54255), Invesco Aim Advisors, Inc. (File No. 801-12313), AllianceBernstein L.P. (File No. 801-56720), and BlackRock Financial Management, Inc. (File No. 801-48433). The following sections of the Forms ADV of Sun Capital Advisers LLC, Davis Selected Advisers, L.P., Goldman Sachs Asset Management, L.P., Lord, Abbett & Co. LLC, OFI Institutional Asset Management, Inc., OppenheimerFunds, Inc., Pacific Investment Management Company LLC Pyramis Global Advisors, LLC, Wellington Management Company LLP, Ibbotson Associates, Inc., Dreman Value Management, L.L.C., Invesco Aim Advisors, Inc., AllianceBernstein L.P., and BlackRock Financial Management, Inc. and are incorporated herein by reference: (a) Items 1 and 2 of Part II; and (b) Item 6, Business Background, of Part II, Schedule F.

Item 27.	PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G, H and I, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B, C, and D, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.

(b)

Name and Principal Business Address*	Position and Offices with Underwriter	Position and Offices with Registrant
Scott Davis	Director	None.
Michele G. VanLeer	Director	None.
Mary M. Fay	Director	None.
Katherine E. Savary	President	None.
Nancy C. Atherton	Assistant Vice President & Tax Officer	None.
Michael S. Bloom	Secretary	None.
William T. Evers	Assistant Vice President and Senior Counsel	None.
Michael L. Gentile	Vice President	None.
Jane F. Jette	Financial/Operations Principal and Treasurer	None.
Alyssa Gair	Assistant Secretary	None.
Kathleen T. Baron	Chief Compliance Officer	None.
Ann B. Teixeira	Anti-Money Laundering Compliance Officer	Anti-Money Laundering Officer

*	The principal business address of all directors and officers of the principal underwriter is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

(c) Not applicable.

Item 28.	LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant and Sun Capital Advisers LLC, in whole or in part, at its principal executive office at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, at the offices of Davis Selected Advisers, L.P. at 124 East Marcy Street, Sante Fe, New Mexico 87501, Goldman Sachs Asset Management, L.P. at 32 Old Slip, New York, NY 10005, Lord, Abbett & Co. LLC at 90 Hudson Street, Jersey City, NJ 07302-3973, OFI Institutional Asset Management, Inc. at 6801 South Tucson Way, Centennial, Colorado 80112, OppenheimerFunds, Inc. at 6801-6803 South Tucson Way, Centennial, Colorado 80112, Pacific Investment Management Company LLC at 840 Newport Center Drive, Newport Beach, CA 92660, Pyramis Global Advisors, LLC at 82 Devonshire Street, Boston, Massachusetts 02109, Wellington Management Company LLP at 75 State Street, Boston,

Massachusetts 02109, Ibbotson Associates, Inc. at 225 N. Michigan Avenue, Suite 700, Chicago, Illinois 60601-7676, Dreman Value Management, L.L.C. at 520 East Cooper Avenue, Suite 230-4, Aspen, Colorado 81611-9725, Invesco Aim Advisors, Inc. at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, AllianceBernstein L.P. at 1345 Avenue of the Americas, New York, New York 10105, and BlackRock Financial Management, Inc. 40 East 52nd Street, New York, New York 10022. Records relating to the duties of the Registrant’s custodian and transfer agent are maintained by State Street Bank & Trust Company at 225 Franklin Street, Boston, Massachusetts 02110.

Item 29.	MANAGEMENT SERVICES

Not applicable.

Item 30.	UNDERTAKINGS

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this post-effective amendment no. 22 to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Wellesley, The Commonwealth of Massachusetts, on the 27th day of June, 2008.

SUN CAPITAL ADVISERS TRUST

By:	/s/ James M.A. Anderson
James M.A. Anderson
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment no. 22 has been signed below by the following persons in the capacities and on the dates indicated.

	Signatures	Title	Date

	/s/ James M. A. Anderson	Chief Executive Officer and Trustee	June 27, 2008
James M.A. Anderson

	/s/ James F. Alban	Chief Financial Officer	June 27, 2008
James F. Alban

	Michael P. Castellano*	Trustee
Michael P. Castellano

	Dawn-Marie Driscoll*	Trustee
Dawn-Marie Driscoll

	William N. Searcy*	Trustee
William N. Searcy

*By:	/s/ James M.A. Anderson		June 27, 2008
James M. A. Anderson
Power of Attorney

Exhibit Index

Exhibit Number	Cross Reference	Exhibit
1.	(d)(11)	Investment Advisory and Management Agreement (SC Lord Abbett Growth & Income Fund)
2.	(d)(12)	Investment Advisory Agreement for Subadviser(SC Lord Abbett Growth & Income Fund)
3.	(d)(13)	Investment Advisory and Management Agreement (SC Goldman Sachs Mid Cap Value Fund)
4.	(d)(14)	Investment Advisory Agreement for Subadviser (SC Goldman Sachs Mid Cap Value Fund)
5.	(d)(15)	Investment Advisory and Management Agreement (SC Goldman Sachs Short Duration Fund)
6.	(d)(16)	Investment Advisory Agreement for Subadviser (SC Goldman Sachs Short Duration Fund)
7.	(d)(17)	Investment Advisory and Management Agreement (SC PIMCO High Yield Bond Fund)
8.	(d)(18)	Investment Advisory Agreement for Subadviser (SC PIMCO High Yield Bond Fund)
9.	(d)(19)	Investment Advisory Agreement for Subadviser (SC Oppenheimer Large Cap Core Fund)
10.	(d)(20)	Sub-Sub-Advisory Agreement (SC Oppenheimer Large Cap Core Fund)
11.	(d)(21)	Form of Investment Advisory Agreement
12.	(d)(22)	Form of Investment Advisory and Management Agreement
13.	(d)(23)	Form of Investment Advisory Agreement for Subadviser
14.	(h)(10)	Servicing Agreement between Sun Life Insurance and Annuity Company of New York and Clarendon Insurance Agency, Inc.